UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Large Cap Value Index Fund

Annual Report
April 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

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A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Large Cap Value Index Fund	1.18%	7.74%	8.65%

A     From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund, on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 2.66% for the 12 months ending April 30, 2023, according to the S&P 500 ® index, as markets digested multiple crosscurrents and sustained year-to-date momentum. The upturn followed a year in which the S&P 500 ® returned -18.11% amid a multitude of risk factors. Record inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while also shrinking its massive asset portfolio. Against this backdrop, stocks struggled to gain traction until a rally in late 2022, as risky assets regained favor. The S&P 500 ® continued to advance in 2023, gaining 7.50% in the first quarter and adding 1.56% in April, supported by moderating inflation data, a resilient labor market, earnings that continued to exceed lowered expectations and indications from the Fed it was nearing the end of its interest rate hiking regime. Indeed, the central bank stepped down to hikes of 25 basis points (0.25 percentage points) in February and March, as stress in the financial system started to show, with two regional banks failing in March. For the full 12 months, value stocks handily outpaced growth. By sector, energy (+19%) led the way, followed by information technology (+9%) and industrials (+7%). In contrast, real estate (-16%), consumer discretionary (-8%) and materials (-3%) lagged most.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2023, the fund gained 1.18%, roughly in line with the 1.21% advance of the benchmark Russell 1000 ® Value Index. By sector, energy advanced 19% and contributed most. Industrials stocks also helped (+8%), benefiting from the capital goods industry (+13%). The communication services sector rose approximately 6%, driven by the media & entertainment industry (+9%). Consumer discretionary gained roughly 5%, boosted by the consumer services industry (+15%). The health care sector (+1%) also contributed, lifted by the health care equipment & services industry (+3%). Conversely, stocks in the real estate sector returned roughly -17% and detracted most. Financials (-3%), especially in the banks industry (-10%), and information technology (-4%) also hurt. Other notable detractors included the materials (-4%), utilities (0%), and consumer staples (+1%) sectors. Turning to individual stocks, the top contributor was Exxon Mobil (+44%), from the energy sector. In media & entertainment, Meta Platforms (+41%) was helpful and JPMorgan Chase (+20%) from the banks category also contributed. Merck, within the pharmaceuticals, biotechnology & life sciences segment, rose about 33%, and General Electric, within the capital goods group, gained about 72% and boosted the fund. Conversely, the biggest individual detractor was Pfizer (-18%), from the pharmaceuticals, biotechnology & life sciences industry, followed by Intel (-26%), which is in the semiconductors & semiconductor equipment segment. Within banks, Bank of America returned -16% and hurt. Other detractors were Johnson & Johnson (-7%), a stock in the pharmaceuticals, biotechnology & life sciences group, and CVS Health (-22%), from the health care equipment & services category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	3.2
Exxon Mobil Corp.	2.6
Johnson & Johnson	2.3
Meta Platforms, Inc. Class A	2.3
JPMorgan Chase & Co.	2.2
Chevron Corp.	1.7
Pfizer, Inc.	1.2
Walmart, Inc.	1.2
Procter & Gamble Co.	1.1
Bank of America Corp.	1.1
18.9

Market Sectors (% of Fund's net assets)

Financials	20.3
Health Care	16.4
Industrials	10.7
Communication Services	8.7
Energy	8.0
Consumer Staples	7.7
Information Technology	7.4
Consumer Discretionary	5.9
Utilities	5.6
Real Estate	4.5
Materials	4.4

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Schedule of Investments April 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	2,291,619	40,492,908
Frontier Communications Parent, Inc. (a)(b)	78,535	1,770,179
Lumen Technologies, Inc. (b)	326,051	772,741
Verizon Communications, Inc.	1,345,244	52,235,825
		95,271,653
Entertainment - 2.1%
Activision Blizzard, Inc.	248,496	19,310,624
AMC Entertainment Holdings, Inc. Class A (a)(b)	163,830	901,065
Electronic Arts, Inc.	82,030	10,440,778
Liberty Media Corp. Liberty Formula One:
Class A (a)	6,054	392,178
Series C (a)	56,821	4,101,908
Live Nation Entertainment, Inc. (a)	25,013	1,695,381
Madison Square Garden Sports Corp.	2,942	589,871
Netflix, Inc. (a)	76,929	25,381,185
Playtika Holding Corp. (a)	2,528	25,280
Roku, Inc. Class A (a)	27,935	1,570,226
Take-Two Interactive Software, Inc. (a)	8,995	1,117,989
The Walt Disney Co. (a)	544,137	55,774,043
Warner Bros Discovery, Inc.	200,536	2,729,295
		124,029,823
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A (a)	250,023	26,837,469
Class C (a)	217,920	23,583,302
IAC, Inc. (a)	24,917	1,289,953
Match Group, Inc. (a)	5,636	207,968
Meta Platforms, Inc. Class A (a)	560,481	134,694,794
Pinterest, Inc. Class A (a)	149,696	3,443,008
TripAdvisor, Inc. (a)	29,672	526,085
		190,582,579
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	66,487	232,705
Cable One, Inc. (b)	708	536,954
Comcast Corp. Class A	1,338,795	55,385,949
DISH Network Corp. Class A (a)	79,297	595,520
Fox Corp.:
Class A	92,810	3,086,861
Class B	44,996	1,374,178
Interpublic Group of Companies, Inc.	124,030	4,431,592
Liberty Broadband Corp.:
Class A (a)	2,913	246,236
Class C (a)(b)	20,208	1,713,234
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	17,061	479,414
Series C (a)	36,496	1,019,698
News Corp.:
Class A	122,197	2,151,889
Class B	37,558	666,655
Nexstar Broadcasting Group, Inc. Class A	10,562	1,831,979
Omnicom Group, Inc.	64,023	5,798,563
Paramount Global:
Class A (b)	3,626	95,944
Class B	183,556	4,282,361
Sirius XM Holdings, Inc. (b)	222,484	845,439
The New York Times Co. Class A	52,242	2,076,620
		86,851,791
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	187,715	27,012,189
TOTAL COMMUNICATION SERVICES		523,748,035
CONSUMER DISCRETIONARY - 5.9%
Automobile Components - 0.2%
Aptiv PLC (a)	64,649	6,649,796
BorgWarner, Inc.	74,531	3,587,177
Gentex Corp.	75,160	2,073,664
Lear Corp.	18,812	2,401,540
QuantumScape Corp. Class A (a)(b)	81,961	573,727
		15,285,904
Automobiles - 0.6%
Ford Motor Co.	1,261,267	14,983,852
General Motors Co.	445,035	14,703,956
Harley-Davidson, Inc.	43,378	1,609,324
Lucid Group, Inc. Class A (a)(b)	10,946	86,911
Rivian Automotive, Inc. (a)(b)	166,332	2,132,376
Thor Industries, Inc. (b)	16,711	1,320,503
		34,836,922
Broadline Retail - 0.2%
eBay, Inc.	150,969	7,009,491
Kohl's Corp. (b)	34,850	767,746
Macy's, Inc.	87,085	1,422,969
Nordstrom, Inc. (b)	5,271	81,490
Ollie's Bargain Outlet Holdings, Inc. (a)	19,183	1,251,691
		10,533,387
Distributors - 0.2%
Genuine Parts Co.	40,746	6,857,959
LKQ Corp.	79,934	4,614,590
		11,472,549
Diversified Consumer Services - 0.1%
ADT, Inc. (b)	66,493	445,503
Bright Horizons Family Solutions, Inc. (a)	13,063	994,356
Grand Canyon Education, Inc. (a)	9,701	1,151,509
H&R Block, Inc.	8,313	281,894
Mister Car Wash, Inc. (a)(b)	6,766	59,676
Service Corp. International	47,835	3,357,539
		6,290,477
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	75,239	2,610,793
Boyd Gaming Corp.	24,629	1,709,253
Caesars Entertainment, Inc. (a)	20,401	923,961
Carnival Corp. (a)(b)	311,950	2,873,060
Darden Restaurants, Inc.	10,668	1,620,789
Domino's Pizza, Inc.	3,002	953,045
Doordash, Inc. (a)(b)	9,095	556,523
Hilton Worldwide Holdings, Inc.	23,298	3,355,378
Hyatt Hotels Corp. Class A (a)	15,240	1,741,932
Las Vegas Sands Corp. (a)	66,179	4,225,529
Marriott Vacations Worldwide Corp.	12,059	1,622,659
McDonald's Corp.	178,988	52,935,701
MGM Resorts International	101,232	4,547,341
Norwegian Cruise Line Holdings Ltd. (a)(b)	124,920	1,667,682
Penn Entertainment, Inc. (a)	49,867	1,485,538
Planet Fitness, Inc. (a)	6,955	578,239
Royal Caribbean Cruises Ltd. (a)	70,348	4,602,870
Six Flags Entertainment Corp. (a)(b)	11,834	287,211
Starbucks Corp.	234,848	26,840,778
Travel+Leisure Co.	7,157	273,898
Vail Resorts, Inc.	681	163,794
Wyndham Hotels & Resorts, Inc.	8,401	573,116
Wynn Resorts Ltd. (a)	29,080	3,323,262
Yum! Brands, Inc.	79,844	11,224,470
		130,696,822
Household Durables - 0.6%
D.R. Horton, Inc.	47,975	5,268,615
Garmin Ltd.	49,235	4,833,400
Leggett & Platt, Inc.	43,020	1,389,976
Lennar Corp.:
Class A	80,033	9,028,523
Class B	5,059	494,871
Mohawk Industries, Inc. (a)	16,956	1,795,640
Newell Brands, Inc.	119,590	1,453,019
NVR, Inc. (a)	262	1,530,080
PulteGroup, Inc.	44,180	2,966,687
Tempur Sealy International, Inc.	52,716	1,975,269
Toll Brothers, Inc.	16,840	1,076,244
TopBuild Corp. (a)	1,584	357,160
Whirlpool Corp.	17,102	2,387,268
		34,556,752
Leisure Products - 0.1%
Brunswick Corp.	19,250	1,632,208
Hasbro, Inc.	42,133	2,495,116
Mattel, Inc. (a)	57,604	1,036,872
Peloton Interactive, Inc. Class A (a)	97,464	865,480
Polaris, Inc.	4,528	491,967
		6,521,643
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	17,461	2,191,879
AutoNation, Inc. (a)	10,907	1,436,452
AutoZone, Inc. (a)	546	1,454,167
Bath & Body Works, Inc.	73,114	2,566,301
Best Buy Co., Inc.	43,449	3,237,819
Burlington Stores, Inc. (a)	1,301	250,846
CarMax, Inc. (a)(b)	44,635	3,125,789
Dick's Sporting Goods, Inc.	16,993	2,464,155
GameStop Corp. Class A (b)	85,129	1,642,138
Gap, Inc.	61,428	589,709
Leslie's, Inc. (a)(b)	5,970	64,775
Lithia Motors, Inc. Class A (sub. vtg.)	8,732	1,928,811
Lowe's Companies, Inc.	26,486	5,504,585
O'Reilly Automotive, Inc. (a)	11,747	10,775,641
Penske Automotive Group, Inc. (b)	8,157	1,130,397
Petco Health & Wellness Co., Inc. (a)(b)	25,270	251,689
RH (a)	3,604	919,489
Ross Stores, Inc.	62,696	6,691,544
The Home Depot, Inc.	137,011	41,177,286
Victoria's Secret & Co. (a)	7,287	225,970
Wayfair LLC Class A (a)(b)	9,155	318,869
Williams-Sonoma, Inc. (b)	4,388	531,124
		88,479,435
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	39,312	1,631,448
Carter's, Inc. (b)	11,835	825,728
Columbia Sportswear Co.	11,394	951,855
Deckers Outdoor Corp. (a)	971	465,439
Hanesbrands, Inc. (b)	110,193	577,411
PVH Corp.	20,213	1,734,478
Ralph Lauren Corp.	13,102	1,503,979
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	36,414	1,936,861
Tapestry, Inc.	65,391	2,668,607
Under Armour, Inc.:
Class A (sub. vtg.) (a)	60,637	537,850
Class C (non-vtg.) (a)	59,072	474,939
VF Corp.	111,842	2,629,405
		15,938,000
TOTAL CONSUMER DISCRETIONARY		354,611,891
CONSUMER STAPLES - 7.7%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	149	47,309
Brown-Forman Corp.:
Class A	5,891	388,099
Class B (non-vtg.)	24,354	1,585,202
Constellation Brands, Inc. Class A (sub. vtg.)	48,512	11,132,049
Keurig Dr. Pepper, Inc.	274,634	8,980,532
Molson Coors Beverage Co. Class B	56,005	3,331,177
Monster Beverage Corp.	17,414	975,184
PepsiCo, Inc.	68,482	13,072,529
The Coca-Cola Co.	312,142	20,023,909
		59,535,990
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	73,788	1,542,169
BJ's Wholesale Club Holdings, Inc. (a)	15,634	1,193,969
Casey's General Stores, Inc.	11,858	2,713,348
Dollar Tree, Inc. (a)	45,997	7,070,199
Grocery Outlet Holding Corp. (a)(b)	25,883	770,796
Kroger Co.	209,842	10,204,616
Performance Food Group Co. (a)	33,798	2,118,797
Target Corp.	66,647	10,513,564
U.S. Foods Holding Corp. (a)	64,581	2,479,910
Walgreens Boots Alliance, Inc.	229,117	8,076,374
Walmart, Inc.	454,885	68,673,988
		115,357,730
Food Products - 2.0%
Archer Daniels Midland Co.	174,958	13,660,721
Bunge Ltd.	44,161	4,133,470
Campbell Soup Co.	61,923	3,362,419
Conagra Brands, Inc.	150,294	5,705,160
Darling Ingredients, Inc. (a)	47,593	2,835,115
Flowers Foods, Inc. (b)	60,434	1,662,539
Freshpet, Inc. (a)(b)	6,329	436,511
General Mills, Inc.	188,644	16,719,518
Hormel Foods Corp.	91,560	3,702,686
Ingredion, Inc.	20,979	2,227,340
Kellogg Co.	36,817	2,568,722
McCormick & Co., Inc. (non-vtg.)	80,031	7,030,723
Mondelez International, Inc.	436,318	33,474,317
Pilgrim's Pride Corp. (a)	7,063	161,107
Post Holdings, Inc. (a)	17,414	1,575,793
Seaboard Corp.	80	315,286
The Hershey Co.	6,262	1,709,902
The J.M. Smucker Co.	32,895	5,079,317
The Kraft Heinz Co.	223,755	8,786,859
Tyson Foods, Inc. Class A	88,843	5,551,799
		120,699,304
Household Products - 1.5%
Church & Dwight Co., Inc.	42,534	4,130,902
Colgate-Palmolive Co.	102,177	8,153,725
Kimberly-Clark Corp.	43,771	6,341,980
Procter & Gamble Co.	433,561	67,800,269
Reynolds Consumer Products, Inc.	17,270	484,078
Spectrum Brands Holdings, Inc.	12,613	838,765
The Clorox Co.	6,666	1,104,023
		88,853,742
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	111,128	1,319,089
Tobacco - 1.3%
Altria Group, Inc.	573,921	27,266,987
Philip Morris International, Inc.	495,964	49,581,521
		76,848,508
TOTAL CONSUMER STAPLES		462,614,363
ENERGY - 8.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	301,443	8,814,193
Halliburton Co.	156,922	5,139,196
NOV, Inc.	125,161	2,096,447
Schlumberger Ltd.	452,118	22,312,023
		38,361,859
Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream GP LP	106,344	1,144,261
Antero Resources Corp. (a)	31,350	720,737
APA Corp.	102,297	3,769,644
Cheniere Energy, Inc.	33,766	5,166,198
Chesapeake Energy Corp.	38,652	3,195,747
Chevron Corp.	618,962	104,344,614
ConocoPhillips Co.	391,879	40,320,430
Coterra Energy, Inc.	209,764	5,369,958
Devon Energy Corp.	106,122	5,670,098
Diamondback Energy, Inc.	24,552	3,491,294
DT Midstream, Inc.	31,259	1,540,131
EOG Resources, Inc.	50,241	6,002,292
EQT Corp.	117,655	4,099,100
Exxon Mobil Corp.	1,318,862	156,074,129
Hess Corp.	19,539	2,834,327
HF Sinclair Corp.	43,440	1,916,138
Kinder Morgan, Inc.	635,748	10,903,078
Marathon Oil Corp.	202,210	4,885,394
Marathon Petroleum Corp.	145,071	17,698,662
Occidental Petroleum Corp.	44,098	2,713,350
ONEOK, Inc.	125,905	8,235,446
Ovintiv, Inc.	22,422	808,986
PDC Energy, Inc.	12,934	841,357
Phillips 66 Co.	149,095	14,760,405
Pioneer Natural Resources Co.	34,274	7,456,309
Range Resources Corp.	25,438	672,835
Southwestern Energy Co. (a)	329,461	1,709,903
The Williams Companies, Inc.	389,708	11,792,564
Valero Energy Corp.	123,103	14,116,221
Vitesse Energy, Inc. (b)	7,889	145,158
		442,398,766
TOTAL ENERGY		480,760,625
FINANCIALS - 20.3%
Banks - 6.4%
Bank of America Corp.	2,247,655	65,811,338
Bank of Hawaii Corp. (b)	12,381	599,612
Bank OZK	35,365	1,263,238
BOK Financial Corp.	9,167	768,836
Citigroup, Inc.	619,469	29,158,406
Citizens Financial Group, Inc.	156,295	4,835,767
Columbia Banking Systems, Inc.	66,888	1,428,728
Comerica, Inc.	41,835	1,814,384
Commerce Bancshares, Inc.	36,607	2,044,501
Cullen/Frost Bankers, Inc.	18,789	2,071,487
East West Bancorp, Inc.	45,316	2,342,384
Fifth Third Bancorp	217,737	5,704,709
First Citizens Bancshares, Inc.	2,643	2,661,977
First Hawaiian, Inc.	40,523	774,395
First Horizon National Corp.	168,884	2,963,914
First Republic Bank (b)	58,853	206,574
FNB Corp., Pennsylvania	113,215	1,299,708
Huntington Bancshares, Inc.	458,587	5,136,174
JPMorgan Chase & Co.	933,452	129,040,404
KeyCorp	297,481	3,349,636
M&T Bank Corp.	54,894	6,905,665
New York Community Bancorp, Inc.	214,371	2,291,626
PacWest Bancorp (b)	36,730	372,810
Pinnacle Financial Partners, Inc.	23,704	1,285,468
PNC Financial Services Group, Inc.	128,890	16,787,923
Popular, Inc.	22,270	1,336,423
Prosperity Bancshares, Inc.	28,242	1,768,514
Regions Financial Corp.	298,785	5,455,814
Synovus Financial Corp.	46,512	1,432,570
Truist Financial Corp.	425,604	13,866,178
U.S. Bancorp	442,619	15,172,979
Webster Financial Corp.	55,590	2,073,507
Wells Fargo & Co.	1,227,634	48,798,452
Western Alliance Bancorp.	12,930	479,962
Wintrust Financial Corp.	18,951	1,295,680
Zions Bancorp NA	47,626	1,326,860
		383,926,603
Capital Markets - 4.7%
Affiliated Managers Group, Inc.	11,966	1,727,651
Ameriprise Financial, Inc.	12,150	3,707,208
Bank of New York Mellon Corp.	234,928	10,005,584
BlackRock, Inc. Class A	47,478	31,867,234
Carlyle Group LP	66,332	2,011,850
Cboe Global Markets, Inc.	33,762	4,716,551
Charles Schwab Corp.	216,511	11,310,535
CME Group, Inc.	114,741	21,315,436
Coinbase Global, Inc. (a)(b)	50,955	2,740,869
Evercore, Inc. Class A	11,775	1,343,174
Franklin Resources, Inc.	91,202	2,451,510
Goldman Sachs Group, Inc.	104,966	36,049,523
Interactive Brokers Group, Inc.	29,632	2,306,851
Intercontinental Exchange, Inc.	176,600	19,237,038
Invesco Ltd.	119,583	2,048,457
Janus Henderson Group PLC	43,011	1,116,135
Jefferies Financial Group, Inc.	63,428	2,031,599
KKR & Co. LP	183,145	9,719,505
Lazard Ltd. Class A	26,254	821,750
Moody's Corp.	2,891	905,230
Morgan Stanley	394,576	35,500,003
Morningstar, Inc.	734	130,880
MSCI, Inc.	6,130	2,957,419
NASDAQ, Inc.	110,227	6,103,269
Northern Trust Corp.	65,614	5,128,390
Raymond James Financial, Inc.	57,144	5,173,246
Robinhood Markets, Inc. (a)(b)	182,684	1,616,753
S&P Global, Inc.	102,994	37,343,565
SEI Investments Co.	33,127	1,951,512
State Street Corp.	111,690	8,070,719
Stifel Financial Corp.	32,711	1,961,679
T. Rowe Price Group, Inc.	70,227	7,888,599
Tradeweb Markets, Inc. Class A	12,546	883,364
Virtu Financial, Inc. Class A	29,855	598,593
		282,741,681
Consumer Finance - 1.0%
Ally Financial, Inc.	95,459	2,518,208
American Express Co.	178,413	28,785,153
Capital One Financial Corp.	121,901	11,860,967
Credit Acceptance Corp. (a)(b)	1,892	926,134
Discover Financial Services	85,159	8,811,402
OneMain Holdings, Inc.	37,149	1,425,407
SLM Corp.	75,733	1,137,510
SoFi Technologies, Inc. (a)(b)	260,316	1,621,769
Synchrony Financial	139,188	4,107,438
Upstart Holdings, Inc. (a)(b)	18,186	252,785
		61,446,773
Financial Services - 4.6%
Affirm Holdings, Inc. (a)(b)	69,909	689,303
Apollo Global Management, Inc.	36,877	2,337,633
Berkshire Hathaway, Inc. Class B (a)	577,373	189,695,888
Block, Inc. Class A (a)	171,617	10,432,597
Corebridge Financial, Inc. (b)	25,304	426,625
Equitable Holdings, Inc.	118,101	3,069,445
Euronet Worldwide, Inc. (a)	3,694	409,074
Fidelity National Information Services, Inc.	189,886	11,150,106
Fiserv, Inc. (a)	171,357	20,926,117
Global Payments, Inc.	83,380	9,397,760
MGIC Investment Corp.	93,605	1,391,906
PayPal Holdings, Inc. (a)	252,553	19,194,028
Rocket Companies, Inc. (a)(b)	15,855	141,268
TFS Financial Corp. (b)	15,677	188,751
The Western Union Co.	78,368	856,562
UWM Holdings Corp. Class A (b)	2,416	14,496
Voya Financial, Inc. (b)	31,191	2,385,488
WEX, Inc. (a)	3,809	675,526
		273,382,573
Insurance - 3.4%
AFLAC, Inc.	195,109	13,628,364
Allstate Corp.	84,594	9,792,601
American Financial Group, Inc.	21,528	2,642,131
American International Group, Inc.	237,898	12,618,110
Aon PLC	3,851	1,252,268
Arch Capital Group Ltd. (a)	76,256	5,724,538
Arthur J. Gallagher & Co.	58,983	12,272,003
Assurant, Inc.	15,987	1,968,479
Assured Guaranty Ltd.	18,239	982,535
Axis Capital Holdings Ltd.	25,141	1,421,472
Brighthouse Financial, Inc. (a)	21,441	947,692
Brown & Brown, Inc.	69,799	4,494,358
Chubb Ltd.	132,978	26,803,046
Cincinnati Financial Corp.	48,953	5,210,557
CNA Financial Corp.	8,652	336,649
Erie Indemnity Co. Class A	2,072	450,308
Everest Re Group Ltd.	8,584	3,244,752
F&G Annuities & Life, Inc.	5,649	103,546
Fidelity National Financial, Inc.	83,045	2,947,267
First American Financial Corp.	32,301	1,860,861
Globe Life, Inc.	28,568	3,100,199
Hanover Insurance Group, Inc.	11,214	1,340,746
Hartford Financial Services Group, Inc.	101,325	7,193,062
Kemper Corp.	20,095	977,622
Lincoln National Corp.	42,638	926,524
Loews Corp.	62,183	3,579,875
Markel Corp. (a)	3,255	4,454,565
Marsh & McLennan Companies, Inc.	17,041	3,070,618
MetLife, Inc.	211,483	12,970,252
Old Republic International Corp.	89,262	2,255,651
Primerica, Inc.	11,736	2,141,937
Principal Financial Group, Inc.	77,270	5,771,296
Progressive Corp.	24,185	3,298,834
Prudential Financial, Inc.	117,972	10,263,564
Reinsurance Group of America, Inc.	21,347	3,038,105
RenaissanceRe Holdings Ltd.	6,167	1,328,433
The Travelers Companies, Inc.	74,851	13,558,510
Unum Group	63,288	2,670,754
W.R. Berkley Corp.	65,737	3,873,224
White Mountains Insurance Group Ltd.	811	1,161,466
Willis Towers Watson PLC	34,463	7,981,631
		203,658,405
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	183,054	1,814,065
Annaly Capital Management, Inc.	149,490	2,986,810
Rithm Capital Corp.	136,947	1,117,488
Starwood Property Trust, Inc.	92,458	1,654,074
		7,572,437
TOTAL FINANCIALS		1,212,728,472
HEALTH CARE - 16.4%
Biotechnology - 1.8%
Amgen, Inc.	27,391	6,566,718
Biogen, Inc. (a)	45,838	13,945,295
BioMarin Pharmaceutical, Inc. (a)	58,916	5,658,293
Exact Sciences Corp. (a)	45,720	2,929,280
Exelixis, Inc. (a)	13,662	250,015
Gilead Sciences, Inc.	401,723	33,025,648
Horizon Therapeutics PLC (a)	4,908	545,573
Incyte Corp. (a)	7,789	579,579
Ionis Pharmaceuticals, Inc. (a)	3,621	128,075
Mirati Therapeutics, Inc. (a)	14,121	625,702
Moderna, Inc. (a)	99,836	13,267,206
Natera, Inc. (a)	2,244	113,816
Regeneron Pharmaceuticals, Inc. (a)	28,329	22,713,909
Repligen Corp. (a)	5,052	766,035
Ultragenyx Pharmaceutical, Inc. (a)	4,643	202,760
United Therapeutics Corp. (a)	14,240	3,277,051
Vertex Pharmaceuticals, Inc. (a)	4,624	1,575,536
		106,170,491
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	476,291	52,615,867
Align Technology, Inc. (a)	6,303	2,050,366
Baxter International, Inc.	135,667	6,468,603
Becton, Dickinson & Co.	90,834	24,008,335
Boston Scientific Corp. (a)	456,418	23,788,506
Dentsply Sirona, Inc.	68,571	2,875,182
Enovis Corp. (a)	16,061	935,553
Envista Holdings Corp. (a)	52,373	2,015,837
GE Healthcare Holding LLC	110,368	8,977,333
Globus Medical, Inc. (a)(b)	23,293	1,354,255
Hologic, Inc. (a)	77,624	6,676,440
ICU Medical, Inc. (a)(b)	5,207	984,852
Integra LifeSciences Holdings Corp. (a)	23,420	1,295,594
Intuitive Surgical, Inc. (a)	8,908	2,683,268
Masimo Corp. (a)	3,543	670,123
Medtronic PLC	427,721	38,901,225
QuidelOrtho Corp.	15,772	1,418,691
STERIS PLC	31,869	6,008,900
Stryker Corp.	52,280	15,665,702
Tandem Diabetes Care, Inc. (a)	1,273	50,385
Teleflex, Inc.	14,994	4,086,165
The Cooper Companies, Inc.	15,522	5,920,867
Zimmer Biomet Holdings, Inc.	67,180	9,300,399
		218,752,448
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	28,635	2,070,024
agilon health, Inc. (a)(b)	3,957	96,036
Amedisys, Inc. (a)	10,108	811,672
Cardinal Health, Inc.	82,234	6,751,411
Centene Corp. (a)	175,294	12,083,015
Chemed Corp.	3,014	1,661,468
Cigna Group	78,885	19,980,782
CVS Health Corp.	410,890	30,122,346
Elevance Health, Inc.	53,703	25,167,911
Encompass Health Corp.	31,356	2,011,487
Enhabit Home Health & Hospice (b)	15,647	191,676
HCA Holdings, Inc.	64,853	18,634,212
Henry Schein, Inc. (a)	43,200	3,490,992
Humana, Inc.	11,867	6,295,325
Laboratory Corp. of America Holdings	28,278	6,410,905
McKesson Corp.	35,259	12,842,738
Molina Healthcare, Inc. (a)	4,058	1,208,838
Oak Street Health, Inc. (a)	36,904	1,438,149
Premier, Inc.	37,232	1,240,943
Quest Diagnostics, Inc.	35,328	4,903,880
Tenet Healthcare Corp. (a)	34,011	2,493,687
UnitedHealth Group, Inc.	26,946	13,259,857
Universal Health Services, Inc. Class B	19,828	2,981,140
		176,148,494
Health Care Technology - 0.0%
Certara, Inc. (a)	13,084	316,240
Definitive Healthcare Corp. (a)(b)	5,550	59,385
Doximity, Inc. (a)(b)	18,849	692,701
Teladoc Health, Inc. (a)(b)	46,980	1,246,379
		2,314,705
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)(b)	3,040	159,387
Agilent Technologies, Inc.	9,566	1,295,523
Avantor, Inc. (a)	13,585	264,636
Azenta, Inc. (a)	21,610	939,819
Bio-Rad Laboratories, Inc. Class A (a)	6,836	3,081,600
Charles River Laboratories International, Inc. (a)	1,081	205,520
Danaher Corp.	193,119	45,751,822
Illumina, Inc. (a)	50,296	10,338,846
PerkinElmer, Inc.	40,315	5,260,704
QIAGEN NV (a)	72,467	3,232,753
Syneos Health, Inc. (a)	26,773	1,051,108
Thermo Fisher Scientific, Inc.	109,956	61,014,584
		132,596,302
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	681,503	45,503,955
Catalent, Inc. (a)	39,291	1,969,265
Elanco Animal Health, Inc. (a)	143,774	1,361,540
Eli Lilly & Co.	50,148	19,851,587
Jazz Pharmaceuticals PLC (a)	19,726	2,770,911
Johnson & Johnson	842,173	137,863,720
Merck & Co., Inc.	470,307	54,306,349
Organon & Co.	81,835	2,015,596
Perrigo Co. PLC	43,360	1,612,558
Pfizer, Inc.	1,808,757	70,342,560
Royalty Pharma PLC	118,893	4,179,089
Viatris, Inc.	387,314	3,613,640
		345,390,770
TOTAL HEALTH CARE		981,373,210
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	4,828	1,017,308
BWX Technologies, Inc.	17,620	1,137,900
Curtiss-Wright Corp.	12,275	2,084,663
General Dynamics Corp.	77,832	16,993,839
HEICO Corp.	1,271	214,341
HEICO Corp. Class A	1,095	146,982
Hexcel Corp.	26,872	1,936,934
Howmet Aerospace, Inc.	106,981	4,738,188
Huntington Ingalls Industries, Inc.	9,876	1,991,594
L3Harris Technologies, Inc.	60,798	11,864,730
Mercury Systems, Inc. (a)	15,543	740,935
Northrop Grumman Corp.	40,732	18,788,450
Raytheon Technologies Corp.	470,399	46,992,860
Spirit AeroSystems Holdings, Inc. Class A	1,655	49,253
Textron, Inc.	66,663	4,462,421
The Boeing Co. (a)	122,191	25,266,655
TransDigm Group, Inc.	10,053	7,690,545
Woodward, Inc.	18,594	1,785,396
		147,902,994
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	27,137	2,737,309
Expeditors International of Washington, Inc.	35,063	3,991,572
FedEx Corp.	74,825	17,043,639
GXO Logistics, Inc. (a)(b)	30,384	1,614,302
United Parcel Service, Inc. Class B	25,328	4,554,228
		29,941,050
Building Products - 0.9%
A.O. Smith Corp.	30,389	2,075,265
Allegion PLC	5,753	635,591
Armstrong World Industries, Inc.	6,025	413,677
Builders FirstSource, Inc. (a)	46,415	4,398,750
Carlisle Companies, Inc.	2,552	550,849
Carrier Global Corp.	267,429	11,183,881
Fortune Brands Home & Security, Inc.	27,002	1,746,759
Hayward Holdings, Inc. (a)	21,164	254,815
Johnson Controls International PLC	220,333	13,184,727
Lennox International, Inc.	10,224	2,882,248
Masco Corp.	68,321	3,655,857
MasterBrand, Inc.	26,642	215,001
Owens Corning	29,830	3,186,142
The AZEK Co., Inc. (a)	35,313	958,395
Trane Technologies PLC	30,883	5,738,370
		51,080,327
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,841	839,073
Clean Harbors, Inc. (a)	16,320	2,369,011
Driven Brands Holdings, Inc. (a)	18,551	569,516
MSA Safety, Inc.	7,175	930,956
Republic Services, Inc.	61,806	8,938,384
Ritchie Bros. Auctioneers, Inc.	3,792	216,864
Rollins, Inc.	5,434	229,587
Stericycle, Inc. (a)	29,697	1,355,668
Tetra Tech, Inc.	9,812	1,357,686
Waste Management, Inc.	8,197	1,361,112
		18,167,857
Construction & Engineering - 0.2%
AECOM	39,507	3,281,056
MasTec, Inc. (a)	19,499	1,731,706
MDU Resources Group, Inc.	65,066	1,901,229
Quanta Services, Inc.	20,634	3,500,352
Valmont Industries, Inc.	5,800	1,685,248
Willscot Mobile Mini Holdings (a)	30,103	1,366,676
		13,466,267
Electrical Equipment - 1.0%
Acuity Brands, Inc.	10,255	1,613,932
AMETEK, Inc.	73,732	10,169,855
Eaton Corp. PLC	127,773	21,353,424
Emerson Electric Co.	123,818	10,309,087
Hubbell, Inc. Class B	17,093	4,603,487
nVent Electric PLC	52,815	2,214,533
Plug Power, Inc. (a)(b)	82,847	748,108
Regal Rexnord Corp.	20,806	2,708,109
Rockwell Automation, Inc.	11,920	3,378,247
Sensata Technologies, Inc. PLC	48,366	2,101,503
Sunrun, Inc. (a)(b)	67,247	1,414,877
Vertiv Holdings Co.	80,833	1,206,028
		61,821,190
Ground Transportation - 0.7%
Avis Budget Group, Inc. (a)	8,088	1,428,907
CSX Corp.	503,098	15,414,923
Hertz Global Holdings, Inc. (a)(b)	57,673	961,986
J.B. Hunt Transport Services, Inc.	2,852	499,927
Knight-Swift Transportation Holdings, Inc. Class A	50,008	2,816,451
Landstar System, Inc.	1,231	216,693
Lyft, Inc. (a)	20,800	213,200
Norfolk Southern Corp.	72,783	14,777,132
RXO, Inc.	33,238	601,275
Ryder System, Inc.	15,396	1,218,747
Schneider National, Inc. Class B	16,993	444,707
U-Haul Holding Co. (b)	2,914	177,929
U-Haul Holding Co. (non-vtg.)	26,129	1,413,579
Uber Technologies, Inc. (a)	82,234	2,553,366
XPO, Inc. (a)	29,961	1,323,677
		44,062,499
Industrial Conglomerates - 1.4%
3M Co.	176,563	18,754,522
General Electric Co.	327,507	32,413,368
Honeywell International, Inc.	152,317	30,439,029
		81,606,919
Machinery - 2.0%
AGCO Corp.	17,212	2,133,255
Allison Transmission Holdings, Inc.	6,045	294,936
Caterpillar, Inc.	21,548	4,714,702
Crane Co.	14,876	1,072,113
Crane Nxt Co.	14,918	706,516
Cummins, Inc.	45,094	10,598,894
Donaldson Co., Inc.	32,517	2,066,455
Dover Corp.	44,722	6,536,568
ESAB Corp.	17,941	1,047,037
Flowserve Corp.	41,258	1,377,605
Fortive Corp.	113,437	7,156,740
Gates Industrial Corp. PLC (a)	34,330	462,425
Graco, Inc.	16,668	1,321,606
IDEX Corp.	19,937	4,113,402
Illinois Tool Works, Inc.	9,816	2,374,883
Ingersoll Rand, Inc.	129,711	7,396,121
ITT, Inc.	26,802	2,263,161
Middleby Corp. (a)	15,943	2,246,050
Nordson Corp.	14,011	3,030,719
Oshkosh Corp.	21,058	1,611,358
Otis Worldwide Corp.	117,123	9,990,592
PACCAR, Inc.	163,697	12,226,529
Parker Hannifin Corp.	31,673	10,289,924
Pentair PLC	52,643	3,057,505
Snap-On, Inc.	16,783	4,353,678
Stanley Black & Decker, Inc.	47,183	4,073,780
Timken Co.	19,747	1,517,557
Westinghouse Air Brake Tech Co.	57,815	5,646,791
Xylem, Inc.	49,176	5,106,436
		118,787,338
Marine Transportation - 0.0%
Kirby Corp. (a)	19,313	1,387,446
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	40,180	1,746,223
American Airlines Group, Inc. (a)	206,534	2,817,124
Copa Holdings SA Class A	9,001	812,970
JetBlue Airways Corp. (a)	101,616	725,538
Southwest Airlines Co.	189,002	5,724,871
United Airlines Holdings, Inc. (a)	104,140	4,561,332
		16,388,058
Professional Services - 0.7%
Automatic Data Processing, Inc.	10,929	2,404,380
Broadridge Financial Solutions, Inc.	3,412	496,139
CACI International, Inc. Class A (a)	7,415	2,323,268
Clarivate Analytics PLC (a)(b)	152,646	1,352,444
Concentrix Corp.	13,752	1,327,206
CoStar Group, Inc. (a)	110,331	8,489,970
Dun & Bradstreet Holdings, Inc.	79,649	889,679
Equifax, Inc.	19,432	4,049,240
FTI Consulting, Inc. (a)	6,334	1,143,287
Genpact Ltd.	26,641	1,186,857
Jacobs Solutions, Inc.	40,245	4,646,688
KBR, Inc.	15,227	863,828
Leidos Holdings, Inc.	43,513	4,058,022
Manpower, Inc.	15,930	1,206,060
Robert Half International, Inc.	3,978	290,394
Science Applications International Corp.	17,612	1,796,952
SS&C Technologies Holdings, Inc.	70,648	4,135,734
TransUnion Holding Co., Inc.	16,262	1,118,988
		41,779,136
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	32,930	1,324,445
Core & Main, Inc. (a)(b)	15,356	400,177
MSC Industrial Direct Co., Inc. Class A	14,935	1,355,053
SiteOne Landscape Supply, Inc. (a)(b)	5,527	816,559
United Rentals, Inc.	12,079	4,361,848
Univar Solutions, Inc. (a)	51,474	1,827,327
Watsco, Inc. (b)	5,003	1,732,939
WESCO International, Inc.	6,640	956,160
		12,774,508
TOTAL INDUSTRIALS		639,165,589
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 1.5%
Ciena Corp. (a)	47,136	2,170,141
Cisco Systems, Inc.	1,315,131	62,139,940
F5, Inc. (a)	19,050	2,559,558
Juniper Networks, Inc.	102,088	3,077,953
Lumentum Holdings, Inc. (a)	22,172	1,069,799
Motorola Solutions, Inc.	52,658	15,344,541
Ubiquiti, Inc.	929	216,039
ViaSat, Inc. (a)(b)	23,038	807,021
		87,384,992
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	46,080	3,477,658
Arrow Electronics, Inc. (a)	17,748	2,030,904
Avnet, Inc.	28,824	1,189,278
Cognex Corp.	3,838	183,034
Coherent Corp. (a)	32,482	1,108,935
Corning, Inc.	221,022	7,342,351
IPG Photonics Corp. (a)	10,571	1,215,454
Jabil, Inc.	7,558	590,658
Keysight Technologies, Inc. (a)	4,209	608,790
Littelfuse, Inc.	7,762	1,880,267
National Instruments Corp.	36,584	2,130,286
TD SYNNEX Corp.	14,791	1,316,991
Teledyne Technologies, Inc. (a)	14,793	6,130,219
Trimble, Inc. (a)	78,792	3,711,103
Vontier Corp.	18,899	512,730
Zebra Technologies Corp. Class A (a)	9,747	2,807,428
		36,236,086
IT Services - 0.8%
Akamai Technologies, Inc. (a)	49,493	4,056,941
Amdocs Ltd.	37,954	3,463,303
Cognizant Technology Solutions Corp. Class A	164,319	9,811,487
DXC Technology Co. (a)	73,570	1,754,645
GoDaddy, Inc. (a)	43,189	3,268,544
IBM Corp.	95,614	12,086,566
Kyndryl Holdings, Inc. (a)	64,721	935,866
Okta, Inc. (a)	41,745	2,860,785
Snowflake, Inc. (a)	6,282	930,239
Twilio, Inc. Class A (a)	34,901	1,836,142
VeriSign, Inc. (a)	26,453	5,867,275
Wix.com Ltd. (a)(b)	3,870	337,580
		47,209,373
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	109,683	9,802,370
Analog Devices, Inc.	129,229	23,245,713
Cirrus Logic, Inc. (a)	17,521	1,503,127
First Solar, Inc. (a)	34,021	6,211,554
GlobalFoundries, Inc. (a)	15,200	893,760
Intel Corp.	1,324,914	41,151,829
Marvell Technology, Inc.	271,705	10,726,913
Microchip Technology, Inc.	25,033	1,827,159
Micron Technology, Inc.	281,768	18,134,588
MKS Instruments, Inc.	18,502	1,551,763
onsemi (a)	52,093	3,748,612
Qorvo, Inc. (a)	31,857	2,933,393
Skyworks Solutions, Inc.	50,733	5,372,625
Teradyne, Inc.	4,627	422,815
Texas Instruments, Inc.	91,367	15,276,562
Wolfspeed, Inc. (a)(b)	39,365	1,832,441
		144,635,224
Software - 1.8%
ANSYS, Inc. (a)	13,162	4,131,815
Bill Holdings, Inc. (a)	31,651	2,431,113
Black Knight, Inc. (a)	44,832	2,449,620
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	33,411	290,007
Ceridian HCM Holding, Inc. (a)	35,539	2,256,016
Dolby Laboratories, Inc. Class A	19,096	1,598,144
DoubleVerify Holdings, Inc. (a)(b)	3,597	105,824
Dropbox, Inc. Class A (a)	5,706	116,060
Gen Digital, Inc.	113,457	2,004,785
Guidewire Software, Inc. (a)	26,378	2,009,740
Informatica, Inc. (a)(b)	9,594	148,323
Jamf Holding Corp. (a)	3,107	58,784
Manhattan Associates, Inc. (a)	7,518	1,245,582
nCino, Inc. (a)(b)	17,611	435,520
NCR Corp. (a)	38,532	858,878
Nutanix, Inc. Class A (a)	34,873	836,255
Oracle Corp.	153,131	14,504,568
Paycor HCM, Inc. (a)(b)	19,175	450,613
Procore Technologies, Inc. (a)	6,292	336,056
Roper Technologies, Inc.	33,781	15,362,923
Salesforce, Inc. (a)	242,127	48,030,733
SentinelOne, Inc. (a)	17,866	287,107
Teradata Corp. (a)	14,804	573,063
Tyler Technologies, Inc. (a)	1,653	626,537
UiPath, Inc. Class A (a)	109,570	1,542,746
Unity Software, Inc. (a)(b)	24,396	657,960
VMware, Inc. Class A (a)	34,980	4,373,549
Zoom Video Communications, Inc. Class A (a)	38,998	2,395,647
		110,117,968
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	63,882	2,778,228
Hewlett Packard Enterprise Co.	410,152	5,873,377
HP, Inc.	169,642	5,040,064
Western Digital Corp. (a)	101,515	3,496,177
		17,187,846
TOTAL INFORMATION TECHNOLOGY		442,771,489
MATERIALS - 4.4%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	70,846	20,854,229
Albemarle Corp.	18,121	3,360,721
Ashland, Inc.	16,323	1,658,580
Axalta Coating Systems Ltd. (a)	53,856	1,700,234
Celanese Corp. Class A	34,607	3,676,648
Corteva, Inc.	228,801	13,984,317
Dow, Inc.	225,318	12,257,299
DuPont de Nemours, Inc.	146,766	10,232,526
Eastman Chemical Co.	38,270	3,225,013
Ecolab, Inc.	9,378	1,574,004
Element Solutions, Inc.	72,917	1,323,444
FMC Corp.	26,453	3,269,062
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	225,557	275,180
Huntsman Corp.	58,837	1,576,243
International Flavors & Fragrances, Inc.	81,356	7,888,278
Linde PLC	124,902	46,145,044
LyondellBasell Industries NV Class A	82,296	7,786,025
NewMarket Corp.	1,812	724,075
Olin Corp.	38,970	2,158,938
PPG Industries, Inc.	35,288	4,949,495
RPM International, Inc.	38,694	3,174,069
The Chemours Co. LLC	18,570	539,830
The Mosaic Co.	95,176	4,078,292
The Scotts Miracle-Gro Co. Class A (b)	8,390	560,536
Westlake Corp.	10,434	1,187,181
		158,159,263
Construction Materials - 0.2%
Eagle Materials, Inc.	1,910	283,081
Martin Marietta Materials, Inc.	18,110	6,577,552
Vulcan Materials Co.	21,644	3,790,297
		10,650,930
Containers & Packaging - 0.5%
Amcor PLC	475,802	5,219,548
Aptargroup, Inc.	20,921	2,479,348
Ardagh Group SA (a)	4,009	28,785
Ardagh Metal Packaging SA (b)	31,687	129,283
Avery Dennison Corp.	10,023	1,748,813
Ball Corp.	59,316	3,154,425
Berry Global Group, Inc.	20,381	1,178,226
Crown Holdings, Inc.	4,339	372,199
Graphic Packaging Holding Co.	22,168	546,663
International Paper Co.	113,338	3,752,621
Packaging Corp. of America	29,119	3,938,636
Silgan Holdings, Inc.	27,145	1,337,163
Sonoco Products Co.	31,133	1,887,282
WestRock Co.	81,086	2,426,904
		28,199,896
Metals & Mining - 1.0%
Alcoa Corp.	56,510	2,098,781
Cleveland-Cliffs, Inc. (a)	163,184	2,509,770
Freeport-McMoRan, Inc.	456,265	17,297,006
Newmont Corp.	254,197	12,048,938
Nucor Corp.	82,033	12,155,650
Reliance Steel & Aluminum Co.	18,615	4,612,797
Royal Gold, Inc.	19,552	2,589,467
Southern Copper Corp.	9,266	711,907
SSR Mining, Inc.	65,157	933,048
Steel Dynamics, Inc.	53,375	5,548,331
United States Steel Corp.	71,711	1,640,748
		62,146,443
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	20,298	1,212,603
TOTAL MATERIALS		260,369,135
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	54,838	6,809,783
American Homes 4 Rent Class A	98,420	3,273,449
American Tower Corp.	34,649	7,081,909
Americold Realty Trust	85,858	2,540,538
Apartment Income (REIT) Corp.	44,409	1,642,245
AvalonBay Communities, Inc.	44,737	8,069,213
Boston Properties, Inc.	50,115	2,674,136
Brixmor Property Group, Inc.	96,032	2,048,363
Camden Property Trust (SBI)	30,390	3,344,420
Cousins Properties, Inc.	47,781	1,042,104
CubeSmart	71,386	3,247,349
Digital Realty Trust, Inc.	91,859	9,107,820
Douglas Emmett, Inc.	53,301	686,517
EastGroup Properties, Inc.	13,220	2,201,923
EPR Properties	23,466	984,633
Equinix, Inc.	7,291	5,279,267
Equity Lifestyle Properties, Inc.	22,214	1,530,545
Equity Residential (SBI)	118,661	7,505,308
Essex Property Trust, Inc.	20,525	4,509,958
Extra Space Storage, Inc.	37,252	5,663,794
Federal Realty Investment Trust (SBI)	25,690	2,540,484
First Industrial Realty Trust, Inc.	42,245	2,216,595
Gaming & Leisure Properties	77,820	4,046,640
Healthcare Trust of America, Inc.	121,179	2,396,921
Healthpeak Properties, Inc.	174,508	3,833,941
Highwoods Properties, Inc. (SBI)	32,890	753,839
Host Hotels & Resorts, Inc.	225,995	3,654,339
Hudson Pacific Properties, Inc.	43,939	244,301
Invitation Homes, Inc.	194,850	6,502,145
Iron Mountain, Inc.	22,914	1,265,769
JBG SMITH Properties	33,916	483,981
Kilroy Realty Corp.	36,754	1,074,687
Kimco Realty Corp.	193,143	3,706,414
Lamar Advertising Co. Class A	3,301	348,850
Life Storage, Inc.	26,852	3,608,372
Medical Properties Trust, Inc. (b)	191,732	1,681,490
Mid-America Apartment Communities, Inc.	36,670	5,639,846
National Retail Properties, Inc.	57,748	2,512,038
National Storage Affiliates Trust	26,853	1,035,183
Omega Healthcare Investors, Inc.	75,044	2,008,177
Park Hotels & Resorts, Inc.	70,715	852,116
Prologis (REIT), Inc.	294,709	36,912,302
Public Storage	10,262	3,025,545
Rayonier, Inc.	47,079	1,476,397
Realty Income Corp.	200,736	12,614,250
Regency Centers Corp.	54,762	3,364,030
Rexford Industrial Realty, Inc.	62,554	3,488,637
SBA Communications Corp. Class A	26,279	6,855,928
Simon Property Group, Inc.	53,855	6,102,849
SL Green Realty Corp.	20,342	481,495
Spirit Realty Capital, Inc.	44,603	1,715,431
Sun Communities, Inc.	38,849	5,397,292
UDR, Inc.	104,710	4,327,664
Ventas, Inc.	127,992	6,150,016
VICI Properties, Inc.	320,793	10,887,714
Vornado Realty Trust	56,003	840,605
Welltower, Inc.	151,326	11,988,046
Weyerhaeuser Co.	235,810	7,053,077
WP Carey, Inc.	66,568	4,939,346
		257,270,026
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	51,532	3,950,443
Howard Hughes Corp. (a)	11,608	898,111
Jones Lang LaSalle, Inc. (a)	15,269	2,123,002
Opendoor Technologies, Inc. (a)(b)	108,446	149,655
WeWork, Inc. (a)(b)	64,640	27,246
Zillow Group, Inc.:
Class A (a)	17,056	729,656
Class C (a)	47,186	2,054,478
		9,932,591
TOTAL REAL ESTATE		267,202,617
UTILITIES - 5.6%
Electric Utilities - 3.6%
Alliant Energy Corp.	80,155	4,419,747
American Electric Power Co., Inc.	164,516	15,204,569
Avangrid, Inc. (b)	22,451	903,877
Constellation Energy Corp.	104,580	8,094,492
Duke Energy Corp.	246,222	24,346,431
Edison International	120,440	8,864,384
Entergy Corp.	64,788	6,969,893
Evergy, Inc.	71,003	4,409,996
Eversource Energy	110,017	8,538,419
Exelon Corp.	317,579	13,478,053
FirstEnergy Corp.	174,014	6,925,757
Hawaiian Electric Industries, Inc.	35,164	1,378,780
IDACORP, Inc.	16,178	1,797,699
NextEra Energy, Inc.	635,557	48,702,733
NRG Energy, Inc.	67,798	2,316,658
OGE Energy Corp.	64,068	2,405,113
PG&E Corp. (a)	526,952	9,016,149
Pinnacle West Capital Corp.	36,082	2,830,994
PPL Corp.	236,026	6,778,667
Southern Co.	347,878	25,586,427
Xcel Energy, Inc.	174,432	12,194,541
		215,163,379
Gas Utilities - 0.2%
Atmos Energy Corp.	45,357	5,177,048
National Fuel Gas Co.	25,510	1,426,009
UGI Corp.	66,998	2,269,892
		8,872,949
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	40,467	1,352,002
The AES Corp.	174,858	4,137,140
Vistra Corp.	52,566	1,254,225
		6,743,367
Multi-Utilities - 1.5%
Ameren Corp.	82,119	7,306,127
CenterPoint Energy, Inc.	201,113	6,127,913
CMS Energy Corp.	92,453	5,756,124
Consolidated Edison, Inc.	113,368	11,163,347
Dominion Energy, Inc.	266,369	15,220,325
DTE Energy Co.	61,803	6,947,275
NiSource, Inc.	129,818	3,694,620
Public Service Enterprise Group, Inc.	159,260	10,065,232
Sempra Energy	100,662	15,651,934
WEC Energy Group, Inc.	100,948	9,708,169
		91,641,066
Water Utilities - 0.2%
American Water Works Co., Inc.	61,832	9,166,594
Essential Utilities, Inc.	73,976	3,158,775
		12,325,369
TOTAL UTILITIES		334,746,130
TOTAL COMMON STOCKS (Cost $5,317,020,999)		5,960,091,556

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $992,523)	1,000,000	991,947

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	17,566,634	17,570,147
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	53,534,852	53,540,205
TOTAL MONEY MARKET FUNDS (Cost $71,110,352)		71,110,352

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $5,389,123,874)	6,032,193,855
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(45,959,256)
NET ASSETS - 100.0%	5,986,234,599

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	57	Jun 2023	11,937,225	539,296	539,296
CME E-mini S&P MidCap 400 Index Contracts (United States)	53	Jun 2023	13,253,180	398,278	398,278

TOTAL FUTURES CONTRACTS					937,574
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $991,947.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	8,584,209	1,020,648,032	1,011,662,094	477,314	-	-	17,570,147	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	45,147,021	343,996,649	335,603,465	989,142	-	-	53,540,205	0.2%
Total	53,731,230	1,364,644,681	1,347,265,559	1,466,456	-	-	71,110,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	523,748,035	523,748,035	-	-
Consumer Discretionary	354,611,891	354,611,891	-	-
Consumer Staples	462,614,363	462,614,363	-	-
Energy	480,760,625	480,760,625	-	-
Financials	1,212,728,472	1,212,728,472	-	-
Health Care	981,373,210	981,373,210	-	-
Industrials	639,165,589	639,165,589	-	-
Information Technology	442,771,489	442,771,489	-	-
Materials	260,369,135	260,369,135	-	-
Real Estate	267,202,617	267,202,617	-	-
Utilities	334,746,130	334,746,130	-	-

U.S. Government and Government Agency Obligations	991,947	-	991,947	-

Money Market Funds	71,110,352	71,110,352	-	-
Total Investments in Securities:	6,032,193,855	6,031,201,908	991,947	-
Derivative Instruments:

Assets
Futures Contracts	937,574	937,574	-	-
Total Assets	937,574	937,574	-	-
Total Derivative Instruments:	937,574	937,574	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	937,574	0
Total Equity Risk	937,574	0
Total Value of Derivatives	937,574	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2023

Assets
Investment in securities, at value (including securities loaned of $52,441,226) - See accompanying schedule:
Unaffiliated issuers (cost $5,318,013,522)	$5,961,083,503
Fidelity Central Funds (cost $71,110,352)	71,110,352

Total Investment in Securities (cost $5,389,123,874)		$6,032,193,855
Segregated cash with brokers for derivative instruments		343,116
Receivable for fund shares sold		16,806,000
Dividends receivable		6,600,219
Distributions receivable from Fidelity Central Funds		246,148
Receivable for daily variation margin on futures contracts		212,768
Other receivables		14,535
Total assets		6,056,416,641
Liabilities
Payable for investments purchased	$14,130,843
Payable for fund shares redeemed	2,340,603
Accrued management fee	171,516
Other payables and accrued expenses	57
Collateral on securities loaned	53,539,023
Total Liabilities		70,182,042
Net Assets		$5,986,234,599
Net Assets consist of:
Paid in capital		$5,404,887,933
Total accumulated earnings (loss)		581,346,666
Net Assets		$5,986,234,599
Net Asset Value , offering price and redemption price per share ($5,986,234,599 ÷ 394,590,490 shares)		$15.17

Statement of Operations
		Year ended April 30, 2023
Investment Income
Dividends		$124,880,941
Interest		24,638
Income from Fidelity Central Funds (including $989,142 from security lending)		1,466,456
Total Income		126,372,035
Expenses
Management fee	$1,890,615
Independent trustees' fees and expenses	19,228
Total expenses before reductions	1,909,843
Expense reductions	(2,946)
Total expenses after reductions		1,906,897
Net Investment income (loss)		124,465,138
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,247,209)
Futures contracts	(3,788,356)
Total net realized gain (loss)		(20,035,565)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(22,086,517)
Futures contracts	1,187,290
Total change in net unrealized appreciation (depreciation)		(20,899,227)
Net gain (loss)		(40,934,792)
Net increase (decrease) in net assets resulting from operations		$83,530,346
Statement of Changes in Net Assets

	Year ended April 30, 2023	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,465,138	$86,086,207
Net realized gain (loss)	(20,035,565)	115,575,894
Change in net unrealized appreciation (depreciation)	(20,899,227)	(203,749,128)
Net increase (decrease) in net assets resulting from operations	83,530,346	(2,087,027)
Distributions to shareholders	(109,382,778)	(71,152,654)
Share transactions
Proceeds from sales of shares	2,036,584,552	2,718,796,328
Reinvestment of distributions	94,842,907	60,657,215
Cost of shares redeemed	(1,426,933,041)	(1,088,452,857)
Net increase (decrease) in net assets resulting from share transactions	704,494,418	1,691,000,686
Total increase (decrease) in net assets	678,641,986	1,617,761,005

Net Assets
Beginning of period	5,307,592,613	3,689,831,608
End of period	$5,986,234,599	$5,307,592,613

Other Information
Shares
Sold	137,350,084	171,331,199
Issued in reinvestment of distributions	6,488,161	3,828,682
Redeemed	(96,192,584)	(68,584,701)
Net increase (decrease)	47,645,661	106,575,180

Financial Highlights
Fidelity® Large Cap Value Index Fund

Years ended April 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.30	$15.35	$10.77	$12.58	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.34	.30	.28	.33	.30
Net realized and unrealized gain (loss)	(.17)	(.10)	4.60	(1.64)	.73
Total from investment operations	.17	.20	4.88	(1.31)	1.03
Distributions from net investment income	(.30)	(.25)	(.30)	(.28)	(.25)
Distributions from net realized gain	-	-	-	(.22)	(.06)
Total distributions	(.30)	(.25)	(.30)	(.50)	(.31)
Net asset value, end of period	$15.17	$15.30	$15.35	$10.77	$12.58
Total Return C	1.18%	1.27%	45.93%	(11.04)%	9.15%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.28%	1.90%	2.24%	2.65%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$5,986,235	$5,307,593	$3,689,832	$2,298,504	$2,097,991
Portfolio turnover rate F	16%	16%	31%	27%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2023

1.   Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,062,701,546
Gross unrealized depreciation	(487,992,769)
Net unrealized appreciation (depreciation)	$574,708,777
Tax Cost	$5,457,485,078

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$32,739,423
Capital loss carryforward	$(26,101,534)
Net unrealized appreciation (depreciation) on securities and other investments	$574,708,778

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(26,101,534)
Long-term	(-)
Total capital loss carryforward	$(26,101,534)

The tax character of distributions paid was as follows:

	April 30, 2023	April 30, 2022
Ordinary Income	$109,382,778	$71,152,654
Total	$109,382,778	$71,152,654
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	1,631,028,474	887,484,686
6.   Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	$33,380,750	3.11%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Value Index Fund	$107,734	$74,468	$7,940
9.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,946.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fives years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 299 funds. Mr. Chiel oversees 188 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Large Cap Value Index Fund	.04%
Actual		$ 1,000	$ 1,045.10	$ .20
Hypothetical- B		$ 1,000	$ 1,024.60	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund designates 100%% and 89% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.85% and 93.73% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.16% and 6.28% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9879609.106
LC2-I-ANN-0623
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Annual Report
April 30, 2023

Contents

Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Mid Cap Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid Cap Index Fund	-1.65%	7.98%	9.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund on April 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Fidelity® Mid Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 2.66% for the 12 months ending April 30, 2023, according to the S&P 500 ® index, as markets digested multiple crosscurrents and sustained year-to-date momentum. The upturn followed a year in which the S&P 500 ® returned -18.11% amid a multitude of risk factors. Record inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while also shrinking its massive asset portfolio. Against this backdrop, stocks struggled to gain traction until a rally in late 2022, as risky assets regained favor. The S&P 500 ® continued to advance in 2023, gaining 7.50% in the first quarter and adding 1.56% in April, supported by moderating inflation data, a resilient labor market, earnings that continued to exceed lowered expectations and indications from the Fed it was nearing the end of its interest rate hiking regime. Indeed, the central bank stepped down to hikes of 25 basis points (0.25 percentage points) in February and March, as stress in the financial system started to show, with two regional banks failing in March. For the full 12 months, value stocks handily outpaced growth. By sector, energy (+19%) led the way, followed by information technology (+9%) and industrials (+7%). In contrast, real estate (-16%), consumer discretionary (-8%) and materials (-3%) lagged most.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2023, the fund returned -1.65%, roughly in line with the -1.69% result of the benchmark Russell MidCap® Index. By sector, stocks in the real estate sector returned -16% and detracted most. Information technology (-7%) and financials (-7%) also hurt. Other notable detractors included the communication services (-12%), materials (-8%), and consumer staples (0%) sectors. Conversely, industrials advanced roughly 9% and contributed most, driven by the capital goods industry (+15%). Health care stocks also helped (+6%), benefiting from the health care equipment & services industry (+11%). The consumer discretionary sector rose about 4%, driven by the consumer discretionary distribution & retail industry (+8%). Other notable contributors included the energy (+5%) and utilities (+1%) sectors. Turning to individual stocks, the biggest individual detractor was First Republic Bank (-98%), from the banks industry. In software & services, CrowdStrike Holdings (-40%), Zoom Video Communications (-50%), and Datadog (-44%) hurt. Rivian Automotive, within the automobiles & components category, returned roughly -57% and hindered the fund. Conversely, the top contributor was O'Reilly Automotive (+51%), from the consumer discretionary distribution & retail group. In consumer services, Chipotle Mexican Grill (+42%) was helpful and Cadence Design Systems (+39%) from the software & services segment also contributed. AutoZone, within the consumer discretionary distribution & retail industry, rose 36%, and Motorola Solutions, within the technology hardware & equipment category, gained 38% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Cadence Design Systems, Inc.	0.6
O'Reilly Automotive, Inc.	0.6
Chipotle Mexican Grill, Inc.	0.6
Synopsys, Inc.	0.6
AutoZone, Inc.	0.5
Motorola Solutions, Inc.	0.5
DexCom, Inc.	0.5
Phillips 66 Co.	0.5
Amphenol Corp. Class A	0.5
Corteva, Inc.	0.5
5.4

Market Sectors (% of Fund's net assets)

Industrials	17.2
Information Technology	14.0
Financials	13.3
Consumer Discretionary	12.2
Health Care	11.1
Real Estate	7.4
Materials	6.1
Utilities	5.8
Energy	4.8
Consumer Staples	4.2
Communication Services	3.6

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity® Mid Cap Index Fund
Schedule of Investments April 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)(b)	674,915	15,212,584
Lumen Technologies, Inc. (b)	2,831,226	6,710,006
		21,922,590
Entertainment - 1.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	1,424,191	7,833,051
Electronic Arts, Inc.	753,427	95,896,189
Liberty Media Corp. Liberty Formula One:
Class A (a)	63,768	4,130,891
Series C (a)	547,820	39,547,126
Live Nation Entertainment, Inc. (a)	429,766	29,129,539
Madison Square Garden Sports Corp.	51,322	10,290,061
Playtika Holding Corp. (a)	249,633	2,496,330
Roblox Corp. (a)	1,233,086	43,897,862
Roku, Inc. Class A (a)	335,560	18,861,828
Spotify Technology SA (a)	385,821	51,545,686
Take-Two Interactive Software, Inc. (a)	455,517	56,616,208
Warner Bros Discovery, Inc.	6,502,673	88,501,380
World Wrestling Entertainment, Inc. Class A (b)	118,610	12,711,434
		461,457,585
Interactive Media & Services - 0.4%
IAC, Inc. (a)	211,772	10,963,436
Match Group, Inc. (a)	768,113	28,343,370
Pinterest, Inc. Class A (a)	1,637,015	37,651,345
TripAdvisor, Inc. (a)	281,413	4,989,452
Zoominfo Technologies, Inc. (a)(b)	757,446	16,595,642
		98,543,245
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	576,605	2,018,118
Cable One, Inc. (b)	15,893	12,053,410
DISH Network Corp. Class A (a)(b)	690,433	5,185,152
Fox Corp.:
Class A	803,272	26,716,827
Class B	385,090	11,760,649
Interpublic Group of Companies, Inc.	1,069,390	38,209,305
Liberty Broadband Corp.:
Class A (a)	48,145	4,069,697
Class C (a)	328,458	27,846,669
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	207,859	5,840,838
Series C (a)	425,410	11,885,955
News Corp.:
Class A	1,044,356	18,391,109
Class B	328,497	5,830,822
Nexstar Broadcasting Group, Inc. Class A	99,875	17,323,319
Omnicom Group, Inc.	552,533	50,042,914
Paramount Global:
Class A (b)	48,296	1,277,912
Class B (b)	1,563,065	36,466,306
Sirius XM Holdings, Inc. (b)	1,933,837	7,348,581
The New York Times Co. Class A	447,515	17,788,721
The Trade Desk, Inc. (a)	1,209,567	77,823,541
		377,879,845
TOTAL COMMUNICATION SERVICES		959,803,265
CONSUMER DISCRETIONARY - 12.2%
Automobile Components - 0.6%
Aptiv PLC (a)	745,205	76,651,786
BorgWarner, Inc.	643,132	30,953,943
Gentex Corp.	647,441	17,862,897
Lear Corp.	162,132	20,697,771
QuantumScape Corp. Class A (a)(b)	710,372	4,972,604
		151,139,001
Automobiles - 0.2%
Harley-Davidson, Inc.	370,697	13,752,859
Lucid Group, Inc. Class A (a)(b)	1,600,494	12,707,922
Rivian Automotive, Inc. (a)(b)	1,432,195	18,360,740
Thor Industries, Inc. (b)	142,253	11,240,832
		56,062,353
Broadline Retail - 0.5%
eBay, Inc.	1,496,664	69,490,110
Etsy, Inc. (a)	344,570	34,811,907
Kohl's Corp. (b)	302,972	6,674,473
Macy's, Inc.	742,607	12,134,198
Nordstrom, Inc. (b)	308,285	4,766,086
Ollie's Bargain Outlet Holdings, Inc. (a)	171,958	11,220,260
		139,097,034
Distributors - 0.5%
Genuine Parts Co.	382,667	64,406,683
LKQ Corp.	688,919	39,771,294
Pool Corp.	104,849	36,835,551
		141,013,528
Diversified Consumer Services - 0.3%
ADT, Inc.	575,883	3,858,416
Bright Horizons Family Solutions, Inc. (a)	158,464	12,062,280
Grand Canyon Education, Inc. (a)	84,459	10,025,283
H&R Block, Inc.	419,256	14,216,971
Mister Car Wash, Inc. (a)(b)	219,824	1,938,848
Service Corp. International	412,174	28,930,493
		71,032,291
Hotels, Restaurants & Leisure - 3.7%
ARAMARK Holdings Corp.	648,075	22,488,203
Boyd Gaming Corp.	210,391	14,601,135
Caesars Entertainment, Inc. (a)	565,386	25,606,332
Carnival Corp. (a)(b)	2,688,527	24,761,334
Chipotle Mexican Grill, Inc. (a)	75,766	156,655,297
Choice Hotels International, Inc. (b)	88,630	11,302,098
Churchill Downs, Inc.	98,304	28,756,869
Darden Restaurants, Inc. (b)	337,397	51,260,726
Domino's Pizza, Inc.	97,216	30,863,164
Doordash, Inc. (a)(b)	688,776	42,146,203
Draftkings Holdings, Inc.	975,245	21,367,618
Expedia, Inc. (a)	406,450	38,190,042
Hilton Worldwide Holdings, Inc.	723,461	104,192,853
Hyatt Hotels Corp. Class A (a)	130,450	14,910,435
Las Vegas Sands Corp. (a)	911,644	58,208,469
Marriott Vacations Worldwide Corp.	103,038	13,864,793
MGM Resorts International	872,638	39,198,899
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,152,493	15,385,782
Penn Entertainment, Inc. (a)	425,675	12,680,858
Planet Fitness, Inc. (a)	229,983	19,120,787
Royal Caribbean Cruises Ltd. (a)	607,056	39,719,674
Six Flags Entertainment Corp. (a)(b)	204,822	4,971,030
Travel+Leisure Co.	219,759	8,410,177
Vail Resorts, Inc.	110,845	26,660,439
Wendy's Co.	469,928	10,385,409
Wyndham Hotels & Resorts, Inc.	239,193	16,317,746
Wynn Resorts Ltd. (a)	287,216	32,823,044
Yum! Brands, Inc.	777,323	109,276,067
		994,125,483
Household Durables - 1.6%
D.R. Horton, Inc.	869,693	95,509,685
Garmin Ltd.	424,892	41,711,648
Leggett & Platt, Inc.	366,647	11,846,365
Lennar Corp.:
Class A	690,513	77,896,772
Class B	41,579	4,067,258
Mohawk Industries, Inc. (a)	144,932	15,348,299
Newell Brands, Inc.	1,040,297	12,639,609
NVR, Inc. (a)	8,053	47,029,520
PulteGroup, Inc.	624,660	41,945,919
Tempur Sealy International, Inc.	458,228	17,169,803
Toll Brothers, Inc.	303,771	19,414,005
TopBuild Corp. (a)	87,884	19,816,084
Whirlpool Corp.	146,966	20,514,984
		424,909,951
Leisure Products - 0.3%
Brunswick Corp.	199,083	16,880,248
Hasbro, Inc.	362,064	21,441,430
Mattel, Inc. (a)	968,673	17,436,114
Peloton Interactive, Inc. Class A (a)	849,270	7,541,518
Polaris, Inc.	151,665	16,478,402
YETI Holdings, Inc. (a)	237,662	9,375,766
		89,153,478
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	163,223	20,489,383
AutoNation, Inc. (a)	92,893	12,234,008
AutoZone, Inc. (a)	51,657	137,578,605
Bath & Body Works, Inc.	630,510	22,130,901
Best Buy Co., Inc.	544,876	40,604,160
Burlington Stores, Inc. (a)	178,956	34,504,506
CarMax, Inc. (a)(b)	435,108	30,470,613
Carvana Co. Class A (a)(b)	287,657	1,996,340
Dick's Sporting Goods, Inc.	146,495	21,243,240
Five Below, Inc. (a)	150,397	29,682,352
Floor & Decor Holdings, Inc. Class A (a)(b)	284,435	28,255,773
GameStop Corp. Class A (b)	739,773	14,270,221
Gap, Inc.	536,028	5,145,869
Leslie's, Inc. (a)(b)	483,148	5,242,156
Lithia Motors, Inc. Class A (sub. vtg.) (b)	74,714	16,503,575
O'Reilly Automotive, Inc. (a)	170,935	156,800,385
Penske Automotive Group, Inc. (b)	71,068	9,848,603
Petco Health & Wellness Co., Inc. (a)(b)	221,729	2,208,421
RH (a)	50,094	12,780,482
Ross Stores, Inc.	939,815	100,306,455
Tractor Supply Co. (b)	304,368	72,561,331
Ulta Beauty, Inc. (a)	138,917	76,603,001
Victoria's Secret & Co. (a)	223,526	6,931,541
Wayfair LLC Class A (a)(b)	217,319	7,569,221
Williams-Sonoma, Inc. (b)	182,584	22,099,967
		888,061,109
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	337,747	14,016,501
Carter's, Inc. (b)	102,785	7,171,309
Columbia Sportswear Co.	99,239	8,290,426
Deckers Outdoor Corp. (a)	72,568	34,784,745
Hanesbrands, Inc. (b)	960,391	5,032,449
lululemon athletica, Inc. (a)	307,876	116,971,329
PVH Corp.	173,695	14,904,768
Ralph Lauren Corp.	111,712	12,823,420
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	368,644	19,608,174
Tapestry, Inc.	650,790	26,558,740
Under Armour, Inc.:
Class A (sub. vtg.) (a)	517,943	4,594,154
Class C (non-vtg.) (a)	524,585	4,217,663
VF Corp.	963,453	22,650,780
		291,624,458
TOTAL CONSUMER DISCRETIONARY		3,246,218,686
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	26,020	8,261,610
Brown-Forman Corp.:
Class A	125,600	8,274,528
Class B (non-vtg.)	505,571	32,907,616
Molson Coors Beverage Co. Class B	482,381	28,692,022
		78,135,776
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	642,146	13,420,851
BJ's Wholesale Club Holdings, Inc. (a)	369,245	28,199,241
Casey's General Stores, Inc.	102,140	23,371,675
Dollar Tree, Inc. (a)	575,478	88,456,723
Grocery Outlet Holding Corp. (a)	243,077	7,238,833
Kroger Co.	1,807,543	87,900,816
Performance Food Group Co. (a)	419,065	26,271,185
U.S. Foods Holding Corp. (a)	556,110	21,354,624
		296,213,948
Food Products - 2.2%
Bunge Ltd.	381,231	35,683,222
Campbell Soup Co.	534,234	29,008,906
Conagra Brands, Inc.	1,297,374	49,248,317
Darling Ingredients, Inc. (a)	440,916	26,265,366
Flowers Foods, Inc.	516,469	14,208,062
Freshpet, Inc. (a)(b)	125,253	8,638,699
Hormel Foods Corp.	790,144	31,953,423
Ingredion, Inc.	180,609	19,175,258
Kellogg Co.	702,717	49,028,565
Lamb Weston Holdings, Inc.	397,210	44,412,050
McCormick & Co., Inc. (non-vtg.)	690,937	60,698,815
Pilgrim's Pride Corp. (a)	128,276	2,925,976
Post Holdings, Inc. (a)	148,603	13,447,085
Seaboard Corp.	699	2,754,808
The Hershey Co.	402,346	109,864,599
The J.M. Smucker Co.	284,097	43,867,418
Tyson Foods, Inc. Class A	766,819	47,918,519
		589,099,088
Household Products - 0.5%
Church & Dwight Co., Inc.	669,264	64,998,920
Reynolds Consumer Products, Inc.	149,625	4,193,989
Spectrum Brands Holdings, Inc.	109,803	7,301,900
The Clorox Co.	339,646	56,252,171
		132,746,980
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	968,275	11,493,424
Olaplex Holdings, Inc. (a)	342,905	1,268,749
		12,762,173
TOTAL CONSUMER STAPLES		1,108,957,965
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	2,595,977	75,906,367
Halliburton Co.	2,476,666	81,110,812
NOV, Inc.	1,078,564	18,065,947
		175,083,126
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream GP LP	926,547	9,969,646
Antero Resources Corp. (a)	781,498	17,966,639
APA Corp.	882,916	32,535,455
Cheniere Energy, Inc.	686,127	104,977,431
Chesapeake Energy Corp.	333,739	27,593,541
Coterra Energy, Inc.	2,163,072	55,374,643
Devon Energy Corp.	1,792,986	95,799,242
Diamondback Energy, Inc.	493,486	70,173,709
DT Midstream, Inc.	267,051	13,157,603
Enviva, Inc.	84,260	1,811,590
EQT Corp.	1,015,632	35,384,619
Hess Corp.	776,211	112,597,168
HF Sinclair Corp.	371,734	16,397,187
Marathon Oil Corp.	1,744,812	42,154,658
New Fortress Energy, Inc.	151,826	4,598,810
ONEOK, Inc.	1,225,305	80,147,200
Ovintiv, Inc.	676,359	24,403,033
PDC Energy, Inc.	241,994	15,741,710
Phillips 66 Co.	1,284,947	127,209,753
Range Resources Corp.	648,934	17,164,304
Southwestern Energy Co. (a)	3,032,183	15,737,030
Targa Resources Corp.	622,716	47,033,739
Texas Pacific Land Corp. (b)	15,777	23,312,884
The Williams Companies, Inc.	3,357,733	101,605,001
Vitesse Energy, Inc.	67,887	1,249,121
		1,094,095,716
TOTAL ENERGY		1,269,178,842
FINANCIALS - 13.3%
Banks - 2.2%
Bank of Hawaii Corp.	107,741	5,217,897
Bank OZK	308,113	11,005,796
BOK Financial Corp.	79,974	6,707,419
Citizens Financial Group, Inc.	1,345,752	41,637,567
Columbia Banking Systems, Inc.	570,537	12,186,670
Comerica, Inc.	359,977	15,612,202
Commerce Bancshares, Inc.	313,277	17,496,520
Cullen/Frost Bankers, Inc.	160,729	17,720,372
East West Bancorp, Inc.	389,708	20,144,007
Fifth Third Bancorp	1,877,946	49,202,185
First Citizens Bancshares, Inc.	30,265	30,482,303
First Hawaiian, Inc.	351,968	6,726,108
First Horizon National Corp.	1,458,273	25,592,691
First Republic Bank (b)	510,645	1,792,364
FNB Corp., Pennsylvania	986,213	11,321,725
Huntington Bancshares, Inc.	3,955,458	44,301,130
KeyCorp	2,560,923	28,835,993
M&T Bank Corp.	473,862	59,611,840
New York Community Bancorp, Inc.	1,844,459	19,717,267
PacWest Bancorp (b)	320,242	3,250,456
Pinnacle Financial Partners, Inc.	206,517	11,199,417
Popular, Inc.	194,012	11,642,660
Prosperity Bancshares, Inc.	241,270	15,108,327
Regions Financial Corp.	2,576,182	47,041,083
Synovus Financial Corp.	396,722	12,219,038
Webster Financial Corp.	476,232	17,763,454
Western Alliance Bancorp.	291,350	10,814,912
Wintrust Financial Corp.	165,094	11,287,477
Zions Bancorp NA	405,691	11,302,551
		576,941,431
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	103,006	14,872,006
Ameriprise Financial, Inc.	289,933	88,464,357
Ares Management Corp.	422,660	37,020,789
Bank of New York Mellon Corp.	2,024,882	86,239,724
Blue Owl Capital, Inc. Class A (b)	1,162,594	13,090,808
Carlyle Group LP	570,519	17,303,841
Cboe Global Markets, Inc.	291,769	40,760,129
Coinbase Global, Inc. (a)(b)	440,055	23,670,558
Evercore, Inc. Class A	100,464	11,459,928
FactSet Research Systems, Inc.	104,598	43,061,951
Franklin Resources, Inc.	786,340	21,136,819
Interactive Brokers Group, Inc.	255,879	19,920,180
Invesco Ltd.	1,028,992	17,626,633
Janus Henderson Group PLC	374,779	9,725,515
Jefferies Financial Group, Inc.	545,195	17,462,596
KKR & Co. LP	1,576,532	83,666,553
Lazard Ltd. Class A	228,104	7,139,655
LPL Financial	219,395	45,818,452
MarketAxess Holdings, Inc.	102,358	32,587,716
Morningstar, Inc.	68,520	12,217,801
MSCI, Inc.	214,164	103,323,422
NASDAQ, Inc.	947,660	52,471,934
Northern Trust Corp.	566,522	44,279,360
Raymond James Financial, Inc.	536,535	48,572,514
Robinhood Markets, Inc. (a)(b)	1,574,456	13,933,936
SEI Investments Co.	283,368	16,693,209
State Street Corp.	961,448	69,474,232
Stifel Financial Corp.	281,408	16,876,038
T. Rowe Price Group, Inc.	606,464	68,124,101
Tradeweb Markets, Inc. Class A	296,746	20,893,886
Virtu Financial, Inc. Class A	259,962	5,212,238
		1,103,100,881
Consumer Finance - 0.7%
Ally Financial, Inc.	822,294	21,692,116
Credit Acceptance Corp. (a)(b)	18,246	8,931,417
Discover Financial Services	735,144	76,065,350
OneMain Holdings, Inc.	316,290	12,136,047
SLM Corp.	659,827	9,910,602
SoFi Technologies, Inc. (a)(b)	2,220,081	13,831,105
Synchrony Financial	1,200,322	35,421,502
Upstart Holdings, Inc. (a)(b)	194,333	2,701,229
		180,689,368
Financial Services - 1.4%
Affirm Holdings, Inc. (a)(b)	609,560	6,010,262
Apollo Global Management, Inc.	1,332,929	84,494,369
Corebridge Financial, Inc.	220,913	3,724,593
Equitable Holdings, Inc.	1,015,761	26,399,628
Euronet Worldwide, Inc. (a)	130,124	14,409,932
FleetCor Technologies, Inc. (a)	197,884	42,331,345
Global Payments, Inc.	719,703	81,117,725
Jack Henry & Associates, Inc.	200,013	32,670,123
MGIC Investment Corp.	813,826	12,101,593
Rocket Companies, Inc. (a)(b)	312,663	2,785,827
Shift4 Payments, Inc. (a)	139,075	9,425,113
TFS Financial Corp.	138,148	1,663,302
The Western Union Co.	1,025,900	11,213,087
Toast, Inc. (a)	702,578	12,786,920
UWM Holdings Corp. Class A (b)	255,127	1,530,762
Voya Financial, Inc. (b)	268,202	20,512,089
WEX, Inc. (a)	119,925	21,268,699
		384,445,369
Insurance - 4.6%
AFLAC, Inc.	1,681,879	117,479,248
Allstate Corp.	728,638	84,347,135
American Financial Group, Inc.	185,417	22,756,228
Arch Capital Group Ltd. (a)	976,188	73,282,433
Arthur J. Gallagher & Co.	573,516	119,325,739
Assurant, Inc.	146,622	18,053,567
Assured Guaranty Ltd.	158,708	8,549,600
Axis Capital Holdings Ltd.	214,403	12,122,346
Brighthouse Financial, Inc. (a)	186,758	8,254,704
Brown & Brown, Inc.	651,511	41,950,793
Cincinnati Financial Corp.	422,516	44,972,603
CNA Financial Corp.	75,189	2,925,604
Erie Indemnity Co. Class A	69,086	15,014,460
Everest Re Group Ltd.	107,244	40,538,232
F&G Annuities & Life, Inc.	49,396	905,429
Fidelity National Financial, Inc.	715,823	25,404,558
First American Financial Corp.	277,993	16,015,177
Globe Life, Inc.	246,433	26,742,909
Hanover Insurance Group, Inc.	97,534	11,661,165
Hartford Financial Services Group, Inc.	875,114	62,124,343
Kemper Corp.	175,022	8,514,820
Lincoln National Corp.	467,572	10,160,340
Loews Corp.	535,856	30,849,230
Markel Corp. (a)	36,423	49,845,968
Old Republic International Corp.	769,364	19,441,828
Primerica, Inc.	101,027	18,438,438
Principal Financial Group, Inc.	667,390	49,847,359
Prudential Financial, Inc.	1,015,132	88,316,484
Reinsurance Group of America, Inc.	184,131	26,205,524
RenaissanceRe Holdings Ltd.	118,636	25,555,381
Ryan Specialty Group Holdings, Inc. (a)(b)	226,624	9,259,857
Unum Group	546,022	23,042,128
W.R. Berkley Corp.	567,362	33,428,969
White Mountains Insurance Group Ltd.	6,885	9,860,284
Willis Towers Watson PLC	296,715	68,719,194
		1,223,912,077
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	1,572,159	15,580,096
Annaly Capital Management, Inc.	1,288,039	25,735,019
Rithm Capital Corp.	1,192,957	9,734,529
Starwood Property Trust, Inc. (b)	804,846	14,398,695
		65,448,339
TOTAL FINANCIALS		3,534,537,465
HEALTH CARE - 11.1%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	338,793	67,487,566
Biogen, Inc. (a)	395,142	120,214,051
BioMarin Pharmaceutical, Inc. (a)	508,606	48,846,520
Exact Sciences Corp. (a)	481,754	30,865,979
Exelixis, Inc. (a)	881,345	16,128,614
Horizon Therapeutics PLC (a)	610,120	67,820,939
Incyte Corp. (a)	502,961	37,425,328
Ionis Pharmaceuticals, Inc. (a)	389,199	13,765,969
Mirati Therapeutics, Inc. (a)	122,973	5,448,934
Natera, Inc. (a)	269,142	13,650,882
Neurocrine Biosciences, Inc. (a)	263,936	26,668,093
Novavax, Inc. (a)(b)	236,299	1,812,413
Repligen Corp. (a)	152,400	23,108,412
Sarepta Therapeutics, Inc. (a)	231,889	28,469,013
Seagen, Inc. (a)	374,694	74,938,800
Ultragenyx Pharmaceutical, Inc. (a)	184,007	8,035,586
United Therapeutics Corp. (a)	122,916	28,286,659
		612,973,758
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)	216,258	70,348,727
Dentsply Sirona, Inc.	590,478	24,758,743
DexCom, Inc. (a)	1,062,453	128,918,047
Enovis Corp. (a)	139,506	8,126,225
Envista Holdings Corp. (a)	448,483	17,262,111
Globus Medical, Inc. (a)	212,689	12,365,738
Hologic, Inc. (a)	670,276	57,650,439
ICU Medical, Inc. (a)	55,573	10,511,077
IDEXX Laboratories, Inc. (a)	226,572	111,509,676
Insulet Corp. (a)	189,729	60,341,411
Integra LifeSciences Holdings Corp. (a)	199,560	11,039,659
Masimo Corp. (a)	130,732	24,726,650
Novocure Ltd. (a)(b)	284,711	18,762,455
Penumbra, Inc. (a)	98,271	27,920,757
QuidelOrtho Corp.	134,335	12,083,433
ResMed, Inc.	398,256	95,963,766
STERIS PLC	275,048	51,860,300
Tandem Diabetes Care, Inc. (a)	175,825	6,959,154
Teleflex, Inc.	129,306	35,238,471
The Cooper Companies, Inc.	133,896	51,074,629
Zimmer Biomet Holdings, Inc.	578,280	80,057,083
		917,478,551
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	245,384	17,738,809
agilon health, Inc. (a)(b)	520,982	12,644,233
Amedisys, Inc. (a)	88,108	7,075,072
AmerisourceBergen Corp.	449,384	74,979,720
Cardinal Health, Inc.	710,175	58,305,368
Chemed Corp.	40,251	22,188,364
DaVita HealthCare Partners, Inc. (a)	153,269	13,849,387
Encompass Health Corp.	269,852	17,311,006
Enhabit Home Health & Hospice	135,008	1,653,848
Guardant Health, Inc. (a)	268,544	6,058,353
Henry Schein, Inc. (a)	372,574	30,107,705
Laboratory Corp. of America Holdings	244,070	55,333,110
Molina Healthcare, Inc. (a)	157,867	47,027,001
Oak Street Health, Inc. (a)	321,000	12,509,370
Premier, Inc.	324,399	10,812,219
Quest Diagnostics, Inc.	304,903	42,323,585
Tenet Healthcare Corp. (a)	292,908	21,476,015
Universal Health Services, Inc. Class B	170,974	25,705,941
		477,099,106
Health Care Technology - 0.4%
Certara, Inc. (a)	320,260	7,740,684
Definitive Healthcare Corp. (a)(b)	94,493	1,011,075
Doximity, Inc. (a)(b)	308,013	11,319,478
Teladoc Health, Inc. (a)(b)	442,518	11,740,003
Veeva Systems, Inc. Class A (a)	384,082	68,781,405
		100,592,645
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	253,588	13,295,619
Agilent Technologies, Inc.	815,444	110,435,581
Avantor, Inc. (a)	1,680,715	32,740,328
Azenta, Inc. (a)	188,245	8,186,775
Bio-Rad Laboratories, Inc. Class A (a)	58,918	26,559,645
Bio-Techne Corp.	428,765	34,249,748
Bruker Corp.	295,445	23,378,563
Charles River Laboratories International, Inc. (a)	138,953	26,417,744
IQVIA Holdings, Inc. (a)	511,399	96,260,634
Maravai LifeSciences Holdings, Inc. (a)	302,582	4,172,606
Mettler-Toledo International, Inc. (a)	60,621	90,416,222
PerkinElmer, Inc.	347,633	45,362,630
QIAGEN NV (a)	625,099	27,885,666
Sotera Health Co. (a)	272,331	4,566,991
Syneos Health, Inc. (a)	282,362	11,085,532
Waters Corp. (a)	162,792	48,896,205
West Pharmaceutical Services, Inc.	204,098	73,728,362
		677,638,851
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	493,143	24,716,327
Elanco Animal Health, Inc. (a)	1,227,067	11,620,324
Jazz Pharmaceuticals PLC (a)	169,650	23,830,736
Organon & Co.	700,262	17,247,453
Perrigo Co. PLC	370,069	13,762,866
Royalty Pharma PLC	1,025,051	36,030,543
Viatris, Inc.	3,339,579	31,158,272
		158,366,521
TOTAL HEALTH CARE		2,944,149,432
INDUSTRIALS - 17.2%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	186,150	39,223,667
BWX Technologies, Inc.	251,585	16,247,359
Curtiss-Wright Corp.	105,515	17,919,612
HEICO Corp.	124,021	20,914,901
HEICO Corp. Class A	217,384	29,179,454
Hexcel Corp.	230,906	16,643,704
Howmet Aerospace, Inc.	1,022,775	45,298,705
Huntington Ingalls Industries, Inc.	108,456	21,871,237
Mercury Systems, Inc. (a)	135,554	6,461,859
Spirit AeroSystems Holdings, Inc. Class A	287,555	8,557,637
Textron, Inc.	574,688	38,469,615
TransDigm Group, Inc.	141,557	108,291,105
Woodward, Inc.	159,738	15,338,043
		384,416,898
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	319,840	32,262,261
Expeditors International of Washington, Inc.	437,210	49,771,986
GXO Logistics, Inc. (a)	291,072	15,464,655
		97,498,902
Building Products - 1.9%
A.O. Smith Corp.	344,751	23,543,046
Advanced Drain Systems, Inc.	171,608	14,710,238
Allegion PLC	241,486	26,679,373
Armstrong World Industries, Inc.	124,821	8,570,210
Builders FirstSource, Inc. (a)	400,758	37,979,836
Carlisle Companies, Inc.	141,715	30,589,183
Carrier Global Corp.	2,303,882	96,348,345
Fortune Brands Home & Security, Inc.	352,183	22,782,718
Hayward Holdings, Inc. (a)(b)	185,363	2,231,771
Lennox International, Inc.	88,037	24,818,511
Masco Corp.	620,890	33,223,824
MasterBrand, Inc.	352,266	2,842,787
Owens Corning	257,053	27,455,831
The AZEK Co., Inc. (a)	306,524	8,319,061
Trane Technologies PLC	633,415	117,694,841
Trex Co., Inc. (a)	303,563	16,592,754
		494,382,329
Commercial Services & Supplies - 1.5%
Cintas Corp.	238,635	108,762,674
Clean Harbors, Inc. (a)	140,461	20,389,319
Copart, Inc. (a)	1,174,898	92,875,687
Driven Brands Holdings, Inc. (a)	171,372	5,261,120
MSA Safety, Inc.	101,723	13,198,559
Republic Services, Inc.	568,462	82,210,974
Ritchie Bros. Auctioneers, Inc.	193,701	11,077,760
Rollins, Inc.	638,475	26,975,569
Stericycle, Inc. (a)	252,562	11,529,455
Tetra Tech, Inc.	144,899	20,049,675
		392,330,792
Construction & Engineering - 0.6%
AECOM	362,884	30,137,516
MasTec, Inc. (a)	167,973	14,917,682
MDU Resources Group, Inc.	556,611	16,264,173
Quanta Services, Inc.	392,178	66,529,076
Valmont Industries, Inc.	57,893	16,821,390
Willscot Mobile Mini Holdings (a)	560,469	25,445,293
		170,115,130
Electrical Equipment - 1.3%
Acuity Brands, Inc.	88,332	13,901,690
AMETEK, Inc.	635,135	87,604,171
ChargePoint Holdings, Inc. Class A (a)(b)	697,445	6,046,848
Generac Holdings, Inc. (a)	171,676	17,548,721
Hubbell, Inc. Class B	147,564	39,741,936
nVent Electric PLC	455,208	19,086,871
Plug Power, Inc. (a)(b)	1,431,327	12,924,883
Regal Rexnord Corp.	179,420	23,353,307
Rockwell Automation, Inc.	316,616	89,732,141
Sensata Technologies, Inc. PLC	416,672	18,104,398
Sunrun, Inc. (a)(b)	573,937	12,075,634
Vertiv Holdings Co.	836,510	12,480,729
		352,601,329
Ground Transportation - 0.9%
Avis Budget Group, Inc. (a)	70,370	12,432,268
Hertz Global Holdings, Inc. (a)(b)	502,260	8,377,697
J.B. Hunt Transport Services, Inc.	227,146	39,816,422
Knight-Swift Transportation Holdings, Inc. Class A	429,903	24,212,137
Landstar System, Inc.	98,286	17,301,285
Lyft, Inc. (a)	898,317	9,207,749
Old Dominion Freight Lines, Inc.	273,786	87,718,297
RXO, Inc.	312,996	5,662,098
Ryder System, Inc.	133,864	10,596,674
Schneider National, Inc. Class B	148,832	3,894,933
U-Haul Holding Co. (b)	25,483	1,555,992
U-Haul Holding Co. (non-vtg.)	222,343	12,028,756
XPO, Inc. (a)	282,067	12,461,720
		245,266,028
Machinery - 4.2%
AGCO Corp.	171,041	21,198,822
Allison Transmission Holdings, Inc.	253,819	12,383,829
Crane Co.	129,619	9,341,641
Crane Nxt Co.	129,619	6,138,756
Cummins, Inc.	388,505	91,314,215
Donaldson Co., Inc.	334,742	21,272,854
Dover Corp.	386,072	56,428,284
ESAB Corp.	156,175	9,114,373
Flowserve Corp.	358,798	11,980,265
Fortive Corp.	975,991	61,575,272
Gates Industrial Corp. PLC (a)	297,319	4,004,887
Graco, Inc.	462,520	36,673,211
IDEX Corp.	209,370	43,197,218
Ingersoll Rand, Inc.	1,119,641	63,841,930
ITT, Inc.	230,042	19,424,746
Lincoln Electric Holdings, Inc.	154,380	25,904,964
Middleby Corp. (a)	147,343	20,757,682
Nordson Corp.	157,619	34,094,566
Oshkosh Corp.	180,943	13,845,758
Otis Worldwide Corp.	1,149,259	98,031,793
PACCAR, Inc.	1,410,718	105,366,527
Parker Hannifin Corp.	352,797	114,616,689
Pentair PLC	453,416	26,334,401
Snap-On, Inc.	144,904	37,589,547
Stanley Black & Decker, Inc.	406,966	35,137,444
Timken Co.	168,521	12,950,839
Toro Co.	287,566	29,981,631
Westinghouse Air Brake Tech Co.	498,913	48,728,833
Xylem, Inc.	493,692	51,264,977
		1,122,495,954
Marine Transportation - 0.1%
Kirby Corp. (a)	164,488	11,816,818
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	344,793	14,984,704
American Airlines Group, Inc. (a)	1,779,896	24,277,781
Copa Holdings SA Class A	78,246	7,067,179
Delta Air Lines, Inc. (a)	1,764,364	60,535,329
JetBlue Airways Corp. (a)	883,846	6,310,660
Southwest Airlines Co.	1,632,293	49,442,155
United Airlines Holdings, Inc. (a)	898,951	39,374,054
		201,991,862
Professional Services - 2.7%
Booz Allen Hamilton Holding Corp. Class A	361,772	34,628,816
Broadridge Financial Solutions, Inc.	321,588	46,762,111
CACI International, Inc. Class A (a)	63,838	20,001,722
Clarivate Analytics PLC (a)(b)	1,300,812	11,525,194
Concentrix Corp.	117,136	11,304,795
CoStar Group, Inc. (a)	1,111,751	85,549,239
Dun & Bradstreet Holdings, Inc.	692,808	7,738,665
Equifax, Inc.	335,015	69,810,426
FTI Consulting, Inc. (a)(b)	92,866	16,762,313
Genpact Ltd.	491,704	21,905,413
Jacobs Solutions, Inc.	347,016	40,066,467
KBR, Inc.	375,526	21,303,590
Leidos Holdings, Inc.	375,400	35,009,804
Manpower, Inc.	138,462	10,482,958
Paychex, Inc.	889,195	97,686,963
Robert Half International, Inc.	291,245	21,260,885
Science Applications International Corp.	151,477	15,455,198
SS&C Technologies Holdings, Inc.	608,054	35,595,481
TransUnion Holding Co., Inc.	530,381	36,495,517
Verisk Analytics, Inc.	428,157	83,109,555
		722,455,112
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	286,271	11,513,820
Core & Main, Inc. (a)(b)	202,098	5,266,674
Fastenal Co.	1,586,722	85,429,112
MSC Industrial Direct Co., Inc. Class A	127,316	11,551,381
SiteOne Landscape Supply, Inc. (a)(b)	122,599	18,112,776
United Rentals, Inc.	192,477	69,505,369
Univar Solutions, Inc. (a)	443,056	15,728,488
W.W. Grainger, Inc.	124,198	86,388,403
Watsco, Inc. (b)	90,779	31,444,030
WESCO International, Inc.	122,762	17,677,728
		352,617,781
TOTAL INDUSTRIALS		4,547,988,935
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	678,275	108,632,524
Ciena Corp. (a)	406,028	18,693,529
F5, Inc. (a)	164,075	22,045,117
Juniper Networks, Inc.	880,678	26,552,442
Lumentum Holdings, Inc. (a)	187,686	9,055,850
Motorola Solutions, Inc.	453,881	132,260,923
Ubiquiti, Inc.	11,428	2,657,581
ViaSat, Inc. (a)(b)	200,133	7,010,659
		326,908,625
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	1,614,416	121,839,976
Arrow Electronics, Inc. (a)	159,957	18,303,880
Avnet, Inc.	250,591	10,339,385
CDW Corp.	372,667	63,200,597
Cognex Corp.	478,832	22,835,498
Coherent Corp. (a)	326,961	11,162,449
Corning, Inc.	2,028,010	67,370,492
IPG Photonics Corp. (a)	89,843	10,330,148
Jabil, Inc.	358,527	28,018,885
Keysight Technologies, Inc. (a)	494,028	71,456,210
Littelfuse, Inc.	66,609	16,135,364
National Instruments Corp.	360,345	20,982,889
TD SYNNEX Corp.	128,658	11,455,708
Teledyne Technologies, Inc. (a)	127,633	52,891,115
Trimble, Inc. (a)	678,511	31,957,868
Vontier Corp.	435,015	11,801,957
Zebra Technologies Corp. Class A (a)	142,215	40,962,186
		611,044,607
IT Services - 1.7%
Akamai Technologies, Inc. (a)	426,907	34,993,567
Amdocs Ltd.	327,400	29,875,250
Cloudflare, Inc. (a)(b)	779,453	36,673,264
DXC Technology Co. (a)	633,889	15,118,253
EPAM Systems, Inc. (a)	151,273	42,725,546
Gartner, Inc. (a)	211,546	63,984,203
Globant SA (a)	112,179	17,597,520
GoDaddy, Inc. (a)	431,234	32,635,789
Kyndryl Holdings, Inc. (a)	563,169	8,143,424
MongoDB, Inc. Class A (a)	182,761	43,855,330
Okta, Inc. (a)	416,898	28,570,020
Thoughtworks Holding, Inc. (a)	238,158	1,483,724
Twilio, Inc. Class A (a)	480,050	25,255,431
VeriSign, Inc. (a)	255,726	56,720,027
Wix.com Ltd. (a)	151,908	13,250,935
		450,882,283
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems LLC (a)	182,634	6,532,818
Cirrus Logic, Inc. (a)	150,985	12,953,003
Enphase Energy, Inc. (a)	360,762	59,237,120
Entegris, Inc.	409,003	30,642,505
First Solar, Inc. (a)	292,761	53,452,303
GlobalFoundries, Inc. (a)(b)	174,726	10,273,889
Lattice Semiconductor Corp. (a)	373,951	29,803,895
Microchip Technology, Inc.	1,467,303	107,098,446
MKS Instruments, Inc.	157,893	13,242,486
Monolithic Power Systems, Inc.	126,354	58,371,757
onsemi (a)	1,195,897	86,056,748
Qorvo, Inc. (a)	274,539	25,279,551
Skyworks Solutions, Inc.	437,847	46,367,997
Teradyne, Inc.	431,622	39,441,618
Universal Display Corp.	119,701	15,975,295
Wolfspeed, Inc. (a)(b)	339,335	15,796,044
		610,525,475
Software - 5.5%
Alteryx, Inc. Class A (a)	165,450	6,804,959
ANSYS, Inc. (a)	239,740	75,259,181
AppLovin Corp. (a)(b)	603,049	10,251,833
Aspen Technology, Inc.	74,289	13,149,153
Bentley Systems, Inc. Class B	464,599	19,773,333
Bill Holdings, Inc. (a)	272,522	20,932,415
Black Knight, Inc. (a)	425,889	23,270,575
Cadence Design Systems, Inc. (a)	752,047	157,516,240
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	470,837	4,086,865
Ceridian HCM Holding, Inc. (a)	377,117	23,939,387
Confluent, Inc. (a)	342,259	7,529,698
Crowdstrike Holdings, Inc. (a)	593,705	71,274,285
Datadog, Inc. Class A (a)	731,781	49,307,404
DocuSign, Inc. (a)	544,446	26,917,410
Dolby Laboratories, Inc. Class A	163,085	13,648,584
DoubleVerify Holdings, Inc. (a)	236,574	6,960,007
Dropbox, Inc. Class A (a)	739,227	15,035,877
Dynatrace, Inc. (a)	596,348	25,213,593
Elastic NV (a)	213,232	12,207,532
Fair Isaac Corp. (a)	66,915	48,710,774
Five9, Inc. (a)	192,922	12,509,062
Fortinet, Inc. (a)	1,778,780	112,152,079
Gen Digital, Inc.	1,512,582	26,727,324
Guidewire Software, Inc. (a)	225,844	17,207,054
HubSpot, Inc. (a)	127,617	53,720,376
Informatica, Inc. (a)	101,381	1,567,350
Jamf Holding Corp. (a)	182,301	3,449,135
Manhattan Associates, Inc. (a)	170,977	28,327,469
nCino, Inc. (a)(b)	191,880	4,745,192
NCR Corp. (a)	353,865	7,887,651
New Relic, Inc. (a)	146,821	10,493,297
Nutanix, Inc. Class A (a)	632,841	15,175,527
Palantir Technologies, Inc. (a)(b)	5,070,320	39,294,980
Paycom Software, Inc. (a)	141,096	40,970,046
Paycor HCM, Inc. (a)(b)	167,457	3,935,240
Paylocity Holding Corp. (a)	110,685	21,394,304
Pegasystems, Inc.	113,906	5,196,392
Procore Technologies, Inc. (a)	195,947	10,465,529
PTC, Inc. (a)	293,456	36,913,830
RingCentral, Inc. (a)	234,791	6,470,840
SentinelOne, Inc. (a)	526,208	8,456,163
Smartsheet, Inc. (a)	350,351	14,318,845
Splunk, Inc. (a)	448,453	38,674,587
Synopsys, Inc. (a)	420,297	156,064,682
Teradata Corp. (a)	281,985	10,915,639
Tyler Technologies, Inc. (a)	113,408	42,985,034
UiPath, Inc. Class A (a)	1,038,772	14,625,910
Unity Software, Inc. (a)(b)	650,599	17,546,655
Zoom Video Communications, Inc. Class A (a)	677,196	41,600,150
Zscaler, Inc. (a)	232,588	20,956,179
		1,456,535,626
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc.	651,061	28,314,643
Hewlett Packard Enterprise Co.	3,542,907	50,734,428
HP, Inc.	2,708,635	80,473,546
NetApp, Inc.	598,910	37,665,450
Pure Storage, Inc. Class A (a)	785,914	17,942,417
Western Digital Corp. (a)	876,032	30,170,542
		245,301,026
TOTAL INFORMATION TECHNOLOGY		3,701,197,642
MATERIALS - 6.1%
Chemicals - 3.2%
Albemarle Corp.	322,601	59,829,581
Ashland, Inc.	139,572	14,181,911
Axalta Coating Systems Ltd. (a)	608,429	19,208,104
Celanese Corp. Class A	298,456	31,707,965
CF Industries Holdings, Inc.	539,623	38,626,214
Corteva, Inc.	1,972,121	120,536,036
DuPont de Nemours, Inc.	1,264,339	88,149,715
Eastman Chemical Co.	329,577	27,773,454
Element Solutions, Inc.	621,245	11,275,597
FMC Corp.	347,132	42,898,573
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	2,406,384	2,935,788
Huntsman Corp.	502,355	13,458,090
International Flavors & Fragrances, Inc.	702,496	68,114,012
LyondellBasell Industries NV Class A	708,328	67,014,912
NewMarket Corp.	15,782	6,306,487
Olin Corp.	335,959	18,612,129
PPG Industries, Inc.	649,551	91,106,023
RPM International, Inc.	351,700	28,849,951
The Chemours Co. LLC	405,831	11,797,507
The Mosaic Co.	937,275	40,162,234
The Scotts Miracle-Gro Co. Class A (b)	111,214	7,430,207
Valvoline, Inc.	473,239	16,350,407
Westlake Corp.	90,939	10,347,039
		836,671,936
Construction Materials - 0.5%
Eagle Materials, Inc.	98,536	14,604,021
Martin Marietta Materials, Inc.	171,411	62,256,475
Vulcan Materials Co.	364,906	63,902,339
		140,762,835
Containers & Packaging - 1.3%
Amcor PLC	4,087,350	44,838,230
Aptargroup, Inc.	180,435	21,383,352
Ardagh Group SA (a)	38,734	278,110
Ardagh Metal Packaging SA (b)	410,931	1,676,598
Avery Dennison Corp.	224,391	39,151,742
Ball Corp.	849,963	45,201,032
Berry Global Group, Inc.	334,844	19,357,332
Crown Holdings, Inc.	317,182	27,207,872
Graphic Packaging Holding Co.	842,754	20,782,314
International Paper Co.	978,841	32,409,426
Packaging Corp. of America	251,485	34,015,861
Sealed Air Corp. (b)	401,664	19,275,855
Silgan Holdings, Inc.	231,710	11,414,035
Sonoco Products Co.	268,140	16,254,647
WestRock Co.	698,430	20,904,010
		354,150,416
Metals & Mining - 1.1%
Alcoa Corp.	487,171	18,093,531
Cleveland-Cliffs, Inc. (a)	1,408,196	21,658,054
MP Materials Corp. (a)(b)	250,019	5,417,912
Nucor Corp.	706,798	104,733,328
Reliance Steel & Aluminum Co.	160,927	39,877,711
Royal Gold, Inc.	180,585	23,916,677
SSR Mining, Inc.	567,652	8,128,777
Steel Dynamics, Inc.	458,812	47,693,507
United States Steel Corp.	618,716	14,156,222
		283,675,719
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	195,846	11,699,840
TOTAL MATERIALS		1,626,960,746
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.	473,510	58,800,472
American Homes 4 Rent Class A	848,219	28,211,764
Americold Realty Trust	740,676	21,916,603
Apartment Income (REIT) Corp.	412,533	15,255,470
AvalonBay Communities, Inc.	384,998	69,442,089
Boston Properties, Inc.	431,909	23,046,664
Brixmor Property Group, Inc.	821,926	17,531,682
Camden Property Trust (SBI)	285,691	31,440,295
Cousins Properties, Inc.	416,182	9,076,929
CubeSmart	615,973	28,020,612
Douglas Emmett, Inc.	465,762	5,999,015
EastGroup Properties, Inc.	113,350	18,879,576
EPR Properties	204,007	8,560,134
Equity Lifestyle Properties, Inc.	489,435	33,722,072
Equity Residential (SBI)	1,020,738	64,561,679
Essex Property Trust, Inc.	177,122	38,919,017
Extra Space Storage, Inc.	365,200	55,525,008
Federal Realty Investment Trust (SBI)	221,182	21,872,688
First Industrial Realty Trust, Inc.	363,009	19,047,082
Gaming & Leisure Properties	672,855	34,988,460
Healthcare Trust of America, Inc.	1,044,822	20,666,579
Healthpeak Properties, Inc.	1,506,051	33,087,940
Highwoods Properties, Inc. (SBI)	286,266	6,561,217
Host Hotels & Resorts, Inc.	1,950,936	31,546,635
Hudson Pacific Properties, Inc.	378,655	2,105,322
Invitation Homes, Inc.	1,681,991	56,128,040
Iron Mountain, Inc.	795,547	43,946,016
JBG SMITH Properties	294,399	4,201,074
Kilroy Realty Corp.	320,264	9,364,519
Kimco Realty Corp.	1,664,529	31,942,312
Lamar Advertising Co. Class A	238,271	25,180,479
Life Storage, Inc.	231,820	31,151,972
Medical Properties Trust, Inc. (b)	1,636,604	14,353,017
Mid-America Apartment Communities, Inc.	316,426	48,666,319
National Retail Properties, Inc.	498,708	21,693,798
National Storage Affiliates Trust	233,937	9,018,271
Omega Healthcare Investors, Inc.	647,605	17,329,910
Park Hotels & Resorts, Inc.	614,200	7,401,110
Rayonier, Inc.	401,495	12,590,883
Realty Income Corp.	1,730,022	108,714,582
Regency Centers Corp.	472,228	29,008,966
Rexford Industrial Realty, Inc.	538,801	30,048,932
SBA Communications Corp. Class A	293,957	76,690,442
Simon Property Group, Inc.	899,203	101,897,684
SL Green Realty Corp.	176,396	4,175,293
Spirit Realty Capital, Inc.	383,469	14,748,218
Sun Communities, Inc.	335,294	46,582,395
UDR, Inc.	903,468	37,340,332
Ventas, Inc.	1,100,390	52,873,740
VICI Properties, Inc.	2,763,562	93,795,294
Vornado Realty Trust	486,229	7,298,297
Welltower, Inc.	1,304,021	103,304,544
Weyerhaeuser Co.	2,028,323	60,667,141
WP Carey, Inc.	575,340	42,690,228
		1,841,588,812
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	868,833	66,604,738
Howard Hughes Corp. (a)	100,936	7,809,418
Jones Lang LaSalle, Inc. (a)	131,543	18,289,739
Opendoor Technologies, Inc. (a)(b)	1,286,249	1,775,024
WeWork, Inc. (a)(b)	584,396	246,323
Zillow Group, Inc.:
Class A (a)	155,946	6,671,370
Class C (a)(b)	434,329	18,910,685
		120,307,297
TOTAL REAL ESTATE		1,961,896,109
UTILITIES - 5.8%
Electric Utilities - 2.8%
Alliant Energy Corp.	690,855	38,093,745
Avangrid, Inc. (b)	195,301	7,862,818
Constellation Energy Corp.	900,153	69,671,842
Edison International	1,036,398	76,278,893
Entergy Corp.	559,569	60,198,433
Evergy, Inc.	612,692	38,054,300
Eversource Energy	949,954	73,725,930
FirstEnergy Corp.	1,496,837	59,574,113
Hawaiian Electric Industries, Inc.	299,759	11,753,550
IDACORP, Inc.	138,675	15,409,566
NRG Energy, Inc.	584,808	19,982,889
OGE Energy Corp.	550,279	20,657,474
PG&E Corp. (a)	4,538,325	77,650,741
Pinnacle West Capital Corp.	311,097	24,408,671
PPL Corp.	2,031,416	58,342,268
Xcel Energy, Inc.	1,503,397	105,102,484
		756,767,717
Gas Utilities - 0.3%
Atmos Energy Corp.	391,674	44,705,670
National Fuel Gas Co.	241,523	13,501,136
UGI Corp.	576,918	19,545,982
		77,752,788
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp. (b)	351,870	11,755,977
The AES Corp.	1,838,781	43,505,558
Vistra Corp.	1,082,666	25,832,411
		81,093,946
Multi-Utilities - 2.0%
Ameren Corp.	709,440	63,118,877
CenterPoint Energy, Inc.	1,736,760	52,919,077
CMS Energy Corp.	798,014	49,684,352
Consolidated Edison, Inc.	978,296	96,332,807
DTE Energy Co.	531,764	59,775,591
NiSource, Inc.	1,119,063	31,848,533
Public Service Enterprise Group, Inc.	1,372,612	86,749,078
WEC Energy Group, Inc.	869,937	83,661,841
		524,090,156
Water Utilities - 0.4%
American Water Works Co., Inc.	531,869	78,849,579
Essential Utilities, Inc.	637,710	27,230,217
		106,079,796
TOTAL UTILITIES		1,545,784,403
TOTAL COMMON STOCKS (Cost $23,165,367,064)		26,446,673,490

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $5,955,135)	6,000,000	5,951,681

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	85,003,796	85,020,796
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	733,367,061	733,440,398
TOTAL MONEY MARKET FUNDS (Cost $818,457,278)		818,461,194

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $23,989,779,477)	27,271,086,365
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(750,383,513)
NET ASSETS - 100.0%	26,520,702,852

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	250	Jun 2023	62,515,000	2,242,146	2,242,146

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,951,681.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	38,224,389	3,789,249,253	3,742,452,846	2,469,606	-	-	85,020,796	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	616,968,030	2,835,270,471	2,718,798,103	11,458,774	-	-	733,440,398	2.2%
Total	655,192,419	6,624,519,724	6,461,250,949	13,928,380	-	-	818,461,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	959,803,265	959,803,265	-	-
Consumer Discretionary	3,246,218,686	3,246,218,686	-	-
Consumer Staples	1,108,957,965	1,108,957,965	-	-
Energy	1,269,178,842	1,269,178,842	-	-
Financials	3,534,537,465	3,534,537,465	-	-
Health Care	2,944,149,432	2,944,149,432	-	-
Industrials	4,547,988,935	4,547,988,935	-	-
Information Technology	3,701,197,642	3,701,197,642	-	-
Materials	1,626,960,746	1,626,960,746	-	-
Real Estate	1,961,896,109	1,961,896,109	-	-
Utilities	1,545,784,403	1,545,784,403	-	-

U.S. Government and Government Agency Obligations	5,951,681	-	5,951,681	-

Money Market Funds	818,461,194	818,461,194	-	-
Total Investments in Securities:	27,271,086,365	27,265,134,684	5,951,681	-
Derivative Instruments:

Assets
Futures Contracts	2,242,146	2,242,146	-	-
Total Assets	2,242,146	2,242,146	-	-
Total Derivative Instruments:	2,242,146	2,242,146	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,242,146	0
Total Equity Risk	2,242,146	0
Total Value of Derivatives	2,242,146	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2023

Assets
Investment in securities, at value (including securities loaned of $716,337,384) - See accompanying schedule:
Unaffiliated issuers (cost $23,171,322,199)	$26,452,625,171
Fidelity Central Funds (cost $818,457,278)	818,461,194

Total Investment in Securities (cost $23,989,779,477)		$27,271,086,365
Segregated cash with brokers for derivative instruments		18,897
Receivable for fund shares sold		38,702,742
Dividends receivable		11,798,618
Distributions receivable from Fidelity Central Funds		2,001,902
Receivable for daily variation margin on futures contracts		893,339
Other receivables		238,273
Total assets		27,324,740,136
Liabilities
Payable for investments purchased	$50,476,356
Payable for fund shares redeemed	19,474,036
Accrued management fee	549,733
Other payables and accrued expenses	110,688
Collateral on securities loaned	733,426,471
Total Liabilities		804,037,284
Net Assets		$26,520,702,852
Net Assets consist of:
Paid in capital		$23,606,608,983
Total accumulated earnings (loss)		2,914,093,869
Net Assets		$26,520,702,852
Net Asset Value , offering price and redemption price per share ($26,520,702,852 ÷ 988,580,490 shares)		$26.83

Statement of Operations
		Year ended April 30, 2023
Investment Income
Dividends		$418,258,494
Interest		133,803
Income from Fidelity Central Funds (including $11,458,774 from security lending)		13,928,380
Total Income		432,320,677
Expenses
Management fee	$6,116,403
Independent trustees' fees and expenses	88,182
Total expenses before reductions	6,204,585
Expense reductions	(6,067)
Total expenses after reductions		6,198,518
Net Investment income (loss)		426,122,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(178,800,593)
Redemptions in-kind	293,092,884
Futures contracts	(6,243,002)
Total net realized gain (loss)		108,049,289
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(909,787,409)
Futures contracts	2,821,717
Total change in net unrealized appreciation (depreciation)		(906,965,692)
Net gain (loss)		(798,916,403)
Net increase (decrease) in net assets resulting from operations		$(372,794,244)
Statement of Changes in Net Assets

	Year ended April 30, 2023	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$426,122,159	$299,870,824
Net realized gain (loss)	108,049,289	786,458,220
Change in net unrealized appreciation (depreciation)	(906,965,692)	(2,784,963,059)
Net increase (decrease) in net assets resulting from operations	(372,794,244)	(1,698,634,015)
Distributions to shareholders	(498,360,885)	(825,817,779)
Share transactions
Proceeds from sales of shares	7,390,631,102	10,013,360,284
Reinvestment of distributions	469,335,712	777,046,785
Cost of shares redeemed	(5,074,621,184)	(5,613,571,542)
Net increase (decrease) in net assets resulting from share transactions	2,785,345,630	5,176,835,527
Total increase (decrease) in net assets	1,914,190,501	2,652,383,733

Net Assets
Beginning of period	24,606,512,351	21,954,128,618
End of period	$26,520,702,852	$24,606,512,351

Other Information
Shares
Sold	278,693,173	325,804,124
Issued in reinvestment of distributions	18,153,493	25,155,474
Redeemed	(191,871,923)	(182,488,538)
Net increase (decrease)	104,974,743	168,471,060

Financial Highlights
Fidelity® Mid Cap Index Fund

Years ended April 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.85	$30.70	$19.71	$22.53	$20.85
Income from Investment Operations
Net investment income (loss) A,B	.46	.38	.34	.40	.36
Net realized and unrealized gain (loss)	(.94)	(2.16)	11.28	(2.54)	1.80
Total from investment operations	(.48)	(1.78)	11.62	(2.14)	2.16
Distributions from net investment income	(.41)	(.35)	(.37)	(.34)	(.34)
Distributions from net realized gain	(.12)	(.72)	(.26)	(.34)	(.14)
Total distributions	(.54) C	(1.07)	(.63)	(.68)	(.48)
Net asset value, end of period	$26.83	$27.85	$30.70	$19.71	$22.53
Total Return D	(1.65)%	(6.13)%	59.59%	(9.99)%	10.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.02%	.03%	.03%	.03%	.03%
Net investment income (loss)	1.72%	1.24%	1.35%	1.82%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$26,520,703	$24,606,512	$21,954,129	$11,955,404	$9,705,989
Portfolio turnover rate G	9% H	12% H	14% H	14%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Small Cap Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Index Fund	-3.46%	4.25%	8.04%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund on April 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Fidelity® Small Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 2.66% for the 12 months ending April 30, 2023, according to the S&P 500 ® index, as markets digested multiple crosscurrents and sustained year-to-date momentum. The upturn followed a year in which the S&P 500 ® returned -18.11% amid a multitude of risk factors. Record inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while also shrinking its massive asset portfolio. Against this backdrop, stocks struggled to gain traction until a rally in late 2022, as risky assets regained favor. The S&P 500 ® continued to advance in 2023, gaining 7.50% in the first quarter and adding 1.56% in April, supported by moderating inflation data, a resilient labor market, earnings that continued to exceed lowered expectations and indications from the Fed it was nearing the end of its interest rate hiking regime. Indeed, the central bank stepped down to hikes of 25 basis points (0.25 percentage points) in February and March, as stress in the financial system started to show, with two regional banks failing in March. For the full 12 months, value stocks handily outpaced growth. By sector, energy (+19%) led the way, followed by information technology (+9%) and industrials (+7%). In contrast, real estate (-16%), consumer discretionary (-8%) and materials (-3%) lagged most.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2023, the fund returned -3.46%, roughly in line with the -3.65% result of the benchmark Russell 2000 ® Index. By sector, financials returned -12% and detracted most. This group was hampered by the banks (-20%) industry. Real estate returned -20%. Information technology (-10%), especially in the software & services industry (-17%), also hurt. Other notable detractors included the communication services (-19%) and materials (0%) sectors. Conversely, health care gained 4% and contributed most, driven by the pharmaceuticals, biotechnology & life sciences industry (+9%). Industrials stocks also helped (+3%), benefiting from the capital goods industry (+9%). The consumer staples sector rose roughly 7%. Other notable contributors included the energy (+4%), utilities (+2%), and consumer discretionary (+0%) sectors. Turning to individual stocks, the biggest individual detractor was Avis Budget Group (-39%), from the transportation category, followed by Silvergate Capital (-98%), which is in the banks group. Within consumer durables & apparel, Helen of Troy returned -53% and hurt. Other detractors were Marqeta (-60%), a stock in the financial services segment, and Rapid (-49%), from the software & services industry. Conversely, the top contributor was Prometheus Biosciences (+638%), from the pharmaceuticals, biotechnology & life sciences category. In health care equipment & services, Shockwave Medical (+92%) was helpful and Apellis Pharmaceuticals (+92%) from the pharmaceuticals, biotechnology & life sciences segment also contributed. Crocs, within the consumer durables & apparel industry, rose 86% and Iridium Communications, within the telecommunication services group, gained 78% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Shockwave Medical, Inc.	0.5
EMCOR Group, Inc.	0.4
Iridium Communications, Inc.	0.4
Saia, Inc.	0.4
Apellis Pharmaceuticals, Inc.	0.4
Inspire Medical Systems, Inc.	0.3
Crocs, Inc.	0.3
Texas Roadhouse, Inc. Class A	0.3
Kinsale Capital Group, Inc.	0.3
Prometheus Biosciences, Inc.	0.3
3.6

Market Sectors (% of Fund's net assets)

Health Care	17.0
Industrials	16.8
Financials	15.6
Consumer Discretionary	11.4
Information Technology	11.3
Energy	6.4
Real Estate	6.2
Materials	4.4
Consumer Staples	3.9
Utilities	3.3
Communication Services	2.7

Asset Allocation (% of Fund's net assets)

Futures - 1%

Fidelity® Small Cap Index Fund
Schedule of Investments April 30, 2023
Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)(b)	160,666	5,073,832
ATN International, Inc.	94,793	3,428,663
Bandwidth, Inc. (a)	200,149	2,435,813
Charge Enterprises, Inc. (a)(b)	1,101,306	1,167,384
Cogent Communications Group, Inc.	369,795	25,530,647
Consolidated Communications Holdings, Inc. (a)	635,369	2,458,878
EchoStar Holding Corp. Class A (a)(b)	288,942	4,932,240
Globalstar, Inc. (a)(b)	5,908,099	5,352,738
IDT Corp. Class B (a)	134,205	4,456,948
Iridium Communications, Inc.	1,077,456	68,386,132
Liberty Latin America Ltd.:
Class A (a)	123,529	1,095,702
Class C (a)(b)	1,467,855	13,034,552
Ooma, Inc. (a)	205,956	2,533,259
Radius Global Infrastructure, Inc. (a)(b)	660,289	9,699,645
		149,586,433
Entertainment - 0.4%
Cinemark Holdings, Inc. (a)(b)	937,514	15,825,236
IMAX Corp. (a)	405,573	8,496,754
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	34,738	1,360,687
Class C (a)(b)	375,849	14,289,779
Lions Gate Entertainment Corp.:
Class A (a)(b)	690,240	7,937,760
Class B (a)(b)	792,616	8,457,213
Madison Square Garden Entertainment Corp. (b)	224,442	7,242,743
Marcus Corp. (b)	202,415	3,546,311
Playstudios, Inc. Class A (a)(b)	680,407	2,980,183
Reservoir Media, Inc. (a)(b)	167,894	1,114,816
Skillz, Inc. (a)(b)	2,694,477	1,677,851
Sphere Entertainment Co. (a)(b)	224,442	6,315,798
Vivid Seats, Inc. Class A (a)(b)	221,289	1,588,855
		80,833,986
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	863,977	15,733,021
CarGurus, Inc. Class A (a)	881,896	14,498,370
Cars.com, Inc. (a)(b)	568,577	11,127,052
DHI Group, Inc. (a)	359,888	1,320,789
Eventbrite, Inc. (a)(b)	675,105	4,908,013
EverQuote, Inc. Class A (a)	172,075	1,199,363
fuboTV, Inc. (a)(b)	1,638,069	1,867,399
MediaAlpha, Inc. Class A (a)	211,625	1,566,025
Outbrain, Inc. (a)	310,378	1,188,748
QuinStreet, Inc. (a)	437,079	4,855,948
Shutterstock, Inc. (b)	207,194	13,881,998
The Arena Group Holdings, Inc. (a)(b)	96,954	397,511
TrueCar, Inc. (a)(b)	744,764	1,914,043
Vimeo, Inc. (a)	1,246,962	4,102,505
Vinco Ventures, Inc. (a)(b)	1,927,189	353,061
Wejo Group Ltd. (a)(b)	335,647	130,902
Yelp, Inc. (a)	583,389	17,454,999
Ziff Davis, Inc. (a)	393,246	28,762,012
ZipRecruiter, Inc. (a)(b)	628,544	10,647,535
		135,909,294
Media - 0.8%
AdTheorent Holding Co., Inc. Class A (a)(b)	316,932	475,398
Advantage Solutions, Inc. Class A (a)(b)	724,578	927,460
AMC Networks, Inc. Class A (a)	262,095	4,636,461
Audacy, Inc. Class A (a)(b)	900,617	106,093
Boston Omaha Corp. (a)	191,492	3,917,926
Cardlytics, Inc. (a)(b)	278,336	1,806,401
Clear Channel Outdoor Holdings, Inc. (a)(b)	3,174,552	4,031,681
Cumulus Media, Inc. (a)	143,882	505,745
Daily Journal Corp. (a)(b)	10,193	2,784,218
E.W. Scripps Co. Class A (a)	504,197	4,250,381
Entravision Communication Corp. Class A	515,381	3,221,131
Gambling.com Group Ltd. (a)(b)	74,606	732,631
Gannett Co., Inc. (a)(b)	1,234,335	2,345,237
Gray Television, Inc. (b)	713,418	5,500,453
iHeartMedia, Inc. (a)(b)	1,040,117	3,609,206
Innovid Corp. (a)(b)	658,610	618,435
Integral Ad Science Holding Corp. (a)(b)	330,950	5,205,844
John Wiley & Sons, Inc. Class A	370,688	14,297,436
Magnite, Inc. (a)(b)	1,140,864	10,724,122
PubMatic, Inc. (a)(b)	374,712	5,118,566
Quotient Technology, Inc. (a)(b)	778,881	2,196,444
Scholastic Corp.	253,078	9,735,911
Sinclair Broadcast Group, Inc. Class A (b)	347,879	6,919,313
Stagwell, Inc. (a)(b)	664,583	4,133,706
TechTarget, Inc. (a)(b)	234,463	7,992,844
TEGNA, Inc.	1,919,075	32,816,183
Thryv Holdings, Inc. (a)(b)	216,975	4,873,259
Urban One, Inc.:
Class A (a)(b)	120,468	860,142
Class D (non-vtg.) (a)	17,391	101,042
WideOpenWest, Inc. (a)(b)	463,386	5,296,502
		149,740,171
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	427,250	5,729,423
KORE Group Holdings, Inc. (a)(b)	310,341	378,616
Shenandoah Telecommunications Co. (b)	416,924	8,676,188
Telephone & Data Systems, Inc.	874,704	8,747,040
U.S. Cellular Corp. (a)(b)	125,996	2,676,155
		26,207,422
TOTAL COMMUNICATION SERVICES		542,277,306
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.4%
Adient PLC (a)(b)	816,871	30,175,215
American Axle & Manufacturing Holdings, Inc. (a)	969,596	6,932,611
Dana, Inc.	1,106,337	16,362,724
Dorman Products, Inc. (a)(b)	227,114	19,568,142
Fox Factory Holding Corp. (a)(b)	365,429	40,515,113
Gentherm, Inc. (a)(b)	284,700	16,982,355
Holley, Inc. (a)(b)	447,924	1,079,497
LCI Industries (b)	214,336	24,211,395
Luminar Technologies, Inc. (a)(b)	2,164,574	13,030,735
Modine Manufacturing Co. (a)	426,678	8,921,837
Motorcar Parts of America, Inc. (a)(b)	164,525	801,237
Patrick Industries, Inc.	185,893	12,757,837
Solid Power, Inc. (a)(b)	1,145,605	2,600,523
Standard Motor Products, Inc.	172,537	6,213,057
Stoneridge, Inc. (a)(b)	223,702	4,212,309
The Goodyear Tire & Rubber Co. (a)(b)	2,412,981	25,746,507
Visteon Corp. (a)	239,218	33,583,815
XPEL, Inc. (a)(b)	185,483	13,551,388
		277,246,297
Automobiles - 0.2%
Canoo, Inc. (a)(b)	2,417,368	1,825,113
Cenntro Electric Group Ltd. (a)(b)	1,560,996	578,817
Faraday Future Intelligent Electric, Inc. (a)(b)	4,342,133	740,334
Fisker, Inc. (a)(b)	1,535,978	9,891,698
Lordstown Motors Corp. Class A (a)(b)	1,474,466	771,146
Mullen Automotive, Inc. (a)(b)	8,567,152	658,814
Winnebago Industries, Inc. (b)	258,419	15,024,481
Workhorse Group, Inc. (a)(b)	1,349,531	1,271,528
		30,761,931
Broadline Retail - 0.1%
1stDibs.com, Inc. (a)(b)	203,009	763,314
Big Lots, Inc. (b)	246,438	2,215,478
ContextLogic, Inc. (a)(b)	163,037	1,175,497
Dillard's, Inc. Class A (b)	34,312	10,238,358
Groupon, Inc. (a)(b)	185,685	664,752
Qurate Retail, Inc. Series A (a)(b)	3,025,222	2,409,892
		17,467,291
Distributors - 0.0%
Funko, Inc. (a)(b)	277,722	2,738,339
Weyco Group, Inc. (b)	49,475	1,342,752
		4,081,091
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	661,914	3,667,004
Adtalem Global Education, Inc. (a)(b)	386,769	15,691,218
American Public Education, Inc. (a)	159,878	911,305
Carriage Services, Inc.	114,884	3,298,320
Chegg, Inc. (a)	1,073,852	19,307,859
Coursera, Inc. (a)	985,435	12,258,811
Duolingo, Inc. (a)(b)	207,456	28,247,209
European Wax Center, Inc. (b)	212,411	4,001,823
Frontdoor, Inc. (a)(b)	711,570	19,468,555
Graham Holdings Co.	31,675	18,231,180
Laureate Education, Inc. Class A	1,156,879	14,333,731
Nerdy, Inc. Class A (a)(b)	482,241	1,914,497
OneSpaWorld Holdings Ltd. (a)	571,027	6,852,324
Perdoceo Education Corp. (a)	577,209	7,492,173
Rover Group, Inc. Class A (a)(b)	809,149	3,665,445
Strategic Education, Inc. (b)	195,793	17,229,784
Stride, Inc. (a)	363,180	15,602,213
The Beachbody Co., Inc. (a)(b)	873,240	407,454
Udemy, Inc. (a)(b)	633,241	5,756,161
Universal Technical Institute, Inc. (a)	289,013	2,040,432
WW International, Inc. (a)(b)	466,906	3,898,665
		204,276,163
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	483,465	4,278,665
Bally's Corp. (a)	309,107	5,316,640
Biglari Holdings, Inc. Class B (a)	5,239	907,395
BJ's Restaurants, Inc. (a)(b)	194,126	6,316,860
Bloomin' Brands, Inc.	751,086	18,604,400
Bluegreen Vacations Holding Corp. Class A	82,204	2,366,653
Bowlero Corp. Class A (a)(b)	254,469	3,722,881
Brinker International, Inc. (a)(b)	373,531	14,911,358
Century Casinos, Inc. (a)	233,585	1,644,438
Chuy's Holdings, Inc. (a)(b)	153,673	5,360,114
Cracker Barrel Old Country Store, Inc. (b)	190,763	20,251,400
Dave & Buster's Entertainment, Inc. (a)(b)	369,213	13,092,293
Denny's Corp. (a)	476,884	5,345,870
Dine Brands Global, Inc. (b)	127,171	8,257,213
El Pollo Loco Holdings, Inc. (b)	163,971	1,528,210
Everi Holdings, Inc. (a)	743,849	11,306,505
F45 Training Holdings, Inc. (a)(b)	305,299	259,535
First Watch Restaurant Group, Inc. (a)	131,785	2,119,103
Full House Resorts, Inc. (a)	282,030	1,985,491
Golden Entertainment, Inc. (a)	174,372	7,351,524
Hilton Grand Vacations, Inc. (a)	739,439	31,647,989
Inspirato, Inc. (a)(b)	150,884	114,672
Inspired Entertainment, Inc. (a)	181,529	2,323,571
International Game Technology PLC (b)	844,644	23,768,282
Jack in the Box, Inc.	178,379	16,533,950
Krispy Kreme, Inc. (b)	620,401	9,541,767
Kura Sushi U.S.A., Inc. Class A (a)(b)	39,883	2,748,736
Life Time Group Holdings, Inc. (a)(b)	360,316	7,490,970
Light & Wonder, Inc. Class A (a)	811,151	48,904,294
Lindblad Expeditions Holdings (a)(b)	290,367	3,284,051
Monarch Casino & Resort, Inc.	114,630	7,950,737
NeoGames SA (a)	113,416	1,525,445
Noodles & Co. (a)	348,344	1,720,819
Papa John's International, Inc.	281,114	21,024,516
Portillo's, Inc. (a)(b)	276,219	5,971,855
RCI Hospitality Holdings, Inc. (b)	74,245	5,560,951
Red Rock Resorts, Inc.	433,211	21,140,697
Rush Street Interactive, Inc. (a)(b)	534,020	1,660,802
Ruth's Hospitality Group, Inc. (b)	274,862	4,441,770
Sabre Corp. (a)(b)	2,811,435	11,245,740
SeaWorld Entertainment, Inc. (a)(b)	342,358	18,370,930
Shake Shack, Inc. Class A (a)	323,124	17,710,426
Sonder Holdings, Inc. (a)(b)	1,598,758	655,651
Sweetgreen, Inc. Class A (a)(b)	769,910	6,113,085
Target Hospitality Corp. (a)(b)	251,873	3,176,119
Texas Roadhouse, Inc. Class A	577,148	63,844,112
The Cheesecake Factory, Inc. (b)	417,674	14,071,437
The ONE Group Hospitality, Inc. (a)(b)	195,651	1,531,947
Vacasa, Inc. Class A (a)(b)	988,059	787,088
Wingstop, Inc. (b)	258,135	51,655,395
Xponential Fitness, Inc. (a)(b)	176,203	5,828,795
		547,273,147
Household Durables - 2.0%
Aterian, Inc. (a)(b)	544,335	430,678
Beazer Homes U.S.A., Inc. (a)	254,036	5,413,507
Cavco Industries, Inc. (a)	75,113	22,550,425
Century Communities, Inc.	243,291	16,383,216
Dream Finders Homes, Inc. (a)(b)	184,857	2,819,069
Ethan Allen Interiors, Inc.	195,817	5,469,169
GoPro, Inc. Class A (a)	1,114,208	4,768,810
Green Brick Partners, Inc. (a)(b)	233,861	8,715,999
Helen of Troy Ltd. (a)(b)	205,198	20,589,567
Hovnanian Enterprises, Inc. Class A (a)	41,789	3,082,775
Installed Building Products, Inc. (b)	205,507	25,538,355
iRobot Corp. (a)(b)	229,452	9,024,347
KB Home	652,751	28,603,549
La-Z-Boy, Inc. (b)	371,291	10,667,190
Landsea Homes Corp. (a)	82,684	545,714
Legacy Housing Corp. (a)(b)	74,787	1,615,399
LGI Homes, Inc. (a)(b)	176,856	21,010,493
Lifetime Brands, Inc.	105,885	518,837
Lovesac (a)(b)	121,158	3,185,244
M.D.C. Holdings, Inc.	503,729	20,637,777
M/I Homes, Inc. (a)	228,669	15,467,171
Meritage Homes Corp. (b)	312,442	40,008,198
Purple Innovation, Inc.	540,268	1,604,596
Skyline Champion Corp. (a)(b)	460,130	34,127,842
Snap One Holdings Corp. (a)(b)	151,679	1,480,387
Sonos, Inc. (a)(b)	1,100,026	23,254,550
Taylor Morrison Home Corp. (a)	900,234	38,791,083
Traeger, Inc. (a)(b)	292,212	888,324
TRI Pointe Homes, Inc. (a)	866,496	24,851,105
Tupperware Brands Corp. (a)(b)	379,586	474,483
Universal Electronics, Inc. (a)(b)	102,235	1,027,462
Vizio Holding Corp. (a)(b)	584,286	5,007,331
Vuzix Corp. (a)(b)	512,695	2,061,034
		400,613,686
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	286,602	14,367,358
AMMO, Inc. (a)(b)	782,739	1,541,996
Clarus Corp.	250,729	2,439,593
Johnson Outdoors, Inc. Class A	45,999	2,667,942
Latham Group, Inc. (a)	373,806	900,872
Malibu Boats, Inc. Class A (a)	175,748	9,973,699
Marine Products Corp.	69,457	956,423
MasterCraft Boat Holdings, Inc. (a)(b)	151,100	4,422,697
Smith & Wesson Brands, Inc. (b)	391,681	4,708,006
Solo Brands, Inc. Class A (a)(b)	191,163	1,527,392
Sturm, Ruger & Co., Inc.	149,237	8,590,082
Topgolf Callaway Brands Corp. (a)(b)	1,203,414	26,679,688
Vista Outdoor, Inc. (a)(b)	482,731	11,633,817
		90,409,565
Specialty Retail - 2.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	223,270	2,056,317
a.k.a. Brands Holding Corp. (a)(b)	61,208	22,469
Abercrombie & Fitch Co. Class A (a)	419,749	9,880,891
Academy Sports & Outdoors, Inc. (b)	654,524	41,575,364
America's Car Mart, Inc. (a)(b)	50,708	4,076,416
American Eagle Outfitters, Inc. (b)	1,328,883	17,793,743
Arko Corp. (b)	715,424	5,980,945
Asbury Automotive Group, Inc. (a)(b)	190,766	36,905,590
BARK, Inc. (a)(b)	929,699	1,022,669
Big 5 Sporting Goods Corp. (b)	190,895	1,504,253
Boot Barn Holdings, Inc. (a)(b)	254,694	18,457,674
Build-A-Bear Workshop, Inc.	115,016	2,668,371
Caleres, Inc. (b)	294,947	6,724,792
Camping World Holdings, Inc. (b)	336,681	7,538,288
CarParts.com, Inc. (a)(b)	438,975	2,080,742
Chico's FAS, Inc. (a)	1,058,375	5,334,210
Citi Trends, Inc. (a)(b)	70,842	1,222,733
Conn's, Inc. (a)(b)	111,575	533,329
Designer Brands, Inc. Class A (b)	434,580	3,559,210
Destination XL Group, Inc. (a)	499,272	2,191,804
Duluth Holdings, Inc. (a)	114,046	713,928
EVgo, Inc. Class A (a)(b)	588,360	3,524,276
Express, Inc. (a)(b)	537,424	433,970
Foot Locker, Inc. (b)	695,279	29,194,765
Franchise Group, Inc. (b)	227,256	6,647,238
Genesco, Inc. (a)	106,970	3,707,580
Group 1 Automotive, Inc. (b)	121,541	27,283,524
GrowGeneration Corp. (a)(b)	492,598	1,684,685
Guess?, Inc. (b)	267,581	5,043,902
Haverty Furniture Companies, Inc. (b)	125,656	3,787,272
Hibbett, Inc. (b)	109,713	5,960,707
JOANN, Inc. (b)	103,278	178,671
Lands' End, Inc. (a)(b)	131,269	941,199
LL Flooring Holdings, Inc. (a)	241,753	795,367
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	131,578	296,051
MarineMax, Inc. (a)(b)	186,136	5,420,280
Monro, Inc. (b)	268,698	13,133,958
Murphy U.S.A., Inc.	173,355	47,712,497
National Vision Holdings, Inc. (a)(b)	675,844	14,219,758
OneWater Marine, Inc. Class A (a)(b)	98,524	2,601,034
Overstock.com, Inc. (a)(b)	369,390	7,520,780
PetMed Express, Inc. (b)	177,757	2,732,125
Rent the Runway, Inc. Class A (a)(b)	408,880	1,067,177
Revolve Group, Inc. (a)(b)	354,700	7,324,555
RumbleON, Inc. Class B (a)(b)	91,698	623,546
Sally Beauty Holdings, Inc. (a)(b)	920,248	13,095,129
Shoe Carnival, Inc. (b)	147,032	3,418,494
Signet Jewelers Ltd.	385,927	28,396,509
Sleep Number Corp. (a)(b)	183,794	4,144,555
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	154,095	6,860,309
Sportsman's Warehouse Holdings, Inc. (a)	321,092	1,997,192
Stitch Fix, Inc. (a)(b)	742,430	2,531,686
The Aaron's Co., Inc.	262,025	3,498,034
The Buckle, Inc. (b)	260,840	8,745,965
The Cato Corp. Class A (sub. vtg.) (b)	158,820	1,310,265
The Children's Place, Inc. (a)(b)	102,425	3,035,877
The Container Store Group, Inc. (a)	281,450	869,681
The ODP Corp. (a)(b)	343,822	14,856,549
The RealReal, Inc. (a)(b)	761,113	852,447
thredUP, Inc. (a)(b)	505,870	1,335,497
Tile Shop Holdings, Inc. (a)(b)	262,301	1,230,192
Tilly's, Inc. (a)(b)	191,871	1,440,951
Torrid Holdings, Inc. (a)(b)	126,548	432,794
TravelCenters of America LLC (a)	108,641	9,357,249
Upbound Group, Inc. (b)	431,449	11,502,430
Urban Outfitters, Inc. (a)(b)	549,601	14,872,203
Warby Parker, Inc. (a)(b)	721,743	7,599,954
Winmark Corp.	23,710	7,917,243
Zumiez, Inc. (a)(b)	134,642	2,354,215
		515,334,075
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. Class A (a)(b)	819,493	1,024,366
Crocs, Inc. (a)(b)	522,615	64,631,797
Ermenegildo Zegna Holditalia SpA (b)	512,513	6,626,793
Fossil Group, Inc. (a)	406,691	1,366,482
G-III Apparel Group Ltd. (a)(b)	368,112	5,779,358
Kontoor Brands, Inc. (b)	477,864	21,585,117
Movado Group, Inc. (b)	130,325	3,338,927
Oxford Industries, Inc. (b)	128,790	13,289,840
PLBY Group, Inc. (a)(b)	377,227	629,969
Rocky Brands, Inc. (b)	58,900	1,721,058
Steven Madden Ltd.	662,557	23,215,997
Superior Group of Companies, Inc. (b)	94,906	740,267
Unifi, Inc. (a)(b)	120,326	1,056,462
Wolverine World Wide, Inc. (b)	665,953	11,148,053
		156,154,486
TOTAL CONSUMER DISCRETIONARY		2,243,617,732
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Celsius Holdings, Inc. (a)(b)	479,120	45,789,498
Coca-Cola Bottling Co. Consolidated	40,575	23,917,340
Duckhorn Portfolio, Inc. (a)	364,491	5,503,814
MGP Ingredients, Inc. (b)	121,918	12,030,868
National Beverage Corp. (a)(b)	203,830	10,130,351
Primo Water Corp.	1,358,208	20,631,180
The Vita Coco Co., Inc. (a)(b)	241,165	5,221,222
Vintage Wine Estates, Inc. (a)(b)	285,952	383,176
		123,607,449
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	276,968	12,380,470
Chefs' Warehouse Holdings (a)(b)	293,983	9,777,875
HF Foods Group, Inc. (a)(b)	322,185	1,262,965
Ingles Markets, Inc. Class A	122,677	11,291,191
Natural Grocers by Vitamin Cottage, Inc.	82,354	888,600
PriceSmart, Inc. (b)	221,556	16,324,246
Rite Aid Corp. (a)(b)	477,425	1,002,593
SpartanNash Co. (b)	303,363	7,438,461
Sprouts Farmers Market LLC (a)(b)	912,419	31,624,443
United Natural Foods, Inc. (a)(b)	516,566	14,086,755
Village Super Market, Inc. Class A (b)	71,074	1,555,810
Weis Markets, Inc.	142,350	11,742,452
		119,375,861
Food Products - 1.3%
Alico, Inc. (b)	60,553	1,426,629
AppHarvest, Inc. (a)(b)	881,982	409,328
B&G Foods, Inc. Class A (b)	613,910	9,847,116
Benson Hill, Inc. (a)(b)	1,483,966	1,573,004
Beyond Meat, Inc. (a)(b)	529,016	7,162,877
BRC, Inc. Class A (a)(b)	236,224	1,230,727
Cal-Maine Foods, Inc. (b)	328,190	15,589,025
Calavo Growers, Inc.	149,144	4,766,642
Fresh Del Monte Produce, Inc. (b)	261,907	7,519,350
Hostess Brands, Inc. Class A (a)(b)	1,151,269	29,656,689
J&J Snack Foods Corp. (b)	131,192	20,098,614
John B. Sanfilippo & Son, Inc. (b)	76,967	8,000,720
Lancaster Colony Corp.	167,365	34,999,369
Lifecore Biomedical (a)(b)	223,832	951,286
Local Bounti Corp. (a)(b)	552,315	295,489
Mission Produce, Inc. (a)(b)	343,496	3,912,419
Seneca Foods Corp. Class A (a)	44,135	2,100,826
Sovos Brands, Inc. (a)(b)	332,210	5,697,402
SunOpta, Inc. (a)(b)	843,233	7,167,481
Tattooed Chef, Inc. (a)(b)	438,506	675,299
The Hain Celestial Group, Inc. (a)(b)	773,375	13,866,614
The Simply Good Foods Co. (a)	766,714	27,885,388
Tootsie Roll Industries, Inc.	138,467	5,660,531
TreeHouse Foods, Inc. (a)	437,493	23,296,502
Utz Brands, Inc. Class A (b)	568,238	10,745,381
Vital Farms, Inc. (a)(b)	259,304	3,339,836
Whole Earth Brands, Inc. Class A (a)(b)	354,746	851,390
		248,725,934
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	312,937	11,528,599
Central Garden & Pet Co. Class A (non-vtg.) (a)	107,025	3,781,193
Energizer Holdings, Inc. (b)	612,192	20,465,579
WD-40 Co. (b)	117,635	22,397,704
		58,173,075
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	1,149,574	41,373,168
Edgewell Personal Care Co. (b)	442,988	19,345,286
elf Beauty, Inc. (a)(b)	423,722	39,304,453
Herbalife Ltd. (a)(b)	843,515	12,534,633
Inter Parfums, Inc.	154,400	23,436,376
MediFast, Inc. (b)	94,279	8,640,670
Nature's Sunshine Products, Inc. (a)	113,144	1,240,058
Nu Skin Enterprises, Inc. Class A (b)	423,468	16,710,047
The Beauty Health Co. (a)(b)	753,595	8,636,199
The Honest Co., Inc. (a)(b)	567,237	941,613
Thorne HealthTech, Inc. (a)	123,912	546,452
USANA Health Sciences, Inc. (a)	95,391	6,331,101
Veru, Inc. (a)(b)	550,467	699,093
		179,739,149
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	1,370,410	973,539
Turning Point Brands, Inc.	127,706	3,038,126
Universal Corp. (b)	207,535	11,391,596
Vector Group Ltd.	1,236,302	15,750,487
		31,153,748
TOTAL CONSUMER STAPLES		760,775,216
ENERGY - 6.4%
Energy Equipment & Services - 2.0%
Archrock, Inc.	1,162,336	11,960,437
Borr Drilling Ltd. (a)(b)	1,735,541	12,062,010
Bristow Group, Inc. (a)	199,700	4,467,289
Cactus, Inc.	539,285	21,830,257
Championx Corp.	1,725,328	46,721,882
Diamond Offshore Drilling, Inc. (a)	871,049	10,008,353
DMC Global, Inc. (a)(b)	161,267	3,054,397
Dril-Quip, Inc. (a)(b)	290,574	7,926,859
Expro Group Holdings NV (a)(b)	747,816	14,874,060
Helix Energy Solutions Group, Inc. (a)(b)	1,225,475	8,884,694
Helmerich & Payne, Inc. (b)	886,415	29,393,521
Liberty Oilfield Services, Inc. Class A	1,163,115	14,899,503
Nabors Industries Ltd. (a)(b)	77,778	7,757,578
Newpark Resources, Inc. (a)	724,590	2,898,360
Nextier Oilfield Solutions, Inc. (a)(b)	1,517,013	12,257,465
Noble Corp. PLC (b)	726,013	27,915,200
Oceaneering International, Inc. (a)	860,349	15,253,988
Oil States International, Inc. (a)	541,315	3,810,858
Patterson-UTI Energy, Inc.	1,849,376	20,694,517
ProFrac Holding Corp. (b)	205,182	2,298,038
ProPetro Holding Corp. (a)(b)	751,583	5,215,986
RPC, Inc.	644,705	4,764,370
Select Energy Services, Inc. Class A	616,661	4,581,791
Solaris Oilfield Infrastructure, Inc. Class A	280,020	2,150,554
TETRA Technologies, Inc. (a)	1,068,745	3,045,923
Tidewater, Inc. (a)	401,470	18,078,194
U.S. Silica Holdings, Inc. (a)(b)	639,950	8,351,348
Valaris Ltd. (a)(b)	524,246	31,454,760
Weatherford International PLC (a)(b)	607,800	39,282,114
		395,894,306
Oil, Gas & Consumable Fuels - 4.4%
Aemetis, Inc. (a)(b)	252,258	560,013
Alto Ingredients, Inc. (a)	625,571	819,498
Amplify Energy Corp. (a)(b)	305,413	2,110,404
Arch Resources, Inc. (b)	127,956	15,642,621
Ardmore Shipping Corp.	352,780	5,182,338
Battalion Oil Corp. (a)(b)	10,152	71,470
Berry Corp.	667,893	5,102,703
California Resources Corp.	636,900	25,794,450
Callon Petroleum Co. (a)(b)	424,590	14,070,913
Centrus Energy Corp. Class A (a)	91,529	2,681,800
Chord Energy Corp.	358,522	51,028,436
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	577,475
warrants 9/1/25 (a)	14,729	217,253
Civitas Resources, Inc. (b)	637,328	44,007,498
Clean Energy Fuels Corp. (a)(b)	1,459,163	6,230,626
CNX Resources Corp. (a)(b)	1,442,726	22,405,535
Comstock Resources, Inc. (b)	792,856	9,117,844
CONSOL Energy, Inc.	296,216	17,577,457
Crescent Energy, Inc. Class A (b)	343,849	3,995,525
CVR Energy, Inc.	254,660	6,707,744
Delek U.S. Holdings, Inc. (b)	596,624	12,976,572
Denbury, Inc. (a)	431,243	40,269,471
DHT Holdings, Inc.	1,178,554	11,184,477
Dorian LPG Ltd.	262,247	5,827,128
Earthstone Energy, Inc. (a)(b)	378,960	5,138,698
Empire Petroleum Corp. (a)(b)	87,178	945,881
Energy Fuels, Inc. (a)(b)	1,344,737	7,678,448
Equitrans Midstream Corp.	3,541,475	18,238,596
Excelerate Energy, Inc.	158,323	3,403,945
FLEX LNG Ltd. (b)	249,652	8,590,525
Frontline PLC (NY Shares)	1,074,604	16,624,124
Gevo, Inc. (a)(b)	1,645,868	1,909,207
Golar LNG Ltd. (a)	867,388	19,689,708
Green Plains, Inc. (a)(b)	462,526	15,804,513
Gulfport Energy Corp. (a)(b)	94,357	8,535,534
HighPeak Energy, Inc. (b)	61,116	1,207,652
International Seaways, Inc. (b)	419,443	16,702,220
Kinetik Holdings, Inc.	145,553	4,483,032
Kosmos Energy Ltd. (a)(b)	3,888,932	24,889,165
Magnolia Oil & Gas Corp. Class A	1,502,564	31,734,152
Matador Resources Co.	970,536	47,585,380
Murphy Oil Corp.	1,269,236	46,593,654
NACCO Industries, Inc. Class A (b)	35,168	1,270,268
Nextdecade Corp. (a)(b)	310,325	1,933,325
Nordic American Tanker Shipping Ltd.	1,770,985	6,251,577
Northern Oil & Gas, Inc. (b)	569,565	18,892,471
Par Pacific Holdings, Inc. (a)	419,179	9,821,364
PBF Energy, Inc. Class A	1,019,947	35,555,352
Peabody Energy Corp. (b)	1,014,120	24,359,162
Permian Resource Corp. Class A (b)	2,027,904	21,191,597
Ranger Oil Corp.	164,835	6,791,202
Rex American Resources Corp. (a)	132,544	3,749,670
Riley Exploration Permian, Inc. (b)	92,850	3,900,629
Ring Energy, Inc. (a)(b)	810,944	1,467,809
SandRidge Energy, Inc. (a)	273,347	3,873,327
Scorpio Tankers, Inc.	404,903	21,156,182
SFL Corp. Ltd. (b)	985,786	8,960,795
SilverBow Resources, Inc. (a)(b)	101,893	2,430,148
Sitio Royalties Corp. (b)	613,963	15,588,521
SM Energy Co. (b)	1,043,805	29,310,044
Talos Energy, Inc. (a)	603,947	8,231,798
Teekay Corp. (a)	580,092	3,277,520
Teekay Tankers Ltd. (a)	196,124	7,941,061
Tellurian, Inc. (a)(b)	4,406,083	6,256,638
Ur-Energy, Inc. (a)(b)	1,755,034	1,637,622
Uranium Energy Corp. (a)(b)	3,081,071	8,041,595
VAALCO Energy, Inc. (b)	919,558	3,935,708
Vertex Energy, Inc. (a)(b)	468,397	3,700,336
Vital Energy, Inc. (a)(b)	143,139	6,660,258
W&T Offshore, Inc. (a)(b)	814,720	3,560,326
World Fuel Services Corp.	526,208	12,439,557
		866,099,547
TOTAL ENERGY		1,261,993,853
FINANCIALS - 15.6%
Banks - 8.0%
1st Source Corp.	138,477	5,771,721
ACNB Corp. (b)	70,142	2,127,407
Amalgamated Financial Corp.	153,039	2,491,475
Amerant Bancorp, Inc. Class A	240,069	4,465,283
American National Bankshares, Inc. (b)	88,243	2,549,340
Ameris Bancorp	569,842	19,089,707
Arrow Financial Corp.	120,881	2,609,821
Associated Banc-Corp.	1,285,187	22,914,884
Atlantic Union Bankshares Corp.	644,317	18,440,353
Axos Financial, Inc. (a)	494,478	20,110,420
Banc of California, Inc.	448,280	5,087,978
BancFirst Corp. (b)	169,432	13,535,922
Bancorp, Inc., Delaware (a)(b)	470,989	15,029,259
Bank First National Corp. (b)	66,340	4,536,993
Bank of Marin Bancorp	136,834	2,412,383
BankUnited, Inc.	652,399	14,711,597
Bankwell Financial Group, Inc.	47,217	1,098,267
Banner Corp.	295,155	14,734,138
Bar Harbor Bankshares	126,545	3,138,316
BayCom Corp.	101,817	1,698,308
BCB Bancorp, Inc.	123,363	1,455,683
Berkshire Hills Bancorp, Inc.	366,288	7,790,946
Blue Foundry Bancorp (a)(b)	209,487	2,015,265
Blue Ridge Bankshares, Inc.	150,392	1,454,291
Bridgewater Bancshares, Inc. (a)	174,741	1,738,673
Brookline Bancorp, Inc., Delaware	736,032	7,021,745
Business First Bancshares, Inc.	205,897	3,174,932
Byline Bancorp, Inc.	210,137	4,066,151
Cadence Bank	1,565,638	31,657,200
Cambridge Bancorp	59,965	3,097,192
Camden National Corp.	123,421	3,943,301
Capital Bancorp, Inc.	75,637	1,274,483
Capital City Bank Group, Inc.	115,989	3,533,025
Capitol Federal Financial, Inc.	1,091,488	6,767,226
Capstar Financial Holdings, Inc.	175,445	2,347,454
Carter Bankshares, Inc. (a)	200,244	2,573,135
Cathay General Bancorp	602,022	19,186,441
Central Pacific Financial Corp.	236,598	3,757,176
Citizens & Northern Corp.	129,752	2,478,263
City Holding Co.	126,341	11,521,036
Civista Bancshares, Inc.	130,692	2,074,082
CNB Financial Corp., Pennsylvania	174,605	3,275,590
Coastal Financial Corp. of Washington (a)	93,428	3,386,765
Colony Bankcorp, Inc.	137,343	1,356,949
Columbia Financial, Inc. (a)(b)	288,106	4,834,419
Community Bank System, Inc.	460,463	23,004,731
Community Trust Bancorp, Inc.	134,472	4,842,337
ConnectOne Bancorp, Inc.	321,705	5,076,505
CrossFirst Bankshares, Inc. (a)	385,460	3,866,164
Customers Bancorp, Inc. (a)	265,949	5,808,326
CVB Financial Corp.	1,152,352	17,250,709
Dime Community Bancshares, Inc.	284,778	5,866,427
Eagle Bancorp, Inc.	267,219	6,707,197
Eastern Bankshares, Inc. (b)	1,331,843	15,515,971
Enterprise Bancorp, Inc.	79,241	2,285,310
Enterprise Financial Services Corp.	304,341	13,013,621
Equity Bancshares, Inc.	128,356	3,022,784
Esquire Financial Holdings, Inc.	61,714	2,385,863
Farmers & Merchants Bancorp, Inc. (b)	108,093	2,464,520
Farmers National Banc Corp. (b)	305,547	3,571,844
FB Financial Corp.	308,364	9,075,153
Financial Institutions, Inc.	130,721	2,285,003
First Bancorp, North Carolina	331,095	10,191,104
First Bancorp, Puerto Rico	1,560,723	18,338,495
First Bancshares, Inc.	213,916	5,369,292
First Bank Hamilton New Jersey	135,367	1,314,414
First Busey Corp.	443,413	8,061,248
First Business Finance Services, Inc.	66,876	1,918,672
First Commonwealth Financial Corp.	880,186	10,984,721
First Community Bankshares, Inc.	133,915	3,134,950
First Financial Bancorp, Ohio	802,082	16,603,097
First Financial Bankshares, Inc.	1,120,618	32,789,283
First Financial Corp., Indiana	93,257	3,222,029
First Foundation, Inc.	445,565	2,802,604
First Guaranty Bancshares, Inc. (b)	52,192	709,289
First Internet Bancorp	74,475	1,095,527
First Interstate Bancsystem, Inc.	773,562	19,795,452
First Merchants Corp.	494,077	14,417,167
First Mid-Illinois Bancshares, Inc.	161,048	4,245,225
First of Long Island Corp.	186,750	2,184,975
First Western Financial, Inc. (a)(b)	65,135	1,156,798
Five Star Bancorp	109,112	2,319,721
Flushing Financial Corp.	242,756	2,920,355
Fulton Financial Corp.	1,394,514	16,636,552
FVCBankcorp, Inc. (a)(b)	122,722	1,179,358
German American Bancorp, Inc.	238,383	6,929,794
Glacier Bancorp, Inc.	958,889	31,863,881
Great Southern Bancorp, Inc.	78,382	3,988,076
Greene County Bancorp, Inc.	59,702	1,226,876
Guaranty Bancshares, Inc. Texas	68,932	1,661,951
Hancock Whitney Corp.	743,045	27,136,003
Hanmi Financial Corp.	264,929	4,281,253
HarborOne Bancorp, Inc. (b)	372,855	4,008,191
HBT Financial, Inc.	103,538	1,826,410
Heartland Financial U.S.A., Inc.	353,510	11,510,286
Heritage Commerce Corp.	523,427	4,449,130
Heritage Financial Corp., Washington	299,205	5,269,000
Hilltop Holdings, Inc.	426,325	13,224,602
Hingham Institution for Savings	12,666	2,464,297
Home Bancorp, Inc.	61,204	1,917,521
Home Bancshares, Inc. (b)	1,615,637	35,172,417
HomeStreet, Inc.	157,956	1,541,651
HomeTrust Bancshares, Inc.	123,456	2,576,527
Hope Bancorp, Inc.	1,000,302	9,102,748
Horizon Bancorp, Inc. Indiana	354,911	3,737,213
Independent Bank Corp. (b)	395,417	22,143,352
Independent Bank Corp.	174,472	3,109,091
Independent Bank Group, Inc.	308,931	11,238,910
International Bancshares Corp.	460,848	19,664,384
John Marshall Bankcorp, Inc. (b)	97,865	1,783,100
Kearny Financial Corp.	513,943	4,003,616
Lakeland Bancorp, Inc.	532,930	7,642,216
Lakeland Financial Corp.	211,364	10,709,814
Live Oak Bancshares, Inc. (b)	285,064	6,716,108
Luther Burbank Corp.	121,888	1,101,868
Macatawa Bank Corp.	219,030	2,047,931
Mercantile Bank Corp.	132,614	3,721,149
Metrocity Bankshares, Inc.	158,907	2,598,129
Metropolitan Bank Holding Corp. (a)	89,961	2,886,848
Mid Penn Bancorp, Inc.	121,823	2,755,636
Midland States Bancorp, Inc.	184,666	3,693,320
MidWestOne Financial Group, Inc.	120,321	2,490,645
MVB Financial Corp.	90,056	1,643,522
National Bank Holdings Corp.	251,991	8,013,314
NBT Bancorp, Inc.	360,426	11,620,134
Nicolet Bankshares, Inc. (a)(b)	105,306	6,035,087
Northeast Bank	55,930	2,061,021
Northfield Bancorp, Inc.	364,469	3,797,767
Northwest Bancshares, Inc.	1,048,296	12,254,580
OceanFirst Financial Corp.	501,726	8,027,616
OFG Bancorp	400,998	10,253,519
Old National Bancorp, Indiana	2,528,729	33,910,256
Old Second Bancorp, Inc.	368,745	4,531,876
Origin Bancorp, Inc.	193,008	5,680,225
Orrstown Financial Services, Inc.	85,781	1,644,422
Pacific Premier Bancorp, Inc.	814,983	18,125,222
Park National Corp. (b)	123,517	13,379,361
Parke Bancorp, Inc. (b)	84,181	1,447,071
Pathward Financial, Inc.	234,588	10,446,204
PCB Bancorp	98,869	1,366,370
Peapack-Gladstone Financial Corp.	145,513	3,864,825
Peoples Bancorp, Inc.	280,608	7,312,644
Peoples Financial Services Corp.	59,076	2,383,717
Pioneer Bancorp, Inc. (a)(b)	89,011	785,077
Preferred Bank, Los Angeles	115,620	5,559,010
Premier Financial Corp.	310,928	5,164,514
Primis Financial Corp.	177,762	1,573,194
Provident Bancorp, Inc.	129,271	882,921
Provident Financial Services, Inc.	631,515	11,038,882
QCR Holdings, Inc.	135,774	5,621,044
RBB Bancorp	121,468	1,511,062
Red River Bancshares, Inc.	36,694	1,687,924
Renasant Corp.	469,187	13,193,538
Republic Bancorp, Inc., Kentucky Class A	73,255	2,878,922
Republic First Bancorp, Inc. (a)(b)	535,790	659,022
S&T Bancorp, Inc.	336,120	9,253,384
Sandy Spring Bancorp, Inc.	377,903	8,495,259
Seacoast Banking Corp., Florida	625,178	13,872,700
ServisFirst Bancshares, Inc.	433,114	21,872,257
Shore Bancshares, Inc.	153,203	2,034,536
Sierra Bancorp	114,685	1,879,687
Simmons First National Corp. Class A	1,049,962	17,544,865
SmartFinancial, Inc.	132,394	2,851,767
South Plains Financial, Inc.	82,834	1,700,582
Southern First Bancshares, Inc. (a)	63,825	1,760,294
Southern Missouri Bancorp, Inc.	67,314	2,442,152
Southside Bancshares, Inc. (b)	257,534	8,171,554
Southstate Corp.	646,858	44,620,265
Stellar Bancorp, Inc.	393,584	9,028,817
Sterling Bancorp, Inc. (a)(b)	126,440	685,305
Stock Yards Bancorp, Inc.	247,469	12,026,993
Summit Financial Group, Inc. (b)	94,008	1,826,575
Texas Capital Bancshares, Inc. (a)	415,603	20,884,051
The Bank of NT Butterfield & Son Ltd.	432,025	11,116,003
The First Bancorp, Inc.	83,354	2,058,844
Third Coast Bancshares, Inc. (a)(b)	108,946	1,518,707
Tompkins Financial Corp.	119,603	7,011,128
TowneBank	592,821	14,043,929
Trico Bancshares	268,927	9,630,276
Triumph Bancorp, Inc. (a)	197,814	10,278,415
Trustco Bank Corp., New York	161,087	4,806,836
Trustmark Corp.	524,873	12,539,216
UMB Financial Corp.	380,056	24,175,362
United Bankshares, Inc., West Virginia	1,123,203	37,211,715
United Community Bank, Inc.	918,195	22,863,056
Unity Bancorp, Inc. (b)	56,727	1,313,230
Univest Corp. of Pennsylvania	248,508	4,999,981
USCB Financial Holdings, Inc. (a)(b)	93,747	892,471
Valley National Bancorp	3,717,642	34,871,482
Veritex Holdings, Inc.	456,638	7,858,740
Washington Federal, Inc.	558,084	15,648,675
Washington Trust Bancorp, Inc.	147,902	4,157,525
WesBanco, Inc.	490,364	13,053,490
West Bancorp., Inc.	138,931	2,393,781
Westamerica Bancorp.	225,678	9,142,216
WSFS Financial Corp.	527,926	18,567,157
		1,571,418,873
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc. (b)	519,446	18,009,193
Assetmark Financial Holdings, Inc. (a)	184,503	5,660,552
Associated Capital Group, Inc. (b)	10,985	410,070
Avantax, Inc. (a)(b)	408,967	10,375,493
B. Riley Financial, Inc. (b)	181,979	5,732,339
Bakkt Holdings, Inc. Class A (a)(b)	502,321	678,133
BGC Partners, Inc. Class A	2,711,425	12,282,755
BrightSphere Investment Group, Inc.	272,758	6,158,876
Cohen & Steers, Inc. (b)	219,048	13,156,023
Diamond Hill Investment Group, Inc.	24,895	4,035,977
Donnelley Financial Solutions, Inc. (a)(b)	217,691	9,415,136
Federated Hermes, Inc.	733,682	30,367,098
Focus Financial Partners, Inc. Class A (a)	498,764	25,905,802
GCM Grosvenor, Inc. Class A (b)	358,335	2,891,763
Hamilton Lane, Inc. Class A (b)	310,238	22,858,336
Houlihan Lokey	437,571	39,985,238
MarketWise, Inc. Class A (a)(b)	130,927	240,906
Moelis & Co. Class A	550,750	20,862,410
Open Lending Corp. (a)	914,848	6,431,381
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	66,811	2,498,063
Perella Weinberg Partners Class A	315,467	2,492,189
Piper Jaffray Companies	150,147	20,335,910
PJT Partners, Inc.	203,588	14,000,747
Sculptor Capital Management, Inc. Class A (b)	216,314	1,801,896
Silvercrest Asset Management Group Class A (b)	84,766	1,587,667
StepStone Group, Inc. Class A	474,946	10,463,060
StoneX Group, Inc. (a)(b)	150,841	14,792,977
Value Line, Inc.	7,370	337,546
Victory Capital Holdings, Inc.	139,140	4,249,336
Virtus Investment Partners, Inc.	59,753	10,887,594
WisdomTree Investments, Inc.	1,160,711	7,242,837
		326,147,303
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)(b)	38,309	1,117,090
Bread Financial Holdings, Inc.	432,050	11,924,580
Consumer Portfolio Services, Inc. (a)(b)	76,821	799,707
CURO Group Holdings Corp. (b)	183,242	293,187
Encore Capital Group, Inc. (a)(b)	199,092	10,229,347
Enova International, Inc. (a)	265,095	11,642,972
EZCORP, Inc. (non-vtg.) Class A (a)(b)	423,058	3,642,529
FirstCash Holdings, Inc.	324,468	33,429,938
Green Dot Corp. Class A (a)(b)	408,557	7,023,095
LendingClub Corp. (a)	922,647	6,624,605
LendingTree, Inc. (a)	90,579	2,158,498
MoneyLion, Inc. (a)(b)	41,317	384,248
Navient Corp. (b)	873,350	14,445,209
Nelnet, Inc. Class A (b)	123,506	11,893,628
NerdWallet, Inc. (a)(b)	225,520	3,060,306
Oportun Financial Corp. (a)(b)	245,797	1,000,394
OppFi, Inc. Class A (a)(b)	102,415	194,589
PRA Group, Inc. (a)(b)	330,148	11,974,468
PROG Holdings, Inc. (a)	430,664	13,018,973
Regional Management Corp.	67,322	1,801,537
Sunlight Financial Holdings, Inc. Class A (a)(b)	200,338	89,551
World Acceptance Corp. (a)(b)	33,868	3,417,281
		150,165,732
Financial Services - 1.9%
A-Mark Precious Metals, Inc. (b)	158,775	5,684,145
Alerus Financial Corp. (b)	132,284	1,903,567
AvidXchange Holdings, Inc. (a)	1,263,184	9,385,457
Banco Latinoamericano de Comer Series E	234,750	4,225,500
Cannae Holdings, Inc. (a)	594,932	10,851,560
Cantaloupe, Inc. (a)(b)	495,141	2,728,227
Cass Information Systems, Inc.	116,045	4,244,926
Compass Diversified Holdings	540,518	10,302,273
Enact Holdings, Inc.	257,843	6,224,330
Essent Group Ltd.	908,020	38,563,609
EVERTEC, Inc.	526,917	18,278,751
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (b)	77,323	10,306,383
Finance of America Companies, Inc. (a)(b)	335,096	546,206
Flywire Corp. (a)	492,991	14,380,547
Home Point Capital, Inc. (b)	61,463	121,082
i3 Verticals, Inc. Class A (a)(b)	200,576	4,663,392
International Money Express, Inc. (a)	272,431	7,023,271
Jackson Financial, Inc. (b)	646,911	23,295,265
Marqeta, Inc. Class A (a)	3,744,882	15,166,772
Merchants Bancorp	135,744	3,149,261
MoneyGram International, Inc. (a)	788,149	8,007,594
Mr. Cooper Group, Inc. (a)	596,537	27,619,663
NMI Holdings, Inc. (a)	706,899	16,541,437
Payoneer Global, Inc. (a)(b)	1,903,396	10,392,542
Paysafe Ltd. (a)(b)	243,008	3,489,595
PennyMac Financial Services, Inc.	230,445	14,400,508
Priority Technology Holdings, Inc. (a)(b)	152,585	489,798
Radian Group, Inc. (b)	1,357,040	32,935,361
Remitly Global, Inc. (a)	863,677	14,509,774
Repay Holdings Corp. (a)(b)	761,576	4,775,082
StoneCo Ltd. Class A (a)(b)	2,390,202	29,447,289
SWK Holdings Corp. (a)(b)	26,493	464,422
Velocity Financial, Inc. (a)	68,778	627,255
Walker & Dunlop, Inc.	266,085	17,910,181
Waterstone Financial, Inc.	160,354	2,220,903
		374,875,928
Insurance - 2.2%
AMBAC Financial Group, Inc. (a)	376,545	6,005,893
American Equity Investment Life Holding Co. (b)	610,253	23,519,151
Amerisafe, Inc. (b)	163,971	9,124,986
Argo Group International Holdings, Ltd.	272,942	8,027,224
Bright Health Group, Inc. (a)(b)	1,622,194	260,687
BRP Group, Inc. (a)(b)	526,017	13,250,368
CNO Financial Group, Inc.	980,673	22,006,302
Crawford & Co. Class A	133,067	1,201,595
Donegal Group, Inc. Class A	130,615	1,839,059
eHealth, Inc. (a)	212,850	1,277,100
Employers Holdings, Inc.	233,344	9,238,089
Enstar Group Ltd. (a)(b)	96,112	23,124,547
Genworth Financial, Inc. Class A (a)	4,252,367	24,706,252
Goosehead Insurance (a)(b)	164,212	9,442,190
Greenlight Capital Re, Ltd. (a)	225,771	2,208,040
HCI Group, Inc. (b)	53,977	2,734,475
Hippo Holdings, Inc. (a)(b)	148,673	2,711,796
Horace Mann Educators Corp. (b)	354,889	11,100,928
Investors Title Co.	10,987	1,634,646
James River Group Holdings Ltd.	316,756	6,167,239
Kinsale Capital Group, Inc. (b)	186,789	61,025,834
Lemonade, Inc. (a)(b)	409,538	4,439,392
MBIA, Inc. (a)(b)	413,133	4,156,118
Mercury General Corp.	232,093	7,057,948
National Western Life Group, Inc. (b)	19,434	4,955,281
NI Holdings, Inc. (a)	66,359	895,183
Oscar Health, Inc. (a)	1,044,550	7,029,822
Palomar Holdings, Inc. (a)(b)	210,612	10,585,359
ProAssurance Corp.	467,502	8,396,336
RLI Corp. (b)	336,491	46,789,074
Root, Inc. (a)(b)	69,930	300,000
Safety Insurance Group, Inc.	123,329	9,014,117
Selective Insurance Group, Inc.	514,313	49,543,771
Selectquote, Inc. (a)(b)	1,163,564	1,233,378
Siriuspoint Ltd. (a)	796,153	6,918,570
Skyward Specialty Insurance Group, Inc. (b)	88,053	1,882,573
Stewart Information Services Corp. (b)	232,313	9,675,836
Tiptree, Inc. (b)	210,579	2,899,673
Trupanion, Inc. (a)(b)	336,845	11,826,628
United Fire Group, Inc. (b)	184,743	4,969,587
Universal Insurance Holdings, Inc.	222,776	3,435,206
		436,610,253
Mortgage Real Estate Investment Trusts - 1.1%
Angel Oak Mortgage (REIT), Inc. (b)	110,254	852,263
Apollo Commercial Real Estate Finance, Inc.	1,230,945	12,457,163
Arbor Realty Trust, Inc. (b)	1,434,984	16,459,266
Ares Commercial Real Estate Corp.	486,241	4,186,535
Armour Residential REIT, Inc. (b)	1,406,896	7,175,170
Blackstone Mortgage Trust, Inc. (b)	1,501,436	27,386,193
BrightSpire Capital, Inc.	835,065	4,759,871
Broadmark Realty Capital, Inc.	1,151,306	5,652,912
Chimera Investment Corp.	2,012,180	11,429,182
Claros Mortgage Trust, Inc. (b)	795,430	9,513,343
Dynex Capital, Inc.	458,073	5,432,746
Ellington Financial LLC	550,339	7,027,829
Franklin BSP Realty Trust, Inc. (b)	718,099	9,069,590
Granite Point Mortgage Trust, Inc.	466,353	2,084,598
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	752,057	21,343,378
Invesco Mortgage Capital, Inc.	306,878	3,255,976
KKR Real Estate Finance Trust, Inc. (b)	504,847	5,422,057
Ladder Capital Corp. Class A	983,870	9,199,185
MFA Financial, Inc.	889,488	9,508,627
New York Mortgage Trust, Inc.	802,403	8,248,703
Nexpoint Real Estate Finance, Inc.	71,024	988,654
Orchid Island Capital, Inc.	317,880	3,401,316
PennyMac Mortgage Investment Trust	767,943	9,545,531
Ready Capital Corp.	637,699	6,842,510
Redwood Trust, Inc.	981,922	6,166,470
TPG RE Finance Trust, Inc.	599,270	4,272,795
Two Harbors Investment Corp.	842,623	11,737,738
		223,419,601
TOTAL FINANCIALS		3,082,637,690
HEALTH CARE - 17.0%
Biotechnology - 7.3%
2seventy bio, Inc. (a)(b)	323,954	3,080,803
4D Molecular Therapeutics, Inc. (a)(b)	258,938	4,663,473
Aadi Bioscience, Inc. (a)(b)	123,721	960,075
Absci Corp. (a)(b)	453,775	598,983
ACADIA Pharmaceuticals, Inc. (a)	1,036,220	22,102,573
Acrivon Therapeutics, Inc. (b)	74,921	922,278
Adicet Bio, Inc. (a)(b)	261,443	1,526,827
ADMA Biologics, Inc. (a)(b)	1,796,259	6,017,468
Aerovate Therapeutics, Inc. (a)(b)	78,354	1,643,083
Affimed NV (a)(b)	1,223,676	1,101,308
Agenus, Inc. (a)(b)	2,613,843	3,946,903
Agios Pharmaceuticals, Inc. (a)(b)	468,625	10,717,454
Akero Therapeutics, Inc. (a)	299,992	13,421,642
Alector, Inc. (a)(b)	535,434	3,533,864
Alkermes PLC (a)	1,403,400	40,067,070
Allogene Therapeutics, Inc. (a)(b)	688,697	3,739,625
Allovir, Inc. (a)(b)	267,945	921,731
Alpine Immune Sciences, Inc. (a)(b)	206,869	1,549,449
ALX Oncology Holdings, Inc. (a)(b)	181,220	1,076,447
Amicus Therapeutics, Inc. (a)	2,374,163	27,397,841
AnaptysBio, Inc. (a)(b)	174,075	3,624,242
Anavex Life Sciences Corp. (a)(b)	599,755	4,882,006
Anika Therapeutics, Inc. (a)	124,391	3,191,873
Apellis Pharmaceuticals, Inc. (a)(b)	807,951	67,407,352
Arbutus Biopharma Corp. (a)(b)	972,916	2,442,019
Arcellx, Inc. (a)(b)	254,009	10,841,104
Arcturus Therapeutics Holdings, Inc. (a)(b)	199,769	5,317,851
Arcus Biosciences, Inc. (a)(b)	442,827	7,904,462
Arcutis Biotherapeutics, Inc. (a)(b)	357,920	4,953,613
Arrowhead Pharmaceuticals, Inc. (a)	887,761	31,435,617
Atara Biotherapeutics, Inc. (a)(b)	815,870	2,211,008
Aura Biosciences, Inc. (a)(b)	202,436	1,830,021
Aurinia Pharmaceuticals, Inc. (a)(b)	1,157,354	13,020,233
Avid Bioservices, Inc. (a)(b)	527,143	9,514,931
Avidity Biosciences, Inc. (a)(b)	562,251	6,971,912
Beam Therapeutics, Inc. (a)(b)	548,616	16,847,997
BioCryst Pharmaceuticals, Inc. (a)(b)	1,596,524	12,149,548
Biohaven Ltd. (b)	544,482	7,121,825
BioXcel Therapeutics, Inc. (a)(b)	162,923	3,359,472
bluebird bio, Inc. (a)(b)	883,689	3,844,047
Blueprint Medicines Corp. (a)(b)	515,012	26,291,363
BridgeBio Pharma, Inc. (a)(b)	912,132	13,244,157
C4 Therapeutics, Inc. (a)(b)	362,783	1,095,605
CareDx, Inc. (a)(b)	441,933	3,575,238
Caribou Biosciences, Inc. (a)(b)	482,434	2,074,466
Catalyst Pharmaceutical Partners, Inc. (a)(b)	837,270	13,329,338
Celldex Therapeutics, Inc. (a)(b)	394,913	12,416,065
Celularity, Inc. Class A (a)(b)	532,502	314,442
Century Therapeutics, Inc. (a)(b)	177,240	554,761
Cerevel Therapeutics Holdings (a)(b)	493,112	14,319,972
Chimerix, Inc. (a)	721,541	836,988
Chinook Therapeutics, Inc. (a)	434,767	8,699,688
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cogent Biosciences, Inc. (a)(b)	551,430	5,933,387
Coherus BioSciences, Inc. (a)(b)	636,289	4,600,369
Crinetics Pharmaceuticals, Inc. (a)	453,461	8,860,628
CTI BioPharma Corp. (a)(b)	865,960	4,208,566
Cullinan Oncology, Inc. (a)	226,526	2,204,098
Cytokinetics, Inc. (a)(b)	707,283	26,452,384
Day One Biopharmaceuticals, Inc. (a)(b)	236,938	2,938,031
Deciphera Pharmaceuticals, Inc. (a)(b)	445,307	6,327,812
Denali Therapeutics, Inc. (a)(b)	937,802	23,295,002
Design Therapeutics, Inc. (a)(b)	288,053	1,857,942
Dynavax Technologies Corp. (a)(b)	1,031,294	10,735,771
Dyne Therapeutics, Inc. (a)(b)	271,127	2,808,876
Eagle Pharmaceuticals, Inc. (a)(b)	89,225	2,505,438
Editas Medicine, Inc. (a)(b)	599,503	4,891,944
Eiger Biopharmaceuticals, Inc. (a)(b)	360,981	371,810
Emergent BioSolutions, Inc. (a)(b)	434,232	3,834,269
Enanta Pharmaceuticals, Inc. (a)	171,722	6,104,717
Enochian Biosciences, Inc. (a)(b)	145,286	165,626
EQRx, Inc. (a)(b)	1,730,216	2,906,763
Erasca, Inc. (a)(b)	615,532	1,698,868
Fate Therapeutics, Inc. (a)(b)	724,346	4,396,780
FibroGen, Inc. (a)	753,533	12,900,485
Foghorn Therapeutics, Inc. (a)(b)	167,572	1,092,569
Generation Bio Co. (a)(b)	414,190	2,037,815
Geron Corp. (a)(b)	3,676,286	9,043,664
Gossamer Bio, Inc. (a)(b)	548,316	707,328
GreenLight Biosciences Holdings PBC Class A (a)(b)	732,005	233,144
Halozyme Therapeutics, Inc. (a)(b)	1,147,214	36,859,986
Heron Therapeutics, Inc. (a)(b)	881,971	2,107,911
HilleVax, Inc. (b)	149,398	2,091,572
Humacyte, Inc. Class A (a)(b)	505,796	1,638,779
Icosavax, Inc. (a)(b)	191,438	1,054,823
Ideaya Biosciences, Inc. (a)	381,116	6,959,178
IGM Biosciences, Inc. (a)(b)	90,844	983,841
ImmunityBio, Inc. (a)(b)	700,659	1,961,845
ImmunoGen, Inc. (a)(b)	1,871,520	10,087,493
Immunovant, Inc. (a)	382,223	6,169,079
Inhibrx, Inc. (a)(b)	280,498	5,890,458
Inovio Pharmaceuticals, Inc. (a)(b)	2,087,460	1,612,563
Insmed, Inc. (a)(b)	1,163,642	22,691,019
Instil Bio, Inc. (a)(b)	578,902	378,312
Intellia Therapeutics, Inc. (a)(b)	715,117	26,995,667
Intercept Pharmaceuticals, Inc. (a)(b)	211,484	3,662,903
Invivyd, Inc. (a)(b)	440,429	484,472
Iovance Biotherapeutics, Inc. (a)	1,300,793	7,336,473
Ironwood Pharmaceuticals, Inc. Class A (a)	1,175,506	12,237,017
iTeos Therapeutics, Inc. (a)	203,565	2,796,983
Iveric Bio, Inc. (a)	1,176,420	38,692,454
Janux Therapeutics, Inc. (a)(b)	149,464	2,289,788
Jounce Therapeutics, Inc. (a)	360,116	695,024
Kalvista Pharmaceuticals, Inc. (a)(b)	210,669	1,797,007
Karuna Therapeutics, Inc. (a)(b)	279,142	55,392,938
Karyopharm Therapeutics, Inc. (a)(b)	667,395	2,389,274
Keros Therapeutics, Inc. (a)(b)	165,971	7,361,644
Kezar Life Sciences, Inc. (a)	449,530	1,092,358
Kiniksa Pharmaceuticals Ltd. (a)(b)	270,421	2,907,026
Kinnate Biopharma, Inc. (a)(b)	250,354	633,396
Kodiak Sciences, Inc. (a)(b)	280,098	1,226,829
Kronos Bio, Inc. (a)(b)	314,484	518,899
Krystal Biotech, Inc. (a)(b)	183,439	15,408,876
Kura Oncology, Inc. (a)	560,341	5,457,721
Kymera Therapeutics, Inc. (a)(b)	326,302	10,291,565
Lexicon Pharmaceuticals, Inc. (a)(b)	702,578	1,679,161
Lyell Immunopharma, Inc. (a)(b)	1,498,578	3,042,113
Macrogenics, Inc. (a)(b)	521,693	3,594,465
Madrigal Pharmaceuticals, Inc. (a)(b)	109,609	34,198,008
MannKind Corp. (a)(b)	2,182,060	8,400,931
MeiraGTx Holdings PLC (a)(b)	285,531	1,527,591
Mersana Therapeutics, Inc. (a)	800,196	3,504,858
MiMedx Group, Inc. (a)(b)	970,679	3,717,701
Mineralys Therapeutics, Inc. (b)	101,495	1,365,108
MiNK Therapeutics, Inc. (a)	38,161	68,308
Mirum Pharmaceuticals, Inc. (a)(b)	160,147	4,299,947
Monte Rosa Therapeutics, Inc. (a)(b)	253,916	1,152,779
Morphic Holding, Inc. (a)(b)	221,695	10,477,306
Myriad Genetics, Inc. (a)(b)	684,961	14,582,820
Nkarta, Inc. (a)(b)	285,538	1,413,413
Nurix Therapeutics, Inc. (a)(b)	410,651	3,954,569
Nuvalent, Inc. Class A (a)(b)	172,729	6,112,879
Ocugen, Inc. (a)(b)	1,847,103	1,318,093
Omniab, Inc. (b)(c)	45,323	108,775
Omniab, Inc. (b)(c)	45,323	101,977
Oncternal Therapeutics, Inc. rights (a)(b)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)	625,991	1,283,282
Outlook Therapeutics, Inc. (a)(b)	1,315,073	1,380,827
Pardes Biosciences, Inc. (a)(b)	293,640	569,662
PepGen, Inc. (b)	125,534	1,894,308
PMV Pharmaceuticals, Inc. (a)(b)	321,187	1,480,672
Point Biopharma Global, Inc. (a)(b)	748,173	5,790,859
Praxis Precision Medicines, Inc. (a)(b)	393,828	409,581
Precigen, Inc. (a)(b)	1,036,492	1,254,155
Prime Medicine, Inc. (b)	90,631	1,247,989
Prometheus Biosciences, Inc. (a)	299,651	58,117,311
Protagonist Therapeutics, Inc. (a)	400,083	9,041,876
Prothena Corp. PLC (a)(b)	337,583	17,763,617
PTC Therapeutics, Inc. (a)(b)	604,758	33,346,356
Rallybio Corp. (a)(b)	150,590	811,680
RAPT Therapeutics, Inc. (a)(b)	257,188	4,680,822
Recursion Pharmaceuticals, Inc. (a)(b)	1,187,381	5,663,807
REGENXBIO, Inc. (a)	346,813	6,714,300
Relay Therapeutics, Inc. (a)(b)	733,039	8,334,653
Replimune Group, Inc. (a)(b)	401,255	6,712,996
Revolution Medicines, Inc. (a)(b)	747,361	17,555,510
Rigel Pharmaceuticals, Inc. (a)	1,479,737	1,672,103
Rocket Pharmaceuticals, Inc. (a)(b)	479,360	8,590,131
Sage Therapeutics, Inc. (a)(b)	448,377	21,903,216
Sana Biotechnology, Inc. (a)(b)	771,100	4,079,119
Sangamo Therapeutics, Inc. (a)(b)	1,136,945	1,671,309
Seres Therapeutics, Inc. (a)(b)	605,827	2,953,407
SpringWorks Therapeutics, Inc. (a)(b)	309,792	7,242,937
Stoke Therapeutics, Inc. (a)(b)	193,877	1,723,567
Sutro Biopharma, Inc. (a)	460,770	1,962,880
Syndax Pharmaceuticals, Inc. (a)	517,504	10,634,707
Talaris Therapeutics, Inc. (a)(b)	199,900	575,712
Tango Therapeutics, Inc. (a)(b)	404,022	1,373,675
Tenaya Therapeutics, Inc. (a)(b)	373,369	1,984,456
TG Therapeutics, Inc. (a)(b)	1,148,142	28,508,366
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	0
Travere Therapeutics, Inc. (a)(b)	529,239	11,415,685
Twist Bioscience Corp. (a)(b)	489,530	6,109,334
Tyra Biosciences, Inc. (a)(b)	113,423	1,607,204
Vanda Pharmaceuticals, Inc. (a)	470,565	2,889,269
Vaxart, Inc. (a)(b)	1,063,792	865,395
Vaxcyte, Inc. (a)(b)	705,645	30,222,775
VBI Vaccines, Inc. (a)(b)	52,016	149,286
Vera Therapeutics, Inc. (a)(b)	185,834	1,235,796
Veracyte, Inc. (a)(b)	618,547	14,003,904
Vericel Corp. (a)	407,431	12,838,151
Verve Therapeutics, Inc. (a)(b)	403,566	6,428,806
Vir Biotechnology, Inc. (a)	624,584	15,708,288
Viridian Therapeutics, Inc. (a)(b)	327,952	9,192,495
VistaGen Therapeutics, Inc. (a)(b)	1,620,212	226,830
Xencor, Inc. (a)(b)	494,317	13,069,741
Y-mAbs Therapeutics, Inc. (a)	319,926	1,916,357
Zentalis Pharmaceuticals, Inc. (a)(b)	404,082	8,901,926
		1,438,213,265
Health Care Equipment & Supplies - 4.2%
Alphatec Holdings, Inc. (a)(b)	623,254	8,999,788
Angiodynamics, Inc. (a)	321,216	2,672,517
Artivion, Inc. (a)(b)	331,656	4,600,069
Atricure, Inc. (a)(b)	393,079	17,291,545
Atrion Corp. (b)	11,702	7,200,241
Avanos Medical, Inc. (a)	396,564	11,714,501
AxoGen, Inc. (a)(b)	350,097	3,157,875
Axonics Modulation Technologies, Inc. (a)(b)	422,887	24,299,087
Bioventus, Inc. (a)(b)	275,003	277,753
Butterfly Network, Inc. Class A (a)(b)	1,149,892	2,483,767
Cerus Corp. (a)(b)	1,489,931	3,441,741
CONMED Corp. (b)	250,743	31,485,799
Cue Health, Inc. (a)(b)	918,747	722,962
Cutera, Inc. (a)(b)	143,164	3,264,139
Embecta Corp. (b)	495,519	13,750,652
Figs, Inc. Class A (a)(b)	1,103,106	7,942,363
Glaukos Corp. (a)	393,270	18,684,258
Haemonetics Corp. (a)	431,024	36,081,019
Heska Corp. (a)(b)	82,923	9,715,259
Inari Medical, Inc. (a)(b)	415,991	27,630,122
Inogen, Inc. (a)	196,609	2,616,866
Inspire Medical Systems, Inc. (a)(b)	246,443	65,955,540
Integer Holdings Corp. (a)(b)	283,137	23,316,332
IRadimed Corp.	61,785	2,572,110
iRhythm Technologies, Inc. (a)(b)	259,913	34,152,568
Lantheus Holdings, Inc. (a)	588,934	50,324,410
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	167,313	9,034,902
LivaNova PLC (a)(b)	462,204	22,139,572
Merit Medical Systems, Inc. (a)	480,212	39,036,433
Mesa Laboratories, Inc. (b)	44,239	7,366,236
Nano-X Imaging Ltd. (a)(b)	397,790	2,430,497
Neogen Corp. (a)(b)	1,867,856	32,164,480
Nevro Corp. (a)	300,835	8,805,440
NuVasive, Inc. (a)	450,542	19,391,328
Omnicell, Inc. (a)(b)	383,250	23,290,103
OraSure Technologies, Inc. (a)	615,388	4,184,638
Orthofix International NV (a)	295,467	5,563,644
OrthoPediatrics Corp. (a)	131,353	6,625,445
Outset Medical, Inc. (a)(b)	417,208	7,505,572
Owlet, Inc. (a)(b)	598,668	187,563
Paragon 28, Inc. (a)(b)	418,789	7,714,093
PROCEPT BioRobotics Corp. (a)(b)	224,226	6,814,228
Pulmonx Corp. (a)(b)	294,570	3,461,198
RxSight, Inc. (a)(b)	203,372	3,640,359
Senseonics Holdings, Inc. (a)(b)	4,027,556	2,396,799
Shockwave Medical, Inc. (a)	306,884	89,045,443
SI-BONE, Inc. (a)(b)	292,842	6,471,808
Sight Sciences, Inc. (a)(b)	187,328	1,811,462
Silk Road Medical, Inc. (a)(b)	323,262	14,229,993
Staar Surgical Co. (a)(b)	413,571	29,144,348
SurModics, Inc. (a)	117,626	2,710,103
Tactile Systems Technology, Inc. (a)(b)	168,016	3,062,932
Tenon Medical, Inc. (b)	62,972	116,498
TransMedics Group, Inc. (a)(b)	263,006	20,803,775
Treace Medical Concepts, Inc. (a)	315,802	7,733,991
UFP Technologies, Inc. (a)(b)	58,726	8,094,792
Utah Medical Products, Inc.	29,529	2,800,530
Varex Imaging Corp. (a)(b)	330,729	5,867,132
Vicarious Surgical, Inc. (a)(b)	480,749	1,081,685
ViewRay, Inc. (a)	1,263,347	1,490,749
Zimvie, Inc. (a)	179,129	1,474,232
Zynex, Inc. (a)(b)	185,200	2,118,688
		824,163,979
Health Care Providers & Services - 2.6%
23andMe Holding Co. Class A (a)(b)	2,228,602	4,390,346
Accolade, Inc. (a)(b)	574,220	7,769,197
AdaptHealth Corp. (a)(b)	622,960	7,400,765
Addus HomeCare Corp. (a)(b)	133,217	10,889,158
Agiliti, Inc. (a)(b)	240,908	4,027,982
AirSculpt Technologies, Inc. (b)	116,029	568,542
Alignment Healthcare, Inc. (a)(b)	850,261	5,348,142
AMN Healthcare Services, Inc. (a)(b)	373,240	32,229,274
Apollo Medical Holdings, Inc. (a)(b)	336,363	11,937,523
ATI Physical Therapy, Inc. (a)(b)	555,650	150,803
Aveanna Healthcare Holdings, Inc. (a)(b)	372,050	457,622
Brookdale Senior Living, Inc. (a)(b)	1,598,386	6,857,076
Cano Health, Inc. (a)(b)	1,391,651	1,614,315
CareMax, Inc. Class A (a)(b)	506,977	1,277,582
Castle Biosciences, Inc. (a)(b)	211,138	4,778,053
Clover Health Investments Corp. (a)(b)	3,315,190	2,448,599
Community Health Systems, Inc. (a)	1,080,416	6,849,837
Corvel Corp. (a)	75,235	15,199,727
Cross Country Healthcare, Inc. (a)(b)	308,941	6,790,523
DocGo, Inc. Class A (a)(b)	716,280	6,088,380
Fulgent Genetics, Inc. (a)(b)	182,082	5,384,165
GeneDx Holdings Corp. Class A (a)(b)	2,488,492	680,851
HealthEquity, Inc. (a)(b)	715,437	38,240,108
Hims & Hers Health, Inc. (a)(b)	1,045,101	12,112,721
Innovage Holding Corp. (a)(b)	157,948	965,062
Invitae Corp. (a)(b)	2,109,139	2,868,429
LifeStance Health Group, Inc. (a)(b)	623,654	5,082,780
Modivcare, Inc. (a)(b)	108,958	6,929,729
National Healthcare Corp.	108,570	6,287,289
National Research Corp. Class A	120,881	5,261,950
NeoGenomics, Inc. (a)(b)	1,083,814	15,845,361
Nutex Health, Inc. (a)(b)	2,176,555	1,236,719
Opko Health, Inc. (a)(b)	3,477,594	5,112,063
Option Care Health, Inc. (a)(b)	1,441,245	46,336,027
Owens & Minor, Inc. (a)	636,570	9,892,298
P3 Health Partners, Inc. Class A (a)(b)	185,816	235,986
Patterson Companies, Inc.	751,832	20,382,166
Pediatrix Medical Group, Inc. (a)(b)	701,791	10,056,665
Pennant Group, Inc. (a)	223,979	3,106,589
PetIQ, Inc. Class A (a)(b)	233,141	2,748,732
Privia Health Group, Inc. (a)(b)	445,828	12,318,228
Progyny, Inc. (a)(b)	652,530	21,690,097
R1 Rcm, Inc. (b)	1,296,175	20,207,368
RadNet, Inc. (a)	428,382	11,849,046
Select Medical Holdings Corp. (b)	896,288	27,336,784
Surgery Partners, Inc. (a)	443,582	17,592,462
The Ensign Group, Inc.	463,237	44,975,680
The Joint Corp. (a)	120,917	1,909,279
The Oncology Institute, Inc. (a)(b)	271,535	138,483
U.S. Physical Therapy, Inc.	110,605	11,775,008
		505,631,571
Health Care Technology - 0.5%
American Well Corp. (a)(b)	1,970,589	4,315,590
Babylon Holdings Ltd. Class A (a)(b)	32,664	260,005
Computer Programs & Systems, Inc. (a)	121,594	3,146,853
Evolent Health, Inc. (a)(b)	707,819	25,771,690
Health Catalyst, Inc. (a)(b)	474,857	5,983,198
HealthStream, Inc.	204,959	5,050,190
MultiPlan Corp. Class A (a)(b)	3,250,828	3,180,285
Nextgen Healthcare, Inc. (a)(b)	475,226	7,955,283
OptimizeRx Corp. (a)(b)	144,818	2,176,615
Phreesia, Inc. (a)	428,299	13,551,380
Schrodinger, Inc. (a)(b)	466,924	13,783,596
Sharecare, Inc. Class A (a)(b)	2,570,736	3,958,933
Simulations Plus, Inc.	136,289	5,690,066
Veradigm, Inc. (a)	931,790	11,638,057
		106,461,741
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)(b)	1,785,880	12,108,266
Adaptive Biotechnologies Corp. (a)(b)	965,700	6,895,098
Akoya Biosciences, Inc. (a)(b)	136,947	953,151
Alpha Teknova, Inc. (a)(b)	51,569	97,465
BioLife Solutions, Inc. (a)(b)	291,972	5,127,028
BioNano Genomics, Inc. (a)(b)	2,580,213	1,774,929
Codexis, Inc. (a)	532,517	2,087,467
CryoPort, Inc. (a)(b)	381,950	8,036,228
Cytek Biosciences, Inc. (a)(b)	988,748	11,350,827
Inotiv, Inc. (a)(b)	202,167	1,120,005
MaxCyte, Inc. (a)(b)	760,803	3,804,015
Medpace Holdings, Inc. (a)(b)	218,891	43,808,845
Nanostring Technologies, Inc. (a)(b)	400,678	3,926,644
Nautilus Biotechnology, Inc. (a)(b)	384,780	992,732
OmniAb, Inc. (a)(b)	667,215	2,321,908
Pacific Biosciences of California, Inc. (a)(b)	2,135,226	22,633,396
Phenomex, Inc. (a)	536,183	627,334
Quanterix Corp. (a)(b)	292,637	3,698,932
Quantum-Si, Inc. (a)(b)	792,095	1,164,380
Science 37 Holdings, Inc. (a)(b)	463,886	131,697
Seer, Inc. (a)(b)	449,790	1,502,299
Singular Genomics Systems, Inc. (a)(b)	460,423	455,819
SomaLogic, Inc. Class A (a)(b)	1,329,512	3,722,634
		138,341,099
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)(b)	559,379	4,972,879
Amneal Pharmaceuticals, Inc. (a)	872,614	1,684,145
Amphastar Pharmaceuticals, Inc. (a)(b)	330,656	11,827,565
Amylyx Pharmaceuticals, Inc. (a)(b)	435,263	12,361,469
AN2 Therapeutics, Inc. (a)(b)	86,826	681,584
ANI Pharmaceuticals, Inc. (a)(b)	109,804	4,141,807
Arvinas Holding Co. LLC (a)	421,415	11,045,287
Atea Pharmaceuticals, Inc. (a)	654,319	2,139,623
Athira Pharma, Inc. (a)(b)	287,575	802,334
Axsome Therapeutics, Inc. (a)(b)	276,094	19,749,004
Cara Therapeutics, Inc. (a)(b)	386,448	1,623,082
Cassava Sciences, Inc. (a)(b)	328,062	7,617,600
Collegium Pharmaceutical, Inc. (a)(b)	289,054	6,726,287
Corcept Therapeutics, Inc. (a)(b)	745,185	16,789,018
DICE Therapeutics, Inc. (a)(b)	304,150	9,884,875
Edgewise Therapeutics, Inc. (a)(b)	325,339	2,853,223
Esperion Therapeutics, Inc. (a)(b)	640,398	845,325
Evolus, Inc. (a)(b)	307,022	2,683,372
Eyepoint Pharmaceuticals, Inc. (a)(b)	224,709	1,411,173
Fulcrum Therapeutics, Inc. (a)(b)	448,082	1,120,205
Harmony Biosciences Holdings, Inc. (a)(b)	227,121	7,322,381
Innoviva, Inc. (a)(b)	541,465	6,351,384
Intra-Cellular Therapies, Inc. (a)	789,948	49,095,268
Ligand Pharmaceuticals, Inc. Class B (a)(b)	130,515	9,964,820
Liquidia Corp. (a)(b)	410,508	2,754,509
Nektar Therapeutics (a)	1,546,457	1,163,400
NGM Biopharmaceuticals, Inc. (a)(b)	352,539	1,589,951
Nuvation Bio, Inc. (a)	993,613	1,599,717
Ocular Therapeutix, Inc. (a)	664,697	4,121,121
Pacira Biosciences, Inc. (a)(b)	388,335	17,595,459
Phathom Pharmaceuticals, Inc. (a)(b)	210,738	2,254,897
Phibro Animal Health Corp. Class A	173,208	2,695,116
Prestige Brands Holdings, Inc. (a)	428,239	26,349,546
Reata Pharmaceuticals, Inc. (a)(b)	238,080	23,536,589
Relmada Therapeutics, Inc. (a)(b)	235,501	593,463
Revance Therapeutics, Inc. (a)(b)	695,926	22,151,325
Scilex Holding Co. (b)	528,042	3,440,722
SIGA Technologies, Inc. (b)	403,533	2,352,597
Supernus Pharmaceuticals, Inc. (a)(b)	426,553	15,722,744
Tarsus Pharmaceuticals, Inc. (a)(b)	158,211	2,360,508
Theravance Biopharma, Inc. (a)(b)	563,534	6,103,073
Theseus Pharmaceuticals, Inc. (a)(b)	146,374	1,498,870
Third Harmonics Bio, Inc. (b)	106,262	481,367
Ventyx Biosciences, Inc. (a)(b)	214,182	8,053,243
Xeris Biopharma Holdings, Inc. (a)(b)	1,141,806	2,580,482
		342,692,409
TOTAL HEALTH CARE		3,355,504,064
INDUSTRIALS - 16.8%
Aerospace & Defense - 1.1%
AAR Corp. (a)	284,631	15,022,824
Aerojet Rocketdyne Holdings, Inc. (a)	678,728	38,287,046
AeroVironment, Inc. (a)(b)	212,534	21,400,048
AerSale Corp. (a)(b)	216,591	3,504,442
Archer Aviation, Inc. Class A (a)(b)	1,255,286	2,485,466
Astra Space, Inc. Class A (a)(b)	1,298,098	548,446
Astronics Corp. (a)	219,860	3,240,736
Cadre Holdings, Inc.	165,045	3,475,848
Ducommun, Inc. (a)	96,505	4,825,250
Kaman Corp.	246,327	5,436,437
Kratos Defense & Security Solutions, Inc. (a)	1,065,253	13,741,764
Maxar Technologies, Inc.	632,879	33,365,381
Momentus, Inc. Class A (a)(b)	461,469	198,478
Moog, Inc. Class A	245,460	22,118,401
National Presto Industries, Inc. (b)	44,767	3,045,051
Park Aerospace Corp.	170,480	2,229,878
Parsons Corp. (a)	286,554	12,465,099
Redwire Corp. (a)(b)	173,399	560,079
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,864,391	7,308,413
Terran Orbital Corp. Class A (a)(b)	351,527	625,718
Triumph Group, Inc. (a)	553,235	5,980,470
V2X, Inc. (a)(b)	103,517	4,471,934
Virgin Galactic Holdings, Inc. (a)(b)	2,096,021	7,629,516
		211,966,725
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)(b)	497,598	10,106,215
Forward Air Corp. (b)	231,747	24,451,626
Hub Group, Inc. Class A (a)	278,307	20,984,348
Radiant Logistics, Inc. (a)	319,479	2,108,561
		57,650,750
Building Products - 1.5%
AAON, Inc. (b)	377,676	37,012,248
American Woodmark Corp. (a)	142,241	7,186,015
Apogee Enterprises, Inc.	191,401	8,146,027
AZZ, Inc.	210,918	7,957,936
Caesarstone Sdot-Yam Ltd. (b)	193,172	880,864
CSW Industrials, Inc.	125,854	16,948,758
Gibraltar Industries, Inc. (a)	267,400	13,380,696
Griffon Corp.	374,693	10,660,016
Insteel Industries, Inc.	162,614	4,476,763
Janus International Group, Inc. (a)	704,141	6,337,269
Jeld-Wen Holding, Inc. (a)	719,080	9,189,842
Masonite International Corp. (a)(b)	191,417	17,497,428
PGT Innovations, Inc. (a)	498,271	12,785,634
Quanex Building Products Corp. (b)	286,649	5,474,996
Resideo Technologies, Inc. (a)	1,245,716	22,173,745
Simpson Manufacturing Co. Ltd.	368,718	46,377,350
UFP Industries, Inc.	515,527	40,479,180
View, Inc. Class A (a)(b)	1,144,414	391,390
Zurn Elkay Water Solutions Cor	1,070,672	23,072,982
		290,429,139
Commercial Services & Supplies - 1.5%
ABM Industries, Inc. (b)	570,805	24,304,877
ACCO Brands Corp.	786,209	3,600,837
ACV Auctions, Inc. Class A (a)(b)	1,017,120	13,253,074
Aris Water Solution, Inc. Class A (b)	192,950	1,402,747
Brady Corp. Class A	387,401	19,769,073
BrightView Holdings, Inc. (a)	353,254	1,953,495
Casella Waste Systems, Inc. Class A (a)(b)	429,757	38,248,373
Cimpress PLC (a)	152,084	7,900,764
CompX International, Inc. Class A (b)	14,565	263,627
CoreCivic, Inc. (a)	980,611	8,619,571
Deluxe Corp. (b)	378,315	5,731,472
Ennis, Inc.	218,819	4,251,653
Harsco Corp. (a)	676,277	4,646,023
Healthcare Services Group, Inc. (b)	641,425	10,012,644
Heritage-Crystal Clean, Inc. (a)(b)	135,592	4,740,296
HNI Corp. (b)	356,360	9,258,233
Interface, Inc.	492,091	3,857,993
KAR Auction Services, Inc. (a)(b)	926,833	12,549,319
Kimball International, Inc. Class B (b)	302,387	3,722,384
Li-Cycle Holdings Corp. (a)(b)	1,183,647	5,622,323
Liquidity Services, Inc. (a)	212,265	2,774,304
Matthews International Corp. Class A	256,456	9,711,989
Millerknoll, Inc. (b)	656,802	11,172,202
Montrose Environmental Group, Inc. (a)(b)	237,026	7,219,812
NL Industries, Inc.	75,786	487,304
Pitney Bowes, Inc. (b)	1,494,682	5,246,334
Quad/Graphics, Inc. (a)	279,671	976,052
SP Plus Corp. (a)	170,958	5,841,635
Steelcase, Inc. Class A (b)	750,716	6,005,728
The Brink's Co.	389,950	24,508,358
The GEO Group, Inc. (a)	1,017,889	7,664,704
UniFirst Corp.	128,649	21,057,268
Viad Corp. (a)(b)	174,780	3,326,063
VSE Corp.	91,407	3,865,602
		293,566,133
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)(b)	274,767	11,430,307
API Group Corp. (a)	1,786,653	40,664,222
Arcosa, Inc.	417,670	28,209,432
Argan, Inc. (b)	110,191	4,432,984
Comfort Systems U.S.A., Inc.	305,486	45,667,102
Concrete Pumping Holdings, Inc. (a)	217,803	1,513,731
Construction Partners, Inc. Class A (a)(b)	345,933	8,973,502
Dycom Industries, Inc. (a)(b)	249,096	23,071,272
EMCOR Group, Inc.	406,280	69,473,880
Fluor Corp. (a)(b)	1,227,023	35,657,288
Granite Construction, Inc. (b)	381,658	14,552,620
Great Lakes Dredge & Dock Corp. (a)	559,912	3,208,296
IES Holdings, Inc. (a)	73,783	3,186,688
MYR Group, Inc. (a)	141,398	18,097,530
Northwest Pipe Co. (a)	83,854	2,309,339
Primoris Services Corp.	455,743	11,530,298
Sterling Construction Co., Inc. (a)(b)	251,885	9,299,594
Tutor Perini Corp. (a)(b)	359,105	1,903,257
		333,181,342
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	115,215	3,965,700
Array Technologies, Inc. (a)(b)	1,299,225	26,569,151
Atkore, Inc. (a)(b)	339,709	42,915,438
Babcock & Wilcox Enterprises, Inc. (a)(b)	523,886	3,258,571
Blink Charging Co. (a)(b)	367,645	2,621,309
Bloom Energy Corp. Class A (a)(b)	1,549,661	25,801,856
Encore Wire Corp. (b)	152,748	23,879,095
Energy Vault Holdings, Inc. Class A (a)(b)	715,729	1,209,582
EnerSys (b)	351,053	29,126,867
Enovix Corp. (a)(b)	938,405	10,153,542
ESS Tech, Inc. Class A (a)(b)	713,271	763,200
Fluence Energy, Inc. (a)(b)	316,239	5,711,276
FTC Solar, Inc. (a)(b)	375,860	1,026,098
FuelCell Energy, Inc. (a)(b)	3,527,385	6,631,484
GrafTech International Ltd. (b)	1,666,176	7,847,689
Heliogen, Inc. (a)(b)	759,369	213,155
Nextracker, Inc. Class A	265,615	8,364,216
NuScale Power Corp. (a)(b)	272,904	2,420,658
Powell Industries, Inc.	79,336	3,178,200
Preformed Line Products Co.	21,465	2,667,670
Shoals Technologies Group, Inc. (a)(b)	1,402,905	29,306,685
Stem, Inc. (a)(b)	1,246,726	5,273,651
SunPower Corp. (a)(b)	705,888	9,331,839
Thermon Group Holdings, Inc. (a)	282,949	5,879,680
TPI Composites, Inc. (a)(b)	316,015	3,905,945
Vicor Corp. (a)	190,364	8,179,941
		270,202,498
Ground Transportation - 0.7%
ArcBest Corp.	208,881	19,718,366
Bird Global, Inc. Class A (a)(b)	1,467,069	198,641
Covenant Transport Group, Inc. Class A (b)	79,663	3,137,926
Daseke, Inc. (a)(b)	347,423	2,841,920
Heartland Express, Inc. (b)	399,198	5,780,387
Marten Transport Ltd.	500,835	10,111,859
P.A.M. Transportation Services, Inc. (a)(b)	56,466	1,267,662
Saia, Inc. (a)(b)	228,954	68,175,633
TuSimple Holdings, Inc. (a)(b)	1,231,785	1,490,460
Universal Logistics Holdings, Inc.	62,005	1,587,328
Werner Enterprises, Inc.	544,652	24,601,931
		138,912,113
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	225,744	4,167,234
Machinery - 3.9%
3D Systems Corp. (a)(b)	1,090,972	9,993,304
Alamo Group, Inc.	86,596	15,304,111
Albany International Corp. Class A (b)	267,908	24,435,889
Astec Industries, Inc.	198,029	8,174,637
Barnes Group, Inc.	419,163	17,617,421
Berkshire Grey, Inc. Class A (a)(b)	443,954	608,217
Blue Bird Corp. (a)	149,810	2,801,447
Chart Industries, Inc. (a)(b)	368,157	49,001,697
CIRCOR International, Inc. (a)	159,184	4,431,683
Columbus McKinnon Corp. (NY Shares)	239,628	8,317,488
Desktop Metal, Inc. (a)(b)	2,320,596	5,105,311
Douglas Dynamics, Inc.	195,104	5,718,498
Energy Recovery, Inc. (a)(b)	474,908	10,699,677
Enerpac Tool Group Corp. Class A	492,439	11,700,351
EnPro Industries, Inc.	179,846	16,954,082
ESCO Technologies, Inc. (b)	221,615	20,736,516
Evoqua Water Technologies Corp. (a)	1,013,610	50,123,015
Fathom Digital Manufacturing Corp. (a)(b)	221,759	104,626
Federal Signal Corp.	513,728	26,395,345
Franklin Electric Co., Inc.	397,089	35,527,553
Gorman-Rupp Co.	195,652	4,803,257
Helios Technologies, Inc.	281,402	16,923,516
Hillenbrand, Inc.	597,592	27,262,147
Hillman Solutions Corp. Class A (a)(b)	1,170,945	9,835,938
Hydrofarm Holdings Group, Inc. (a)(b)	382,824	601,034
Hyliion Holdings Corp. Class A (a)(b)	1,209,652	1,657,223
Hyster-Yale Materials Handling, Inc. Class A	93,235	4,909,755
Hyzon Motors, Inc. Class A (a)(b)	749,761	623,501
John Bean Technologies Corp. (b)	272,810	29,657,175
Kadant, Inc.	100,206	18,621,281
Kennametal, Inc.	701,295	18,205,618
Lightning eMotors, Inc. (a)(b)	25,768	114,668
Lindsay Corp.	95,203	11,494,810
Luxfer Holdings PLC sponsored	235,058	3,584,635
Manitowoc Co., Inc. (a)	300,310	4,591,740
Markforged Holding Corp. (a)(b)	985,719	960,977
Microvast Holdings, Inc. (a)(b)	1,486,142	1,560,449
Miller Industries, Inc.	93,964	3,063,226
Mueller Industries, Inc. (b)	482,317	34,654,476
Mueller Water Products, Inc. Class A	1,343,399	18,001,547
Nikola Corp. (a)(b)	2,927,997	2,592,741
Omega Flex, Inc. (b)	28,390	3,123,184
Proterra, Inc. Class A (a)(b)	1,921,529	2,248,189
Proto Labs, Inc. (a)	234,684	6,751,859
RBC Bearings, Inc. (a)(b)	245,837	55,807,457
REV Group, Inc.	285,942	3,068,158
Sarcos Technology and Robotics Corp. Class A (a)(b)	850,015	340,091
Shyft Group, Inc. (The) (b)	298,406	7,484,022
SPX Technologies, Inc. (a)(b)	376,503	23,975,711
Standex International Corp.	101,431	12,456,741
Tennant Co.	158,874	12,141,151
Terex Corp. (b)	574,815	25,631,001
The Greenbrier Companies, Inc.	275,214	7,279,410
Titan International, Inc. (a)	444,091	4,334,328
Trinity Industries, Inc.	707,618	16,947,451
Velo3D, Inc. (a)(b)	495,934	1,160,486
Wabash National Corp.	410,566	10,539,229
Watts Water Technologies, Inc. Class A	235,438	38,077,388
Xos, Inc. Class A (a)(b)	410,499	208,287
		769,044,725
Marine Transportation - 0.3%
Costamare, Inc. (b)	450,304	4,066,245
Eagle Bulk Shipping, Inc. (b)	117,333	5,247,132
Eneti, Inc.	183,231	1,570,290
Genco Shipping & Trading Ltd. (b)	321,872	4,960,048
Golden Ocean Group Ltd. (b)	1,061,792	9,715,397
Matson, Inc.	321,879	21,897,428
Safe Bulkers, Inc. (b)	620,481	2,270,960
		49,727,500
Passenger Airlines - 0.3%
Allegiant Travel Co. (a)(b)	136,036	14,135,501
Blade Air Mobility, Inc. (a)(b)	497,160	1,302,559
Frontier Group Holdings, Inc. (a)(b)	317,174	3,009,981
Hawaiian Holdings, Inc. (a)(b)	429,714	3,579,518
Joby Aviation, Inc. (a)(b)	2,238,334	9,691,986
SkyWest, Inc. (a)	429,858	12,164,981
Spirit Airlines, Inc.	933,742	15,966,988
Sun Country Airlines Holdings, Inc. (a)(b)	284,783	5,618,769
Wheels Up Experience, Inc. Class A (a)(b)	1,370,080	633,662
		66,103,945
Professional Services - 2.4%
Alight, Inc. Class A (a)	3,314,983	30,663,593
ASGN, Inc. (a)	422,881	30,274,051
Barrett Business Services, Inc.	58,711	4,908,827
CBIZ, Inc. (a)(b)	405,776	21,380,337
Conduent, Inc. (a)	1,456,201	5,111,266
CRA International, Inc. (b)	59,845	6,292,103
CSG Systems International, Inc.	267,624	14,098,432
ExlService Holdings, Inc. (a)	278,970	49,762,669
Exponent, Inc.	438,278	40,343,490
First Advantage Corp. (a)(b)	508,664	6,541,419
Forrester Research, Inc. (a)	99,159	3,067,979
Franklin Covey Co. (a)	105,088	3,858,831
Heidrick & Struggles International, Inc.	169,337	4,252,052
HireRight Holdings Corp. (a)(b)	186,003	1,971,632
Huron Consulting Group, Inc. (a)	169,837	14,400,479
IBEX Ltd. (a)	76,626	1,568,534
ICF International, Inc. (b)	158,917	18,116,538
Insperity, Inc.	308,225	37,745,234
Kelly Services, Inc. Class A (non-vtg.) (b)	289,318	4,747,708
Kforce, Inc. (b)	171,214	10,125,596
Korn Ferry	451,352	21,673,923
LegalZoom.com, Inc. (a)(b)	835,034	7,832,619
Maximus, Inc.	520,907	43,573,871
NV5 Global, Inc. (a)(b)	116,687	11,053,760
Planet Labs PBC Class A (a)(b)	1,675,407	6,835,661
Red Violet, Inc. (a)	81,771	1,398,284
Resources Connection, Inc.	277,989	4,055,860
Skillsoft Corp. (a)(b)	694,644	854,412
Spire Global, Inc. (a)(b)	1,021,326	714,928
Sterling Check Corp. (a)(b)	207,943	2,337,279
TriNet Group, Inc. (a)(b)	322,536	29,924,890
TrueBlue, Inc. (a)	275,741	4,177,476
Ttec Holdings, Inc.	163,377	5,566,254
Upwork, Inc. (a)(b)	1,046,296	10,013,053
Verra Mobility Corp. (a)(b)	1,206,417	20,448,768
Willdan Group, Inc. (a)(b)	100,905	1,478,258
		481,170,066
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.	178,840	2,528,798
Applied Industrial Technologies, Inc.	329,612	44,715,164
Beacon Roofing Supply, Inc. (a)(b)	443,075	26,664,254
BlueLinx Corp. (a)	76,025	5,326,312
Boise Cascade Co.	340,995	23,293,368
Custom Truck One Source, Inc. Class A (a)(b)	519,169	3,260,381
Distribution Solutions Group I (a)(b)	42,720	1,994,170
DXP Enterprises, Inc. (a)	130,329	3,284,291
GATX Corp. (b)	301,512	34,345,232
Global Industrial Co.	113,037	3,012,436
GMS, Inc. (a)	360,686	20,941,429
H&E Equipment Services, Inc.	274,957	10,035,931
Herc Holdings, Inc. (b)	216,950	21,699,339
Hudson Technologies, Inc. (a)(b)	376,198	2,908,011
Karat Packaging, Inc.	48,130	652,643
McGrath RentCorp.	208,650	18,544,812
MRC Global, Inc. (a)	714,842	6,962,561
NOW, Inc. (a)	948,810	10,123,803
Rush Enterprises, Inc.:
Class A	413,350	21,953,019
Class B	2,375	139,128
Textainer Group Holdings Ltd. (b)	372,445	13,072,820
Titan Machinery, Inc. (a)(b)	175,014	5,486,689
Transcat, Inc. (a)(b)	61,297	4,676,348
Triton International Ltd.	500,566	41,381,791
Veritiv Corp.	112,948	12,974,337
Xometry, Inc. (a)(b)	295,188	4,100,161
		344,077,228
TOTAL INDUSTRIALS		3,310,199,398
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc. (b)	664,957	6,064,408
Aviat Networks, Inc. (a)(b)	96,319	3,160,226
Calix, Inc. (a)	496,182	22,675,517
Cambium Networks Corp. (a)	100,032	1,514,484
Casa Systems, Inc. (a)(b)	301,452	376,815
Clearfield, Inc. (a)(b)	111,586	4,874,076
CommScope Holding Co., Inc. (a)	1,768,352	8,717,975
Comtech Telecommunications Corp.	220,954	2,286,874
Digi International, Inc. (a)(b)	300,455	9,061,723
DZS, Inc. (a)(b)	175,472	1,193,210
Extreme Networks, Inc. (a)	1,087,595	19,337,439
Harmonic, Inc. (a)(b)	795,498	11,208,567
Infinera Corp. (a)(b)	1,666,645	10,549,863
Inseego Corp. (a)(b)	698,493	420,493
NETGEAR, Inc. (a)	240,610	3,399,819
NetScout Systems, Inc. (a)	584,793	15,912,218
Ondas Holdings, Inc. (a)(b)	306,431	306,431
Ribbon Communications, Inc. (a)	620,633	1,588,820
Viavi Solutions, Inc. (a)(b)	1,934,577	17,333,810
		139,982,768
Electronic Equipment, Instruments & Components - 2.4%
908 Devices, Inc. (a)(b)	192,589	1,301,902
Advanced Energy Industries, Inc. (b)	324,008	28,026,692
Aeva Technologies, Inc. (a)(b)	834,088	827,332
AEye, Inc. Class A (a)(b)	845,412	168,068
Akoustis Technologies, Inc. (a)(b)	578,765	1,649,480
Arlo Technologies, Inc. (a)	750,406	4,832,615
Badger Meter, Inc.	252,108	33,361,452
Belden, Inc.	365,328	28,820,726
Benchmark Electronics, Inc.	302,381	6,455,834
Cepton, Inc. (a)(b)	387,177	144,417
CTS Corp.	273,237	10,713,623
ePlus, Inc. (a)	229,558	9,994,955
Evolv Technologies Holdings, Inc. (a)(b)	723,119	2,603,228
Fabrinet (a)(b)	318,433	30,235,213
FARO Technologies, Inc. (a)(b)	162,382	3,791,620
Focus Universal, Inc. (b)	225,074	479,408
Identiv, Inc. (a)(b)	194,657	1,070,614
Insight Enterprises, Inc. (a)(b)	269,629	32,611,628
Itron, Inc. (a)(b)	388,576	20,749,958
Kimball Electronics, Inc. (a)	205,656	4,139,855
Knowles Corp. (a)(b)	767,307	12,952,142
Lightwave Logic, Inc. (a)(b)	981,574	4,417,083
Methode Electronics, Inc. Class A	305,170	12,508,918
MicroVision, Inc. (a)(b)	1,425,624	2,851,248
Mirion Technologies, Inc. Class A (a)(b)	1,177,943	9,541,338
Napco Security Technologies, Inc. (a)(b)	271,456	8,415,136
nLIGHT, Inc. (a)(b)	385,841	3,383,826
Novanta, Inc. (a)(b)	306,099	46,784,171
OSI Systems, Inc. (a)(b)	137,641	15,547,927
Ouster, Inc. (a)(b)	241,169	853,738
Par Technology Corp. (a)(b)	229,339	7,015,480
PC Connection, Inc. (b)	97,021	3,907,036
Plexus Corp. (a)	235,856	20,630,324
Rogers Corp. (a)	161,840	26,048,148
Sanmina Corp. (a)	490,918	25,655,375
ScanSource, Inc. (a)	217,092	5,937,466
Smartrent, Inc. (a)(b)	1,047,703	2,703,074
TTM Technologies, Inc. (a)(b)	870,540	10,281,077
Vishay Intertechnology, Inc.	1,118,643	23,815,909
Vishay Precision Group, Inc. (a)	106,509	3,998,348
		469,226,384
IT Services - 0.4%
BigCommerce Holdings, Inc. (a)(b)	564,174	4,169,246
Brightcove, Inc. (a)	364,740	1,510,024
Cerberus Cyber Sentinel Corp. (a)(b)	499,415	105,926
Cyxtera Technologies, Inc. Class A (a)(b)	321,543	104,566
Digitalocean Holdings, Inc. (a)(b)	601,960	18,985,818
Edgio, Inc. (a)(b)	1,175,234	776,830
Fastly, Inc. Class A (a)(b)	979,299	14,474,039
Grid Dynamics Holdings, Inc. (a)	466,635	5,072,322
Hackett Group, Inc. (b)	197,561	3,666,732
Information Services Group, Inc.	310,068	1,578,246
Perficient, Inc. (a)(b)	294,567	19,123,290
PFSweb, Inc. (a)	138,699	557,570
Rackspace Technology, Inc. (a)(b)	489,535	714,721
Squarespace, Inc. Class A (a)	261,428	8,130,411
Tucows, Inc. (a)(b)	85,042	1,904,090
Unisys Corp. (a)	577,613	1,854,138
		82,727,969
Semiconductors & Semiconductor Equipment - 2.6%
ACM Research, Inc. (a)	414,918	3,879,483
Alpha & Omega Semiconductor Ltd. (a)(b)	189,826	4,533,045
Ambarella, Inc. (a)(b)	319,541	19,805,151
Amkor Technology, Inc.	872,880	19,526,326
Atomera, Inc. (a)(b)	182,341	1,440,494
Axcelis Technologies, Inc. (a)(b)	281,332	33,281,576
AXT, Inc. (a)(b)	353,234	943,135
CEVA, Inc. (a)	196,073	4,927,314
Cohu, Inc. (a)	404,954	13,703,643
Credo Technology Group Holding Ltd. (a)(b)	842,541	6,833,008
Diodes, Inc. (a)(b)	383,108	30,533,708
FormFactor, Inc. (a)	664,642	18,151,373
Ichor Holdings Ltd. (a)(b)	240,755	6,705,027
Impinj, Inc. (a)(b)	184,705	16,329,769
indie Semiconductor, Inc. (a)(b)	920,524	6,968,367
Kulicke & Soffa Industries, Inc. (b)	480,482	22,899,772
MACOM Technology Solutions Holdings, Inc. (a)(b)	466,721	27,228,503
MaxLinear, Inc. Class A (a)(b)	628,578	15,167,587
Onto Innovation, Inc. (a)	427,194	34,594,170
PDF Solutions, Inc. (a)	258,286	9,311,210
Photronics, Inc. (a)(b)	513,748	7,428,796
Power Integrations, Inc. (b)	487,640	35,490,439
Rambus, Inc. (a)(b)	920,973	40,835,943
Rigetti Computing, Inc. Class A (a)(b)	707,183	332,376
Semtech Corp. (a)	544,861	10,619,341
Silicon Laboratories, Inc. (a)(b)	272,676	37,983,767
SiTime Corp. (a)(b)	140,170	15,204,240
SkyWater Technology, Inc. (a)(b)	99,810	902,282
SMART Global Holdings, Inc. (a)(b)	418,204	6,448,706
Synaptics, Inc. (a)	342,513	30,332,951
Transphorm, Inc. (a)(b)	183,205	562,439
Ultra Clean Holdings, Inc. (a)(b)	389,173	11,106,997
Veeco Instruments, Inc. (a)(b)	435,762	8,026,736
		502,037,674
Software - 4.8%
8x8, Inc. (a)(b)	970,124	2,784,256
A10 Networks, Inc.	551,991	7,805,153
ACI Worldwide, Inc. (a)	966,413	24,479,241
Adeia, Inc.	896,300	6,847,732
Agilysys, Inc. (a)(b)	170,607	13,314,170
Alarm.com Holdings, Inc. (a)	414,881	19,785,675
Alkami Technology, Inc. (a)(b)	314,586	3,771,886
Altair Engineering, Inc. Class A (a)(b)	447,722	30,915,204
American Software, Inc. Class A	274,994	3,283,428
Amplitude, Inc. (a)(b)	486,691	5,523,943
AppFolio, Inc. (a)(b)	169,031	23,600,108
Appian Corp. Class A (a)(b)	345,484	12,972,924
Applied Digital Corp. (b)	581,966	1,862,291
Arteris, Inc. (a)(b)	151,929	565,176
Asana, Inc. (a)(b)	636,765	10,302,858
AvePoint, Inc. (a)(b)	1,136,746	4,933,478
Blackbaud, Inc. (a)	399,928	27,737,006
BlackLine, Inc. (a)(b)	475,626	26,497,124
Blend Labs, Inc. (a)(b)	1,616,872	957,350
Box, Inc. Class A (a)(b)	1,205,812	31,905,786
C3.ai, Inc. (a)(b)	514,295	9,164,737
Cerence, Inc. (a)(b)	346,849	8,861,992
Cipher Mining, Inc. (a)(b)	336,964	778,387
Cleanspark, Inc. (a)(b)	636,018	2,486,830
Clear Secure, Inc. (b)	557,711	13,491,029
CommVault Systems, Inc. (a)	383,713	22,358,957
Consensus Cloud Solutions, Inc. (a)(b)	160,950	6,008,264
Couchbase, Inc. (a)(b)	243,828	3,745,198
CS Disco, Inc. (a)(b)	198,980	1,170,002
Cvent Holding Corp. (a)(b)	395,736	3,328,140
Digimarc Corp. (a)(b)	117,799	2,007,295
Digital Turbine, Inc. (a)(b)	812,115	9,526,109
Domo, Inc. Class B (a)	268,498	4,263,748
E2open Parent Holdings, Inc. (a)(b)	1,711,662	10,766,354
Ebix, Inc.	227,729	3,702,874
eGain Communications Corp. (a)	174,476	1,280,654
Enfusion, Inc. Class A (a)(b)	230,958	1,935,428
EngageSmart, Inc. (a)(b)	310,369	5,329,036
Envestnet, Inc. (a)(b)	473,240	29,993,951
Everbridge, Inc. (a)	345,535	9,080,660
EverCommerce, Inc. (a)(b)	208,677	2,518,731
ForgeRock, Inc. (a)(b)	375,586	7,522,988
Greenidge Generation Holdings, Inc. (a)(b)	98,343	48,198
Instructure Holdings, Inc. (a)(b)	149,676	3,970,904
Intapp, Inc. (a)	125,431	5,057,378
InterDigital, Inc. (b)	255,589	17,313,599
IronNet, Inc. Class A (a)(b)	571,562	158,666
Kaleyra, Inc. (a)(b)	63,864	117,510
Latch, Inc. (a)(b)	914,956	722,632
LivePerson, Inc. (a)(b)	605,039	2,801,331
Liveramp Holdings, Inc. (a)	549,992	13,249,307
Livevox Holdings, Inc. (a)(b)	189,997	543,391
Marathon Digital Holdings, Inc. (a)(b)	1,008,777	10,158,384
Matterport, Inc. (a)(b)	1,946,334	4,534,958
MeridianLink, Inc. (a)(b)	197,947	2,957,328
MicroStrategy, Inc. Class A (a)(b)	83,281	27,347,815
Mitek Systems, Inc. (a)(b)	368,066	3,319,955
Model N, Inc. (a)(b)	321,618	9,905,834
Momentive Global, Inc. (a)(b)	1,125,398	10,567,487
N-able, Inc. (a)(b)	586,929	7,483,345
Nextnav, Inc. (a)(b)	580,958	1,254,869
Olo, Inc. (a)(b)	781,232	5,351,439
ON24, Inc. (a)	365,410	3,179,067
Onespan, Inc. (a)(b)	341,486	5,033,504
Pagerduty, Inc. (a)(b)	747,010	22,455,121
Porch Group, Inc. Class A (a)(b)	699,164	636,309
PowerSchool Holdings, Inc. (a)	393,313	8,212,375
Progress Software Corp.	368,961	20,248,580
PROS Holdings, Inc. (a)(b)	355,882	10,096,372
Q2 Holdings, Inc. (a)(b)	482,447	11,877,845
Qualys, Inc. (a)(b)	332,439	37,545,661
Rapid7, Inc. (a)(b)	509,677	24,775,399
Rimini Street, Inc. (a)	431,004	1,611,955
Riot Platforms, Inc. (a)(b)	1,368,070	16,362,117
Sapiens International Corp. NV	277,020	5,576,413
SecureWorks Corp. (a)(b)	80,053	726,081
SolarWinds, Inc. (a)(b)	411,854	3,550,181
SoundThinking, Inc. (a)(b)	77,287	2,299,288
Sprout Social, Inc. (a)(b)	404,035	19,902,764
SPS Commerce, Inc. (a)	312,439	46,022,265
Sumo Logic, Inc. (a)(b)	1,014,107	12,169,284
Telos Corp. (a)	460,487	782,828
Tenable Holdings, Inc. (a)	964,566	35,679,296
TeraWulf, Inc. (a)(b)	611,906	1,089,193
Upland Software, Inc. (a)	253,818	931,512
Varonis Systems, Inc. (a)	922,824	21,372,604
Verint Systems, Inc. (a)(b)	557,932	20,358,939
Veritone, Inc. (a)(b)	273,100	1,299,956
Viant Technology, Inc. (a)	116,132	513,303
Weave Communications, Inc. (a)(b)	270,817	1,199,719
Workiva, Inc. (a)(b)	410,282	38,328,544
Xperi, Inc. (b)	360,610	3,422,189
Yext, Inc. (a)(b)	967,651	8,495,976
Zeta Global Holdings Corp. (a)(b)	955,811	9,280,925
Zuora, Inc. (a)(b)	1,086,183	8,461,366
		949,527,414
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)(b)	299,135	8,827,474
CompoSecure, Inc. (a)(b)	69,227	519,203
Corsair Gaming, Inc. (a)(b)	347,996	6,062,090
Diebold Nixdorf, Inc. (a)(b)	619,407	499,800
Eastman Kodak Co. (a)(b)	495,402	1,629,873
IonQ, Inc. (a)(b)	1,040,103	5,730,968
Super Micro Computer, Inc. (a)(b)	404,458	42,642,007
Turtle Beach Corp. (a)(b)	132,921	1,444,851
Xerox Holdings Corp.	985,205	15,438,162
		82,794,428
TOTAL INFORMATION TECHNOLOGY		2,226,296,637
MATERIALS - 4.4%
Chemicals - 2.1%
AdvanSix, Inc.	230,617	8,689,649
American Vanguard Corp.	239,459	4,609,586
Amyris, Inc. (a)(b)	1,747,321	1,428,610
Aspen Aerogels, Inc. (a)(b)	434,963	2,722,868
Avient Corp.	784,699	30,218,758
Balchem Corp.	274,115	36,018,711
Cabot Corp. (b)	479,179	34,385,885
Chase Corp.	64,741	7,078,134
Danimer Scientific, Inc. (a)(b)	783,353	2,475,395
Diversey Holdings Ltd. (a)(b)	670,826	5,453,815
Ecovyst, Inc. (a)(b)	722,349	8,198,661
FutureFuel Corp.	219,086	1,643,145
H.B. Fuller Co. (b)	461,566	30,541,822
Hawkins, Inc.	167,327	6,749,971
Ingevity Corp. (a)	322,535	23,138,661
Innospec, Inc. (b)	212,828	21,629,710
Intrepid Potash, Inc. (a)(b)	96,912	2,498,391
Koppers Holdings, Inc. (b)	173,315	5,686,465
Kronos Worldwide, Inc. (b)	194,754	1,811,212
Livent Corp. (a)(b)	1,397,569	30,536,883
LSB Industries, Inc. (a)(b)	640,936	5,723,558
Mativ, Inc. (b)	469,816	9,100,336
Minerals Technologies, Inc.	277,636	16,452,709
Origin Materials, Inc. Class A (a)(b)	896,485	3,541,116
Orion Engineered Carbons SA	518,429	12,551,166
Perimeter Solutions SA (a)(b)	1,011,094	7,562,983
PureCycle Technologies, Inc. (a)(b)	916,376	6,020,590
Quaker Houghton (b)	116,722	21,783,827
Rayonier Advanced Materials, Inc. (a)	530,355	2,885,131
Sensient Technologies Corp.	360,598	26,850,127
Stepan Co.	183,058	16,877,948
Trinseo PLC (b)	302,116	5,474,342
Tronox Holdings PLC (b)	1,008,984	13,812,991
Valhi, Inc. (b)	17,749	275,642
		414,428,798
Construction Materials - 0.2%
Summit Materials, Inc.	1,022,569	28,028,616
United States Lime & Minerals, Inc. (b)	17,371	2,794,994
		30,823,610
Containers & Packaging - 0.3%
Eightco Holdings, Inc. (b)	10,635	20,313
Greif, Inc.:
Class A (b)	269,946	16,949,909
Class B (b)	1,881	148,110
Myers Industries, Inc. (b)	314,450	5,958,828
O-I Glass, Inc. (a)	1,323,278	29,734,057
Pactiv Evergreen, Inc.	372,139	2,939,898
Ranpak Holdings Corp. (A Shares) (a)(b)	373,340	1,523,227
TriMas Corp.	358,124	9,099,931
		66,374,273
Metals & Mining - 1.7%
5E Advanced Materials, Inc. (a)(b)	337,747	1,425,292
Alpha Metallurgical Resources (b)	131,342	19,249,484
Arconic Corp. (a)	873,261	21,613,210
ATI, Inc. (a)(b)	1,066,913	41,204,180
Carpenter Technology Corp.	410,423	21,645,709
Century Aluminum Co. (a)(b)	448,242	3,850,399
Coeur d'Alene Mines Corp. (a)(b)	2,408,061	8,187,407
Commercial Metals Co.	1,005,641	46,953,378
Compass Minerals International, Inc.	293,783	9,615,518
Constellium NV (a)(b)	1,087,671	16,151,914
Dakota Gold Corp. (b)	450,364	1,481,698
Haynes International, Inc.	106,438	5,003,650
Hecla Mining Co. (b)	4,764,577	28,825,691
Hycroft Mining Holding Corp. (a)(b)	1,287,316	486,477
Ivanhoe Electric, Inc. (b)	398,337	4,744,194
Kaiser Aluminum Corp. (b)	136,628	8,979,192
Materion Corp.	175,620	19,021,402
Novagold Resources, Inc. (a)(b)	2,052,770	11,167,069
Olympic Steel, Inc. (b)	82,513	3,842,630
Piedmont Lithium, Inc. (a)(b)	150,408	8,648,460
PolyMet Mining Corp. (a)	592,999	1,079,258
Ramaco Resources, Inc. (b)	197,882	1,608,781
Ryerson Holding Corp.	167,249	6,316,995
Schnitzer Steel Industries, Inc. Class A	220,576	6,372,441
SunCoke Energy, Inc.	713,790	5,553,286
TimkenSteel Corp. (a)(b)	381,064	6,379,011
Tredegar Corp. (b)	232,796	2,183,626
Warrior Metropolitan Coal, Inc.	443,499	15,331,760
Worthington Industries, Inc.	270,290	16,052,523
		342,974,635
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	144,025	5,199,303
Glatfelter Corp.	384,103	1,736,146
Sylvamo Corp.	293,281	13,438,135
		20,373,584
TOTAL MATERIALS		874,974,900
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust (SBI)	819,854	11,076,228
Agree Realty Corp.	758,703	51,584,217
Alexander & Baldwin, Inc.	640,984	12,326,122
Alexanders, Inc.	19,419	3,613,293
American Assets Trust, Inc.	438,433	7,979,481
Apartment Investment & Management Co. Class A	1,280,627	10,027,309
Apple Hospitality (REIT), Inc.	1,868,880	27,827,623
Armada Hoffler Properties, Inc.	604,562	7,085,467
Ashford Hospitality Trust, Inc. (a)	298,263	1,014,094
Bluerock Homes Trust, Inc. (b)	32,779	647,713
Braemar Hotels & Resorts, Inc.	567,221	2,155,440
Brandywine Realty Trust (SBI)	1,530,504	6,014,881
Broadstone Net Lease, Inc.	1,508,833	24,397,830
BRT Apartments Corp.	110,922	1,922,278
CareTrust (REIT), Inc.	863,284	16,825,405
CBL & Associates Properties, Inc. (b)	231,022	5,343,539
Centerspace	133,589	7,531,748
Chatham Lodging Trust	421,055	4,311,603
City Office REIT, Inc.	370,894	2,158,603
Clipper Realty, Inc.	102,657	538,949
Community Healthcare Trust, Inc.	212,497	7,605,268
Corporate Office Properties Trust (SBI)	981,993	22,477,820
CTO Realty Growth, Inc.	199,034	3,351,733
DiamondRock Hospitality Co.	1,820,748	14,766,266
Diversified Healthcare Trust (SBI)	2,051,611	1,873,941
Easterly Government Properties, Inc.	808,857	11,380,618
Elme Communities (SBI)	765,183	13,184,103
Empire State Realty Trust, Inc.	1,152,586	7,042,300
Equity Commonwealth	899,601	18,639,733
Essential Properties Realty Trust, Inc.	1,225,771	30,337,832
Farmland Partners, Inc.	436,007	4,551,913
Four Corners Property Trust, Inc.	731,965	18,672,427
Franklin Street Properties Corp.	882,563	1,023,773
Getty Realty Corp.	368,497	12,282,005
Gladstone Commercial Corp.	355,599	4,245,852
Gladstone Land Corp.	283,525	4,567,588
Global Medical REIT, Inc.	556,632	5,165,545
Global Net Lease, Inc.	925,969	10,426,411
Hersha Hospitality Trust	280,179	1,765,128
Independence Realty Trust, Inc.	1,960,191	32,637,180
Indus Realty Trust, Inc.	47,550	3,165,404
Industrial Logistics Properties Trust	580,594	1,196,024
InvenTrust Properties Corp.	591,014	13,327,366
Kite Realty Group Trust	1,891,129	39,184,193
LTC Properties, Inc.	349,997	11,707,400
LXP Industrial Trust (REIT)	2,366,506	22,245,156
National Health Investors, Inc.	364,520	18,142,160
Necessity Retail (REIT), Inc./The	1,197,657	6,599,090
NETSTREIT Corp.	494,642	9,012,377
NexPoint Residential Trust, Inc.	198,602	8,525,984
Office Properties Income Trust	436,061	2,843,118
One Liberty Properties, Inc.	150,773	3,320,021
Orion Office (REIT), Inc.	540,528	3,318,842
Outfront Media, Inc.	1,275,183	21,244,549
Paramount Group, Inc.	1,636,488	7,085,993
Pebblebrook Hotel Trust	1,126,303	16,027,292
Phillips Edison & Co., Inc. (b)	1,019,641	32,159,477
Physicians Realty Trust	1,985,899	28,636,664
Piedmont Office Realty Trust, Inc. Class A	1,100,705	7,165,590
Plymouth Industrial REIT, Inc.	334,267	6,765,564
Postal Realty Trust, Inc.	171,716	2,639,275
Potlatch Corp.	689,706	31,885,108
Retail Opportunity Investments Corp.	1,057,786	13,782,952
RLJ Lodging Trust	1,390,709	14,046,161
RPT Realty	749,930	6,974,349
Ryman Hospitality Properties, Inc.	463,845	41,588,343
Sabra Health Care REIT, Inc.	2,009,746	22,911,104
Safehold, Inc. (b)	349,619	9,691,439
Saul Centers, Inc.	107,556	3,875,243
Service Properties Trust	1,418,563	12,440,798
SITE Centers Corp.	1,673,595	20,652,162
Stag Industrial, Inc.	1,565,807	53,033,883
Star Holdings	110,976	1,791,153
Summit Hotel Properties, Inc.	918,967	5,918,147
Sunstone Hotel Investors, Inc.	1,838,771	17,523,488
Tanger Factory Outlet Centers, Inc.	879,211	17,241,328
Terreno Realty Corp.	701,273	43,191,404
The Macerich Co.	1,869,421	18,675,516
UMH Properties, Inc.	469,389	7,134,713
Uniti Group, Inc.	2,084,567	7,129,219
Universal Health Realty Income Trust (SBI)	114,549	4,982,882
Urban Edge Properties	999,839	14,667,638
Urstadt Biddle Properties, Inc. Class A	254,066	4,375,017
Veris Residential, Inc. (a)	743,642	12,158,547
Whitestone REIT Class B	427,029	3,821,910
Xenia Hotels & Resorts, Inc.	993,048	12,571,988
		1,096,755,290
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)(b)	7,326	136,483
Anywhere Real Estate, Inc. (a)	927,517	5,908,283
Compass, Inc. (a)(b)	2,397,881	5,611,042
Cushman & Wakefield PLC (a)(b)	1,378,096	13,574,246
Digitalbridge Group, Inc.	1,364,267	16,957,839
Doma Holdings, Inc. Class A (a)(b)	1,090,319	468,837
Douglas Elliman, Inc.	660,509	2,107,024
eXp World Holdings, Inc. (b)	606,696	7,092,276
Forestar Group, Inc. (a)(b)	157,339	3,042,936
FRP Holdings, Inc. (a)	56,306	3,265,748
Kennedy-Wilson Holdings, Inc. (b)	1,021,549	17,141,592
Marcus & Millichap, Inc. (b)	218,927	6,889,633
Newmark Group, Inc. (b)	1,170,822	7,423,011
Offerpad Solutions, Inc. (a)(b)	559,407	261,411
RE/MAX Holdings, Inc.	154,387	2,981,213
Redfin Corp. (a)(b)	915,917	6,823,582
Stratus Properties, Inc.	49,780	1,065,292
Tejon Ranch Co. (a)	177,260	3,063,053
The RMR Group, Inc.	135,807	3,225,416
The St. Joe Co.	299,246	12,299,011
Transcontinental Realty Investors, Inc. (a)	10,137	369,494
		119,707,422
TOTAL REAL ESTATE		1,216,462,712
UTILITIES - 3.3%
Electric Utilities - 0.8%
Allete, Inc.	493,168	30,763,820
MGE Energy, Inc. (b)	313,100	23,986,591
Otter Tail Corp. (b)	354,795	25,527,500
PNM Resources, Inc.	730,311	35,149,868
Portland General Electric Co.	770,427	38,999,015
Via Renewables, Inc. Class A, (b)	23,159	239,696
		154,666,490
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (b)	843,957	35,952,568
Chesapeake Utilities Corp.	150,248	18,555,628
New Jersey Resources Corp. (b)	828,258	42,771,243
Northwest Natural Holding Co.	300,931	14,131,720
ONE Gas, Inc.	464,864	35,771,285
Southwest Gas Holdings, Inc.	578,448	32,393,088
Spire, Inc. (b)	440,524	29,836,691
		209,412,223
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)(b)	789,588	3,584,730
Clearway Energy, Inc.:
Class A (b)	801,045	23,214,284
Class C	232,068	7,047,905
Montauk Renewables, Inc. (a)(b)	556,753	3,702,407
Ormat Technologies, Inc.	449,930	38,608,493
Sunnova Energy International, Inc. (a)(b)	858,012	15,409,896
		91,567,715
Multi-Utilities - 0.5%
Avista Corp. (b)	636,681	28,058,532
Black Hills Corp.	560,053	36,565,860
NorthWestern Energy Corp.	500,061	29,313,576
Unitil Corp.	137,547	7,646,238
		101,584,206
Water Utilities - 0.5%
American States Water Co.	318,289	28,248,149
Artesian Resources Corp. Class A	71,420	3,912,388
California Water Service Group	468,767	26,288,453
Global Water Resources, Inc.	115,733	1,269,591
Middlesex Water Co.	150,895	11,012,317
Pure Cycle Corp. (a)(b)	171,684	1,694,521
SJW Group	232,863	17,678,959
York Water Co.	122,203	5,137,414
		95,241,792
TOTAL UTILITIES		652,472,426
TOTAL COMMON STOCKS (Cost $19,553,439,289)		19,527,211,934

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $20,842,974)	21,000,000	20,830,885

Money Market Funds - 18.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	147,969,069	147,998,663
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	3,440,659,924	3,441,003,990
TOTAL MONEY MARKET FUNDS (Cost $3,588,984,690)		3,589,002,653

TOTAL INVESTMENT IN SECURITIES - 117.3% (Cost $23,163,266,953)	23,137,045,472
NET OTHER ASSETS (LIABILITIES) - (17.3)%	(3,405,007,252)
NET ASSETS - 100.0%	19,732,038,220

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2,267	Jun 2023	201,173,580	992,265	992,265

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,456,517.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	194,733,187	4,410,544,953	4,457,279,478	5,135,782	-	1	147,998,663	0.4%
Fidelity Securities Lending Cash Central Fund 4.88%	2,697,694,701	10,760,034,560	10,016,725,271	35,943,156	-	-	3,441,003,990	10.4%
Total	2,892,427,888	15,170,579,513	14,474,004,749	41,078,938	-	1	3,589,002,653

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	542,277,306	542,277,306	-	-
Consumer Discretionary	2,243,617,732	2,243,617,732	-	-
Consumer Staples	760,775,216	760,775,216	-	-
Energy	1,261,993,853	1,261,993,853	-	-
Financials	3,082,637,690	3,082,637,690	-	-
Health Care	3,355,504,064	3,351,852,584	3,440,722	210,758
Industrials	3,310,199,398	3,310,199,398	-	-
Information Technology	2,226,296,637	2,226,296,637	-	-
Materials	874,974,900	874,974,900	-	-
Real Estate	1,216,462,712	1,216,462,712	-	-
Utilities	652,472,426	652,472,426	-	-

U.S. Government and Government Agency Obligations	20,830,885	-	20,830,885	-

Money Market Funds	3,589,002,653	3,589,002,653	-	-
Total Investments in Securities:	23,137,045,472	23,112,563,107	24,271,607	210,758
Derivative Instruments:

Assets
Futures Contracts	992,265	992,265	-	-
Total Assets	992,265	992,265	-	-
Total Derivative Instruments:	992,265	992,265	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	992,265	0
Total Equity Risk	992,265	0
Total Value of Derivatives	992,265	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2023

Assets
Investment in securities, at value (including securities loaned of $3,351,857,546) - See accompanying schedule:
Unaffiliated issuers (cost $19,574,282,263)	$19,548,042,819
Fidelity Central Funds (cost $3,588,984,690)	3,589,002,653

Total Investment in Securities (cost $23,163,266,953)		$23,137,045,472
Cash		20,659,152
Receivable for investments sold		865,759
Receivable for fund shares sold		23,090,698
Dividends receivable		5,942,612
Distributions receivable from Fidelity Central Funds		2,552,853
Receivable for daily variation margin on futures contracts		1,602,415
Other receivables		52,289
Total assets		23,191,811,250
Liabilities
Payable for investments purchased	$1,025,174
Payable for fund shares redeemed	17,375,902
Accrued management fee	411,893
Collateral on securities loaned	3,440,960,061
Total Liabilities		3,459,773,030
Net Assets		$19,732,038,220
Net Assets consist of:
Paid in capital		$20,134,772,062
Total accumulated earnings (loss)		(402,733,842)
Net Assets		$19,732,038,220
Net Asset Value , offering price and redemption price per share ($19,732,038,220 ÷ 900,419,726 shares)		$21.91

Statement of Operations
		Year ended April 30, 2023
Investment Income
Dividends		$284,484,634
Interest		440,787
Income from Fidelity Central Funds (including $35,943,156 from security lending)		41,078,938
Total Income		326,004,359
Expenses
Management fee	$4,683,823
Independent trustees' fees and expenses	67,699
Total expenses before reductions	4,751,522
Expense reductions	(15,036)
Total expenses after reductions		4,736,486
Net Investment income (loss)		321,267,873
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(68,488,113)
Redemptions in-kind	295,395,555
Futures contracts	7,410,738
Total net realized gain (loss)		234,318,180
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,243,987,022)
Fidelity Central Funds	1
Futures contracts	12,647,446
Total change in net unrealized appreciation (depreciation)		(1,231,339,575)
Net gain (loss)		(997,021,395)
Net increase (decrease) in net assets resulting from operations		$(675,753,522)
Statement of Changes in Net Assets

	Year ended April 30, 2023	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$321,267,873	$234,335,415
Net realized gain (loss)	234,318,180	1,360,437,369
Change in net unrealized appreciation (depreciation)	(1,231,339,575)	(5,274,911,692)
Net increase (decrease) in net assets resulting from operations	(675,753,522)	(3,680,138,908)
Distributions to shareholders	(230,640,532)	(803,693,172)
Share transactions
Proceeds from sales of shares	6,708,339,746	10,108,089,119
Reinvestment of distributions	217,324,816	759,419,198
Cost of shares redeemed	(4,991,776,380)	(8,894,495,318)
Net increase (decrease) in net assets resulting from share transactions	1,933,888,182	1,973,012,999
Total increase (decrease) in net assets	1,027,494,128	(2,510,819,081)

Net Assets
Beginning of period	18,704,544,092	21,215,363,173
End of period	$19,732,038,220	$18,704,544,092

Other Information
Shares
Sold	298,979,514	369,838,910
Issued in reinvestment of distributions	10,014,969	27,878,199
Redeemed	(222,498,112)	(321,734,800)
Net increase (decrease)	86,496,371	75,982,309

Financial Highlights
Fidelity® Small Cap Index Fund

Years ended April 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.98	$28.75	$16.60	$20.43	$20.49
Income from Investment Operations
Net investment income (loss) A,B	.38	.30	.25	.27	.27
Net realized and unrealized gain (loss)	(1.18)	(4.99)	12.13	(3.48)	.60
Total from investment operations	(.80)	(4.69)	12.38	(3.21)	.87
Distributions from net investment income	(.27)	(.35)	(.23)	(.28)	(.23)
Distributions from net realized gain	-	(.73)	-	(.35)	(.70)
Total distributions	(.27)	(1.08)	(.23)	(.62) C	(.93)
Net asset value, end of period	$21.91	$22.98	$28.75	$16.60	$20.43
Total Return D	(3.46)%	(16.89)%	74.95%	(16.27)%	4.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03%	.02% G	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.02% G	.03%	.03%	.03%
Expenses net of all reductions	.02%	.02% G	.03%	.03%	.03%
Net investment income (loss)	1.69%	1.10%	1.09%	1.42%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$19,732,038	$18,704,544	$21,215,363	$9,927,295	$8,564,571
Portfolio turnover rate H	9% I	24% I	19%	17%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended April 30, 2023

1. Organization.
Fidelity Mid Cap Index Fund and   Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$110,662

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distributions for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$24,369,081,778	$6,189,636,798	$(3,287,632,211)	$2,902,004,587
Fidelity Small Cap Index Fund	23,420,238,761	4,229,754,899	(4,512,948,188)	(283,193,289)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$87,747,597	$-	$-	$2,902,004,587
Fidelity Small Cap Index Fund	76,949,999	-	(196,490,552)	(283,193,289)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Small Cap Index Fund	(196,490,552)	-	(196,490,552)

Certain of the Funds intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to April 30, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Mid Cap Index Fund	$ (75,658,313)

The tax character of distributions paid was as follows:

April 30, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$384,865,794	$113,495,091	$498,360,885
Fidelity Small Cap Index Fund	230,640,532	-	230,640,532

April 30, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$410,792,422	$415,025,357	$825,817,779
Fidelity Small Cap Index Fund	264,428,720	539,264,452	803,693,172
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	5,829,904,577	2,308,078,989
Fidelity Small Cap Index Fund	5,265,740,911	1,762,602,341

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	18,229,349	293,092,884	469,588,022
Fidelity Small Cap Index Fund	21,136,549	295,395,555	463,390,557

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	9,065,524	153,247,486	281,565,838
Fidelity Small Cap Index Fund	49,257,749	852,368,692	1,380,190,093
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2024.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	$ 30,072,333	1.65%
Fidelity Small Cap Index Fund	Borrower	$ 319,064,000	1.80%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$1,256,841	$ 218,564	$1,834,498
Fidelity Small Cap Index Fund	$ 3,871,429	$ 2,066,124	$18,838,430

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$ 6,067
Fidelity Small Cap Index Fund	15,036
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 299 funds. Mr. Chiel oversees 188 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Mid Cap Index Fund	.03%
Actual		$ 1,000	$ 1,038.00	$ .15
Hypothetical- B		$ 1,000	$ 1,024.65	$ .15

Fidelity® Small Cap Index Fund	.03%
Actual		$ 1,000	$ 966.70	$ .15
Hypothetical- B		$ 1,000	$ 1,024.65	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$ 35,849,755
Fidelity Small Cap Index Fund	$0
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Index Fund
June 2022	100%
December 2022	77%
Fidelity Small Cap Index Fund
December 2022	63%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Index Fund
June 2022	100%
December 2022	82.83%
Fidelity Small Cap Index Fund
December 2022	69.23%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Index Fund
June 2022	0.01%
December 2022	15.33%
Fidelity Small Cap Index Fund
December 2022	19.80%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Mid Cap Index Fund	$0
Fidelity Small Cap Index Fund	$3,037,920

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.929320.111
MCX-I-SCX-I-ANN-0623
Fidelity® Large Cap Growth Index Fund

Annual Report
April 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Large Cap Growth Index Fund	2.33%	13.76%	15.08%

A     From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund, on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 2.66% for the 12 months ending April 30, 2023, according to the S&P 500 ® index, as markets digested multiple crosscurrents and sustained year-to-date momentum. The upturn followed a year in which the S&P 500 ® returned -18.11% amid a multitude of risk factors. Record inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while also shrinking its massive asset portfolio. Against this backdrop, stocks struggled to gain traction until a rally in late 2022, as risky assets regained favor. The S&P 500 ® continued to advance in 2023, gaining 7.50% in the first quarter and adding 1.56% in April, supported by moderating inflation data, a resilient labor market, earnings that continued to exceed lowered expectations and indications from the Fed it was nearing the end of its interest rate hiking regime. Indeed, the central bank stepped down to hikes of 25 basis points (0.25 percentage points) in February and March, as stress in the financial system started to show, with two regional banks failing in March. For the full 12 months, value stocks handily outpaced growth. By sector, energy (+19%) led the way, followed by information technology (+9%) and industrials (+7%). In contrast, real estate (-16%), consumer discretionary (-8%) and materials (-3%) lagged most.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2023, the fund gained 2.33%, roughly in line with the 2.34% advance of the benchmark Russell 1000 ® Growth Index. By sector, information technology rose about 8% and contributed most. Health care, which gained roughly 9%, also helped. The industrials sector rose approximately 5%, boosted by the capital goods industry (+11%), and energy (+10%) also contributed. Other notable contributors included the consumer staples (+1%), financials (+2%), and utilities (+12%) sectors. Conversely, consumer discretionary returned roughly -11% and detracted most. Communication services (-5%), especially in the media & entertainment industry (-5%), also hurt. Other detractors were the real estate (-13%) sector, hampered by the equity real estate investment trusts industry (-13%), and the materials (-8%) sector. Turning to individual stocks, the biggest individual contributor was Microsoft (+12%), from the software & services segment. In semiconductors & semiconductor equipment, Nvidia (+50%) and Broadcom (+17%) helped. Apple, within the technology hardware & equipment industry, advanced approximately 8% and lifted the fund. Another contributor was Eli Lilly (+37%), a stock in the pharmaceuticals, biotechnology & life sciences group. Conversely, the biggest individual detractor was Tesla (-43%), from the automobiles & components category. Amazon.com, within the consumer discretionary distribution & retail group, returned -15% and hindered the fund. In media & entertainment, Alphabet (-6%) and Meta Platforms (+20%) hurt. Another detractor was Crown Castle (-31%), a stock in the equity real estate investment trusts industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.9
Microsoft Corp.	11.7
Amazon.com, Inc.	4.7
NVIDIA Corp.	3.3
Alphabet, Inc. Class A	2.9
Alphabet, Inc. Class C	2.5
Tesla, Inc.	2.2
UnitedHealth Group, Inc.	2.1
Visa, Inc. Class A	1.9
MasterCard, Inc. Class A	1.7
45.9

Market Sectors (% of Fund's net assets)

Information Technology	41.6
Consumer Discretionary	13.9
Health Care	12.0
Industrials	7.9
Communication Services	7.3
Financials	6.8
Consumer Staples	6.1
Real Estate	1.4
Energy	1.4
Materials	1.3
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments April 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Entertainment - 0.9%
Electronic Arts, Inc.	11,108	1,413,826
Liberty Media Corp. Liberty Formula One:
Class A (a)	1,766	114,401
Series C (a)	14,480	1,045,311
Live Nation Entertainment, Inc. (a)	51,132	3,465,727
Madison Square Garden Sports Corp.	6,148	1,232,674
Netflix, Inc. (a)	129,750	42,808,418
Playtika Holding Corp. (a)	54,693	546,930
Roblox Corp. (a)	293,727	10,456,681
Roku, Inc. Class A (a)	22,702	1,276,079
Spotify Technology SA (a)	91,910	12,279,176
Take-Two Interactive Software, Inc. (a)	89,848	11,167,208
The Walt Disney Co. (a)	80,246	8,225,215
Warner Bros Discovery, Inc.	1,137,000	15,474,570
World Wrestling Entertainment, Inc. Class A (b)	28,242	3,026,695
		112,532,911
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	3,439,045	369,147,090
Class C (a)	2,991,267	323,714,915
Match Group, Inc. (a)	171,344	6,322,594
Meta Platforms, Inc. Class A (a)	311,497	74,858,959
Pinterest, Inc. Class A (a)	82,312	1,893,176
TripAdvisor, Inc. (a)	5,658	100,316
Zoominfo Technologies, Inc. (a)	180,218	3,948,576
		779,985,626
Media - 0.4%
Cable One, Inc. (b)	2,323	1,761,786
Charter Communications, Inc. Class A (a)	69,096	25,475,695
Liberty Broadband Corp.:
Class A (a)	5,537	468,043
Class C (a)	36,180	3,067,340
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	13,276	373,056
Series C (a)	28,728	802,660
Nexstar Broadcasting Group, Inc. Class A	2,142	371,530
The Trade Desk, Inc. (a)	288,135	18,538,606
		50,858,716
TOTAL COMMUNICATION SERVICES		943,377,253
CONSUMER DISCRETIONARY - 13.9%
Automobile Components - 0.0%
Aptiv PLC (a)	44,514	4,578,710
Automobiles - 2.2%
Lucid Group, Inc. Class A (a)(b)	357,444	2,838,105
Tesla, Inc. (a)	1,698,561	279,090,558
		281,928,663
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	5,841,389	615,974,470
eBay, Inc.	46,420	2,155,281
Etsy, Inc. (a)	82,092	8,293,755
Nordstrom, Inc. (b)	62,556	967,116
Ollie's Bargain Outlet Holdings, Inc. (a)	2,152	140,418
		627,531,040
Distributors - 0.1%
Genuine Parts Co.	7,370	1,240,445
Pool Corp.	24,980	8,775,974
		10,016,419
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	10,617	808,166
H&R Block, Inc.	82,450	2,795,880
Mister Car Wash, Inc. (a)(b)	37,822	333,590
		3,937,636
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	246,516	29,500,570
Booking Holdings, Inc. (a)	25,483	68,455,238
Caesars Entertainment, Inc. (a)	92,301	4,180,312
Chipotle Mexican Grill, Inc. (a)	18,048	37,316,406
Choice Hotels International, Inc. (b)	21,077	2,687,739
Churchill Downs, Inc.	23,400	6,845,202
Darden Restaurants, Inc.	58,680	8,915,252
Domino's Pizza, Inc.	16,921	5,371,910
Doordash, Inc. (a)	145,219	8,885,951
Draftkings Holdings, Inc.	232,337	5,090,504
Expedia, Inc. (a)	96,833	9,098,429
Hilton Worldwide Holdings, Inc.	124,612	17,946,620
Las Vegas Sands Corp. (a)	80,996	5,171,595
Marriott International, Inc. Class A	174,365	29,526,969
McDonald's Corp.	118,023	34,905,302
Norwegian Cruise Line Holdings Ltd. (a)(b)	20,629	275,397
Planet Fitness, Inc. (a)	40,392	3,358,191
Six Flags Entertainment Corp. (a)(b)	24,399	592,164
Starbucks Corp.	271,295	31,006,306
Travel+Leisure Co.	37,579	1,438,148
Vail Resorts, Inc.	24,959	6,003,139
Wendy's Co.	111,992	2,475,023
Wyndham Hotels & Resorts, Inc.	39,589	2,700,762
Wynn Resorts Ltd. (a)	8,636	986,922
Yum! Brands, Inc.	21,301	2,994,495
		325,728,546
Household Durables - 0.2%
D.R. Horton, Inc.	108,551	11,921,071
NVR, Inc. (a)	1,384	8,082,560
PulteGroup, Inc.	58,246	3,911,219
Toll Brothers, Inc.	37,437	2,392,599
TopBuild Corp. (a)	17,649	3,979,497
		30,286,946
Leisure Products - 0.1%
Brunswick Corp.	8,237	698,415
Mattel, Inc. (a)	111,093	1,999,674
Polaris, Inc.	26,786	2,910,299
YETI Holdings, Inc. (a)	56,720	2,237,604
		7,845,992
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	3,080	386,632
AutoZone, Inc. (a)	11,173	29,757,163
Best Buy Co., Inc.	40,626	3,027,450
Burlington Stores, Inc. (a)	39,950	7,702,760
CarMax, Inc. (a)(b)	12,005	840,710
Carvana Co. Class A (a)(b)	69,107	479,603
Five Below, Inc. (a)	35,836	7,072,593
Floor & Decor Holdings, Inc. Class A (a)(b)	67,791	6,734,358
Leslie's, Inc. (a)(b)	102,569	1,112,874
Lowe's Companies, Inc.	343,131	71,312,916
O'Reilly Automotive, Inc. (a)	16,612	15,238,354
RH (a)	4,464	1,138,900
Ross Stores, Inc.	94,923	10,131,132
The Home Depot, Inc.	388,460	116,747,768
TJX Companies, Inc.	762,760	60,120,743
Tractor Supply Co.	72,504	17,284,954
Ulta Beauty, Inc. (a)	33,091	18,247,370
Victoria's Secret & Co. (a)	38,025	1,179,155
Wayfair LLC Class A (a)(b)	32,774	1,141,518
Williams-Sonoma, Inc. (b)	34,368	4,159,903
		373,816,856
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	15,266	7,317,604
lululemon athletica, Inc. (a)	73,339	27,863,686
NIKE, Inc. Class B	790,617	100,186,986
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,258	705,193
Tapestry, Inc.	20,866	851,541
		136,925,010
TOTAL CONSUMER DISCRETIONARY		1,802,595,818
CONSUMER STAPLES - 6.1%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	5,879	1,866,641
Brown-Forman Corp.:
Class A	17,165	1,130,830
Class B (non-vtg.)	71,248	4,637,532
Monster Beverage Corp.	444,940	24,916,640
PepsiCo, Inc.	767,731	146,552,171
The Coca-Cola Co.	1,924,587	123,462,256
		302,566,070
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	55,539	4,241,513
Costco Wholesale Corp.	290,972	146,422,930
Dollar General Corp.	148,084	32,794,683
Dollar Tree, Inc. (a)	42,525	6,536,518
Grocery Outlet Holding Corp. (a)	4,155	123,736
Performance Food Group Co. (a)	30,820	1,932,106
Sysco Corp.	333,612	25,601,385
Target Corp.	167,698	26,454,360
		244,107,231
Food Products - 0.3%
Darling Ingredients, Inc. (a)	7,214	429,738
Freshpet, Inc. (a)(b)	16,640	1,147,661
Kellogg Co.	91,655	6,394,769
Lamb Weston Holdings, Inc.	94,616	10,579,015
Pilgrim's Pride Corp. (a)	16,045	365,986
The Hershey Co.	83,102	22,691,832
		41,609,001
Household Products - 1.3%
Church & Dwight Co., Inc.	72,262	7,018,085
Colgate-Palmolive Co.	334,598	26,700,920
Kimberly-Clark Corp.	131,098	18,994,789
Procter & Gamble Co.	660,869	103,346,694
The Clorox Co.	67,074	11,108,796
		167,169,284
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	150,795	37,204,142
Olaplex Holdings, Inc. (a)	80,332	297,228
		37,501,370
TOTAL CONSUMER STAPLES		792,952,956
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	267,309	8,754,370
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. (a)	121,271	2,788,020
Cheniere Energy, Inc.	93,979	14,378,787
Coterra Energy, Inc.	84,104	2,153,062
Devon Energy Corp.	208,873	11,160,084
Diamondback Energy, Inc.	67,124	9,545,033
Enviva, Inc.	19,910	428,065
EOG Resources, Inc.	280,930	33,562,707
Hess Corp.	144,774	21,000,916
New Fortress Energy, Inc.	36,096	1,093,348
Occidental Petroleum Corp.	430,741	26,503,494
ONEOK, Inc.	32,940	2,154,605
Ovintiv, Inc.	114,776	4,141,118
PDC Energy, Inc.	30,846	2,006,532
Pioneer Natural Resources Co.	85,880	18,683,194
Range Resources Corp.	102,174	2,702,502
Southwestern Energy Co. (a)	50,876	264,046
Targa Resources Corp.	148,346	11,204,573
Texas Pacific Land Corp. (b)	3,756	5,550,053
		169,320,139
TOTAL ENERGY		178,074,509
FINANCIALS - 6.8%
Banks - 0.0%
First Citizens Bancshares, Inc.	1,777	1,789,759
Western Alliance Bancorp.	42,401	1,573,925
		3,363,684
Capital Markets - 1.4%
Ameriprise Financial, Inc.	44,066	13,445,418
Ares Management Corp.	100,687	8,819,174
Blackstone, Inc.	466,208	41,646,361
Blue Owl Capital, Inc. Class A (b)	276,830	3,117,106
Charles Schwab Corp.	554,400	28,961,856
FactSet Research Systems, Inc.	24,919	10,258,903
LPL Financial	52,263	10,914,605
MarketAxess Holdings, Inc.	24,385	7,763,452
Moody's Corp.	99,024	31,006,395
Morningstar, Inc.	14,785	2,636,313
MSCI, Inc.	38,415	18,533,317
Raymond James Financial, Inc.	10,226	925,760
Tradeweb Markets, Inc. Class A	44,673	3,145,426
		181,174,086
Consumer Finance - 0.0%
American Express Co.	24,595	3,968,157
Credit Acceptance Corp. (a)(b)	437	213,912
Upstart Holdings, Inc. (a)(b)	8,992	124,989
		4,307,058
Financial Services - 4.1%
Apollo Global Management, Inc.	241,937	15,336,386
Euronet Worldwide, Inc. (a)	23,339	2,584,561
Fiserv, Inc. (a)	35,224	4,301,555
FleetCor Technologies, Inc. (a)	47,139	10,083,975
Jack Henry & Associates, Inc.	47,655	7,783,968
MasterCard, Inc. Class A	559,223	212,521,517
PayPal Holdings, Inc. (a)	230,694	17,532,744
Rocket Companies, Inc. (a)(b)	41,314	368,108
Shift4 Payments, Inc. (a)	33,163	2,247,457
The Western Union Co.	81,775	893,801
Toast, Inc. (a)	167,338	3,045,552
UWM Holdings Corp. Class A (b)	55,741	334,446
Visa, Inc. Class A	1,068,304	248,626,390
WEX, Inc. (a)	20,708	3,672,564
		529,333,024
Insurance - 1.3%
Aon PLC	126,828	41,241,929
Arch Capital Group Ltd. (a)	75,532	5,670,187
Arthur J. Gallagher & Co.	15,562	3,237,830
Assurant, Inc.	2,170	267,192
Brown & Brown, Inc.	11,815	760,768
Erie Indemnity Co. Class A	12,185	2,648,166
Everest Re Group Ltd.	7,893	2,983,554
Lincoln National Corp.	22,829	496,074
Markel Corp. (a)	1,986	2,717,901
Marsh & McLennan Companies, Inc.	290,690	52,379,431
Progressive Corp.	333,781	45,527,728
RenaissanceRe Holdings Ltd.	15,464	3,331,100
Ryan Specialty Group Holdings, Inc. (a)(b)	53,922	2,203,253
		163,465,113
TOTAL FINANCIALS		881,642,965
HEALTH CARE - 12.0%
Biotechnology - 3.1%
AbbVie, Inc.	1,161,507	175,526,938
Alnylam Pharmaceuticals, Inc. (a)	80,698	16,075,042
Amgen, Inc.	294,779	70,670,317
Exact Sciences Corp. (a)	20,757	1,329,901
Exelixis, Inc. (a)	181,643	3,324,067
Horizon Therapeutics PLC (a)	135,161	15,024,497
Incyte Corp. (a)	103,666	7,713,787
Ionis Pharmaceuticals, Inc. (a)	85,275	3,016,177
Moderna, Inc. (a)	13,062	1,735,809
Natera, Inc. (a)	59,587	3,022,253
Neurocrine Biosciences, Inc. (a)	62,908	6,356,224
Novavax, Inc. (a)(b)	55,745	427,564
Regeneron Pharmaceuticals, Inc. (a)	9,947	7,975,405
Repligen Corp. (a)	25,873	3,923,123
Sarepta Therapeutics, Inc. (a)	55,259	6,784,147
Seagen, Inc. (a)	89,252	17,850,400
Ultragenyx Pharmaceutical, Inc. (a)	34,236	1,495,086
Vertex Pharmaceuticals, Inc. (a)	158,631	54,050,341
		396,301,078
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	148,751	16,432,523
Align Technology, Inc. (a)	38,635	12,567,966
Baxter International, Inc.	51,581	2,459,382
DexCom, Inc. (a)	253,082	30,708,970
Edwards Lifesciences Corp. (a)	405,848	35,706,507
GE Healthcare Holding LLC	13,416	1,091,257
Globus Medical, Inc. (a)(b)	3,366	195,699
ICU Medical, Inc. (a)	2,474	467,932
IDEXX Laboratories, Inc. (a)	53,970	26,561,875
Insulet Corp. (a)	45,193	14,373,182
Intuitive Surgical, Inc. (a)	213,219	64,225,827
Masimo Corp. (a)	23,831	4,507,395
Novocure Ltd. (a)(b)	67,860	4,471,974
Penumbra, Inc. (a)	23,420	6,654,090
ResMed, Inc.	94,866	22,858,911
Stryker Corp.	123,520	37,012,768
Tandem Diabetes Care, Inc. (a)	39,220	1,552,328
		281,848,586
Health Care Providers & Services - 2.9%
agilon health, Inc. (a)(b)	116,070	2,817,019
AmerisourceBergen Corp.	107,054	17,861,960
Chemed Corp.	3,404	1,876,455
Cigna Group	30,620	7,755,740
DaVita HealthCare Partners, Inc. (a)	36,484	3,296,694
Elevance Health, Inc.	48,160	22,570,184
Guardant Health, Inc. (a)	63,840	1,440,230
HCA Holdings, Inc.	8,651	2,485,692
Humana, Inc.	58,647	31,111,647
McKesson Corp.	17,657	6,431,386
Molina Healthcare, Inc. (a)	29,184	8,693,622
UnitedHealth Group, Inc.	559,403	275,276,622
		381,617,251
Health Care Technology - 0.2%
Certara, Inc. (a)	49,131	1,187,496
Definitive Healthcare Corp. (a)(b)	11,558	123,671
Doximity, Inc. (a)(b)	34,065	1,251,889
Teladoc Health, Inc. (a)(b)	10,105	268,086
Veeva Systems, Inc. Class A (a)	91,499	16,385,641
		19,216,783
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)(b)	54,137	2,838,403
Agilent Technologies, Inc.	174,426	23,622,513
Avantor, Inc. (a)	372,041	7,247,359
Bio-Techne Corp.	102,149	8,159,662
Bruker Corp.	70,347	5,566,558
Charles River Laboratories International, Inc. (a)	30,860	5,867,103
Danaher Corp.	28,941	6,856,412
IQVIA Holdings, Inc. (a)	121,818	22,929,802
Maravai LifeSciences Holdings, Inc. (a)	71,917	991,735
Mettler-Toledo International, Inc. (a)	14,440	21,537,260
Sotera Health Co. (a)	65,114	1,091,962
Syneos Health, Inc. (a)	11,796	463,111
Thermo Fisher Scientific, Inc.	31,368	17,406,103
Waters Corp. (a)	38,779	11,647,660
West Pharmaceutical Services, Inc.	48,617	17,562,405
		153,788,048
Pharmaceuticals - 2.4%
Catalent, Inc. (a)	37,568	1,882,908
Eli Lilly & Co.	450,762	178,438,645
Merck & Co., Inc.	696,594	80,435,709
Zoetis, Inc. Class A	309,421	54,390,023
		315,147,285
TOTAL HEALTH CARE		1,547,919,031
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	34,325	7,232,621
BWX Technologies, Inc.	23,431	1,513,174
HEICO Corp.	27,634	4,660,198
HEICO Corp. Class A	48,581	6,521,028
Howmet Aerospace, Inc.	23,848	1,056,228
Huntington Ingalls Industries, Inc.	5,693	1,148,050
Lockheed Martin Corp.	149,647	69,503,549
Northrop Grumman Corp.	11,082	5,111,794
Spirit AeroSystems Holdings, Inc. Class A	65,026	1,935,174
The Boeing Co. (a)	113,244	23,416,594
TransDigm Group, Inc.	13,047	9,980,955
		132,079,365
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	20,513	2,069,146
Expeditors International of Washington, Inc.	32,145	3,659,387
GXO Logistics, Inc. (a)	7,545	400,866
United Parcel Service, Inc. Class B	430,955	77,490,019
		83,619,418
Building Products - 0.3%
A.O. Smith Corp.	19,785	1,351,118
Advanced Drain Systems, Inc. (b)	40,847	3,501,405
Allegion PLC	45,587	5,036,452
Armstrong World Industries, Inc.	17,229	1,182,943
Carlisle Companies, Inc.	28,438	6,138,342
Fortune Brands Home & Security, Inc.	28,915	1,870,511
Masco Corp.	7,720	413,097
MasterBrand, Inc.	29,461	237,750
Trane Technologies PLC	87,666	16,289,219
Trex Co., Inc. (a)	72,231	3,948,146
		39,968,983
Commercial Services & Supplies - 0.8%
Cintas Corp.	53,037	24,172,673
Copart, Inc. (a)	279,864	22,123,249
Driven Brands Holdings, Inc. (a)	2,514	77,180
MSA Safety, Inc.	9,376	1,216,536
Republic Services, Inc.	8,651	1,251,108
Ritchie Bros. Auctioneers, Inc.	38,331	2,192,150
Rollins, Inc.	140,785	5,948,166
Tetra Tech, Inc.	14,184	1,962,640
Waste Management, Inc.	252,583	41,941,407
		100,885,109
Construction & Engineering - 0.1%
AECOM	5,273	437,923
Quanta Services, Inc.	51,003	8,652,149
Valmont Industries, Inc.	1,927	559,909
Willscot Mobile Mini Holdings (a)	71,091	3,227,531
		12,877,512
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	166,648	1,444,838
Emerson Electric Co.	119,059	9,912,852
Generac Holdings, Inc. (a)	40,931	4,183,967
Plug Power, Inc. (a)(b)	169,295	1,528,734
Rockwell Automation, Inc.	50,906	14,427,269
Vertiv Holdings Co.	31,216	465,743
		31,963,403
Ground Transportation - 1.2%
CSX Corp.	347,949	10,661,157
J.B. Hunt Transport Services, Inc.	48,231	8,454,412
Landstar System, Inc.	20,834	3,667,409
Lyft, Inc. (a)	170,921	1,751,940
Old Dominion Freight Lines, Inc.	65,223	20,896,797
RXO, Inc.	5,502	99,531
Uber Technologies, Inc. (a)	1,092,075	33,908,929
Union Pacific Corp.	403,911	79,045,383
XPO, Inc. (a)	5,017	221,651
		158,707,209
Industrial Conglomerates - 0.2%
General Electric Co.	39,835	3,942,470
Honeywell International, Inc.	130,229	26,024,963
		29,967,433
Machinery - 1.7%
AGCO Corp.	5,364	664,814
Allison Transmission Holdings, Inc.	47,779	2,331,137
Caterpillar, Inc.	297,879	65,175,925
Deere & Co.	178,444	67,455,401
Donaldson Co., Inc.	13,353	848,583
Graco, Inc.	75,544	5,989,884
IDEX Corp.	8,883	1,832,741
Illinois Tool Works, Inc.	180,550	43,682,267
Lincoln Electric Holdings, Inc.	36,746	6,165,979
Middleby Corp. (a)	2,436	343,184
Nordson Corp.	8,780	1,899,202
Otis Worldwide Corp.	33,446	2,852,944
Parker Hannifin Corp.	19,061	6,192,538
Toro Co.	68,518	7,143,687
Xylem, Inc.	16,417	1,704,741
		214,283,027
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (a)	420,336	14,421,728
Professional Services - 1.1%
Automatic Data Processing, Inc.	251,910	55,420,200
Booz Allen Hamilton Holding Corp. Class A	86,184	8,249,532
Broadridge Financial Solutions, Inc.	69,563	10,115,156
CoStar Group, Inc. (a)	37,809	2,909,403
Equifax, Inc.	39,907	8,315,821
FTI Consulting, Inc. (a)	9,314	1,681,177
Genpact Ltd.	61,812	2,753,725
KBR, Inc.	57,949	3,287,447
Paychex, Inc.	211,827	23,271,314
Robert Half International, Inc.	61,216	4,468,768
TransUnion Holding Co., Inc.	92,553	6,368,572
Verisk Analytics, Inc.	101,994	19,798,055
		146,639,170
Trading Companies & Distributors - 0.5%
Core & Main, Inc. (a)(b)	16,519	430,485
Fastenal Co.	378,005	20,351,789
SiteOne Landscape Supply, Inc. (a)(b)	17,750	2,622,385
United Rentals, Inc.	21,047	7,600,282
W.W. Grainger, Inc.	29,585	20,578,438
Watsco, Inc. (b)	11,451	3,966,397
WESCO International, Inc.	15,438	2,223,072
		57,772,848
TOTAL INDUSTRIALS		1,023,185,205
INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	161,569	25,876,891
Ubiquiti, Inc.	781	181,622
		26,058,513
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	290,002	21,886,451
Arrow Electronics, Inc. (a)	1,965	224,855
CDW Corp.	88,780	15,056,200
Cognex Corp.	106,210	5,065,155
Coherent Corp. (a)	12,256	418,420
Corning, Inc.	28,340	941,455
Jabil, Inc.	69,660	5,443,929
Keysight Technologies, Inc. (a)	108,983	15,763,301
National Instruments Corp.	11,191	651,652
Vontier Corp.	64,489	1,749,587
Zebra Technologies Corp. Class A (a)	13,876	3,996,704
		71,197,709
IT Services - 2.0%
Accenture PLC Class A	416,427	116,720,324
Cloudflare, Inc. (a)	185,673	8,735,915
EPAM Systems, Inc. (a)	36,036	10,178,008
Gartner, Inc. (a)	50,393	15,241,867
Globant SA (a)(b)	26,743	4,195,174
GoDaddy, Inc. (a)	14,114	1,068,148
IBM Corp.	395,083	49,942,442
MongoDB, Inc. Class A (a)	43,536	10,446,899
Okta, Inc. (a)	13,449	921,660
Snowflake, Inc. (a)	190,614	28,226,121
Thoughtworks Holding, Inc. (a)	56,666	353,029
Twilio, Inc. Class A (a)	43,311	2,278,592
VeriSign, Inc. (a)	6,510	1,443,918
Wix.com Ltd. (a)	28,201	2,459,973
		252,212,070
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	836,459	74,754,341
Allegro MicroSystems LLC (a)	43,550	1,557,784
Analog Devices, Inc.	66,782	12,012,746
Applied Materials, Inc.	553,022	62,508,077
Broadcom, Inc.	259,570	162,620,605
Enphase Energy, Inc. (a)	85,937	14,110,855
Entegris, Inc.	97,462	7,301,853
GlobalFoundries, Inc. (a)	10,092	593,410
KLA Corp.	90,985	35,169,342
Lam Research Corp.	88,570	46,417,766
Lattice Semiconductor Corp. (a)	89,089	7,100,393
Microchip Technology, Inc.	298,495	21,787,150
Micron Technology, Inc.	134,865	8,679,911
Monolithic Power Systems, Inc.	30,099	13,904,835
NVIDIA Corp.	1,554,891	431,466,704
onsemi (a)	177,754	12,791,178
Qualcomm, Inc.	736,407	86,012,338
Teradyne, Inc.	93,268	8,522,830
Texas Instruments, Inc.	408,528	68,305,882
Universal Display Corp.	28,479	3,800,807
		1,079,418,807
Software - 17.4%
Adobe, Inc. (a)	300,489	113,452,627
Alteryx, Inc. Class A (a)	39,329	1,617,602
ANSYS, Inc. (a)	30,097	9,448,050
AppLovin Corp. (a)(b)	143,731	2,443,427
Aspen Technology, Inc.	17,668	3,127,236
Atlassian Corp. PLC (a)	95,544	14,108,027
Autodesk, Inc. (a)	142,950	27,845,231
Bentley Systems, Inc. Class B	110,703	4,711,520
Black Knight, Inc. (a)	9,392	513,179
Cadence Design Systems, Inc. (a)	179,143	37,521,501
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	43,727	379,550
Ceridian HCM Holding, Inc. (a)	17,131	1,087,476
Confluent, Inc. (a)	81,571	1,794,562
Crowdstrike Holdings, Inc. (a)	141,429	16,978,551
Datadog, Inc. Class A (a)	174,323	11,745,884
DocuSign, Inc. (a)	129,783	6,416,472
DoubleVerify Holdings, Inc. (a)	49,190	1,447,170
Dropbox, Inc. Class A (a)	163,923	3,334,194
Dynatrace, Inc. (a)	141,969	6,002,449
Elastic NV (a)	50,783	2,907,327
Fair Isaac Corp. (a)	15,939	11,602,795
Five9, Inc. (a)	45,984	2,981,603
Fortinet, Inc. (a)	423,725	26,715,861
Gen Digital, Inc.	129,036	2,280,066
HubSpot, Inc. (a)	30,399	12,796,459
Informatica, Inc. (a)	3,966	61,314
Intuit, Inc.	181,106	80,402,009
Jamf Holding Corp. (a)	37,166	703,181
Manhattan Associates, Inc. (a)	25,150	4,166,852
Microsoft Corp.	4,917,552	1,510,967,028
nCino, Inc. (a)(b)	9,003	222,644
NCR Corp. (a)	4,182	93,217
New Relic, Inc. (a)	34,921	2,495,804
Nutanix, Inc. Class A (a)	78,654	1,886,123
Oracle Corp.	690,143	65,370,345
Palantir Technologies, Inc. (a)(b)	1,207,816	9,360,574
Palo Alto Networks, Inc. (a)(b)	195,359	35,645,203
Paycom Software, Inc. (a)	33,613	9,760,207
Paylocity Holding Corp. (a)	26,368	5,096,671
Pegasystems, Inc.	27,192	1,240,499
Procore Technologies, Inc. (a)	33,554	1,792,119
PTC, Inc. (a)	69,910	8,793,979
RingCentral, Inc. (a)	55,767	1,536,939
Salesforce, Inc. (a)	135,353	26,849,975
SentinelOne, Inc. (a)	88,405	1,420,668
ServiceNow, Inc. (a)	133,255	61,220,012
Smartsheet, Inc. (a)	83,372	3,407,414
Splunk, Inc. (a)	106,832	9,213,192
Synopsys, Inc. (a)	100,119	37,176,187
Teradata Corp. (a)	36,493	1,412,644
Tyler Technologies, Inc. (a)	23,586	8,939,802
UiPath, Inc. Class A (a)	22,610	318,349
Unity Software, Inc. (a)(b)	104,285	2,812,566
VMware, Inc. Class A (a)	68,320	8,542,050
Workday, Inc. Class A (a)	131,163	24,414,681
Zoom Video Communications, Inc. Class A (a)	81,312	4,994,996
Zscaler, Inc. (a)	55,392	4,990,819
		2,258,566,882
Technology Hardware, Storage & Peripherals - 13.1%
Apple, Inc.	9,877,447	1,676,005,201
Dell Technologies, Inc.	23,732	1,032,105
HP, Inc.	296,241	8,801,320
NetApp, Inc.	142,703	8,974,592
Pure Storage, Inc. Class A (a)	187,003	4,269,278
		1,699,082,496
TOTAL INFORMATION TECHNOLOGY		5,386,536,477
MATERIALS - 1.3%
Chemicals - 1.0%
Albemarle Corp.	39,585	7,341,434
Axalta Coating Systems Ltd. (a)	35,144	1,109,496
CF Industries Holdings, Inc.	128,550	9,201,609
Ecolab, Inc.	143,882	24,149,155
FMC Corp.	28,247	3,490,764
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	108,454	132,314
Linde PLC	68,186	25,191,318
PPG Industries, Inc.	82,163	11,524,182
RPM International, Inc.	4,227	346,741
Sherwin-Williams Co.	157,142	37,327,511
The Chemours Co. LLC	58,479	1,699,985
The Mosaic Co.	27,458	1,176,575
The Scotts Miracle-Gro Co. Class A (b)	9,047	604,430
Valvoline, Inc.	112,589	3,889,950
		127,185,464
Construction Materials - 0.1%
Eagle Materials, Inc.	19,491	2,888,761
Martin Marietta Materials, Inc.	3,588	1,303,162
Vulcan Materials Co.	42,424	7,429,291
		11,621,214
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA (b)	32,413	132,245
Avery Dennison Corp.	32,857	5,732,889
Ball Corp.	80,498	4,280,884
Berry Global Group, Inc.	38,490	2,225,107
Crown Holdings, Inc.	66,577	5,710,975
Graphic Packaging Holding Co.	154,982	3,821,856
Sealed Air Corp.	95,771	4,596,050
		26,500,006
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	59,704	1,293,786
Royal Gold, Inc.	2,806	371,627
Southern Copper Corp.	36,926	2,837,025
		4,502,438
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4,521	270,085
TOTAL MATERIALS		170,079,207
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	233,876	47,801,916
Apartment Income (REIT) Corp.	7,877	291,291
Camden Property Trust (SBI)	5,670	623,984
Crown Castle International Corp.	283,543	34,901,308
Equinix, Inc.	45,759	33,133,177
Equity Lifestyle Properties, Inc.	71,492	4,925,799
Extra Space Storage, Inc.	10,358	1,574,830
Iron Mountain, Inc.	141,964	7,842,091
Lamar Advertising Co. Class A	49,958	5,279,561
Public Storage	81,526	24,036,311
SBA Communications Corp. Class A	15,949	4,160,935
Simon Property Group, Inc.	103,891	11,772,928
		176,344,131
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	101,025	7,744,577
Opendoor Technologies, Inc. (a)(b)	85,861	118,488
Zillow Group, Inc.:
Class A (a)	2,071	88,597
Class C (a)	6,565	285,840
		8,237,502
TOTAL REAL ESTATE		184,581,633
UTILITIES - 0.0%
Gas Utilities - 0.0%
National Fuel Gas Co.	4,707	263,121
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	78,878	1,866,253
Vistra Corp.	148,674	3,547,362
		5,413,615
TOTAL UTILITIES		5,676,736
TOTAL COMMON STOCKS (Cost $10,262,062,382)		12,916,621,790

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $1,985,045)	2,000,000	1,983,894

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	29,448,282	29,454,172
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	102,852,697	102,862,982
TOTAL MONEY MARKET FUNDS (Cost $132,317,154)		132,317,154

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $10,396,364,581)	13,050,922,838
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(97,739,518)
NET ASSETS - 100.0%	12,953,183,320

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	98	Jun 2023	26,107,690	2,020,667	2,020,667
CME E-mini S&P 500 Index Contracts (United States)	39	Jun 2023	8,167,575	454,659	454,659

TOTAL FUTURES CONTRACTS					2,475,326
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,983,894.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	74,792,053	2,875,735,263	2,921,073,144	1,580,940	-	-	29,454,172	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	84,486,071	574,946,157	556,569,246	647,407	-	-	102,862,982	0.3%
Total	159,278,124	3,450,681,420	3,477,642,390	2,228,347	-	-	132,317,154

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	943,377,253	943,377,253	-	-
Consumer Discretionary	1,802,595,818	1,802,595,818	-	-
Consumer Staples	792,952,956	792,952,956	-	-
Energy	178,074,509	178,074,509	-	-
Financials	881,642,965	881,642,965	-	-
Health Care	1,547,919,031	1,547,919,031	-	-
Industrials	1,023,185,205	1,023,185,205	-	-
Information Technology	5,386,536,477	5,386,536,477	-	-
Materials	170,079,207	170,079,207	-	-
Real Estate	184,581,633	184,581,633	-	-
Utilities	5,676,736	5,676,736	-	-

U.S. Government and Government Agency Obligations	1,983,894	-	1,983,894	-

Money Market Funds	132,317,154	132,317,154	-	-
Total Investments in Securities:	13,050,922,838	13,048,938,944	1,983,894	-
Derivative Instruments:

Assets
Futures Contracts	2,475,326	2,475,326	-	-
Total Assets	2,475,326	2,475,326	-	-
Total Derivative Instruments:	2,475,326	2,475,326	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,475,326	0
Total Equity Risk	2,475,326	0
Total Value of Derivatives	2,475,326	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2023

Assets
Investment in securities, at value (including securities loaned of $100,252,813) - See accompanying schedule:
Unaffiliated issuers (cost $10,264,047,427)	$12,918,605,684
Fidelity Central Funds (cost $132,317,154)	132,317,154

Total Investment in Securities (cost $10,396,364,581)		$13,050,922,838
Segregated cash with brokers for derivative instruments		119,832
Receivable for fund shares sold		23,849,079
Dividends receivable		5,493,992
Distributions receivable from Fidelity Central Funds		284,255
Receivable for daily variation margin on futures contracts		263,228
Total assets		13,080,933,224
Liabilities
Payable for investments purchased	$15,107,817
Payable for fund shares redeemed	9,404,417
Accrued management fee	369,064
Collateral on securities loaned	102,868,606
Total Liabilities		127,749,904
Net Assets		$12,953,183,320
Net Assets consist of:
Paid in capital		$10,711,250,624
Total accumulated earnings (loss)		2,241,932,696
Net Assets		$12,953,183,320
Net Asset Value , offering price and redemption price per share ($12,953,183,320 ÷ 538,610,437 shares)		$24.05

Statement of Operations
		Year ended April 30, 2023
Investment Income
Dividends		$103,488,045
Interest		57,284
Income from Fidelity Central Funds (including $647,407 from security lending)		2,228,347
Total Income		105,773,676
Expenses
Management fee	$3,515,397
Independent trustees' fees and expenses	34,922
Total expenses before reductions	3,550,319
Expense reductions	(5,245)
Total expenses after reductions		3,545,074
Net Investment income (loss)		102,228,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(386,266,210)
Futures contracts	(1,633,631)
Total net realized gain (loss)		(387,899,841)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	740,657,052
Futures contracts	2,800,332
Total change in net unrealized appreciation (depreciation)		743,457,384
Net gain (loss)		355,557,543
Net increase (decrease) in net assets resulting from operations		$457,786,145
Statement of Changes in Net Assets

	Year ended April 30, 2023	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,228,602	$61,758,337
Net realized gain (loss)	(387,899,841)	148,789,594
Change in net unrealized appreciation (depreciation)	743,457,384	(859,218,165)
Net increase (decrease) in net assets resulting from operations	457,786,145	(648,670,234)
Distributions to shareholders	(82,379,037)	(215,358,076)
Share transactions
Proceeds from sales of shares	6,253,077,049	4,609,400,972
Reinvestment of distributions	72,260,562	195,646,382
Cost of shares redeemed	(2,468,414,952)	(2,341,538,817)
Net increase (decrease) in net assets resulting from share transactions	3,856,922,659	2,463,508,537
Total increase (decrease) in net assets	4,232,329,767	1,599,480,227

Net Assets
Beginning of period	8,720,853,553	7,121,373,326
End of period	$12,953,183,320	$8,720,853,553

Other Information
Shares
Sold	278,500,617	170,017,284
Issued in reinvestment of distributions	3,381,907	6,861,958
Redeemed	(111,204,559)	(86,833,277)
Net increase (decrease)	170,677,965	90,045,965

Financial Highlights
Fidelity® Large Cap Growth Index Fund

Years ended April 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.70	$25.63	$17.27	$15.75	$13.62
Income from Investment Operations
Net investment income (loss) A,B	.23	.19	.18	.20	.19
Net realized and unrealized gain (loss)	.30	(1.46)	8.60	1.50	2.13
Total from investment operations	.53	(1.27)	8.78	1.70	2.32
Distributions from net investment income	(.18)	(.16)	(.18)	(.17)	(.15)
Distributions from net realized gain	-	(.50)	(.24)	(.01)	(.04)
Total distributions	(.18)	(.66)	(.42)	(.18)	(.19)
Net asset value, end of period	$24.05	$23.70	$25.63	$17.27	$15.75
Total Return C	2.33%	(5.39)%	51.34%	10.84%	17.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.01%	.70%	.82%	1.20%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$12,953,183	$8,720,854	$7,121,373	$4,042,492	$2,240,759
Portfolio turnover rate F	12%	14%	21%	15%	14%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2023

1.   Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,255,646,999
Gross unrealized depreciation	(712,654,069)
Net unrealized appreciation (depreciation)	$2,542,992,930
Tax Cost	$10,507,929,908

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,253,158
Capital loss carryforward	$(330,313,392)
Net unrealized appreciation (depreciation) on securities and other investments	$2,542,992,930

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(235,533,247)
Long-term	(94,780,145)
Total capital loss carryforward	$(330,313,392)

The tax character of distributions paid was as follows:

	April 30, 2023	April 30, 2022
Ordinary Income	$82,379,037	$70,657,032
Long-term Capital Gains	-	144,701,044
Total	$82,379,037	$215,358,076
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	5,114,023,321	1,205,133,003
6.   Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	$10,491,500	3.64%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Index Fund	$69,552	$30,444	$446,267
9.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,245.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 299 funds. Mr. Chiel oversees 188 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Large Cap Growth Index Fund	.04%
Actual		$ 1,000	$ 1,115.10	$ .21
Hypothetical- B		$ 1,000	$ 1,024.60	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund designates $857,079 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% and 92% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.74% and 93.98% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.26% and 5.94% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9879605.106
LC1-I-ANN-0623
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Annual Report
April 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Mid Cap Index Fund	-1.62%	8.04%	8.68%

A     From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Mid Cap Index Fund, on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 2.66% for the 12 months ending April 30, 2023, according to the S&P 500 ® index, as markets digested multiple crosscurrents and sustained year-to-date momentum. The upturn followed a year in which the S&P 500 ® returned -18.11% amid a multitude of risk factors. Record inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while also shrinking its massive asset portfolio. Against this backdrop, stocks struggled to gain traction until a rally in late 2022, as risky assets regained favor. The S&P 500 ® continued to advance in 2023, gaining 7.50% in the first quarter and adding 1.56% in April, supported by moderating inflation data, a resilient labor market, earnings that continued to exceed lowered expectations and indications from the Fed it was nearing the end of its interest rate hiking regime. Indeed, the central bank stepped down to hikes of 25 basis points (0.25 percentage points) in February and March, as stress in the financial system started to show, with two regional banks failing in March. For the full 12 months, value stocks handily outpaced growth. By sector, energy (+19%) led the way, followed by information technology (+9%) and industrials (+7%). In contrast, real estate (-16%), consumer discretionary (-8%) and materials (-3%) lagged most.

Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2023, the fund returned -1.62%, roughly in line with the -1.69% result of the benchmark Russell MidCap ® Index. By sector, stocks in the real estate sector returned -16% and detracted most. Information technology (-7%) and financials (-7%) also hurt. Other notable detractors included the materials (-8%), communication services (-12%), and consumer staples (0%) sectors. Conversely, industrials advanced roughly 9% and contributed most, driven by the capital goods industry (+15%). Health care stocks also helped (+6%), benefiting from the health care equipment & services industry (+11%). The consumer discretionary sector rose about 4%. Other notable contributors included the energy (+5%) and utilities (+1%) sectors. Turning to individual stocks, the biggest individual detractor was First Republic Bank (-98%), from the banks segment. In software & services, CrowdStrike Holdings (-40%), Zoom Video Communications (-50%), and Datadog (-44%) hurt. Rivian Automotive, within the automobiles & components group, returned roughly -57% and hindered the fund. Conversely, the top contributor was O'Reilly Automotive (+51%), from the consumer discretionary distribution & retail category. In consumer services, Chipotle Mexican Grill (+42%) was helpful and Cadence Design Systems (+39%) from the software & services industry also contributed. AutoZone, within the consumer discretionary distribution & retail segment, rose 36%, and Motorola Solutions, within the technology hardware & equipment category, gained approximately 38% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Cadence Design Systems, Inc.	0.6
O'Reilly Automotive, Inc.	0.6
Chipotle Mexican Grill, Inc.	0.6
Synopsys, Inc.	0.6
AutoZone, Inc.	0.5
Motorola Solutions, Inc.	0.5
DexCom, Inc.	0.5
Phillips 66 Co.	0.5
Amphenol Corp. Class A	0.5
Corteva, Inc.	0.5
5.4

Market Sectors (% of Fund's net assets)

Industrials	17.2
Information Technology	14.0
Financials	13.3
Consumer Discretionary	12.3
Health Care	11.1
Real Estate	7.4
Materials	6.1
Utilities	5.8
Energy	4.8
Consumer Staples	4.2
Communication Services	3.6

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Schedule of Investments April 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	7,496	168,960
Lumen Technologies, Inc. (b)	31,221	73,994
		242,954
Entertainment - 1.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	15,827	87,049
Electronic Arts, Inc.	8,358	1,063,806
Liberty Media Corp. Liberty Formula One:
Class A (a)	687	44,504
Series C (a)	6,088	439,493
Live Nation Entertainment, Inc. (a)	4,766	323,039
Madison Square Garden Sports Corp.	569	114,085
Playtika Holding Corp. (a)	2,784	27,840
Roblox Corp. (a)	13,681	487,044
Roku, Inc. Class A (a)	3,722	209,214
Spotify Technology SA (a)	4,277	571,407
Take-Two Interactive Software, Inc. (a)	5,050	627,665
Warner Bros Discovery, Inc.	72,151	981,975
World Wrestling Entertainment, Inc. Class A	1,312	140,607
		5,117,728
Interactive Media & Services - 0.4%
IAC, Inc. (a)	2,352	121,763
Match Group, Inc. (a)	8,532	314,831
Pinterest, Inc. Class A (a)	18,170	417,910
TripAdvisor, Inc. (a)	3,120	55,318
Zoominfo Technologies, Inc. (a)	8,418	184,438
		1,094,260
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	6,483	22,691
Cable One, Inc.	176	133,480
DISH Network Corp. Class A (a)	7,663	57,549
Fox Corp.:
Class A	8,957	297,910
Class B	4,204	128,390
Interpublic Group of Companies, Inc.	11,872	424,187
Liberty Broadband Corp.:
Class A (a)	550	46,492
Class C (a)	3,625	307,328
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	2,288	64,293
Series C (a)	4,744	132,547
News Corp.:
Class A	11,660	205,333
Class B	3,585	63,634
Nexstar Broadcasting Group, Inc. Class A	1,105	191,662
Omnicom Group, Inc.	6,131	555,285
Paramount Global:
Class A (b)	840	22,226
Class B (b)	17,008	396,797
Sirius XM Holdings, Inc. (b)	21,457	81,537
The New York Times Co. Class A	4,970	197,558
The Trade Desk, Inc. (a)	13,423	863,636
		4,192,535
TOTAL COMMUNICATION SERVICES		10,647,477
CONSUMER DISCRETIONARY - 12.3%
Automobile Components - 0.6%
Aptiv PLC (a)	8,271	850,755
BorgWarner, Inc.	7,131	343,215
Gentex Corp.	7,186	198,262
Lear Corp.	1,802	230,043
QuantumScape Corp. Class A (a)(b)	7,898	55,286
		1,677,561
Automobiles - 0.2%
Harley-Davidson, Inc.	4,119	152,815
Lucid Group, Inc. Class A (a)(b)	17,782	141,189
Rivian Automotive, Inc. (a)(b)	15,912	203,992
Thor Industries, Inc.	1,577	124,615
		622,611
Broadline Retail - 0.5%
eBay, Inc.	16,591	770,320
Etsy, Inc. (a)	3,824	386,339
Kohl's Corp.	3,343	73,646
Macy's, Inc.	8,265	135,050
Nordstrom, Inc. (b)	3,428	52,997
Ollie's Bargain Outlet Holdings, Inc. (a)	1,909	124,562
		1,542,914
Distributors - 0.5%
Genuine Parts Co.	4,246	714,644
LKQ Corp.	7,646	441,404
Pool Corp.	1,163	408,585
		1,564,633
Diversified Consumer Services - 0.3%
ADT, Inc.	6,399	42,873
Bright Horizons Family Solutions, Inc. (a)	1,762	134,123
Grand Canyon Education, Inc. (a)	939	111,459
H&R Block, Inc.	4,658	157,953
Mister Car Wash, Inc. (a)	2,388	21,062
Service Corp. International	4,571	320,838
		788,308
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	7,192	249,562
Boyd Gaming Corp.	2,331	161,771
Caesars Entertainment, Inc. (a)	6,261	283,561
Carnival Corp. (a)(b)	29,872	275,121
Chipotle Mexican Grill, Inc. (a)	841	1,738,868
Choice Hotels International, Inc.	983	125,352
Churchill Downs, Inc.	1,089	318,565
Darden Restaurants, Inc.	3,744	568,826
Domino's Pizza, Inc.	1,080	342,868
Doordash, Inc. (a)	7,646	467,859
Draftkings Holdings, Inc.	10,810	236,847
Expedia, Inc. (a)	4,506	423,384
Hilton Worldwide Holdings, Inc.	8,026	1,155,905
Hyatt Hotels Corp. Class A (a)	1,450	165,735
Las Vegas Sands Corp. (a)	10,121	646,226
Marriott Vacations Worldwide Corp.	1,140	153,398
MGM Resorts International	9,673	434,511
Norwegian Cruise Line Holdings Ltd. (a)(b)	12,793	170,787
Penn Entertainment, Inc. (a)	4,739	141,175
Planet Fitness, Inc. (a)	2,553	212,256
Royal Caribbean Cruises Ltd. (a)	6,731	440,409
Six Flags Entertainment Corp. (a)	2,278	55,287
Travel+Leisure Co.	2,443	93,494
Vail Resorts, Inc.	1,228	295,359
Wendy's Co.	5,236	115,716
Wyndham Hotels & Resorts, Inc.	2,648	180,647
Wynn Resorts Ltd. (a)	3,183	363,753
Yum! Brands, Inc.	8,622	1,212,081
		11,029,323
Household Durables - 1.6%
D.R. Horton, Inc.	9,648	1,059,543
Garmin Ltd.	4,709	462,283
Leggett & Platt, Inc.	4,061	131,211
Lennar Corp.:
Class A	7,659	864,012
Class B	464	45,388
Mohawk Industries, Inc. (a)	1,612	170,711
Newell Brands, Inc.	11,543	140,247
NVR, Inc. (a)	89	519,760
PulteGroup, Inc.	6,924	464,947
Tempur Sealy International, Inc.	5,091	190,760
Toll Brothers, Inc.	3,367	215,185
TopBuild Corp. (a)	976	220,068
Whirlpool Corp.	1,628	227,253
		4,711,368
Leisure Products - 0.3%
Brunswick Corp.	2,207	187,132
Hasbro, Inc.	4,016	237,828
Mattel, Inc. (a)	10,769	193,842
Peloton Interactive, Inc. Class A (a)	9,361	83,126
Polaris, Inc.	1,686	183,184
YETI Holdings, Inc. (a)	2,645	104,345
		989,457
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	1,814	227,711
AutoNation, Inc. (a)	1,032	135,914
AutoZone, Inc. (a)	573	1,526,077
Bath & Body Works, Inc.	6,997	245,595
Best Buy Co., Inc.	6,041	450,175
Burlington Stores, Inc. (a)	1,986	382,921
CarMax, Inc. (a)	4,822	337,685
Carvana Co. Class A (a)(b)	3,146	21,833
Dick's Sporting Goods, Inc.	1,624	235,496
Five Below, Inc. (a)	1,666	328,802
Floor & Decor Holdings, Inc. Class A (a)(b)	3,159	313,815
GameStop Corp. Class A (b)	8,184	157,869
Gap, Inc.	5,970	57,312
Leslie's, Inc. (a)	5,375	58,319
Lithia Motors, Inc. Class A (sub. vtg.)	827	182,676
O'Reilly Automotive, Inc. (a)	1,896	1,739,220
Penske Automotive Group, Inc.	789	109,340
Petco Health & Wellness Co., Inc. (a)	2,479	24,691
RH (a)	556	141,852
Ross Stores, Inc.	10,427	1,112,874
Tractor Supply Co.	3,377	805,077
Ulta Beauty, Inc. (a)	1,541	849,754
Victoria's Secret & Co. (a)	2,473	76,688
Wayfair LLC Class A (a)	2,411	83,975
Williams-Sonoma, Inc. (b)	2,023	244,864
		9,850,535
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	3,751	155,667
Carter's, Inc.	1,132	78,980
Columbia Sportswear Co.	1,103	92,145
Deckers Outdoor Corp. (a)	804	385,389
Hanesbrands, Inc.	10,720	56,173
lululemon athletica, Inc. (a)	3,415	1,297,461
PVH Corp.	1,929	165,527
Ralph Lauren Corp.	1,239	142,225
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,093	217,707
Tapestry, Inc.	7,224	294,811
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,892	52,262
Class C (non-vtg.) (a)	5,700	45,828
VF Corp.	10,676	250,993
		3,235,168
TOTAL CONSUMER DISCRETIONARY		36,011,878
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	287	91,125
Brown-Forman Corp.:
Class A	1,439	94,801
Class B (non-vtg.)	5,569	362,486
Molson Coors Beverage Co. Class B	5,352	318,337
		866,749
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	7,136	149,142
BJ's Wholesale Club Holdings, Inc. (a)	4,098	312,964
Casey's General Stores, Inc.	1,131	258,795
Dollar Tree, Inc. (a)	6,384	981,285
Grocery Outlet Holding Corp. (a)	2,692	80,168
Kroger Co.	20,051	975,080
Performance Food Group Co. (a)	4,647	291,320
U.S. Foods Holding Corp. (a)	6,165	236,736
		3,285,490
Food Products - 2.2%
Bunge Ltd.	4,227	395,647
Campbell Soup Co.	5,924	321,673
Conagra Brands, Inc.	14,382	545,941
Darling Ingredients, Inc. (a)	4,897	291,714
Flowers Foods, Inc.	5,742	157,962
Freshpet, Inc. (a)	1,395	96,213
Hormel Foods Corp.	8,775	354,861
Ingredion, Inc.	2,002	212,552
Kellogg Co.	7,800	544,206
Lamb Weston Holdings, Inc.	4,410	493,082
McCormick & Co., Inc. (non-vtg.)	7,659	672,843
Pilgrim's Pride Corp. (a)	1,404	32,025
Post Holdings, Inc. (a)	1,647	149,037
Seaboard Corp.	8	31,529
The Hershey Co.	4,461	1,218,121
The J.M. Smucker Co.	3,155	487,164
Tyson Foods, Inc. Class A	8,507	531,602
		6,536,172
Household Products - 0.5%
Church & Dwight Co., Inc.	7,422	720,825
Reynolds Consumer Products, Inc.	1,668	46,754
Spectrum Brands Holdings, Inc.	1,222	81,263
The Clorox Co.	3,770	624,387
		1,473,229
Personal Care Products - 0.1%
Coty, Inc. Class A (a)	10,703	127,045
Olaplex Holdings, Inc. (a)	3,836	14,193
		141,238
TOTAL CONSUMER STAPLES		12,302,878
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	28,804	842,229
Halliburton Co.	27,485	900,134
NOV, Inc.	11,974	200,565
		1,942,928
Oil, Gas & Consumable Fuels - 4.1%
Antero Midstream GP LP	10,310	110,936
Antero Resources Corp. (a)	8,669	199,300
APA Corp.	9,799	361,093
Cheniere Energy, Inc.	7,611	1,164,483
Chesapeake Energy Corp.	3,697	305,668
Coterra Energy, Inc.	23,973	613,709
Devon Energy Corp.	19,891	1,062,776
Diamondback Energy, Inc.	5,476	778,687
DT Midstream, Inc.	2,964	146,036
Enviva, Inc.	918	19,737
EQT Corp.	11,276	392,856
Hess Corp.	8,610	1,248,967
HF Sinclair Corp.	4,128	182,086
Marathon Oil Corp.	19,361	467,762
New Fortress Energy, Inc.	1,687	51,099
ONEOK, Inc.	13,592	889,053
Ovintiv, Inc.	7,500	270,600
PDC Energy, Inc.	2,681	174,399
Phillips 66 Co.	14,252	1,410,948
Range Resources Corp.	7,216	190,863
Southwestern Energy Co. (a)	33,634	174,560
Targa Resources Corp.	6,906	521,610
Texas Pacific Land Corp.	175	258,589
The Williams Companies, Inc.	37,245	1,127,034
Vitesse Energy, Inc.	774	14,242
		12,137,093
TOTAL ENERGY		14,080,021
FINANCIALS - 13.3%
Banks - 2.2%
Bank of Hawaii Corp.	1,187	57,486
Bank OZK	3,430	122,520
BOK Financial Corp.	883	74,057
Citizens Financial Group, Inc.	14,919	461,594
Columbia Banking Systems, Inc.	6,340	135,422
Comerica, Inc.	3,990	173,046
Commerce Bancshares, Inc.	3,477	194,190
Cullen/Frost Bankers, Inc.	1,779	196,135
East West Bancorp, Inc.	4,319	223,249
Fifth Third Bancorp	20,827	545,667
First Citizens Bancshares, Inc.	336	338,412
First Hawaiian, Inc.	3,929	75,083
First Horizon National Corp.	16,161	283,626
First Republic Bank (b)	5,678	19,930
FNB Corp., Pennsylvania	11,008	126,372
Huntington Bancshares, Inc.	43,936	492,083
KeyCorp	28,425	320,066
M&T Bank Corp.	5,253	660,827
New York Community Bancorp, Inc.	20,427	218,365
PacWest Bancorp (b)	3,564	36,175
Pinnacle Financial Partners, Inc.	2,290	124,187
Popular, Inc.	2,146	128,781
Prosperity Bancshares, Inc.	2,680	167,822
Regions Financial Corp.	28,619	522,583
Synovus Financial Corp.	4,387	135,120
Webster Financial Corp.	5,278	196,869
Western Alliance Bancorp.	3,225	119,712
Wintrust Financial Corp.	1,823	124,639
Zions Bancorp NA	4,511	125,676
		6,399,694
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	1,144	165,171
Ameriprise Financial, Inc.	3,217	981,571
Ares Management Corp.	4,686	410,447
Bank of New York Mellon Corp.	22,468	956,912
Blue Owl Capital, Inc. Class A	12,904	145,299
Carlyle Group LP	6,342	192,353
Cboe Global Markets, Inc.	3,238	452,349
Coinbase Global, Inc. (a)(b)	4,881	262,549
Evercore, Inc. Class A	1,110	126,618
FactSet Research Systems, Inc.	1,160	477,560
Franklin Resources, Inc.	8,716	234,286
Interactive Brokers Group, Inc.	2,835	220,705
Invesco Ltd.	11,395	195,196
Janus Henderson Group PLC	4,165	108,082
Jefferies Financial Group, Inc.	6,046	193,653
KKR & Co. LP	17,497	928,566
Lazard Ltd. Class A	2,532	79,252
LPL Financial	2,434	508,317
MarketAxess Holdings, Inc.	1,136	361,668
Morningstar, Inc.	759	135,337
MSCI, Inc.	2,376	1,146,301
NASDAQ, Inc.	10,504	581,606
Northern Trust Corp.	6,288	491,470
Raymond James Financial, Inc.	5,949	538,563
Robinhood Markets, Inc. (a)	17,468	154,592
SEI Investments Co.	3,139	184,918
State Street Corp.	10,669	770,942
Stifel Financial Corp.	3,113	186,687
T. Rowe Price Group, Inc.	6,731	756,093
Tradeweb Markets, Inc. Class A	3,285	231,297
Virtu Financial, Inc. Class A	2,902	58,185
		12,236,545
Consumer Finance - 0.7%
Ally Financial, Inc.	9,107	240,243
Credit Acceptance Corp. (a)	202	98,879
Discover Financial Services	8,160	844,315
OneMain Holdings, Inc.	3,519	135,024
SLM Corp.	7,310	109,796
SoFi Technologies, Inc. (a)(b)	24,624	153,408
Synchrony Financial	13,308	392,719
Upstart Holdings, Inc. (a)(b)	2,162	30,052
		2,004,436
Financial Services - 1.4%
Affirm Holdings, Inc. (a)	6,789	66,940
Apollo Global Management, Inc.	14,777	936,714
Corebridge Financial, Inc.	2,474	41,712
Equitable Holdings, Inc.	11,286	293,323
Euronet Worldwide, Inc. (a)	1,446	160,130
FleetCor Technologies, Inc. (a)	2,194	469,340
Global Payments, Inc.	7,979	899,313
Jack Henry & Associates, Inc.	2,220	362,615
MGIC Investment Corp.	9,029	134,261
Rocket Companies, Inc. (a)(b)	3,421	30,481
Shift4 Payments, Inc. (a)	1,546	104,772
TFS Financial Corp.	1,507	18,144
The Western Union Co.	11,339	123,935
Toast, Inc. (a)	7,767	141,359
UWM Holdings Corp. Class A	2,746	16,476
Voya Financial, Inc.	2,970	227,146
WEX, Inc. (a)	1,333	236,408
		4,263,069
Insurance - 4.6%
AFLAC, Inc.	18,653	1,302,912
Allstate Corp.	8,084	935,804
American Financial Group, Inc.	2,056	252,333
Arch Capital Group Ltd. (a)	10,833	813,233
Arthur J. Gallagher & Co.	6,361	1,323,470
Assurant, Inc.	1,629	200,579
Assured Guaranty Ltd.	1,758	94,703
Axis Capital Holdings Ltd.	2,384	134,791
Brighthouse Financial, Inc. (a)	2,065	91,273
Brown & Brown, Inc.	7,220	464,896
Cincinnati Financial Corp.	4,690	499,204
CNA Financial Corp.	827	32,179
Erie Indemnity Co. Class A	769	167,127
Everest Re Group Ltd.	1,189	449,442
F&G Annuities & Life, Inc.	535	9,807
Fidelity National Financial, Inc.	7,947	282,039
First American Financial Corp.	3,083	177,612
Globe Life, Inc.	2,738	297,128
Hanover Insurance Group, Inc.	1,084	129,603
Hartford Financial Services Group, Inc.	9,707	689,100
Kemper Corp.	1,948	94,770
Lincoln National Corp.	5,195	112,887
Loews Corp.	5,938	341,851
Markel Corp. (a)	404	552,886
Old Republic International Corp.	8,547	215,983
Primerica, Inc.	1,123	204,959
Principal Financial Group, Inc.	7,404	553,005
Prudential Financial, Inc.	11,257	979,359
Reinsurance Group of America, Inc.	2,046	291,187
RenaissanceRe Holdings Ltd.	1,315	283,264
Ryan Specialty Group Holdings, Inc. (a)	2,520	102,967
Unum Group	6,047	255,183
W.R. Berkley Corp.	6,293	370,784
White Mountains Insurance Group Ltd.	77	110,275
Willis Towers Watson PLC	3,292	762,427
		13,579,022
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	17,466	173,088
Annaly Capital Management, Inc.	14,316	286,034
Rithm Capital Corp.	13,201	107,720
Starwood Property Trust, Inc. (b)	8,916	159,507
		726,349
TOTAL FINANCIALS		39,209,115
HEALTH CARE - 11.1%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	3,756	748,195
Biogen, Inc. (a)	4,384	1,333,744
BioMarin Pharmaceutical, Inc. (a)	5,643	541,954
Exact Sciences Corp. (a)	5,346	342,518
Exelixis, Inc. (a)	9,799	179,322
Horizon Therapeutics PLC (a)	6,768	752,331
Incyte Corp. (a)	5,585	415,580
Ionis Pharmaceuticals, Inc. (a)	4,323	152,905
Mirati Therapeutics, Inc. (a)	1,365	60,483
Natera, Inc. (a)	2,975	150,892
Neurocrine Biosciences, Inc. (a)	2,925	295,542
Novavax, Inc. (a)(b)	2,637	20,226
Repligen Corp. (a)	1,694	256,861
Sarepta Therapeutics, Inc. (a)	2,572	315,764
Seagen, Inc. (a)	4,157	831,400
Ultragenyx Pharmaceutical, Inc. (a)	2,046	89,349
United Therapeutics Corp. (a)	1,363	313,667
		6,800,733
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)	2,400	780,720
Dentsply Sirona, Inc.	6,547	274,516
DexCom, Inc. (a)	11,786	1,430,113
Enovis Corp. (a)	1,552	90,404
Envista Holdings Corp. (a)	4,982	191,757
Globus Medical, Inc. (a)	2,364	137,443
Hologic, Inc. (a)	7,437	639,656
ICU Medical, Inc. (a)	619	117,078
IDEXX Laboratories, Inc. (a)	2,513	1,236,798
Insulet Corp. (a)	2,105	669,474
Integra LifeSciences Holdings Corp. (a)	2,204	121,925
Masimo Corp. (a)	1,452	274,631
Novocure Ltd. (a)	3,161	208,310
Penumbra, Inc. (a)	1,091	309,975
QuidelOrtho Corp.	1,494	134,385
ResMed, Inc.	4,417	1,064,320
STERIS PLC	3,051	575,266
Tandem Diabetes Care, Inc. (a)	1,963	77,696
Teleflex, Inc.	1,434	390,794
The Cooper Companies, Inc.	1,486	566,835
Zimmer Biomet Holdings, Inc.	6,415	888,093
		10,180,189
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	2,723	196,846
agilon health, Inc. (a)	5,788	140,475
Amedisys, Inc. (a)	977	78,453
AmerisourceBergen Corp.	4,986	831,914
Cardinal Health, Inc.	7,873	646,373
Chemed Corp.	446	245,858
DaVita HealthCare Partners, Inc. (a)	1,700	153,612
Encompass Health Corp.	2,989	191,744
Enhabit Home Health & Hospice	1,481	18,142
Guardant Health, Inc. (a)	2,959	66,755
Henry Schein, Inc. (a)	4,131	333,826
Laboratory Corp. of America Holdings	2,708	613,931
Molina Healthcare, Inc. (a)	1,753	522,201
Oak Street Health, Inc. (a)	3,573	139,240
Premier, Inc.	3,600	119,988
Quest Diagnostics, Inc.	3,383	469,594
Tenet Healthcare Corp. (a)	3,249	238,217
Universal Health Services, Inc. Class B	1,898	285,364
		5,292,533
Health Care Technology - 0.4%
Certara, Inc. (a)	3,553	85,876
Definitive Healthcare Corp. (a)	1,017	10,882
Doximity, Inc. (a)	3,415	125,501
Teladoc Health, Inc. (a)	4,894	129,838
Veeva Systems, Inc. Class A (a)	4,258	762,523
		1,114,620
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	2,810	147,328
Agilent Technologies, Inc.	9,043	1,224,693
Avantor, Inc. (a)	18,656	363,419
Azenta, Inc. (a)	2,090	90,894
Bio-Rad Laboratories, Inc. Class A (a)	654	294,817
Bio-Techne Corp.	4,760	380,229
Bruker Corp.	3,278	259,388
Charles River Laboratories International, Inc. (a)	1,543	293,355
IQVIA Holdings, Inc. (a)	5,672	1,067,641
Maravai LifeSciences Holdings, Inc. (a)	3,346	46,141
Mettler-Toledo International, Inc. (a)	673	1,003,780
PerkinElmer, Inc.	3,856	503,169
QIAGEN NV (a)	6,939	309,549
Sotera Health Co. (a)	3,026	50,746
Syneos Health, Inc. (a)	3,129	122,845
Waters Corp. (a)	1,805	542,150
West Pharmaceutical Services, Inc.	2,265	818,209
		7,518,353
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	5,478	274,557
Elanco Animal Health, Inc. (a)	13,568	128,489
Jazz Pharmaceuticals PLC (a)	1,881	264,224
Organon & Co.	7,754	190,981
Perrigo Co. PLC	4,093	152,219
Royalty Pharma PLC	11,361	399,339
Viatris, Inc.	37,090	346,050
		1,755,859
TOTAL HEALTH CARE		32,662,287
INDUSTRIALS - 17.2%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	2,065	435,116
BWX Technologies, Inc.	2,788	180,049
Curtiss-Wright Corp.	1,171	198,871
HEICO Corp.	1,411	237,951
HEICO Corp. Class A	2,368	317,857
Hexcel Corp.	2,560	184,525
Howmet Aerospace, Inc.	11,336	502,071
Huntington Ingalls Industries, Inc.	1,201	242,194
Mercury Systems, Inc. (a)	1,493	71,171
Spirit AeroSystems Holdings, Inc. Class A	3,199	95,202
Textron, Inc.	6,380	427,077
TransDigm Group, Inc.	1,571	1,201,815
Woodward, Inc.	1,773	170,243
		4,264,142
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,554	358,492
Expeditors International of Washington, Inc.	4,849	552,010
GXO Logistics, Inc. (a)	3,234	171,822
		1,082,324
Building Products - 1.9%
A.O. Smith Corp.	3,827	261,346
Advanced Drain Systems, Inc.	1,908	163,554
Allegion PLC	2,677	295,755
Armstrong World Industries, Inc.	1,383	94,957
Builders FirstSource, Inc. (a)	4,443	421,063
Carlisle Companies, Inc.	1,572	339,316
Carrier Global Corp.	25,558	1,068,836
Fortune Brands Home & Security, Inc.	3,914	253,197
Hayward Holdings, Inc. (a)	2,039	24,550
Lennox International, Inc.	978	275,708
Masco Corp.	6,880	368,149
MasterBrand, Inc.	3,909	31,546
Owens Corning	2,857	305,156
The AZEK Co., Inc. (a)	3,404	92,385
Trane Technologies PLC	7,025	1,305,315
Trex Co., Inc. (a)	3,369	184,150
		5,484,983
Commercial Services & Supplies - 1.5%
Cintas Corp.	2,647	1,206,423
Clean Harbors, Inc. (a)	1,555	225,724
Copart, Inc. (a)	13,032	1,030,180
Driven Brands Holdings, Inc. (a)	1,906	58,514
MSA Safety, Inc.	1,125	145,969
Republic Services, Inc.	6,305	911,829
Ritchie Bros. Auctioneers, Inc.	2,142	122,501
Rollins, Inc.	7,072	298,792
Stericycle, Inc. (a)	2,802	127,911
Tetra Tech, Inc.	1,607	222,361
		4,350,204
Construction & Engineering - 0.6%
AECOM	4,027	334,442
MasTec, Inc. (a)	1,865	165,631
MDU Resources Group, Inc.	6,194	180,989
Quanta Services, Inc.	4,350	737,934
Valmont Industries, Inc.	641	186,249
Willscot Mobile Mini Holdings (a)	6,213	282,070
		1,887,315
Electrical Equipment - 1.3%
Acuity Brands, Inc.	981	154,390
AMETEK, Inc.	7,046	971,855
ChargePoint Holdings, Inc. Class A (a)(b)	7,738	67,088
Generac Holdings, Inc. (a)	1,907	194,934
Hubbell, Inc. Class B	1,638	441,146
nVent Electric PLC	5,054	211,914
Plug Power, Inc. (a)(b)	15,926	143,812
Regal Rexnord Corp.	1,987	258,628
Rockwell Automation, Inc.	3,513	995,619
Sensata Technologies, Inc. PLC	4,628	201,087
Sunrun, Inc. (a)	6,356	133,730
Vertiv Holdings Co.	9,262	138,189
		3,912,392
Ground Transportation - 0.9%
Avis Budget Group, Inc. (a)	782	138,156
Hertz Global Holdings, Inc. (a)	5,577	93,024
J.B. Hunt Transport Services, Inc.	2,520	441,731
Knight-Swift Transportation Holdings, Inc. Class A	4,767	268,477
Landstar System, Inc.	1,093	192,401
Lyft, Inc. (a)	10,001	102,510
Old Dominion Freight Lines, Inc.	3,037	973,024
RXO, Inc.	3,474	62,845
Ryder System, Inc.	1,483	117,394
Schneider National, Inc. Class B	1,650	43,181
U-Haul Holding Co.	357	21,798
U-Haul Holding Co. (non-vtg.)	2,372	128,325
XPO, Inc. (a)	3,123	137,974
		2,720,840
Machinery - 4.2%
AGCO Corp.	1,895	234,866
Allison Transmission Holdings, Inc.	2,827	137,929
Crane Co.	1,438	103,637
Crane Nxt Co.	1,448	68,577
Cummins, Inc.	4,310	1,013,022
Donaldson Co., Inc.	3,712	235,898
Dover Corp.	4,280	625,565
ESAB Corp.	1,737	101,371
Flowserve Corp.	3,991	133,259
Fortive Corp.	10,827	683,075
Gates Industrial Corp. PLC (a)	3,273	44,087
Graco, Inc.	5,127	406,520
IDEX Corp.	2,323	479,281
Ingersoll Rand, Inc.	12,412	707,732
ITT, Inc.	2,550	215,322
Lincoln Electric Holdings, Inc.	1,710	286,938
Middleby Corp. (a)	1,637	230,621
Nordson Corp.	1,748	378,110
Oshkosh Corp.	2,014	154,111
Otis Worldwide Corp.	12,747	1,087,319
PACCAR, Inc.	15,649	1,168,824
Parker Hannifin Corp.	3,914	1,271,580
Pentair PLC	5,025	291,852
Snap-On, Inc.	1,607	416,872
Stanley Black & Decker, Inc.	4,519	390,170
Timken Co.	1,869	143,633
Toro Co.	3,191	332,694
Westinghouse Air Brake Tech Co.	5,538	540,896
Xylem, Inc.	5,477	568,732
		12,452,493
Marine Transportation - 0.1%
Kirby Corp. (a)	1,819	130,677
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	3,835	166,669
American Airlines Group, Inc. (a)	19,727	269,076
Copa Holdings SA Class A	867	78,307
Delta Air Lines, Inc. (a)	19,581	671,824
JetBlue Airways Corp. (a)	9,748	69,601
Southwest Airlines Co.	18,115	548,703
United Airlines Holdings, Inc. (a)	9,974	436,861
		2,241,041
Professional Services - 2.7%
Booz Allen Hamilton Holding Corp. Class A	4,012	384,029
Broadridge Financial Solutions, Inc.	3,569	518,968
CACI International, Inc. Class A (a)	709	222,144
Clarivate Analytics PLC (a)	14,475	128,249
Concentrix Corp.	1,295	124,980
CoStar Group, Inc. (a)	12,334	949,101
Dun & Bradstreet Holdings, Inc.	7,723	86,266
Equifax, Inc.	3,718	774,757
FTI Consulting, Inc. (a)	1,030	185,915
Genpact Ltd.	5,461	243,288
Jacobs Solutions, Inc.	3,853	444,867
KBR, Inc.	4,161	236,054
Leidos Holdings, Inc.	4,166	388,521
Manpower, Inc.	1,532	115,988
Paychex, Inc.	9,864	1,083,659
Robert Half International, Inc.	3,238	236,374
Science Applications International Corp.	1,686	172,023
SS&C Technologies Holdings, Inc.	6,740	394,560
TransUnion Holding Co., Inc.	5,882	404,740
Verisk Analytics, Inc.	4,750	922,023
		8,016,506
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	3,166	127,337
Core & Main, Inc. (a)	2,230	58,114
Fastenal Co.	17,603	947,746
MSC Industrial Direct Co., Inc. Class A	1,409	127,839
SiteOne Landscape Supply, Inc. (a)	1,363	201,370
United Rentals, Inc.	2,136	771,331
Univar Solutions, Inc. (a)	4,911	174,341
W.W. Grainger, Inc.	1,378	958,495
Watsco, Inc.	1,006	348,458
WESCO International, Inc.	1,363	196,272
		3,911,303
TOTAL INDUSTRIALS		50,454,220
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	7,525	1,205,204
Ciena Corp. (a)	4,506	207,456
F5, Inc. (a)	1,822	244,804
Juniper Networks, Inc.	9,778	294,807
Lumentum Holdings, Inc. (a)	2,081	100,408
Motorola Solutions, Inc.	5,035	1,467,199
Ubiquiti, Inc.	126	29,301
ViaSat, Inc. (a)	2,204	77,206
		3,626,385
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp. Class A	17,907	1,351,441
Arrow Electronics, Inc. (a)	1,776	203,228
Avnet, Inc.	2,776	114,538
CDW Corp.	4,131	700,576
Cognex Corp.	5,313	253,377
Coherent Corp. (a)	3,612	123,314
Corning, Inc.	22,501	747,483
IPG Photonics Corp. (a)	997	114,635
Jabil, Inc.	3,973	310,490
Keysight Technologies, Inc. (a)	5,483	793,061
Littelfuse, Inc.	737	178,531
National Instruments Corp.	3,996	232,687
TD SYNNEX Corp.	1,422	126,615
Teledyne Technologies, Inc. (a)	1,416	586,790
Trimble, Inc. (a)	7,529	354,616
Vontier Corp.	4,807	130,414
Zebra Technologies Corp. Class A (a)	1,579	454,799
		6,776,595
IT Services - 1.7%
Akamai Technologies, Inc. (a)	4,738	388,374
Amdocs Ltd.	3,637	331,876
Cloudflare, Inc. (a)	8,649	406,935
DXC Technology Co. (a)	7,027	167,594
EPAM Systems, Inc. (a)	1,677	473,652
Gartner, Inc. (a)	2,347	709,874
Globant SA (a)	1,246	195,460
GoDaddy, Inc. (a)	4,779	361,675
Kyndryl Holdings, Inc. (a)	6,277	90,765
MongoDB, Inc. Class A (a)	2,028	486,639
Okta, Inc. (a)	4,620	316,609
Thoughtworks Holding, Inc. (a)	2,604	16,223
Twilio, Inc. Class A (a)	5,326	280,201
VeriSign, Inc. (a)	2,835	628,803
Wix.com Ltd. (a)	1,690	147,419
		5,002,099
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems LLC (a)	2,038	72,899
Cirrus Logic, Inc. (a)	1,677	143,870
Enphase Energy, Inc. (a)	4,004	657,457
Entegris, Inc.	4,537	339,912
First Solar, Inc. (a)	3,250	593,385
GlobalFoundries, Inc. (a)(b)	1,931	113,543
Lattice Semiconductor Corp. (a)	4,153	330,994
Microchip Technology, Inc.	16,268	1,187,401
MKS Instruments, Inc.	1,750	146,773
Monolithic Power Systems, Inc.	1,401	647,220
onsemi (a)	13,264	954,477
Qorvo, Inc. (a)	3,047	280,568
Skyworks Solutions, Inc.	4,860	514,674
Teradyne, Inc.	4,785	437,253
Universal Display Corp.	1,331	177,635
Wolfspeed, Inc. (a)(b)	3,768	175,400
		6,773,461
Software - 5.5%
Alteryx, Inc. Class A (a)	1,825	75,062
ANSYS, Inc. (a)	2,660	835,027
AppLovin Corp. (a)	6,712	114,104
Aspen Technology, Inc.	825	146,025
Bentley Systems, Inc. Class B	5,158	219,524
Bill Holdings, Inc. (a)	3,023	232,197
Black Knight, Inc. (a)	4,728	258,338
Cadence Design Systems, Inc. (a)	8,343	1,747,430
CCC Intelligent Solutions Holdings, Inc. Class A (a)	5,253	45,596
Ceridian HCM Holding, Inc. (a)	4,175	265,029
Confluent, Inc. (a)	3,801	83,622
Crowdstrike Holdings, Inc. (a)	6,589	791,009
Datadog, Inc. Class A (a)	8,121	547,193
DocuSign, Inc. (a)	6,037	298,469
Dolby Laboratories, Inc. Class A	1,812	151,646
DoubleVerify Holdings, Inc. (a)	2,633	77,463
Dropbox, Inc. Class A (a)	8,193	166,646
Dynatrace, Inc. (a)	6,604	279,217
Elastic NV (a)	2,370	135,683
Fair Isaac Corp. (a)	742	540,139
Five9, Inc. (a)	2,141	138,822
Fortinet, Inc. (a)	19,735	1,244,292
Gen Digital, Inc.	16,765	296,238
Guidewire Software, Inc. (a)	2,507	191,008
HubSpot, Inc. (a)	1,416	596,065
Informatica, Inc. (a)	1,142	17,655
Jamf Holding Corp. (a)	2,005	37,935
Manhattan Associates, Inc. (a)	1,897	314,295
nCino, Inc. (a)	2,137	52,848
NCR Corp. (a)	3,902	86,976
New Relic, Inc. (a)	1,628	116,353
Nutanix, Inc. Class A (a)	7,011	168,124
Palantir Technologies, Inc. (a)	56,212	435,643
Paycom Software, Inc. (a)	1,566	454,719
Paycor HCM, Inc. (a)	1,849	43,452
Paylocity Holding Corp. (a)	1,229	237,553
Pegasystems, Inc.	1,263	57,618
Procore Technologies, Inc. (a)	2,167	115,739
PTC, Inc. (a)	3,252	409,069
RingCentral, Inc. (a)	2,602	71,711
SentinelOne, Inc. (a)	5,861	94,186
Smartsheet, Inc. (a)	3,881	158,616
Splunk, Inc. (a)	4,980	429,475
Synopsys, Inc. (a)	4,663	1,731,465
Teradata Corp. (a)	3,116	120,620
Tyler Technologies, Inc. (a)	1,257	476,441
UiPath, Inc. Class A (a)	11,486	161,723
Unity Software, Inc. (a)	7,228	194,939
Zoom Video Communications, Inc. Class A (a)	7,508	461,216
Zscaler, Inc. (a)	2,578	232,278
		16,156,493
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies, Inc.	7,234	314,607
Hewlett Packard Enterprise Co.	39,282	562,518
HP, Inc.	30,053	892,875
NetApp, Inc.	6,651	418,281
Pure Storage, Inc. Class A (a)	8,726	199,215
Western Digital Corp. (a)	9,725	334,929
		2,722,425
TOTAL INFORMATION TECHNOLOGY		41,057,458
MATERIALS - 6.1%
Chemicals - 3.2%
Albemarle Corp.	3,581	664,132
Ashland, Inc.	1,552	157,699
Axalta Coating Systems Ltd. (a)	6,746	212,971
Celanese Corp. Class A	3,312	351,867
CF Industries Holdings, Inc.	5,990	428,764
Corteva, Inc.	21,876	1,337,061
DuPont de Nemours, Inc.	14,026	977,893
Eastman Chemical Co.	3,658	308,260
Element Solutions, Inc.	6,878	124,836
FMC Corp.	3,851	475,907
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	26,321	32,112
Huntsman Corp.	5,554	148,792
International Flavors & Fragrances, Inc.	7,798	756,094
LyondellBasell Industries NV Class A	7,858	743,445
NewMarket Corp.	175	69,930
Olin Corp.	3,724	206,310
PPG Industries, Inc.	7,206	1,010,714
RPM International, Inc.	3,900	319,917
The Chemours Co. LLC	4,515	131,251
The Mosaic Co.	10,392	445,297
The Scotts Miracle-Gro Co. Class A	1,232	82,310
Valvoline, Inc.	5,239	181,007
Westlake Corp.	1,013	115,259
		9,281,828
Construction Materials - 0.5%
Eagle Materials, Inc.	1,089	161,401
Martin Marietta Materials, Inc.	1,903	691,170
Vulcan Materials Co.	4,051	709,411
		1,561,982
Containers & Packaging - 1.3%
Amcor PLC	45,324	497,204
Aptargroup, Inc.	2,007	237,850
Ardagh Group SA (a)	363	2,606
Ardagh Metal Packaging SA	4,497	18,348
Avery Dennison Corp.	2,487	433,932
Ball Corp.	9,430	501,487
Berry Global Group, Inc.	3,710	214,475
Crown Holdings, Inc.	3,520	301,946
Graphic Packaging Holding Co.	9,342	230,374
International Paper Co.	10,860	359,575
Packaging Corp. of America	2,790	377,375
Sealed Air Corp.	4,454	213,747
Silgan Holdings, Inc.	2,583	127,239
Sonoco Products Co.	2,970	180,041
WestRock Co.	7,763	232,347
		3,928,546
Metals & Mining - 1.1%
Alcoa Corp.	5,390	200,185
Cleveland-Cliffs, Inc. (a)	15,602	239,959
MP Materials Corp. (a)	2,785	60,351
Nucor Corp.	7,842	1,162,028
Reliance Steel & Aluminum Co.	1,786	442,571
Royal Gold, Inc.	2,001	265,012
SSR Mining, Inc.	6,315	90,431
Steel Dynamics, Inc.	5,088	528,898
United States Steel Corp.	6,858	156,911
		3,146,346
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,171	129,696
TOTAL MATERIALS		18,048,398
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexandria Real Estate Equities, Inc.	5,250	651,945
American Homes 4 Rent Class A	9,414	313,110
Americold Realty Trust	8,211	242,963
Apartment Income (REIT) Corp.	4,590	169,738
AvalonBay Communities, Inc.	4,273	770,721
Boston Properties, Inc.	4,799	256,075
Brixmor Property Group, Inc.	9,098	194,060
Camden Property Trust (SBI)	3,173	349,189
Cousins Properties, Inc.	4,595	100,217
CubeSmart	6,832	310,788
Douglas Emmett, Inc.	5,200	66,976
EastGroup Properties, Inc.	1,256	209,199
EPR Properties	2,263	94,955
Equity Lifestyle Properties, Inc.	5,424	373,714
Equity Residential (SBI)	11,332	716,749
Essex Property Trust, Inc.	1,963	431,330
Extra Space Storage, Inc.	4,049	615,610
Federal Realty Investment Trust (SBI)	2,453	242,577
First Industrial Realty Trust, Inc.	4,026	211,244
Gaming & Leisure Properties	7,469	388,388
Healthcare Trust of America, Inc.	11,617	229,784
Healthpeak Properties, Inc.	16,706	367,031
Highwoods Properties, Inc. (SBI)	3,174	72,748
Host Hotels & Resorts, Inc.	21,663	350,291
Hudson Pacific Properties, Inc.	4,178	23,230
Invitation Homes, Inc.	18,670	623,018
Iron Mountain, Inc.	8,830	487,769
JBG SMITH Properties	3,250	46,378
Kilroy Realty Corp.	3,538	103,451
Kimco Realty Corp.	18,460	354,247
Lamar Advertising Co. Class A	2,643	279,312
Life Storage, Inc.	2,571	345,491
Medical Properties Trust, Inc. (b)	18,134	159,035
Mid-America Apartment Communities, Inc.	3,514	540,453
National Retail Properties, Inc.	5,523	240,251
National Storage Affiliates Trust	2,587	99,729
Omega Healthcare Investors, Inc.	7,192	192,458
Park Hotels & Resorts, Inc.	6,836	82,374
Rayonier, Inc.	4,439	139,207
Realty Income Corp.	19,196	1,206,277
Regency Centers Corp.	5,232	321,402
Rexford Industrial Realty, Inc.	5,969	332,891
SBA Communications Corp. Class A	3,262	851,023
Simon Property Group, Inc.	9,979	1,130,820
SL Green Realty Corp.	1,947	46,085
Spirit Realty Capital, Inc.	4,259	163,801
Sun Communities, Inc.	3,722	517,097
UDR, Inc.	10,031	414,581
Ventas, Inc.	12,211	586,739
VICI Properties, Inc.	30,664	1,040,736
Vornado Realty Trust	5,361	80,469
Welltower, Inc.	14,468	1,146,155
Weyerhaeuser Co.	22,486	672,556
WP Carey, Inc.	6,386	473,841
		20,430,278
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	9,633	738,466
Howard Hughes Corp. (a)	1,115	86,268
Jones Lang LaSalle, Inc. (a)	1,459	202,859
Opendoor Technologies, Inc. (a)	14,153	19,531
WeWork, Inc. (a)	6,305	2,658
Zillow Group, Inc.:
Class A (a)	1,812	77,517
Class C (a)	4,745	206,597
		1,333,896
TOTAL REAL ESTATE		21,764,174
UTILITIES - 5.8%
Electric Utilities - 2.8%
Alliant Energy Corp.	7,656	422,152
Avangrid, Inc.	2,158	86,881
Constellation Energy Corp.	9,986	772,916
Edison International	11,501	846,474
Entergy Corp.	6,208	667,857
Evergy, Inc.	6,804	422,596
Eversource Energy	10,542	818,165
FirstEnergy Corp.	16,594	660,441
Hawaiian Electric Industries, Inc.	3,337	130,844
IDACORP, Inc.	1,539	171,014
NRG Energy, Inc.	6,488	221,695
OGE Energy Corp.	6,108	229,294
PG&E Corp. (a)	50,342	861,352
Pinnacle West Capital Corp.	3,454	271,001
PPL Corp.	22,540	647,349
Xcel Energy, Inc.	16,675	1,165,749
		8,395,780
Gas Utilities - 0.3%
Atmos Energy Corp.	4,345	495,938
National Fuel Gas Co.	2,683	149,980
UGI Corp.	6,402	216,900
		862,818
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	3,891	129,998
The AES Corp.	20,379	482,167
Vistra Corp.	12,021	286,821
		898,986
Multi-Utilities - 2.0%
Ameren Corp.	7,865	699,749
CenterPoint Energy, Inc.	19,256	586,730
CMS Energy Corp.	8,859	551,561
Consolidated Edison, Inc.	10,853	1,068,695
DTE Energy Co.	5,895	662,657
NiSource, Inc.	12,420	353,473
Public Service Enterprise Group, Inc.	15,229	962,473
WEC Energy Group, Inc.	9,654	928,425
		5,813,763
Water Utilities - 0.4%
American Water Works Co., Inc.	5,903	875,120
Essential Utilities, Inc.	7,062	301,547
		1,176,667
TOTAL UTILITIES		17,148,014
TOTAL COMMON STOCKS (Cost $266,873,130)		293,385,920

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	45

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	736,253	736,400
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	3,217,906	3,218,228
TOTAL MONEY MARKET FUNDS (Cost $3,954,628)		3,954,628

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $270,827,832)	297,340,593
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(3,378,076)
NET ASSETS - 100.0%	293,962,517

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Jun 2023	500,120	21,918	21,918

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	101,705	35,401,940	34,767,245	17,387	-	-	736,400	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	9,145,255	26,866,454	32,793,481	110,013	-	-	3,218,228	0.0%
Total	9,246,960	62,268,394	67,560,726	127,400	-	-	3,954,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,647,477	10,647,477	-	-
Consumer Discretionary	36,011,878	36,011,878	-	-
Consumer Staples	12,302,878	12,302,878	-	-
Energy	14,080,021	14,080,021	-	-
Financials	39,209,115	39,209,115	-	-
Health Care	32,662,287	32,662,287	-	-
Industrials	50,454,220	50,454,220	-	-
Information Technology	41,057,458	41,057,458	-	-
Materials	18,048,398	18,048,398	-	-
Real Estate	21,764,219	21,764,219	-	-
Utilities	17,148,014	17,148,014	-	-

Money Market Funds	3,954,628	3,954,628	-	-
Total Investments in Securities:	297,340,593	297,340,593	-	-
Derivative Instruments:

Assets
Futures Contracts	21,918	21,918	-	-
Total Assets	21,918	21,918	-	-
Total Derivative Instruments:	21,918	21,918	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,918	0
Total Equity Risk	21,918	0
Total Value of Derivatives	21,918	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2023

Assets
Investment in securities, at value (including securities loaned of $3,145,156) - See accompanying schedule:
Unaffiliated issuers (cost $266,873,204)	$293,385,965
Fidelity Central Funds (cost $3,954,628)	3,954,628

Total Investment in Securities (cost $270,827,832)		$297,340,593
Segregated cash with brokers for derivative instruments		28,800
Receivable for investments sold		6,496
Receivable for fund shares sold		399,603
Dividends receivable		130,497
Distributions receivable from Fidelity Central Funds		19,483
Receivable for daily variation margin on futures contracts		4,440
Other receivables		1,364
Total assets		297,931,276
Liabilities
Payable for investments purchased	$380,259
Payable for fund shares redeemed	370,302
Collateral on securities loaned	3,218,198
Total Liabilities		3,968,759
Net Assets		$293,962,517
Net Assets consist of:
Paid in capital		$273,380,387
Total accumulated earnings (loss)		20,582,130
Net Assets		$293,962,517
Net Asset Value , offering price and redemption price per share ($293,962,517 ÷ 19,825,567 shares)		$14.83

Statement of Operations
		Year ended April 30, 2023
Investment Income
Dividends		$4,463,427
Income from Fidelity Central Funds (including $110,013 from security lending)		127,400
Total Income		4,590,827
Expenses
Independent trustees' fees and expenses	$926
Total expenses before reductions	926
Expense reductions	(46)
Total expenses after reductions		880
Net Investment income (loss)		4,589,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,716,392)
Futures contracts	(52,115)
Total net realized gain (loss)		(2,768,507)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,289,597)
Futures contracts	26,239
Total change in net unrealized appreciation (depreciation)		(4,263,358)
Net gain (loss)		(7,031,865)
Net increase (decrease) in net assets resulting from operations		$(2,441,918)
Statement of Changes in Net Assets

	Year ended April 30, 2023	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,589,947	$2,997,312
Net realized gain (loss)	(2,768,507)	3,645,981
Change in net unrealized appreciation (depreciation)	(4,263,358)	(24,785,005)
Net increase (decrease) in net assets resulting from operations	(2,441,918)	(18,141,712)
Distributions to shareholders	(4,597,577)	(6,913,831)
Share transactions
Proceeds from sales of shares	118,927,737	148,157,214
Reinvestment of distributions	3,203,047	4,691,590
Cost of shares redeemed	(72,465,560)	(65,791,393)
Net increase (decrease) in net assets resulting from share transactions	49,665,224	87,057,411
Total increase (decrease) in net assets	42,625,729	62,001,868

Net Assets
Beginning of period	251,336,788	189,334,920
End of period	$293,962,517	$251,336,788

Other Information
Shares
Sold	8,137,991	8,732,269
Issued in reinvestment of distributions	224,077	271,847
Redeemed	(4,909,134)	(3,885,387)
Net increase (decrease)	3,452,934	5,118,729

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

Years ended April 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.35	$16.82	$10.78	$12.23	$11.28
Income from Investment Operations
Net investment income (loss) A,B	.26	.21	.19	.22	.20
Net realized and unrealized gain (loss)	(.52)	(1.18)	6.17	(1.39)	.98
Total from investment operations	(.26)	(.97)	6.36	(1.17)	1.18
Distributions from net investment income	(.23)	(.19)	(.20)	(.18)	(.19)
Distributions from net realized gain	(.03)	(.31)	(.12)	(.10)	(.05)
Total distributions	(.26)	(.50)	(.32)	(.28)	(.23) C
Net asset value, end of period	$14.83	$15.35	$16.82	$10.78	$12.23
Total Return D	(1.62)%	(6.09)%	59.64%	(9.88)%	10.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.75%	1.27%	1.35%	1.84%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$293,963	$251,337	$189,335	$88,365	$76,766
Portfolio turnover rate H	13%	13%	26%	38%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2023

1 . Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), partnership and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$56,737,810
Gross unrealized depreciation	(36,568,435)
Net unrealized appreciation (depreciation)	$20,169,375
Tax Cost	$277,171,218

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,136,911
Net unrealized appreciation (depreciation) on securities and other investments	$20,169,375

The Fund intends to elect to defer to its next fiscal year $724,157 of capital losses recognized during the period November 1, 2022 to April 30, 2023.

The tax character of distributions paid was as follows:

	April 30, 2023	April 30, 2022
Ordinary Income	$4,117,732	$4,060,909
Long-term Capital Gains	479,845	2,852,922
Total	$4,597,577	$6,913,831
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	89,211,818	35,624,317
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Mid Cap Index Fund	$ 83	$ 21,514

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $46.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Mid Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 299 funds. Mr. Chiel oversees 188 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity Flex® Mid Cap Index Fund	-%- D
Actual		$ 1,000	$ 1,038.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2023, $188,058, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 95% and 74% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98.44% and 77.76% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.31% and 14.91% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881627.106
ZMP-ANN-0623
Fidelity® Series Large Cap Growth Index Fund

Annual Report
April 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2023	Past 1 year	Life of Fund A
Fidelity® Series Large Cap Growth Index Fund	2.39%	12.22%

A     From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Large Cap Growth Index Fund, on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 2.66% for the 12 months ending April 30, 2023, according to the S&P 500 ® index, as markets digested multiple crosscurrents and sustained year-to-date momentum. The upturn followed a year in which the S&P 500 ® returned -18.11% amid a multitude of risk factors. Record inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while also shrinking its massive asset portfolio. Against this backdrop, stocks struggled to gain traction until a rally in late 2022, as risky assets regained favor. The S&P 500 ® continued to advance in 2023, gaining 7.50% in the first quarter and adding 1.56% in April, supported by moderating inflation data, a resilient labor market, earnings that continued to exceed lowered expectations and indications from the Fed it was nearing the end of its interest rate hiking regime. Indeed, the central bank stepped down to hikes of 25 basis points (0.25 percentage points) in February and March, as stress in the financial system started to show, with two regional banks failing in March. For the full 12 months, value stocks handily outpaced growth. By sector, energy (+19%) led the way, followed by information technology (+9%) and industrials (+7%). In contrast, real estate (-16%), consumer discretionary (-8%) and materials (-3%) lagged most.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2023, the fund gained 2.39%, roughly in line with the 2.34% advance of the benchmark Russell 1000 ® Growth Index. By sector, information technology rose approximately 8% and contributed most. Health care, which gained roughly 9%, also helped. The industrials sector rose roughly 5%, boosted by the capital goods industry (+10%), and energy (+10%) also contributed. Other notable contributors included the consumer staples (+1%), financials (+2%), and utilities (+12%) sectors. Conversely, consumer discretionary returned about -11% and detracted most. Communication services (-5%), especially in the media & entertainment industry (-5%), also hurt. Other detractors were the real estate (-13%) and materials (-8%) sectors. Turning to individual stocks, the biggest individual contributor was Microsoft (+12%), from the software & services category. In semiconductors & semiconductor equipment, Nvidia (+50%) and Broadcom (+17%) helped. Apple, within the technology hardware & equipment industry, advanced roughly 8% and lifted the fund. Another contributor was Eli Lilly (+37%), a stock in the pharmaceuticals, biotechnology & life sciences group. Conversely, the biggest individual detractor was Tesla (-43%), from the automobiles & components segment. Amazon.com, within the consumer discretionary distribution & retail category, returned -15% and hindered the fund. In media & entertainment, Alphabet (-6%) and Meta Platforms (+20%) hurt. Another detractor was Crown Castle (-31%), a stock in the equity real estate investment trusts group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.9
Microsoft Corp.	11.7
Amazon.com, Inc.	4.7
NVIDIA Corp.	3.3
Alphabet, Inc. Class A	2.9
Alphabet, Inc. Class C	2.5
Tesla, Inc.	2.2
UnitedHealth Group, Inc.	2.1
Visa, Inc. Class A	1.9
MasterCard, Inc. Class A	1.7
45.9

Market Sectors (% of Fund's net assets)

Information Technology	41.6
Consumer Discretionary	13.9
Health Care	12.0
Industrials	7.9
Communication Services	7.3
Financials	6.8
Consumer Staples	6.1
Real Estate	1.4
Energy	1.4
Materials	1.3
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments April 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Entertainment - 0.9%
Electronic Arts, Inc.	669	85,150
Liberty Media Corp. Liberty Formula One:
Class A (a)	83	5,377
Series C (a)	997	71,973
Live Nation Entertainment, Inc. (a)	3,167	214,659
Madison Square Garden Sports Corp.	389	77,995
Netflix, Inc. (a)	8,147	2,687,940
Playtika Holding Corp. (a)(b)	3,490	34,900
Roblox Corp. (a)	18,478	657,817
Roku, Inc. Class A (a)	1,491	83,809
Spotify Technology SA (a)	5,779	772,074
Take-Two Interactive Software, Inc. (a)	5,661	703,606
The Walt Disney Co. (a)	5,010	513,525
Warner Bros Discovery, Inc.	71,426	972,108
World Wrestling Entertainment, Inc. Class A (b)	1,736	186,047
		7,066,980
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	215,951	23,180,180
Class C (a)	187,802	20,323,932
Match Group, Inc. (a)	10,707	395,088
Meta Platforms, Inc. Class A (a)	19,558	4,700,179
Pinterest, Inc. Class A (a)	5,304	121,992
TripAdvisor, Inc. (a)	306	5,425
Zoominfo Technologies, Inc. (a)	11,214	245,699
		48,972,495
Media - 0.4%
Cable One, Inc.	147	111,486
Charter Communications, Inc. Class A (a)	4,339	1,599,789
Liberty Broadband Corp.:
Class A (a)	346	29,247
Class C (a)	2,235	189,483
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	585	16,439
Series C (a)	2,059	57,528
Nexstar Broadcasting Group, Inc. Class A (b)	131	22,722
The Trade Desk, Inc. (a)	18,092	1,164,039
		3,190,733
TOTAL COMMUNICATION SERVICES		59,230,208
CONSUMER DISCRETIONARY - 13.9%
Automobile Components - 0.0%
Aptiv PLC (a)	2,784	286,362
Automobiles - 2.2%
Lucid Group, Inc. Class A (a)(b)	22,483	178,515
Tesla, Inc. (a)	106,651	17,523,826
		17,702,341
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	366,775	38,676,424
eBay, Inc.	2,905	134,879
Etsy, Inc. (a)	5,145	519,799
Nordstrom, Inc.	4,077	63,030
Ollie's Bargain Outlet Holdings, Inc. (a)	119	7,765
		39,401,897
Distributors - 0.1%
Genuine Parts Co.	484	81,462
Pool Corp.	1,563	549,113
		630,575
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	694	52,827
H&R Block, Inc.	5,229	177,315
Mister Car Wash, Inc. (a)(b)	2,614	23,055
		253,197
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	15,475	1,851,893
Booking Holdings, Inc. (a)	1,600	4,298,096
Caesars Entertainment, Inc. (a)	5,755	260,644
Chipotle Mexican Grill, Inc. (a)	1,133	2,342,613
Choice Hotels International, Inc. (b)	1,333	169,984
Churchill Downs, Inc.	1,461	427,386
Darden Restaurants, Inc.	3,670	557,583
Domino's Pizza, Inc.	1,058	335,883
Doordash, Inc. (a)	9,154	560,133
Draftkings Holdings, Inc.	14,683	321,705
Expedia, Inc. (a)	6,073	570,619
Hilton Worldwide Holdings, Inc.	7,832	1,127,965
Las Vegas Sands Corp. (a)	5,113	326,465
Marriott International, Inc. Class A	10,942	1,852,918
McDonald's Corp.	7,408	2,190,916
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,139	15,206
Planet Fitness, Inc. (a)	2,575	214,086
Six Flags Entertainment Corp. (a)(b)	1,619	39,293
Starbucks Corp.	17,000	1,942,930
Travel+Leisure Co.	2,393	91,580
Vail Resorts, Inc.	1,558	374,730
Wendy's Co.	7,212	159,385
Wyndham Hotels & Resorts, Inc.	2,547	173,756
Wynn Resorts Ltd. (a)	556	63,540
Yum! Brands, Inc.	1,340	188,377
		20,457,686
Household Durables - 0.2%
D.R. Horton, Inc.	6,799	746,666
NVR, Inc. (a)	87	508,080
PulteGroup, Inc.	3,714	249,395
Toll Brothers, Inc.	2,359	150,764
TopBuild Corp. (a)	1,116	251,636
		1,906,541
Leisure Products - 0.1%
Brunswick Corp.	502	42,565
Mattel, Inc. (a)	6,807	122,526
Polaris, Inc. (b)	1,652	179,490
YETI Holdings, Inc. (a)	3,649	143,953
		488,534
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	197	24,729
AutoZone, Inc. (a)	701	1,866,980
Best Buy Co., Inc.	2,502	186,449
Burlington Stores, Inc. (a)	2,495	481,061
CarMax, Inc. (a)(b)	772	54,063
Carvana Co. Class A (a)(b)	4,506	31,272
Five Below, Inc. (a)	2,235	441,100
Floor & Decor Holdings, Inc. Class A (a)(b)	4,225	419,712
Leslie's, Inc. (a)(b)	6,688	72,565
Lowe's Companies, Inc.	21,543	4,477,282
O'Reilly Automotive, Inc. (a)	1,043	956,754
RH (a)	268	68,375
Ross Stores, Inc.	5,974	637,605
The Home Depot, Inc.	24,390	7,330,171
TJX Companies, Inc.	47,889	3,774,611
Tractor Supply Co.	4,551	1,084,958
Ulta Beauty, Inc. (a)	2,077	1,145,320
Victoria's Secret & Co. (a)	2,503	77,618
Wayfair LLC Class A (a)(b)	2,125	74,014
Williams-Sonoma, Inc. (b)	2,195	265,683
		23,470,322
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	953	456,811
lululemon athletica, Inc. (a)	4,605	1,749,578
NIKE, Inc. Class B	49,641	6,290,508
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	866	46,063
Tapestry, Inc.	1,314	53,624
		8,596,584
TOTAL CONSUMER DISCRETIONARY		113,194,039
CONSUMER STAPLES - 6.1%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	358	113,669
Brown-Forman Corp.:
Class A	1,210	79,715
Class B (non-vtg.)	4,298	279,757
Monster Beverage Corp.	27,992	1,567,552
PepsiCo, Inc.	48,212	9,203,189
The Coca-Cola Co.	120,862	7,753,297
		18,997,179
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	3,502	267,448
Costco Wholesale Corp.	18,271	9,194,333
Dollar General Corp.	9,299	2,059,357
Dollar Tree, Inc. (a)	2,651	407,485
Grocery Outlet Holding Corp. (a)	242	7,207
Performance Food Group Co. (a)	1,882	117,983
Sysco Corp.	20,949	1,607,626
Target Corp.	10,546	1,663,632
		15,325,071
Food Products - 0.3%
Darling Ingredients, Inc. (a)	488	29,070
Freshpet, Inc. (a)	993	68,487
Kellogg Co.	5,709	398,317
Lamb Weston Holdings, Inc.	5,959	666,276
Pilgrim's Pride Corp. (a)	908	20,711
The Hershey Co.	5,231	1,428,377
		2,611,238
Household Products - 1.3%
Church & Dwight Co., Inc.	4,490	436,069
Colgate-Palmolive Co.	21,065	1,680,987
Kimberly-Clark Corp.	8,240	1,193,894
Procter & Gamble Co.	41,503	6,490,239
The Clorox Co.	4,217	698,420
		10,499,609
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	9,464	2,334,958
Olaplex Holdings, Inc. (a)	5,469	20,235
		2,355,193
TOTAL CONSUMER STAPLES		49,788,290
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	16,769	549,185
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp. (a)	7,644	175,736
Cheniere Energy, Inc.	5,915	904,995
Coterra Energy, Inc.	5,288	135,373
Devon Energy Corp.	13,108	700,360
Diamondback Energy, Inc.	4,213	599,089
Enviva, Inc. (b)	1,242	26,703
EOG Resources, Inc.	17,635	2,106,853
Hess Corp.	9,086	1,318,015
New Fortress Energy, Inc.	2,270	68,758
Occidental Petroleum Corp.	27,041	1,663,833
ONEOK, Inc.	2,095	137,034
Ovintiv, Inc.	7,243	261,327
PDC Energy, Inc.	1,943	126,392
Pioneer Natural Resources Co.	5,403	1,175,423
Range Resources Corp.	6,222	164,572
Southwestern Energy Co. (a)	2,917	15,139
Targa Resources Corp.	9,301	702,505
Texas Pacific Land Corp. (b)	235	347,248
		10,629,355
TOTAL ENERGY		11,178,540
FINANCIALS - 6.8%
Banks - 0.0%
First Citizens Bancshares, Inc.	112	112,804
Western Alliance Bancorp.	2,701	100,261
		213,065
Capital Markets - 1.4%
Ameriprise Financial, Inc.	2,772	845,793
Ares Management Corp.	6,290	550,941
Blackstone, Inc.	29,269	2,614,600
Blue Owl Capital, Inc. Class A (b)	17,488	196,915
Charles Schwab Corp.	34,808	1,818,370
FactSet Research Systems, Inc.	1,563	643,471
LPL Financial	3,293	687,710
MarketAxess Holdings, Inc.	1,525	485,514
Moody's Corp.	6,215	1,946,041
Morningstar, Inc.	942	167,968
MSCI, Inc.	2,411	1,163,187
Raymond James Financial, Inc.	664	60,112
Tradeweb Markets, Inc. Class A	2,852	200,809
		11,381,431
Consumer Finance - 0.0%
American Express Co.	1,548	249,754
Credit Acceptance Corp. (a)	26	12,727
Upstart Holdings, Inc. (a)(b)	518	7,200
		269,681
Financial Services - 4.1%
Apollo Global Management, Inc.	15,188	962,767
Euronet Worldwide, Inc. (a)	1,423	157,583
Fiserv, Inc. (a)	2,219	270,984
FleetCor Technologies, Inc. (a)	2,953	631,706
Jack Henry & Associates, Inc.	2,973	485,610
MasterCard, Inc. Class A	35,113	13,343,993
PayPal Holdings, Inc. (a)	14,483	1,100,708
Rocket Companies, Inc. (a)(b)	2,443	21,767
Shift4 Payments, Inc. (a)	2,103	142,520
The Western Union Co.	5,120	55,962
Toast, Inc. (a)	10,680	194,376
UWM Holdings Corp. Class A (b)	2,771	16,626
Visa, Inc. Class A	67,078	15,611,063
WEX, Inc. (a)	1,317	233,570
		33,229,235
Insurance - 1.3%
Aon PLC	7,963	2,589,408
Arch Capital Group Ltd. (a)	4,708	353,430
Arthur J. Gallagher & Co.	952	198,073
Assurant, Inc.	122	15,022
Brown & Brown, Inc.	752	48,421
Erie Indemnity Co. Class A	778	169,083
Everest Re Group Ltd.	508	192,024
Lincoln National Corp.	1,482	32,204
Markel Corp. (a)	127	173,803
Marsh & McLennan Companies, Inc.	18,253	3,289,008
Progressive Corp.	20,958	2,858,671
RenaissanceRe Holdings Ltd.	972	209,379
Ryan Specialty Group Holdings, Inc. (a)(b)	3,301	134,879
		10,263,405
TOTAL FINANCIALS		55,356,817
HEALTH CARE - 12.0%
Biotechnology - 3.1%
AbbVie, Inc.	72,934	11,021,786
Alnylam Pharmaceuticals, Inc. (a)	5,067	1,009,346
Amgen, Inc.	18,511	4,437,827
Exact Sciences Corp. (a)	1,245	79,767
Exelixis, Inc. (a)	11,611	212,481
Horizon Therapeutics PLC (a)	8,494	944,193
Incyte Corp. (a)	6,512	484,558
Ionis Pharmaceuticals, Inc. (a)(b)	5,430	192,059
Moderna, Inc. (a)	840	111,628
Natera, Inc. (a)	3,700	187,664
Neurocrine Biosciences, Inc. (a)	3,916	395,673
Novavax, Inc. (a)(b)	3,388	25,986
Regeneron Pharmaceuticals, Inc. (a)	627	502,722
Repligen Corp. (a)	1,634	247,763
Sarepta Therapeutics, Inc. (a)	3,448	423,311
Seagen, Inc. (a)	5,604	1,120,800
Ultragenyx Pharmaceutical, Inc. (a)	2,074	90,572
Vertex Pharmaceuticals, Inc. (a)	9,961	3,394,012
		24,882,148
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	9,367	1,034,772
Align Technology, Inc. (a)	2,430	790,479
Baxter International, Inc.	3,240	154,483
DexCom, Inc. (a)	15,889	1,927,971
Edwards Lifesciences Corp. (a)	25,477	2,241,466
GE Healthcare Holding LLC	837	68,082
Globus Medical, Inc. (a)	201	11,686
ICU Medical, Inc. (a)(b)	168	31,776
IDEXX Laboratories, Inc. (a)	3,387	1,666,946
Insulet Corp. (a)	2,842	903,870
Intuitive Surgical, Inc. (a)	13,386	4,032,131
Masimo Corp. (a)	1,503	284,277
Novocure Ltd. (a)(b)	4,237	279,218
Penumbra, Inc. (a)	1,463	415,668
ResMed, Inc.	5,954	1,434,676
Stryker Corp.	7,753	2,323,186
Tandem Diabetes Care, Inc. (a)	2,546	100,771
		17,701,458
Health Care Providers & Services - 2.9%
agilon health, Inc. (a)(b)	7,317	177,584
AmerisourceBergen Corp.	6,737	1,124,068
Chemed Corp.	216	119,070
Cigna Group	1,915	485,050
DaVita HealthCare Partners, Inc. (a)	2,336	211,081
Elevance Health, Inc.	3,021	1,415,792
Guardant Health, Inc. (a)	4,185	94,414
HCA Holdings, Inc.	544	156,308
Humana, Inc.	3,680	1,952,203
McKesson Corp.	1,103	401,757
Molina Healthcare, Inc. (a)	1,830	545,139
UnitedHealth Group, Inc.	35,122	17,283,185
		23,965,651
Health Care Technology - 0.2%
Certara, Inc. (a)	3,111	75,193
Definitive Healthcare Corp. (a)(b)	602	6,441
Doximity, Inc. (a)(b)	2,182	80,189
Teladoc Health, Inc. (a)	572	15,175
Veeva Systems, Inc. Class A (a)	5,749	1,029,531
		1,206,529
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	3,350	175,641
Agilent Technologies, Inc.	10,958	1,484,042
Avantor, Inc. (a)	23,261	453,124
Bio-Techne Corp.	6,386	510,114
Bruker Corp.	4,403	348,409
Charles River Laboratories International, Inc. (a)	1,931	367,122
Danaher Corp.	1,805	427,623
IQVIA Holdings, Inc. (a)	7,653	1,440,524
Maravai LifeSciences Holdings, Inc. (a)	4,480	61,779
Mettler-Toledo International, Inc. (a)	907	1,352,791
Sotera Health Co. (a)	4,045	67,835
Syneos Health, Inc. (a)	690	27,089
Thermo Fisher Scientific, Inc.	1,974	1,095,373
Waters Corp. (a)	2,445	734,380
West Pharmaceutical Services, Inc.	3,053	1,102,866
		9,648,712
Pharmaceuticals - 2.4%
Catalent, Inc. (a)	2,364	118,484
Eli Lilly & Co.	28,304	11,204,421
Merck & Co., Inc.	43,741	5,050,773
Zoetis, Inc. Class A	19,429	3,415,230
		19,788,908
TOTAL HEALTH CARE		97,193,406
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	2,146	452,184
BWX Technologies, Inc.	1,508	97,387
HEICO Corp.	1,647	277,750
HEICO Corp. Class A	3,153	423,227
Howmet Aerospace, Inc.	1,493	66,125
Huntington Ingalls Industries, Inc.	370	74,614
Lockheed Martin Corp.	9,394	4,363,043
Northrop Grumman Corp.	699	322,428
Spirit AeroSystems Holdings, Inc. Class A	4,082	121,480
The Boeing Co. (a)	7,107	1,469,585
TransDigm Group, Inc.	817	625,005
		8,292,828
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (b)	1,284	129,517
Expeditors International of Washington, Inc.	2,053	233,714
GXO Logistics, Inc. (a)	517	27,468
United Parcel Service, Inc. Class B	27,055	4,864,760
		5,255,459
Building Products - 0.3%
A.O. Smith Corp.	1,194	81,538
Advanced Drain Systems, Inc. (b)	2,588	221,843
Allegion PLC	2,866	316,636
Armstrong World Industries, Inc.	1,075	73,810
Carlisle Companies, Inc.	1,782	384,645
Fortune Brands Home & Security, Inc.	1,829	118,318
Masco Corp.	453	24,240
MasterBrand, Inc.	1,742	14,058
Trane Technologies PLC	5,517	1,025,114
Trex Co., Inc. (a)	4,499	245,915
		2,506,117
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,321	1,513,612
Copart, Inc. (a)	17,564	1,388,434
Driven Brands Holdings, Inc. (a)	146	4,482
MSA Safety, Inc.	608	78,888
Republic Services, Inc.	569	82,289
Ritchie Bros. Auctioneers, Inc.	2,332	133,367
Rollins, Inc.	8,798	371,716
Tetra Tech, Inc.	890	123,149
Waste Management, Inc.	15,860	2,633,553
		6,329,490
Construction & Engineering - 0.1%
AECOM	357	29,649
Quanta Services, Inc.	3,187	540,643
Valmont Industries, Inc.	123	35,739
Willscot Mobile Mini Holdings (a)	4,481	203,437
		809,468
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	10,466	90,740
Emerson Electric Co.	7,495	624,034
Generac Holdings, Inc. (a)	2,552	260,865
Plug Power, Inc. (a)(b)	11,015	99,465
Rockwell Automation, Inc.	3,198	906,345
Vertiv Holdings Co.	2,143	31,974
		2,013,423
Ground Transportation - 1.2%
CSX Corp.	21,782	667,400
J.B. Hunt Transport Services, Inc.	3,014	528,324
Landstar System, Inc.	1,314	231,303
Lyft, Inc. (a)	10,447	107,082
Old Dominion Freight Lines, Inc.	4,097	1,312,638
RXO, Inc.	288	5,210
Uber Technologies, Inc. (a)	68,578	2,129,347
Union Pacific Corp.	25,367	4,964,322
XPO, Inc. (a)	288	12,724
		9,958,350
Industrial Conglomerates - 0.2%
General Electric Co.	2,500	247,425
Honeywell International, Inc.	8,169	1,632,493
		1,879,918
Machinery - 1.7%
AGCO Corp.	339	42,016
Allison Transmission Holdings, Inc.	2,999	146,321
Caterpillar, Inc.	18,700	4,091,560
Deere & Co.	11,203	4,234,958
Donaldson Co., Inc.	854	54,272
Graco, Inc.	4,732	375,200
IDEX Corp.	560	115,539
Illinois Tool Works, Inc.	11,329	2,740,938
Lincoln Electric Holdings, Inc.	2,303	386,443
Middleby Corp. (a)	139	19,582
Nordson Corp.	554	119,836
Otis Worldwide Corp.	2,106	179,642
Parker Hannifin Corp.	1,194	387,907
Toro Co.	4,289	447,171
Xylem, Inc. (b)	1,078	111,940
		13,453,325
Passenger Airlines - 0.1%
Delta Air Lines, Inc. (a)	26,351	904,103
Professional Services - 1.1%
Automatic Data Processing, Inc.	15,816	3,479,520
Booz Allen Hamilton Holding Corp. Class A	5,389	515,835
Broadridge Financial Solutions, Inc.	4,350	632,534
CoStar Group, Inc. (a)	2,421	186,296
Equifax, Inc. (b)	2,503	521,575
FTI Consulting, Inc. (a)	591	106,676
Genpact Ltd.	3,925	174,859
KBR, Inc.	3,669	208,142
Paychex, Inc.	13,298	1,460,918
Robert Half International, Inc. (b)	3,825	279,225
TransUnion Holding Co., Inc.	5,783	397,928
Verisk Analytics, Inc.	6,402	1,242,692
		9,206,200
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (a)(b)	988	25,747
Fastenal Co.	23,736	1,277,946
SiteOne Landscape Supply, Inc. (a)(b)	1,091	161,184
United Rentals, Inc.	1,318	475,943
W.W. Grainger, Inc.	1,857	1,291,673
Watsco, Inc. (b)	722	250,086
WESCO International, Inc.	977	140,688
		3,623,267
TOTAL INDUSTRIALS		64,231,948
INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	10,143	1,624,503
Ubiquiti, Inc.	47	10,930
		1,635,433
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	18,258	1,377,931
Arrow Electronics, Inc. (a)	121	13,846
CDW Corp.	5,571	944,786
Cognex Corp.	6,630	316,185
Coherent Corp. (a)	741	25,298
Corning, Inc.	1,826	60,660
Jabil, Inc.	4,355	340,343
Keysight Technologies, Inc. (a)	6,838	989,048
National Instruments Corp.	709	41,285
Vontier Corp.	4,151	112,617
Zebra Technologies Corp. Class A (a)	866	249,434
		4,471,433
IT Services - 2.0%
Accenture PLC Class A	26,142	7,327,341
Cloudflare, Inc. (a)	11,684	549,732
EPAM Systems, Inc. (a)	2,270	641,139
Gartner, Inc. (a)	3,169	958,496
Globant SA (a)	1,667	261,502
GoDaddy, Inc. (a)	884	66,901
IBM Corp.	24,800	3,134,968
MongoDB, Inc. Class A (a)	2,743	658,210
Okta, Inc. (a)	888	60,855
Snowflake, Inc. (a)	11,967	1,772,073
Thoughtworks Holding, Inc. (a)	3,635	22,646
Twilio, Inc. Class A (a)	2,665	140,206
VeriSign, Inc. (a)	394	87,389
Wix.com Ltd. (a)	1,796	156,665
		15,838,123
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	52,517	4,693,444
Allegro MicroSystems LLC (a)	2,788	99,727
Analog Devices, Inc.	4,204	756,216
Applied Materials, Inc.	34,714	3,923,723
Broadcom, Inc.	16,297	10,210,071
Enphase Energy, Inc. (a)	5,395	885,859
Entegris, Inc. (b)	6,085	455,888
GlobalFoundries, Inc. (a)(b)	651	38,279
KLA Corp.	5,711	2,207,530
Lam Research Corp.	5,560	2,913,885
Lattice Semiconductor Corp. (a)	5,564	443,451
Microchip Technology, Inc.	18,791	1,371,555
Micron Technology, Inc.	8,510	547,704
Monolithic Power Systems, Inc.	1,891	873,585
NVIDIA Corp.	97,629	27,091,071
onsemi (a)	11,177	804,297
Qualcomm, Inc.	46,233	5,400,014
Teradyne, Inc.	5,842	533,842
Texas Instruments, Inc.	25,646	4,288,011
Universal Display Corp.	1,780	237,559
		67,775,711
Software - 17.4%
Adobe, Inc. (a)	18,866	7,123,047
Alteryx, Inc. Class A (a)	2,395	98,506
ANSYS, Inc. (a)	1,884	591,425
AppLovin Corp. (a)(b)	9,086	154,462
Aspen Technology, Inc.	1,116	197,532
Atlassian Corp. PLC (a)	6,005	886,698
Autodesk, Inc. (a)	8,972	1,747,656
Bentley Systems, Inc. Class B (b)	6,987	297,367
Black Knight, Inc. (a)	613	33,494
Cadence Design Systems, Inc. (a)	11,245	2,355,265
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	3,012	26,144
Ceridian HCM Holding, Inc. (a)(b)	1,128	71,605
Confluent, Inc. (a)	5,144	113,168
Crowdstrike Holdings, Inc. (a)	8,878	1,065,804
Datadog, Inc. Class A (a)	10,970	739,159
DocuSign, Inc. (a)	8,108	400,860
DoubleVerify Holdings, Inc. (a)	3,120	91,790
Dropbox, Inc. Class A (a)	10,360	210,722
Dynatrace, Inc. (a)	8,884	375,616
Elastic NV (a)	3,208	183,658
Fair Isaac Corp. (a)	1,005	731,590
Five9, Inc. (a)	2,901	188,101
Fortinet, Inc. (a)	26,597	1,676,941
Gen Digital, Inc.	8,113	143,357
HubSpot, Inc. (a)	1,913	805,277
Informatica, Inc. (a)	232	3,587
Intuit, Inc.	11,370	5,047,712
Jamf Holding Corp. (a)(b)	2,291	43,346
Manhattan Associates, Inc. (a)	1,583	262,271
Microsoft Corp.	308,768	94,872,056
nCino, Inc. (a)(b)	560	13,849
NCR Corp. (a)	244	5,439
New Relic, Inc. (a)	2,209	157,877
Nutanix, Inc. Class A (a)	4,919	117,958
Oracle Corp.	43,327	4,103,933
Palantir Technologies, Inc. (a)(b)	75,720	586,830
Palo Alto Networks, Inc. (a)	12,265	2,237,872
Paycom Software, Inc. (a)	2,107	611,810
Paylocity Holding Corp. (a)	1,645	317,962
Pegasystems, Inc. (b)	1,727	78,786
Procore Technologies, Inc. (a)(b)	2,123	113,389
PTC, Inc. (a)	4,385	551,589
RingCentral, Inc. (a)	3,512	96,791
Salesforce, Inc. (a)	8,480	1,682,178
SentinelOne, Inc. (a)	5,537	88,980
ServiceNow, Inc. (a)	8,366	3,843,508
Smartsheet, Inc. (a)	5,275	215,589
Splunk, Inc. (a)	6,699	577,722
Synopsys, Inc. (a)	6,284	2,333,375
Teradata Corp. (a)	2,268	87,794
Tyler Technologies, Inc. (a)	1,476	559,448
UiPath, Inc. Class A (a)(b)	1,566	22,049
Unity Software, Inc. (a)(b)	6,546	176,546
VMware, Inc. Class A (a)	4,293	536,754
Workday, Inc. Class A (a)	8,255	1,536,586
Zoom Video Communications, Inc. Class A (a)	5,082	312,187
Zscaler, Inc. (a)	3,463	312,016
		141,817,033
Technology Hardware, Storage & Peripherals - 13.1%
Apple, Inc.	620,202	105,235,872
Dell Technologies, Inc.	1,591	69,193
HP, Inc.	18,500	549,635
NetApp, Inc.	8,916	560,727
Pure Storage, Inc. Class A (a)	11,631	265,536
		106,680,963
TOTAL INFORMATION TECHNOLOGY		338,218,696
MATERIALS - 1.3%
Chemicals - 1.0%
Albemarle Corp.	2,474	458,828
Axalta Coating Systems Ltd. (a)	2,202	69,517
CF Industries Holdings, Inc.	8,105	580,156
Ecolab, Inc.	9,030	1,515,595
FMC Corp.	1,800	222,444
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	6,124	7,471
Linde PLC	4,272	1,578,290
PPG Industries, Inc.	5,170	725,144
RPM International, Inc.	299	24,527
Sherwin-Williams Co.	9,865	2,343,332
The Chemours Co. LLC	3,751	109,042
The Mosaic Co.	1,720	73,702
The Scotts Miracle-Gro Co. Class A	553	36,946
Valvoline, Inc. (b)	7,043	243,336
		7,988,330
Construction Materials - 0.1%
Eagle Materials, Inc.	1,244	184,373
Martin Marietta Materials, Inc.	234	84,989
Vulcan Materials Co.	2,639	462,142
		731,504
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA (b)	1,804	7,360
Avery Dennison Corp.	2,080	362,918
Ball Corp.	5,026	267,283
Berry Global Group, Inc.	2,481	143,427
Crown Holdings, Inc.	4,158	356,673
Graphic Packaging Holding Co.	9,662	238,265
Sealed Air Corp.	5,965	286,260
		1,662,186
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	3,769	81,674
Royal Gold, Inc.	195	25,826
Southern Copper Corp. (b)	2,324	178,553
		286,053
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	293	17,504
TOTAL MATERIALS		10,685,577
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	14,683	3,001,058
Apartment Income (REIT) Corp.	471	17,418
Camden Property Trust (SBI)	365	40,168
Crown Castle International Corp.	17,800	2,191,002
Equinix, Inc.	2,873	2,080,282
Equity Lifestyle Properties, Inc.	4,457	307,087
Extra Space Storage, Inc.	663	100,803
Iron Mountain, Inc.	8,888	490,973
Lamar Advertising Co. Class A	3,144	332,258
Public Storage	5,133	1,513,362
SBA Communications Corp. Class A	994	259,325
Simon Property Group, Inc.	6,517	738,506
		11,072,242
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	6,325	484,875
Opendoor Technologies, Inc. (a)(b)	4,696	6,480
Zillow Group, Inc.:
Class A (a)	91	3,893
Class C (a)	411	17,895
		513,143
TOTAL REAL ESTATE		11,585,385
UTILITIES - 0.0%
Gas Utilities - 0.0%
National Fuel Gas Co.	264	14,758
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	4,915	116,289
Vistra Corp.	9,500	226,670
		342,959
TOTAL UTILITIES		357,717
TOTAL COMMON STOCKS (Cost $624,316,342)		811,020,623

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $397,009)	400,000	396,779

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	3,177,705	3,178,341
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	6,762,311	6,762,987
TOTAL MONEY MARKET FUNDS (Cost $9,941,328)		9,941,328

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $634,654,679)	821,358,730
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(7,789,260)
NET ASSETS - 100.0%	813,569,470

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	8	Jun 2023	2,131,240	179,791	179,791
CME E-mini S&P 500 Index Contracts (United States)	3	Jun 2023	628,275	34,941	34,941

TOTAL FUTURES CONTRACTS					214,732
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $289,648.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	5,233,166	300,618,424	302,673,249	101,264	-	-	3,178,341	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	4,375,732	71,355,973	68,968,718	45,754	-	-	6,762,987	0.0%
Total	9,608,898	371,974,397	371,641,967	147,018	-	-	9,941,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	59,230,208	59,230,208	-	-
Consumer Discretionary	113,194,039	113,194,039	-	-
Consumer Staples	49,788,290	49,788,290	-	-
Energy	11,178,540	11,178,540	-	-
Financials	55,356,817	55,356,817	-	-
Health Care	97,193,406	97,193,406	-	-
Industrials	64,231,948	64,231,948	-	-
Information Technology	338,218,696	338,218,696	-	-
Materials	10,685,577	10,685,577	-	-
Real Estate	11,585,385	11,585,385	-	-
Utilities	357,717	357,717	-	-

U.S. Government and Government Agency Obligations	396,779	-	396,779	-

Money Market Funds	9,941,328	9,941,328	-	-
Total Investments in Securities:	821,358,730	820,961,951	396,779	-
Derivative Instruments:

Assets
Futures Contracts	214,732	214,732	-	-
Total Assets	214,732	214,732	-	-
Total Derivative Instruments:	214,732	214,732	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	214,732	0
Total Equity Risk	214,732	0
Total Value of Derivatives	214,732	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2023

Assets
Investment in securities, at value (including securities loaned of $6,639,534) - See accompanying schedule:
Unaffiliated issuers (cost $624,713,351)	$811,417,402
Fidelity Central Funds (cost $9,941,328)	9,941,328

Total Investment in Securities (cost $634,654,679)		$821,358,730
Receivable for investments sold		4,031,135
Receivable for fund shares sold		52,239
Dividends receivable		349,070
Distributions receivable from Fidelity Central Funds		14,592
Receivable for daily variation margin on futures contracts		28,705
Receivable from investment adviser for expense reductions		1,759
Total assets		825,836,230
Liabilities
Payable for fund shares redeemed	$5,495,703
Other payables and accrued expenses	8,077
Collateral on securities loaned	6,762,980
Total Liabilities		12,266,760
Net Assets		$813,569,470
Net Assets consist of:
Paid in capital		$660,714,816
Total accumulated earnings (loss)		152,854,654
Net Assets		$813,569,470
Net Asset Value , offering price and redemption price per share ($813,569,470 ÷ 52,055,091 shares)		$15.63

Statement of Operations
		Year ended April 30, 2023
Investment Income
Dividends		$7,220,625
Interest		8,495
Income from Fidelity Central Funds (including $45,754 from security lending)		147,018
Total Income		7,376,138
Expenses
Custodian fees and expenses	$31,363
Independent trustees' fees and expenses	2,465
Interest	6,218
Total expenses before reductions	40,046
Expense reductions	(10,175)
Total expenses after reductions		29,871
Net Investment income (loss)		7,346,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(27,191,609)
Futures contracts	(284,291)
Total net realized gain (loss)		(27,475,900)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,478,608
Futures contracts	252,022
Total change in net unrealized appreciation (depreciation)		52,730,630
Net gain (loss)		25,254,730
Net increase (decrease) in net assets resulting from operations		$32,600,997
Statement of Changes in Net Assets

	Year ended April 30, 2023	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,346,267	$4,744,000
Net realized gain (loss)	(27,475,900)	11,155,903
Change in net unrealized appreciation (depreciation)	52,730,630	(50,252,072)
Net increase (decrease) in net assets resulting from operations	32,600,997	(34,352,169)
Distributions to shareholders	(9,239,181)	(20,151,918)
Share transactions
Proceeds from sales of shares	297,407,219	328,924,069
Reinvestment of distributions	9,239,181	20,151,918
Cost of shares redeemed	(159,930,900)	(197,089,005)
Net increase (decrease) in net assets resulting from share transactions	146,715,500	151,986,982
Total increase (decrease) in net assets	170,077,316	97,482,895

Net Assets
Beginning of period	643,492,154	546,009,259
End of period	$813,569,470	$643,492,154

Other Information
Shares
Sold	20,607,506	18,966,983
Issued in reinvestment of distributions	647,458	1,064,704
Redeemed	(10,783,270)	(10,844,228)
Net increase (decrease)	10,471,694	9,187,459

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

Years ended April 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.47	$16.85	$11.52	$10.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.13	.12	.14	.06
Net realized and unrealized gain (loss)	.20	(.92)	5.67	.99	.53
Total from investment operations	.35	(.79)	5.79	1.13	.59
Distributions from net investment income	(.13)	(.12)	(.13)	(.10)	(.05)
Distributions from net realized gain	(.06)	(.46)	(.33)	(.05)	-
Total distributions	(.19)	(.59) D	(.46)	(.15)	(.05)
Net asset value, end of period	$15.63	$15.47	$16.85	$11.52	$10.54
Total Return E,F	2.39%	(5.34)%	51.21%	10.77%	5.97%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01%	.01%	.01%	.01%	.05% I
Expenses net of fee waivers, if any	-% J	-% J	-% J	.01%	.01% I
Expenses net of all reductions	-% J	-% J	-% J	.01%	.01% I
Net investment income (loss)	1.04%	.73%	.85%	1.24%	.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$813,569	$643,492	$546,009	$297,828	$263,824
Portfolio turnover rate K	29%	40%	40%	45%	21% I

A For the period August 17, 2018 (commencement of operations) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2023

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.   In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$215,698,099
Gross unrealized depreciation	(41,043,300)
Net unrealized appreciation (depreciation)	$174,654,799
Tax Cost	$646,703,931

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,989,772
Capital loss carryforward	$(23,789,917)
Net unrealized appreciation (depreciation) on securities and other investments	$174,654,799

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(13,287,833)
Long-term	(10,502,084)
Total capital loss carryforward	$(23,789,917)

The tax character of distributions paid was as follows:

	April 30, 2023	April 30, 2022
Ordinary Income	$8,198,918	$9,665,986
Long-term Capital Gains	1,040,263	10,485,932
Total	$9,239,181	$20,151,918

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	356,763,491	208,104,293

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$ 13,112,000	4.27%	$6,218

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Growth Index Fund	$4,609	$3,796	$122,141

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $10,175.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018 (commencement of operations) through April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from August 17, 2018 (commencement of operations) through April 30, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 299 funds. Mr. Chiel oversees 188 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Series Large Cap Growth Index Fund	-%- D
Actual		$ 1,000	$ 1,115.60	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund designates $57,275 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 47%, and 87% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 47.44%, and 88.73% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.49%, and 6.02% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891255.104
CGI-ANN-0623
Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Annual Report
April 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Small Cap Index Fund	-3.46%	4.25%	5.85%

A     From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Small Cap Index Fund, on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 2.66% for the 12 months ending April 30, 2023, according to the S&P 500 ® index, as markets digested multiple crosscurrents and sustained year-to-date momentum. The upturn followed a year in which the S&P 500 ® returned -18.11% amid a multitude of risk factors. Record inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while also shrinking its massive asset portfolio. Against this backdrop, stocks struggled to gain traction until a rally in late 2022, as risky assets regained favor. The S&P 500 ® continued to advance in 2023, gaining 7.50% in the first quarter and adding 1.56% in April, supported by moderating inflation data, a resilient labor market, earnings that continued to exceed lowered expectations and indications from the Fed it was nearing the end of its interest rate hiking regime. Indeed, the central bank stepped down to hikes of 25 basis points (0.25 percentage points) in February and March, as stress in the financial system started to show, with two regional banks failing in March. For the full 12 months, value stocks handily outpaced growth. By sector, energy (+19%) led the way, followed by information technology (+9%) and industrials (+7%). In contrast, real estate (-16%), consumer discretionary (-8%) and materials (-3%) lagged most.
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2023, the fund returned -3.46%, roughly in line with the -3.65% result of the benchmark Russell 2000 ® Index. By sector, financials returned -12% and detracted most. This group was hampered by the banks (-20%) industry. Real estate returned -20%. Information technology (-10%), especially in the software & services industry (-17%), also hurt. Other notable detractors included the communication services (-19%) and materials (0%) sectors. Conversely, health care gained 4% and contributed most, driven by the pharmaceuticals, biotechnology & life sciences industry (+9%). Industrials stocks also helped (+3%), benefiting from the capital goods industry (+9%). The consumer staples sector rose roughly 7%. Other notable contributors included the energy (+4%), consumer discretionary (+0%), and utilities (+2%) sectors. Turning to individual stocks, the biggest individual detractor was Avis Budget Group (-39%), from the transportation category, followed by Silvergate Capital (-98%), which is in the banks industry. Within consumer durables & apparel, Helen of Troy returned -53% and hurt. Other detractors were Marqeta (-60%), a stock in the financial services segment, and Rapid (-49%), from the software & services group. Conversely, the top contributor was Prometheus Biosciences (+638%), from the pharmaceuticals, biotechnology & life sciences segment. In health care equipment & services, Shockwave Medical (+92%) was helpful, and Apellis Pharmaceuticals (+92%) from the pharmaceuticals, biotechnology & life sciences group also contributed. Crocs, within the consumer durables & apparel category, rose 86% and Iridium Communications, within the telecommunication services industry, gained 78% and boosted the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Shockwave Medical, Inc.	0.5
EMCOR Group, Inc.	0.4
Iridium Communications, Inc.	0.4
Saia, Inc.	0.4
Apellis Pharmaceuticals, Inc.	0.4
Inspire Medical Systems, Inc.	0.3
Crocs, Inc.	0.3
Texas Roadhouse, Inc. Class A	0.3
Kinsale Capital Group, Inc.	0.3
Prometheus Biosciences, Inc.	0.3
3.6

Market Sectors (% of Fund's net assets)

Health Care	17.0
Industrials	16.7
Financials	15.6
Consumer Discretionary	11.4
Information Technology	11.3
Energy	6.4
Real Estate	6.2
Materials	4.4
Consumer Staples	3.8
Utilities	3.3
Communication Services	2.7

Asset Allocation (% of Fund's net assets)

Futures - 1.2%

Schedule of Investments April 30, 2023
Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	2,265	71,529
ATN International, Inc.	1,359	49,155
Bandwidth, Inc. (a)	2,893	35,208
Charge Enterprises, Inc. (a)	16,112	17,079
Cogent Communications Group, Inc.	5,293	365,429
Consolidated Communications Holdings, Inc. (a)	9,352	36,192
EchoStar Holding Corp. Class A (a)	4,124	70,397
Globalstar, Inc. (a)	84,444	76,506
IDT Corp. Class B (a)	1,919	63,730
Iridium Communications, Inc.	15,411	978,136
Liberty Latin America Ltd.:
Class A (a)	4,468	39,631
Class C (a)	18,257	162,122
Ooma, Inc. (a)	2,861	35,190
Radius Global Infrastructure, Inc. (a)	9,420	138,380
		2,138,684
Entertainment - 0.4%
Cinemark Holdings, Inc. (a)	13,422	226,563
IMAX Corp. (a)	5,808	121,678
Liberty Media Corp. Liberty Braves:
Class A (a)	1,143	44,771
Class C (a)	4,706	178,922
Lions Gate Entertainment Corp.:
Class A (a)	9,166	105,409
Class B (a)	12,107	129,182
Madison Square Garden Entertainment Corp.	3,246	104,748
Marcus Corp. (b)	2,907	50,931
Playstudios, Inc. Class A (a)	9,809	42,963
Reservoir Media, Inc. (a)	2,528	16,786
Skillz, Inc. (a)	38,051	23,694
Sphere Entertainment Co. (a)	3,185	89,626
Vivid Seats, Inc. Class A (a)	3,082	22,129
		1,157,402
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	12,359	225,057
CarGurus, Inc. Class A (a)	12,609	207,292
Cars.com, Inc. (a)	8,133	159,163
DHI Group, Inc. (a)	5,253	19,279
Eventbrite, Inc. (a)	9,588	69,705
EverQuote, Inc. Class A (a)	2,445	17,042
fuboTV, Inc. (a)(b)	23,215	26,465
MediaAlpha, Inc. Class A (a)	3,005	22,237
Outbrain, Inc. (a)	4,652	17,817
QuinStreet, Inc. (a)	6,241	69,338
Shutterstock, Inc.	2,960	198,320
The Arena Group Holdings, Inc. (a)	1,450	5,945
TrueCar, Inc. (a)	10,814	27,792
Vimeo, Inc. (a)	17,770	58,463
Vinco Ventures, Inc. (a)	27,056	4,957
Wejo Group Ltd. (a)	6,382	2,489
Yelp, Inc. (a)	8,335	249,383
Ziff Davis, Inc. (a)	5,622	411,193
ZipRecruiter, Inc. (a)	8,999	152,443
		1,944,380
Media - 0.8%
AdTheorent Holding Co., Inc. Class A (a)	4,630	6,945
Advantage Solutions, Inc. Class A (a)	9,734	12,460
AMC Networks, Inc. Class A (a)	3,730	65,984
Audacy, Inc. Class A (a)	8,880	1,046
Boston Omaha Corp. (a)	2,719	55,631
Cardlytics, Inc. (a)	3,959	25,694
Clear Channel Outdoor Holdings, Inc. (a)	45,484	57,765
Cumulus Media, Inc. (a)	2,099	7,378
Daily Journal Corp. (a)	150	40,973
E.W. Scripps Co. Class A (a)	7,227	60,924
Entravision Communication Corp. Class A	7,429	46,431
Gambling.com Group Ltd. (a)	1,131	11,106
Gannett Co., Inc. (a)	18,010	34,219
Gray Television, Inc.	10,231	78,881
iHeartMedia, Inc. (a)	14,674	50,919
Innovid Corp. (a)	9,118	8,562
Integral Ad Science Holding Corp. (a)	4,718	74,214
John Wiley & Sons, Inc. Class A	5,306	204,652
Magnite, Inc. (a)	16,356	153,746
PubMatic, Inc. (a)	5,364	73,272
Quotient Technology, Inc. (a)	11,216	31,629
Scholastic Corp.	3,630	139,646
Sinclair Broadcast Group, Inc. Class A	4,948	98,416
Stagwell, Inc. (a)	9,494	59,053
TechTarget, Inc. (a)	3,355	114,372
TEGNA, Inc.	27,451	469,412
Thryv Holdings, Inc. (a)	3,103	69,693
Urban One, Inc. Class A (a)	2,129	15,201
WideOpenWest, Inc. (a)	6,578	75,187
		2,143,411
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	6,120	82,069
KORE Group Holdings, Inc. (a)	4,822	5,883
Shenandoah Telecommunications Co.	5,915	123,091
Telephone & Data Systems, Inc.	12,548	125,480
U.S. Cellular Corp. (a)	1,812	38,487
		375,010
TOTAL COMMUNICATION SERVICES		7,758,887
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.4%
Adient PLC (a)	11,687	431,718
American Axle & Manufacturing Holdings, Inc. (a)	13,913	99,478
Dana, Inc.	15,825	234,052
Dorman Products, Inc. (a)	3,247	279,762
Fox Factory Holding Corp. (a)	5,227	579,517
Gentherm, Inc. (a)	4,074	243,014
Holley, Inc. (a)	6,184	14,903
LCI Industries	3,066	346,335
Luminar Technologies, Inc. (a)(b)	31,011	186,686
Modine Manufacturing Co. (a)	6,068	126,882
Motorcar Parts of America, Inc. (a)	2,434	11,854
Patrick Industries, Inc.	2,660	182,556
Solid Power, Inc. (a)	16,539	37,544
Standard Motor Products, Inc.	2,475	89,125
Stoneridge, Inc. (a)	3,207	60,388
The Goodyear Tire & Rubber Co. (a)	34,535	368,488
Visteon Corp. (a)	3,423	480,555
XPEL, Inc. (a)	2,653	193,828
		3,966,685
Automobiles - 0.2%
Canoo, Inc. (a)(b)	35,147	26,536
Cenntro Electric Group Ltd. (a)	23,123	8,574
Faraday Future Intelligent Electric, Inc. (a)	59,205	10,094
Fisker, Inc. (a)(b)	21,972	141,500
Lordstown Motors Corp. Class A (a)(b)	20,953	10,958
Mullen Automotive, Inc. (a)	118,708	9,129
Winnebago Industries, Inc.	3,697	214,944
Workhorse Group, Inc. (a)(b)	19,755	18,613
		440,348
Broadline Retail - 0.1%
1stDibs.com, Inc. (a)	3,109	11,690
Big Lots, Inc.	3,570	32,094
ContextLogic, Inc. (a)	2,427	17,499
Dillard's, Inc. Class A (b)	491	146,509
Groupon, Inc. (a)	2,541	9,097
Qurate Retail, Inc. Series A (a)	43,624	34,751
		251,640
Distributors - 0.0%
Funko, Inc. (a)	4,004	39,479
Weyco Group, Inc.	746	20,246
		59,725
Diversified Consumer Services - 1.0%
2U, Inc. (a)	9,507	52,669
Adtalem Global Education, Inc. (a)	5,530	224,352
American Public Education, Inc. (a)	2,207	12,580
Carriage Services, Inc.	1,643	47,171
Chegg, Inc. (a)	15,353	276,047
Coursera, Inc. (a)	14,135	175,839
Duolingo, Inc. (a)	2,967	403,987
European Wax Center, Inc.	3,046	57,387
Frontdoor, Inc. (a)	10,177	278,443
Graham Holdings Co.	453	260,733
Laureate Education, Inc. Class A	16,541	204,943
Nerdy, Inc. Class A (a)	7,090	28,147
OneSpaWorld Holdings Ltd. (a)	8,184	98,208
Perdoceo Education Corp. (a)	8,262	107,241
Rover Group, Inc. Class A (a)	11,522	52,195
Strategic Education, Inc.	2,798	246,224
Stride, Inc. (a)	5,191	223,005
The Beachbody Co., Inc. (a)	11,490	5,361
Udemy, Inc. (a)	9,068	82,428
Universal Technical Institute, Inc. (a)	4,182	29,525
WW International, Inc. (a)	6,651	55,536
		2,922,021
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	6,913	61,180
Bally's Corp. (a)	4,431	76,213
Biglari Holdings, Inc. Class B (a)	82	14,202
BJ's Restaurants, Inc. (a)	2,790	90,787
Bloomin' Brands, Inc.	10,745	266,154
Bluegreen Vacations Holding Corp. Class A	1,204	34,663
Bowlero Corp. Class A (a)	3,650	53,400
Brinker International, Inc. (a)	5,345	213,372
Century Casinos, Inc. (a)	3,261	22,957
Chuy's Holdings, Inc. (a)	2,201	76,771
Cracker Barrel Old Country Store, Inc.	2,729	289,711
Dave & Buster's Entertainment, Inc. (a)	5,287	187,477
Denny's Corp. (a)	6,768	75,869
Dine Brands Global, Inc.	1,823	118,367
El Pollo Loco Holdings, Inc.	2,394	22,312
Everi Holdings, Inc. (a)	10,643	161,774
F45 Training Holdings, Inc. (a)	3,954	3,361
First Watch Restaurant Group, Inc. (a)	1,893	30,439
Full House Resorts, Inc. (a)	4,066	28,625
Golden Entertainment, Inc. (a)	2,477	104,430
Hilton Grand Vacations, Inc. (a)	10,578	452,738
Inspirato, Inc. (a)	2,127	1,617
Inspired Entertainment, Inc. (a)	2,603	33,318
International Game Technology PLC	12,083	340,016
Jack in the Box, Inc.	2,550	236,360
Krispy Kreme, Inc. (b)	8,872	136,451
Kura Sushi U.S.A., Inc. Class A (a)	577	39,767
Life Time Group Holdings, Inc. (a)	5,175	107,588
Light & Wonder, Inc. Class A (a)	11,604	699,605
Lindblad Expeditions Holdings (a)	4,171	47,174
Monarch Casino & Resort, Inc.	1,639	113,681
NeoGames SA (a)	1,575	21,184
Noodles & Co. (a)	5,046	24,927
Papa John's International, Inc.	4,022	300,805
Portillo's, Inc. (a)	3,957	85,550
RCI Hospitality Holdings, Inc.	1,064	79,694
Red Rock Resorts, Inc.	6,205	302,804
Rush Street Interactive, Inc. (a)	7,349	22,855
Ruth's Hospitality Group, Inc.	3,936	63,606
Sabre Corp. (a)	40,162	160,648
SeaWorld Entertainment, Inc. (a)	4,897	262,773
Shake Shack, Inc. Class A (a)	4,619	253,167
Sonder Holdings, Inc. (a)	21,785	8,934
Sweetgreen, Inc. Class A (a)	10,917	86,681
Target Hospitality Corp. (a)	3,603	45,434
Texas Roadhouse, Inc. Class A	8,255	913,168
The Cheesecake Factory, Inc.	5,974	201,264
The ONE Group Hospitality, Inc. (a)	2,820	22,081
Vacasa, Inc. Class A (a)	13,883	11,059
Wingstop, Inc.	3,692	738,806
Xponential Fitness, Inc. (a)	2,515	83,196
		7,829,015
Household Durables - 2.0%
Aterian, Inc. (a)	7,236	5,725
Beazer Homes U.S.A., Inc. (a)	3,650	77,782
Cavco Industries, Inc. (a)	1,074	322,436
Century Communities, Inc.	3,479	234,276
Dream Finders Homes, Inc. (a)	2,643	40,306
Ethan Allen Interiors, Inc.	2,782	77,701
GoPro, Inc. Class A (a)	15,770	67,496
Green Brick Partners, Inc. (a)	3,345	124,668
Helen of Troy Ltd. (a)	2,937	294,699
Hovnanian Enterprises, Inc. Class A (a)	593	43,746
Installed Building Products, Inc.	2,939	365,230
iRobot Corp. (a)	3,289	129,356
KB Home	9,339	409,235
La-Z-Boy, Inc.	5,311	152,585
Landsea Homes Corp. (a)	1,149	7,583
Legacy Housing Corp. (a)	1,081	23,350
LGI Homes, Inc. (a)(b)	2,530	300,564
Lifetime Brands, Inc.	1,539	7,541
Lovesac (a)	1,738	45,692
M.D.C. Holdings, Inc.	7,211	295,435
M/I Homes, Inc. (a)	3,271	221,250
Meritage Homes Corp.	4,469	572,255
Purple Innovation, Inc.	7,809	23,193
Skyline Champion Corp. (a)	6,582	488,187
Snap One Holdings Corp. (a)	2,269	22,145
Sonos, Inc. (a)	15,738	332,701
Taylor Morrison Home Corp. (a)	12,874	554,741
Traeger, Inc. (a)	4,153	12,625
TRI Pointe Homes, Inc. (a)	12,398	355,575
Tupperware Brands Corp. (a)	5,102	6,378
Universal Electronics, Inc. (a)	1,462	14,693
Vizio Holding Corp. (a)	8,328	71,371
Vuzix Corp. (a)(b)	7,262	29,193
		5,729,713
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,099	205,483
AMMO, Inc. (a)(b)	10,770	21,217
Clarus Corp.	3,621	35,232
Johnson Outdoors, Inc. Class A	656	38,048
Latham Group, Inc. (a)	5,299	12,771
Malibu Boats, Inc. Class A (a)	2,502	141,989
Marine Products Corp.	1,098	15,119
MasterCraft Boat Holdings, Inc. (a)	2,168	63,457
Smith & Wesson Brands, Inc.	5,598	67,288
Solo Brands, Inc. Class A (a)	2,694	21,525
Sturm, Ruger & Co., Inc.	2,132	122,718
Topgolf Callaway Brands Corp. (a)	17,223	381,834
Vista Outdoor, Inc. (a)	6,905	166,411
		1,293,092
Specialty Retail - 2.6%
1-800-FLOWERS.com, Inc. Class A (a)	3,207	29,536
a.k.a. Brands Holding Corp. (a)	1,392	511
Abercrombie & Fitch Co. Class A (a)	6,007	141,405
Academy Sports & Outdoors, Inc.	9,363	594,738
America's Car Mart, Inc. (a)	724	58,202
American Eagle Outfitters, Inc.	19,015	254,611
Arko Corp.	10,125	84,645
Asbury Automotive Group, Inc. (a)	2,729	527,952
BARK, Inc. (a)	12,824	14,106
Big 5 Sporting Goods Corp. (b)	2,690	21,197
Boot Barn Holdings, Inc. (a)	3,644	264,081
Build-A-Bear Workshop, Inc.	1,650	38,280
Caleres, Inc.	4,230	96,444
Camping World Holdings, Inc. (b)	4,835	108,256
CarParts.com, Inc. (a)	6,365	30,170
Chico's FAS, Inc. (a)	15,141	76,311
Citi Trends, Inc. (a)	1,018	17,571
Conn's, Inc. (a)	1,560	7,457
Designer Brands, Inc. Class A	6,253	51,212
Destination XL Group, Inc. (a)	7,182	31,529
Duluth Holdings, Inc. (a)	1,527	9,559
EVgo, Inc. Class A (a)(b)	8,447	50,598
Express, Inc. (a)	7,186	5,803
Foot Locker, Inc.	9,948	417,717
Franchise Group, Inc. (b)	3,235	94,624
Genesco, Inc. (a)	1,499	51,955
Group 1 Automotive, Inc.	1,738	390,146
GrowGeneration Corp. (a)	6,897	23,588
Guess?, Inc. (b)	3,833	72,252
Haverty Furniture Companies, Inc.	1,796	54,131
Hibbett, Inc.	1,574	85,515
JOANN, Inc.	1,181	2,043
Lands' End, Inc. (a)	1,941	13,917
LL Flooring Holdings, Inc. (a)	3,453	11,360
Lulu's Fashion Lounge Holdings, Inc. (a)	1,840	4,140
MarineMax, Inc. (a)	2,655	77,314
Monro, Inc.	3,844	187,895
Murphy U.S.A., Inc.	2,480	682,570
National Vision Holdings, Inc. (a)	9,672	203,499
OneWater Marine, Inc. Class A (a)	1,427	37,673
Overstock.com, Inc. (a)	5,287	107,643
PetMed Express, Inc.	2,560	39,347
Rent the Runway, Inc. Class A (a)(b)	5,898	15,394
Revolve Group, Inc. (a)	5,036	103,993
RumbleON, Inc. Class B (a)	1,364	9,275
Sally Beauty Holdings, Inc. (a)	13,178	187,523
Shoe Carnival, Inc.	2,120	49,290
Signet Jewelers Ltd. (b)	5,520	406,162
Sleep Number Corp. (a)	2,606	58,765
Sonic Automotive, Inc. Class A (sub. vtg.)	2,211	98,434
Sportsman's Warehouse Holdings, Inc. (a)	4,613	28,693
Stitch Fix, Inc. (a)(b)	10,416	35,519
The Aaron's Co., Inc.	3,773	50,370
The Buckle, Inc.	3,733	125,167
The Cato Corp. Class A (sub. vtg.)	2,166	17,870
The Children's Place, Inc. (a)	1,481	43,897
The Container Store Group, Inc. (a)	3,762	11,625
The ODP Corp. (a)	4,920	212,593
The RealReal, Inc. (a)	10,885	12,191
thredUP, Inc. (a)	7,081	18,694
Tile Shop Holdings, Inc. (a)	3,909	18,333
Tilly's, Inc. (a)	2,772	20,818
Torrid Holdings, Inc. (a)	1,626	5,561
TravelCenters of America LLC (a)	1,554	133,846
Upbound Group, Inc.	6,172	164,546
Urban Outfitters, Inc. (a)	7,865	212,827
Warby Parker, Inc. (a)(b)	10,331	108,785
Winmark Corp.	339	113,199
Zumiez, Inc. (a)	1,957	34,218
		7,369,091
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. Class A (a)	11,299	14,124
Crocs, Inc. (a)	7,475	924,433
Ermenegildo Zegna Holditalia SpA	7,355	95,100
Fossil Group, Inc. (a)	5,812	19,528
G-III Apparel Group Ltd. (a)	5,260	82,582
Kontoor Brands, Inc.	6,832	308,601
Movado Group, Inc.	1,884	48,268
Oxford Industries, Inc.	1,844	190,282
PLBY Group, Inc. (a)	5,301	8,853
Rocky Brands, Inc.	878	25,655
Steven Madden Ltd.	9,472	331,899
Superior Group of Companies, Inc.	1,382	10,780
Unifi, Inc. (a)	1,769	15,532
Wolverine World Wide, Inc.	9,549	159,850
		2,235,487
TOTAL CONSUMER DISCRETIONARY		32,096,817
CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	6,853	654,941
Coca-Cola Bottling Co. Consolidated	580	341,887
Duckhorn Portfolio, Inc. (a)	5,210	78,671
MGP Ingredients, Inc.	1,742	171,901
National Beverage Corp. (a)	2,914	144,826
Primo Water Corp.	19,432	295,172
The Vita Coco Co., Inc. (a)	3,446	74,606
Vintage Wine Estates, Inc. (a)	3,699	4,957
		1,766,961
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	3,965	177,236
Chefs' Warehouse Holdings (a)	4,214	140,158
HF Foods Group, Inc. (a)	4,540	17,797
Ingles Markets, Inc. Class A	1,758	161,806
Natural Grocers by Vitamin Cottage, Inc.	1,177	12,700
PriceSmart, Inc.	3,170	233,566
Rite Aid Corp. (a)	6,998	14,696
SpartanNash Co.	4,337	106,343
Sprouts Farmers Market LLC (a)	13,045	452,140
United Natural Foods, Inc. (a)	7,390	201,525
Village Super Market, Inc. Class A	1,000	21,890
Weis Markets, Inc.	2,031	167,537
		1,707,394
Food Products - 1.3%
Alico, Inc.	848	19,979
AppHarvest, Inc. (a)	12,382	5,746
B&G Foods, Inc. Class A	8,786	140,927
Benson Hill, Inc. (a)	21,357	22,638
Beyond Meat, Inc. (a)(b)	7,593	102,809
BRC, Inc. Class A (a)(b)	3,418	17,808
Cal-Maine Foods, Inc.	4,703	223,393
Calavo Growers, Inc.	2,139	68,362
Fresh Del Monte Produce, Inc.	3,769	108,208
Hostess Brands, Inc. Class A (a)	16,466	424,164
J&J Snack Foods Corp.	1,875	287,250
John B. Sanfilippo & Son, Inc.	1,100	114,345
Lancaster Colony Corp.	2,394	500,633
Lifecore Biomedical (a)	3,287	13,970
Local Bounti Corp. (a)(b)	7,175	3,839
Mission Produce, Inc. (a)	4,916	55,993
Seneca Foods Corp. Class A (a)	637	30,321
Sovos Brands, Inc. (a)	4,698	80,571
SunOpta, Inc. (a)	12,095	102,808
Tattooed Chef, Inc. (a)(b)	6,844	10,540
The Hain Celestial Group, Inc. (a)	11,086	198,772
The Simply Good Foods Co. (a)	10,964	398,761
Tootsie Roll Industries, Inc.	1,978	80,861
TreeHouse Foods, Inc. (a)	6,257	333,185
Utz Brands, Inc. Class A	8,142	153,965
Vital Farms, Inc. (a)	3,706	47,733
Whole Earth Brands, Inc. Class A (a)	5,015	12,036
		3,559,617
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,276	47,008
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,877	172,304
Energizer Holdings, Inc.	8,764	292,981
WD-40 Co.	1,682	320,253
		832,546
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	16,444	591,820
Edgewell Personal Care Co.	6,336	276,693
elf Beauty, Inc. (a)	6,059	562,033
Herbalife Ltd. (a)	12,064	179,271
Inter Parfums, Inc.	2,208	335,152
MediFast, Inc.	1,352	123,911
Nature's Sunshine Products, Inc. (a)	1,672	18,325
Nu Skin Enterprises, Inc. Class A	6,055	238,930
The Beauty Health Co. (a)(b)	10,807	123,848
The Honest Co., Inc. (a)	7,851	13,033
Thorne HealthTech, Inc. (a)	1,754	7,735
USANA Health Sciences, Inc. (a)	1,370	90,927
Veru, Inc. (a)(b)	8,146	10,345
		2,572,023
Tobacco - 0.1%
22nd Century Group, Inc. (a)	19,340	13,739
Turning Point Brands, Inc.	1,830	43,536
Universal Corp.	2,978	163,462
Vector Group Ltd.	17,686	225,320
		446,057
TOTAL CONSUMER STAPLES		10,884,598
ENERGY - 6.4%
Energy Equipment & Services - 2.0%
Archrock, Inc.	16,632	171,143
Borr Drilling Ltd. (a)(b)	24,822	172,513
Bristow Group, Inc. (a)	2,869	64,180
Cactus, Inc.	7,714	312,263
Championx Corp.	24,680	668,334
Diamond Offshore Drilling, Inc. (a)	12,446	143,005
DMC Global, Inc. (a)	2,333	44,187
Dril-Quip, Inc. (a)	4,132	112,721
Expro Group Holdings NV (a)	10,704	212,903
Helix Energy Solutions Group, Inc. (a)	17,508	126,933
Helmerich & Payne, Inc.	12,682	420,535
Liberty Oilfield Services, Inc. Class A	16,631	213,043
Nabors Industries Ltd. (a)	1,116	111,310
Newpark Resources, Inc. (a)	10,396	41,584
Nextier Oilfield Solutions, Inc. (a)	21,694	175,288
Noble Corp. PLC	10,387	399,380
Oceaneering International, Inc. (a)	12,296	218,008
Oil States International, Inc. (a)	7,731	54,426
Patterson-UTI Energy, Inc.	26,457	296,054
ProFrac Holding Corp.	2,956	33,107
ProPetro Holding Corp. (a)	10,754	74,633
RPC, Inc.	9,162	67,707
Select Energy Services, Inc. Class A	8,810	65,458
Solaris Oilfield Infrastructure, Inc. Class A	3,990	30,643
TETRA Technologies, Inc. (a)	15,270	43,520
Tidewater, Inc. (a)	5,740	258,472
U.S. Silica Holdings, Inc. (a)	9,150	119,408
Valaris Ltd. (a)	7,501	450,060
Weatherford International PLC (a)	8,694	561,893
		5,662,711
Oil, Gas & Consumable Fuels - 4.4%
Aemetis, Inc. (a)(b)	3,684	8,178
Alto Ingredients, Inc. (a)	8,519	11,160
Amplify Energy Corp. (a)	4,398	30,390
Arch Resources, Inc. (b)	1,830	223,718
Ardmore Shipping Corp.	5,042	74,067
Battalion Oil Corp. (a)	237	1,668
Berry Corp.	9,533	72,832
California Resources Corp.	9,107	368,834
Callon Petroleum Co. (a)	6,071	201,193
Centrus Energy Corp. Class A (a)	1,317	38,588
Chord Energy Corp.	5,128	729,868
Chord Energy Corp.:
warrants 9/1/24 (a)	224	4,390
warrants 9/1/25 (a)	111	1,637
Civitas Resources, Inc.	9,118	629,598
Clean Energy Fuels Corp. (a)	20,885	89,179
CNX Resources Corp. (a)	20,632	320,415
Comstock Resources, Inc.	11,379	130,859
CONSOL Energy, Inc.	4,237	251,424
Crescent Energy, Inc. Class A	4,919	57,159
CVR Energy, Inc.	3,645	96,009
Delek U.S. Holdings, Inc.	8,533	185,593
Denbury, Inc. (a)	6,167	575,874
DHT Holdings, Inc.	16,868	160,077
Dorian LPG Ltd.	3,737	83,036
Earthstone Energy, Inc. (a)(b)	5,385	73,021
Empire Petroleum Corp. (a)	1,297	14,072
Energy Fuels, Inc. (a)(b)	19,237	109,843
Equitrans Midstream Corp.	50,731	261,265
Excelerate Energy, Inc.	2,286	49,149
FLEX LNG Ltd. (b)	3,550	122,156
Frontline PLC (NY Shares) (b)	15,374	237,836
Gevo, Inc. (a)(b)	23,950	27,782
Golar LNG Ltd. (a)	12,402	281,525
Green Plains, Inc. (a)	6,628	226,479
Gulfport Energy Corp. (a)	1,348	121,940
HighPeak Energy, Inc. (b)	897	17,725
International Seaways, Inc.	6,000	238,920
Kinetik Holdings, Inc.	2,077	63,972
Kosmos Energy Ltd. (a)	55,607	355,885
Magnolia Oil & Gas Corp. Class A	21,478	453,615
Matador Resources Co.	13,881	680,585
Murphy Oil Corp.	18,154	666,433
NACCO Industries, Inc. Class A	485	17,518
Nextdecade Corp. (a)	4,497	28,016
Nordic American Tanker Shipping Ltd.	25,337	89,440
Northern Oil & Gas, Inc.	8,140	270,004
Par Pacific Holdings, Inc. (a)	5,990	140,346
PBF Energy, Inc. Class A	14,589	508,573
Peabody Energy Corp.	14,503	348,362
Permian Resource Corp. Class A	28,996	303,008
Ranger Oil Corp.	2,356	97,067
Rex American Resources Corp. (a)	1,908	53,977
Riley Exploration Permian, Inc.	1,336	56,125
Ring Energy, Inc. (a)	11,236	20,337
SandRidge Energy, Inc. (a)	3,905	55,334
Scorpio Tankers, Inc.	5,792	302,632
SFL Corp. Ltd.	14,146	128,587
SilverBow Resources, Inc. (a)	1,463	34,893
Sitio Royalties Corp. (b)	8,785	223,051
SM Energy Co.	14,932	419,291
Talos Energy, Inc. (a)	8,669	118,158
Teekay Corp. (a)	8,358	47,223
Teekay Tankers Ltd. (a)	2,812	113,858
Tellurian, Inc. (a)	62,654	88,969
Ur-Energy, Inc. (a)(b)	24,223	22,602
Uranium Energy Corp. (a)	44,206	115,378
VAALCO Energy, Inc.	13,179	56,406
Vertex Energy, Inc. (a)(b)	6,678	52,756
Vital Energy, Inc. (a)	2,050	95,387
W&T Offshore, Inc. (a)	11,696	51,112
World Fuel Services Corp.	7,521	177,796
		12,384,155
TOTAL ENERGY		18,046,866
FINANCIALS - 15.6%
Banks - 8.0%
1st Source Corp.	1,966	81,943
ACNB Corp.	1,000	30,330
Amalgamated Financial Corp.	2,205	35,897
Amerant Bancorp, Inc. Class A	3,408	63,389
American National Bankshares, Inc.	1,256	36,286
Ameris Bancorp	8,160	273,360
Arrow Financial Corp.	1,744	37,653
Associated Banc-Corp.	18,383	327,769
Atlantic Union Bankshares Corp.	9,220	263,876
Axos Financial, Inc. (a)	7,068	287,456
Banc of California, Inc.	6,423	72,901
BancFirst Corp.	2,421	193,414
Bancorp, Inc., Delaware (a)	6,727	214,659
Bank First National Corp. (b)	949	64,902
Bank of Marin Bancorp	1,978	34,872
BankUnited, Inc.	9,340	210,617
Bankwell Financial Group, Inc.	649	15,096
Banner Corp.	4,215	210,413
Bar Harbor Bankshares	1,814	44,987
BayCom Corp.	1,483	24,736
BCB Bancorp, Inc.	1,803	21,275
Berkshire Hills Bancorp, Inc.	5,240	111,455
Blue Foundry Bancorp (a)	3,063	29,466
Blue Ridge Bankshares, Inc.	2,178	21,061
Bridgewater Bancshares, Inc. (a)	2,411	23,989
Brookline Bancorp, Inc., Delaware	10,505	100,218
Business First Bancshares, Inc.	2,994	46,167
Byline Bancorp, Inc.	2,985	57,760
Cadence Bank	22,398	452,888
Cambridge Bancorp	857	44,264
Camden National Corp.	1,764	56,360
Capital Bancorp, Inc.	1,035	17,440
Capital City Bank Group, Inc.	1,655	50,411
Capitol Federal Financial, Inc.	15,636	96,943
Capstar Financial Holdings, Inc.	2,507	33,544
Carter Bankshares, Inc. (a)	2,862	36,777
Cathay General Bancorp	8,608	274,337
Central Pacific Financial Corp.	3,362	53,389
Citizens & Northern Corp.	1,864	35,602
City Holding Co.	1,805	164,598
Civista Bancshares, Inc.	1,896	30,090
CNB Financial Corp., Pennsylvania	2,561	48,044
Coastal Financial Corp. of Washington (a)	1,345	48,756
Colony Bankcorp, Inc.	2,000	19,760
Columbia Financial, Inc. (a)	4,067	68,244
Community Bank System, Inc.	6,589	329,186
Community Trust Bancorp, Inc.	1,917	69,031
ConnectOne Bancorp, Inc.	4,621	72,919
CrossFirst Bankshares, Inc. (a)	5,506	55,225
Customers Bancorp, Inc. (a)	3,791	82,795
CVB Financial Corp.	16,503	247,050
Dime Community Bancshares, Inc.	4,045	83,327
Eagle Bancorp, Inc.	3,834	96,233
Eastern Bankshares, Inc.	19,055	221,991
Enterprise Bancorp, Inc.	1,142	32,935
Enterprise Financial Services Corp.	4,345	185,792
Equity Bancshares, Inc.	1,843	43,403
Esquire Financial Holdings, Inc.	888	34,330
Farmers & Merchants Bancorp, Inc.	1,579	36,001
Farmers National Banc Corp.	4,384	51,249
FB Financial Corp.	4,413	129,875
Financial Institutions, Inc.	1,890	33,037
First Bancorp, North Carolina	4,728	145,528
First Bancorp, Puerto Rico	22,297	261,990
First Bancshares, Inc.	3,049	76,530
First Bank Hamilton New Jersey	1,844	17,905
First Busey Corp.	6,349	115,425
First Business Finance Services, Inc.	970	27,829
First Commonwealth Financial Corp.	12,575	156,936
First Community Bankshares, Inc.	1,935	45,298
First Financial Bancorp, Ohio	11,462	237,263
First Financial Bankshares, Inc. (b)	16,022	468,804
First Financial Corp., Indiana	1,336	46,159
First Foundation, Inc.	6,481	40,765
First Guaranty Bancshares, Inc.	735	9,989
First Internet Bancorp	1,106	16,269
First Interstate Bancsystem, Inc.	11,075	283,409
First Merchants Corp.	7,070	206,303
First Mid-Illinois Bancshares, Inc.	2,295	60,496
First of Long Island Corp.	2,709	31,695
First Western Financial, Inc. (a)	916	16,268
Five Star Bancorp	1,581	33,612
Flushing Financial Corp.	3,446	41,455
Fulton Financial Corp.	19,958	238,099
FVCBankcorp, Inc. (a)	1,783	17,135
German American Bancorp, Inc.	3,398	98,780
Glacier Bancorp, Inc.	13,715	455,749
Great Southern Bancorp, Inc.	1,127	57,342
Greene County Bancorp, Inc.	853	17,529
Guaranty Bancshares, Inc. Texas	973	23,459
Hancock Whitney Corp.	10,626	388,062
Hanmi Financial Corp.	3,807	61,521
HarborOne Bancorp, Inc.	5,325	57,244
HBT Financial, Inc.	1,479	26,090
Heartland Financial U.S.A., Inc.	5,061	164,786
Heritage Commerce Corp.	7,333	62,331
Heritage Financial Corp., Washington	4,294	75,617
Hilltop Holdings, Inc.	6,106	189,408
Hingham Institution for Savings	181	35,215
Home Bancorp, Inc.	887	27,790
Home Bancshares, Inc.	23,120	503,322
HomeStreet, Inc.	2,295	22,399
HomeTrust Bancshares, Inc.	1,766	36,856
Hope Bancorp, Inc.	14,358	130,658
Horizon Bancorp, Inc. Indiana	5,041	53,082
Independent Bank Corp.	5,656	316,736
Independent Bank Corp.	2,480	44,194
Independent Bank Group, Inc.	4,417	160,690
International Bancshares Corp.	6,587	281,067
John Marshall Bankcorp, Inc.	1,451	26,437
Kearny Financial Corp.	7,367	57,389
Lakeland Bancorp, Inc.	7,626	109,357
Lakeland Financial Corp.	3,022	153,125
Live Oak Bancshares, Inc.	4,034	95,041
Luther Burbank Corp.	1,881	17,004
Macatawa Bank Corp.	3,156	29,509
Mercantile Bank Corp.	1,923	53,959
Metrocity Bankshares, Inc.	2,325	38,014
Metropolitan Bank Holding Corp. (a)	1,289	41,364
Mid Penn Bancorp, Inc.	1,739	39,336
Midland States Bancorp, Inc.	2,632	52,640
MidWestOne Financial Group, Inc.	1,728	35,770
MVB Financial Corp.	1,306	23,835
National Bank Holdings Corp.	3,610	114,798
NBT Bancorp, Inc.	5,153	166,133
Nicolet Bankshares, Inc. (a)	1,492	85,507
Northeast Bank	789	29,075
Northfield Bancorp, Inc.	5,215	54,340
Northwest Bancshares, Inc.	14,996	175,303
OceanFirst Financial Corp.	7,195	115,120
OFG Bancorp	5,740	146,772
Old National Bancorp, Indiana	36,181	485,187
Old Second Bancorp, Inc.	5,273	64,805
Origin Bancorp, Inc.	2,737	80,550
Orrstown Financial Services, Inc.	1,291	24,748
Pacific Premier Bancorp, Inc.	11,677	259,696
Park National Corp.	1,769	191,618
Parke Bancorp, Inc.	1,167	20,061
Pathward Financial, Inc.	3,342	148,819
PCB Bancorp	1,360	18,795
Peapack-Gladstone Financial Corp.	2,079	55,218
Peoples Bancorp, Inc.	4,013	104,579
Peoples Financial Services Corp.	865	34,903
Pioneer Bancorp, Inc. (a)	1,167	10,293
Preferred Bank, Los Angeles	1,661	79,861
Premier Financial Corp.	4,436	73,682
Primis Financial Corp.	2,609	23,090
Provident Bancorp, Inc.	1,776	12,130
Provident Financial Services, Inc.	9,038	157,984
QCR Holdings, Inc.	1,923	79,612
RBB Bancorp	1,797	22,355
Red River Bancshares, Inc.	529	24,334
Renasant Corp.	6,714	188,798
Republic Bancorp, Inc., Kentucky Class A	1,080	42,444
Republic First Bancorp, Inc. (a)	7,585	9,330
S&T Bancorp, Inc.	4,803	132,227
Sandy Spring Bancorp, Inc.	5,419	121,819
Seacoast Banking Corp., Florida	8,946	198,512
ServisFirst Bancshares, Inc.	6,194	312,797
Shore Bancshares, Inc.	2,244	29,800
Sierra Bancorp	1,667	27,322
Simmons First National Corp. Class A	15,029	251,135
SmartFinancial, Inc.	1,887	40,646
South Plains Financial, Inc.	1,172	24,061
Southern First Bancshares, Inc. (a)	925	25,512
Southern Missouri Bancorp, Inc.	960	34,829
Southside Bancshares, Inc.	3,657	116,037
Southstate Corp.	9,253	638,272
Stellar Bancorp, Inc.	5,580	128,005
Sterling Bancorp, Inc. (a)	2,066	11,198
Stock Yards Bancorp, Inc.	3,536	171,850
Summit Financial Group, Inc.	1,383	26,872
Texas Capital Bancshares, Inc. (a)	5,943	298,636
The Bank of NT Butterfield & Son Ltd.	6,178	158,960
The First Bancorp, Inc.	1,219	30,109
Third Coast Bancshares, Inc. (a)	1,507	21,008
Tompkins Financial Corp.	1,695	99,361
TowneBank	8,470	200,654
Trico Bancshares	3,845	137,689
Triumph Bancorp, Inc. (a)	2,832	147,151
Trustco Bank Corp., New York	2,282	68,095
Trustmark Corp.	7,522	179,701
UMB Financial Corp.	5,431	345,466
United Bankshares, Inc., West Virginia (b)	16,069	532,366
United Community Bank, Inc.	13,126	326,837
Unity Bancorp, Inc.	820	18,983
Univest Corp. of Pennsylvania	3,557	71,567
USCB Financial Holdings, Inc. (a)	1,292	12,300
Valley National Bancorp	53,202	499,035
Veritex Holdings, Inc.	6,541	112,571
Washington Federal, Inc.	7,981	223,787
Washington Trust Bancorp, Inc.	2,106	59,200
WesBanco, Inc.	7,012	186,659
West Bancorp., Inc.	1,978	34,081
Westamerica Bancorp.	3,235	131,050
WSFS Financial Corp.	7,548	265,463
		22,481,205
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	7,428	257,529
Assetmark Financial Holdings, Inc. (a)	2,640	80,995
Associated Capital Group, Inc.	176	6,570
Avantax, Inc. (a)(b)	5,846	148,313
B. Riley Financial, Inc. (b)	2,597	81,806
Bakkt Holdings, Inc. Class A (a)(b)	6,937	9,365
BGC Partners, Inc. Class A	38,805	175,787
BrightSphere Investment Group, Inc.	3,896	87,972
Cohen & Steers, Inc.	3,136	188,348
Diamond Hill Investment Group, Inc.	356	57,715
Donnelley Financial Solutions, Inc. (a)	3,114	134,681
Federated Hermes, Inc.	10,496	434,429
Focus Financial Partners, Inc. Class A (a)	7,133	370,488
GCM Grosvenor, Inc. Class A	5,125	41,359
Hamilton Lane, Inc. Class A	4,435	326,771
Houlihan Lokey	6,261	572,130
MarketWise, Inc. Class A (a)	2,053	3,778
Moelis & Co. Class A	7,878	298,419
Open Lending Corp. (a)	13,084	91,981
Oppenheimer Holdings, Inc. Class A (non-vtg.)	961	35,932
Perella Weinberg Partners Class A	4,540	35,866
Piper Jaffray Companies	2,148	290,925
PJT Partners, Inc.	2,912	200,258
Sculptor Capital Management, Inc. Class A	3,110	25,906
Silvercrest Asset Management Group Class A	1,186	22,214
StepStone Group, Inc. Class A	6,810	150,024
StoneX Group, Inc. (a)	2,156	211,439
Value Line, Inc.	115	5,267
Victory Capital Holdings, Inc.	1,983	60,561
Virtus Investment Partners, Inc.	856	155,972
WisdomTree Investments, Inc.	16,624	103,734
		4,666,534
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	530	15,455
Bread Financial Holdings, Inc.	6,186	170,734
Consumer Portfolio Services, Inc. (a)	1,172	12,201
CURO Group Holdings Corp.	2,502	4,003
Encore Capital Group, Inc. (a)	2,849	146,382
Enova International, Inc. (a)	3,789	166,413
EZCORP, Inc. (non-vtg.) Class A (a)	5,992	51,591
FirstCash Holdings, Inc.	4,641	478,162
Green Dot Corp. Class A (a)	5,847	100,510
LendingClub Corp. (a)	13,212	94,862
LendingTree, Inc. (a)	1,279	30,479
MoneyLion, Inc. (a)	562	5,227
Navient Corp.	12,501	206,767
Nelnet, Inc. Class A	1,769	170,355
NerdWallet, Inc. (a)	3,227	43,790
Oportun Financial Corp. (a)	3,325	13,533
OppFi, Inc. Class A (a)	1,387	2,635
PRA Group, Inc. (a)	4,723	171,303
PROG Holdings, Inc. (a)	6,168	186,459
Regional Management Corp.	978	26,171
Sunlight Financial Holdings, Inc. Class A (a)	2,736	1,223
World Acceptance Corp. (a)	479	48,331
		2,146,586
Financial Services - 1.9%
A-Mark Precious Metals, Inc.	2,258	80,836
Alerus Financial Corp.	1,909	27,471
AvidXchange Holdings, Inc. (a)	18,119	134,624
Banco Latinoamericano de Comer Series E	3,384	60,912
Cannae Holdings, Inc. (a)	8,520	155,405
Cantaloupe, Inc. (a)	7,119	39,226
Cass Information Systems, Inc.	1,664	60,869
Compass Diversified Holdings (b)	7,725	147,239
Enact Holdings, Inc.	3,677	88,763
Essent Group Ltd.	12,981	551,303
EVERTEC, Inc.	7,535	261,389
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,109	147,819
Finance of America Companies, Inc. (a)	5,116	8,339
Flywire Corp. (a)	7,048	205,590
Home Point Capital, Inc.	786	1,548
i3 Verticals, Inc. Class A (a)	2,856	66,402
International Money Express, Inc. (a)	3,886	100,181
Jackson Financial, Inc.	9,252	333,165
Marqeta, Inc. Class A (a)	53,669	217,359
Merchants Bancorp	1,945	45,124
MoneyGram International, Inc. (a)	11,319	115,001
Mr. Cooper Group, Inc. (a)	8,530	394,939
NMI Holdings, Inc. (a)	10,101	236,363
Payoneer Global, Inc. (a)	27,229	148,670
Paysafe Ltd. (a)	3,509	50,389
PennyMac Financial Services, Inc.	3,292	205,717
Priority Technology Holdings, Inc. (a)	2,165	6,950
Radian Group, Inc.	19,403	470,911
Remitly Global, Inc. (a)	12,350	207,480
Repay Holdings Corp. (a)	10,831	67,910
StoneCo Ltd. Class A (a)	34,185	421,159
SWK Holdings Corp. (a)	386	6,767
Velocity Financial, Inc. (a)	983	8,965
Walker & Dunlop, Inc.	3,809	256,384
Waterstone Financial, Inc.	2,303	31,897
		5,363,066
Insurance - 2.2%
AMBAC Financial Group, Inc. (a)	5,402	86,162
American Equity Investment Life Holding Co.	8,726	336,300
Amerisafe, Inc.	2,347	130,611
Argo Group International Holdings, Ltd.	3,916	115,170
Bright Health Group, Inc. (a)	23,349	3,752
BRP Group, Inc. (a)	7,526	189,580
CNO Financial Group, Inc.	14,019	314,586
Crawford & Co. Class A	1,921	17,347
Donegal Group, Inc. Class A	1,898	26,724
eHealth, Inc. (a)	3,119	18,714
Employers Holdings, Inc.	3,344	132,389
Enstar Group Ltd. (a)	1,376	331,066
Genworth Financial, Inc. Class A (a)	60,871	353,661
Goosehead Insurance (a)	2,354	135,355
Greenlight Capital Re, Ltd. (a)	3,271	31,990
HCI Group, Inc. (b)	783	39,667
Hippo Holdings, Inc. (a)	2,141	39,052
Horace Mann Educators Corp.	5,080	158,902
Investors Title Co.	158	23,507
James River Group Holdings Ltd.	4,551	88,608
Kinsale Capital Group, Inc.	2,671	872,642
Lemonade, Inc. (a)(b)	5,885	63,793
MBIA, Inc. (a)	5,899	59,344
Mercury General Corp.	3,287	99,958
National Western Life Group, Inc.	277	70,629
NI Holdings, Inc. (a)	946	12,762
Oscar Health, Inc. (a)	14,823	99,759
Palomar Holdings, Inc. (a)	3,012	151,383
ProAssurance Corp.	6,664	119,685
RLI Corp.	4,814	669,387
Root, Inc. (a)	1,031	4,423
Safety Insurance Group, Inc.	1,764	128,931
Selective Insurance Group, Inc.	7,355	708,507
Selectquote, Inc. (a)	16,339	17,319
Siriuspoint Ltd. (a)	11,349	98,623
Skyward Specialty Insurance Group, Inc.	1,292	27,623
Stewart Information Services Corp.	3,313	137,986
Tiptree, Inc.	3,045	41,930
Trupanion, Inc. (a)(b)	4,823	169,336
United Fire Group, Inc.	2,629	70,720
Universal Insurance Holdings, Inc.	3,158	48,696
		6,246,579
Mortgage Real Estate Investment Trusts - 1.1%
Angel Oak Mortgage (REIT), Inc. (b)	1,455	11,247
Apollo Commercial Real Estate Finance, Inc.	17,605	178,163
Arbor Realty Trust, Inc. (b)	20,544	235,640
Ares Commercial Real Estate Corp.	6,620	56,998
Armour Residential REIT, Inc. (b)	20,203	103,035
Blackstone Mortgage Trust, Inc. (b)	21,460	391,430
BrightSpire Capital, Inc.	12,008	68,446
Broadmark Realty Capital, Inc.	16,431	80,676
Chimera Investment Corp.	28,862	163,936
Claros Mortgage Trust, Inc. (b)	11,411	136,476
Dynex Capital, Inc.	6,538	77,541
Ellington Financial LLC	7,872	100,525
Franklin BSP Realty Trust, Inc.	10,284	129,887
Granite Point Mortgage Trust, Inc.	6,912	30,897
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,753	305,170
Invesco Mortgage Capital, Inc.	4,453	47,246
KKR Real Estate Finance Trust, Inc.	7,176	77,070
Ladder Capital Corp. Class A	14,098	131,816
MFA Financial, Inc.	12,744	136,233
New York Mortgage Trust, Inc.	11,494	118,158
Nexpoint Real Estate Finance, Inc.	1,054	14,672
Orchid Island Capital, Inc.	4,610	49,327
PennyMac Mortgage Investment Trust	11,043	137,264
Ready Capital Corp.	9,126	97,922
Redwood Trust, Inc.	14,169	88,981
TPG RE Finance Trust, Inc.	8,555	60,997
Two Harbors Investment Corp.	12,060	167,996
		3,197,749
TOTAL FINANCIALS		44,101,719
HEALTH CARE - 17.0%
Biotechnology - 7.3%
2seventy bio, Inc. (a)	4,658	44,298
4D Molecular Therapeutics, Inc. (a)	3,699	66,619
Aadi Bioscience, Inc. (a)	1,700	13,192
Absci Corp. (a)	6,351	8,383
ACADIA Pharmaceuticals, Inc. (a)	14,814	315,983
Acrivon Therapeutics, Inc.	1,084	13,344
Adicet Bio, Inc. (a)	3,909	22,829
ADMA Biologics, Inc. (a)	25,731	86,199
Aerovate Therapeutics, Inc. (a)	1,133	23,759
Affimed NV (a)	17,703	15,933
Agenus, Inc. (a)	37,761	57,019
Agios Pharmaceuticals, Inc. (a)	6,717	153,618
Akero Therapeutics, Inc. (a)	4,289	191,890
Alector, Inc. (a)	7,712	50,899
Alkermes PLC (a)	20,062	572,770
Allogene Therapeutics, Inc. (a)	9,878	53,638
Allovir, Inc. (a)	3,691	12,697
Alpine Immune Sciences, Inc. (a)	3,030	22,695
ALX Oncology Holdings, Inc. (a)	2,551	15,153
Amicus Therapeutics, Inc. (a)	33,939	391,656
AnaptysBio, Inc. (a)(b)	2,495	51,946
Anavex Life Sciences Corp. (a)(b)	8,561	69,687
Anika Therapeutics, Inc. (a)	1,782	45,726
Apellis Pharmaceuticals, Inc. (a)	11,555	964,034
Arbutus Biopharma Corp. (a)	13,937	34,982
Arcellx, Inc. (a)	3,642	155,441
Arcturus Therapeutics Holdings, Inc. (a)	2,853	75,947
Arcus Biosciences, Inc. (a)	6,345	113,258
Arcutis Biotherapeutics, Inc. (a)	5,100	70,584
Arrowhead Pharmaceuticals, Inc. (a)	12,689	449,317
Atara Biotherapeutics, Inc. (a)	11,830	32,059
Aura Biosciences, Inc. (a)	2,979	26,930
Aurinia Pharmaceuticals, Inc. (a)	16,546	186,143
Avid Bioservices, Inc. (a)	7,545	136,187
Avidity Biosciences, Inc. (a)	8,057	99,907
Beam Therapeutics, Inc. (a)(b)	7,854	241,196
BioCryst Pharmaceuticals, Inc. (a)	22,845	173,850
Biohaven Ltd.	7,797	101,985
BioXcel Therapeutics, Inc. (a)	2,332	48,086
bluebird bio, Inc. (a)	12,748	55,454
Blueprint Medicines Corp. (a)	7,366	376,034
BridgeBio Pharma, Inc. (a)	13,041	189,355
C4 Therapeutics, Inc. (a)	5,078	15,336
CareDx, Inc. (a)	6,324	51,161
Caribou Biosciences, Inc. (a)	6,972	29,980
Catalyst Pharmaceutical Partners, Inc. (a)	11,959	190,387
Celldex Therapeutics, Inc. (a)	5,648	177,573
Celularity, Inc. Class A (a)(b)	7,235	4,272
Century Therapeutics, Inc. (a)	2,428	7,600
Cerevel Therapeutics Holdings (a)	7,052	204,790
Chimerix, Inc. (a)	10,265	11,907
Chinook Therapeutics, Inc. (a)	6,233	124,722
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	7,872	84,703
Coherus BioSciences, Inc. (a)	9,095	65,757
Crinetics Pharmaceuticals, Inc. (a)	6,497	126,951
CTI BioPharma Corp. (a)	12,372	60,128
Cullinan Oncology, Inc. (a)	3,148	30,630
Cytokinetics, Inc. (a)	10,116	378,338
Day One Biopharmaceuticals, Inc. (a)	3,389	42,024
Deciphera Pharmaceuticals, Inc. (a)	6,381	90,674
Denali Therapeutics, Inc. (a)	13,406	333,005
Design Therapeutics, Inc. (a)	4,182	26,974
Dynavax Technologies Corp. (a)	14,742	153,464
Dyne Therapeutics, Inc. (a)	3,906	40,466
Eagle Pharmaceuticals, Inc. (a)	1,250	35,100
Editas Medicine, Inc. (a)	8,587	70,070
Eiger Biopharmaceuticals, Inc. (a)	5,429	5,592
Emergent BioSolutions, Inc. (a)	6,200	54,746
Enanta Pharmaceuticals, Inc. (a)	2,453	87,204
Enochian Biosciences, Inc. (a)	2,034	2,319
EQRx, Inc. (a)	24,888	41,812
Erasca, Inc. (a)	8,919	24,616
Fate Therapeutics, Inc. (a)	10,362	62,897
FibroGen, Inc. (a)	10,770	184,382
Foghorn Therapeutics, Inc. (a)	2,435	15,876
Generation Bio Co. (a)	6,116	30,091
Geron Corp. (a)	52,722	129,696
Gossamer Bio, Inc. (a)	7,620	9,830
GreenLight Biosciences Holdings PBC Class A (a)	9,776	3,114
Halozyme Therapeutics, Inc. (a)	16,407	527,157
Heron Therapeutics, Inc. (a)	12,795	30,580
HilleVax, Inc.	2,134	29,876
Humacyte, Inc. Class A (a)	7,346	23,801
Icosavax, Inc. (a)	2,693	14,838
Ideaya Biosciences, Inc. (a)	5,441	99,353
IGM Biosciences, Inc. (a)	1,310	14,187
ImmunityBio, Inc. (a)(b)	10,249	28,697
ImmunoGen, Inc. (a)	26,547	143,088
Immunovant, Inc. (a)	5,477	88,399
Inhibrx, Inc. (a)	3,976	83,496
Inovio Pharmaceuticals, Inc. (a)	30,341	23,438
Insmed, Inc. (a)	16,644	324,558
Instil Bio, Inc. (a)	7,272	4,752
Intellia Therapeutics, Inc. (a)	10,227	386,069
Intercept Pharmaceuticals, Inc. (a)	3,021	52,324
Invivyd, Inc. (a)	6,360	6,996
Iovance Biotherapeutics, Inc. (a)	18,659	105,237
Ironwood Pharmaceuticals, Inc. Class A (a)	16,777	174,649
iTeos Therapeutics, Inc. (a)	2,886	39,654
Iveric Bio, Inc. (a)	16,822	553,276
Janux Therapeutics, Inc. (a)	2,130	32,632
Jounce Therapeutics, Inc. (a)	5,270	10,171
Kalvista Pharmaceuticals, Inc. (a)	3,045	25,974
Karuna Therapeutics, Inc. (a)	3,992	792,172
Karyopharm Therapeutics, Inc. (a)	9,570	34,261
Keros Therapeutics, Inc. (a)	2,371	105,166
Kezar Life Sciences, Inc. (a)	6,529	15,865
Kiniksa Pharmaceuticals Ltd. (a)	3,871	41,613
Kinnate Biopharma, Inc. (a)	3,726	9,427
Kodiak Sciences, Inc. (a)	4,053	17,752
Kronos Bio, Inc. (a)	5,040	8,316
Krystal Biotech, Inc. (a)	2,621	220,164
Kura Oncology, Inc. (a)	8,003	77,949
Kymera Therapeutics, Inc. (a)	4,671	147,323
Lexicon Pharmaceuticals, Inc. (a)	10,185	24,342
Lyell Immunopharma, Inc. (a)	21,246	43,129
Macrogenics, Inc. (a)	7,377	50,828
Madrigal Pharmaceuticals, Inc. (a)	1,568	489,216
MannKind Corp. (a)	31,302	120,513
MeiraGTx Holdings PLC (a)	4,077	21,812
Mersana Therapeutics, Inc. (a)	11,439	50,103
MiMedx Group, Inc. (a)	14,070	53,888
Mineralys Therapeutics, Inc.	1,448	19,476
MiNK Therapeutics, Inc. (a)	551	986
Mirum Pharmaceuticals, Inc. (a)	2,277	61,137
Monte Rosa Therapeutics, Inc. (a)	3,620	16,435
Morphic Holding, Inc. (a)	3,161	149,389
Myriad Genetics, Inc. (a)	9,792	208,472
Nkarta, Inc. (a)	4,120	20,394
Nurix Therapeutics, Inc. (a)	5,731	55,190
Nuvalent, Inc. Class A (a)	2,463	87,166
Ocugen, Inc. (a)(b)	25,872	18,462
Omniab, Inc. (c)	613	1,471
Omniab, Inc. (c)	613	1,379
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	8,523	17,472
Outlook Therapeutics, Inc. (a)(b)	19,064	20,017
Pardes Biosciences, Inc. (a)	4,992	9,684
PepGen, Inc. (b)	1,839	27,751
PMV Pharmaceuticals, Inc. (a)	4,423	20,390
Point Biopharma Global, Inc. (a)(b)	10,708	82,880
Praxis Precision Medicines, Inc. (a)	5,673	5,900
Precigen, Inc. (a)	15,071	18,236
Prime Medicine, Inc. (b)	1,283	17,667
Prometheus Biosciences, Inc. (a)	4,286	831,270
Protagonist Therapeutics, Inc. (a)	5,706	128,956
Prothena Corp. PLC (a)	4,824	253,839
PTC Therapeutics, Inc. (a)	8,646	476,740
Rallybio Corp. (a)	2,297	12,381
RAPT Therapeutics, Inc. (a)	3,695	67,249
Recursion Pharmaceuticals, Inc. (a)	16,923	80,723
REGENXBIO, Inc. (a)	4,946	95,755
Relay Therapeutics, Inc. (a)	10,484	119,203
Replimune Group, Inc. (a)	5,750	96,198
Revolution Medicines, Inc. (a)	10,704	251,437
Rigel Pharmaceuticals, Inc. (a)	21,677	24,495
Rocket Pharmaceuticals, Inc. (a)	6,840	122,573
Sage Therapeutics, Inc. (a)	6,413	313,275
Sana Biotechnology, Inc. (a)(b)	11,012	58,253
Sangamo Therapeutics, Inc. (a)	16,610	24,417
Seres Therapeutics, Inc. (a)	8,705	42,437
SpringWorks Therapeutics, Inc. (a)	4,440	103,807
Stoke Therapeutics, Inc. (a)	2,782	24,732
Sutro Biopharma, Inc. (a)	6,678	28,448
Syndax Pharmaceuticals, Inc. (a)	7,415	152,378
Talaris Therapeutics, Inc. (a)	2,870	8,266
Tango Therapeutics, Inc. (a)	5,745	19,533
Tenaya Therapeutics, Inc. (a)	5,359	28,483
TG Therapeutics, Inc. (a)	16,420	407,709
Travere Therapeutics, Inc. (a)	7,583	163,565
Twist Bioscience Corp. (a)	7,023	87,647
Tyra Biosciences, Inc. (a)(b)	1,628	23,069
Vanda Pharmaceuticals, Inc. (a)	6,772	41,580
Vaxart, Inc. (a)	15,095	12,280
Vaxcyte, Inc. (a)	10,080	431,726
VBI Vaccines, Inc. (a)	720	2,066
Vera Therapeutics, Inc. (a)	2,682	17,835
Veracyte, Inc. (a)	8,841	200,160
Vericel Corp. (a)	5,823	183,483
Verve Therapeutics, Inc. (a)	5,740	91,438
Vir Biotechnology, Inc. (a)	8,927	224,514
Viridian Therapeutics, Inc. (a)	4,701	131,769
VistaGen Therapeutics, Inc. (a)	21,220	2,971
Xencor, Inc. (a)	7,060	186,666
Y-mAbs Therapeutics, Inc. (a)	4,651	27,859
Zentalis Pharmaceuticals, Inc. (a)	5,792	127,598
		20,574,647
Health Care Equipment & Supplies - 4.2%
Alphatec Holdings, Inc. (a)	8,909	128,646
Angiodynamics, Inc. (a)	4,618	38,422
Artivion, Inc. (a)	4,772	66,188
Atricure, Inc. (a)	5,619	247,180
Atrion Corp.	167	102,755
Avanos Medical, Inc. (a)	5,673	167,580
AxoGen, Inc. (a)	4,979	44,911
Axonics Modulation Technologies, Inc. (a)	6,048	347,518
Bioventus, Inc. (a)	3,494	3,529
Butterfly Network, Inc. Class A (a)(b)	16,529	35,703
Cerus Corp. (a)	21,311	49,228
CONMED Corp.	3,586	450,294
Cue Health, Inc. (a)	13,086	10,297
Cutera, Inc. (a)	2,049	46,717
Embecta Corp.	7,087	196,664
Figs, Inc. Class A (a)	15,777	113,594
Glaukos Corp. (a)	5,623	267,149
Haemonetics Corp. (a)	6,165	516,072
Heska Corp. (a)	1,183	138,600
Inari Medical, Inc. (a)	5,950	395,199
Inogen, Inc. (a)	2,834	37,721
Inspire Medical Systems, Inc. (a)	3,525	943,396
Integer Holdings Corp. (a)	4,051	333,600
IRadimed Corp.	887	36,926
iRhythm Technologies, Inc. (a)	3,718	488,545
Lantheus Holdings, Inc. (a)	8,424	719,831
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	2,394	129,276
LivaNova PLC (a)	6,615	316,859
Merit Medical Systems, Inc. (a)	6,866	558,137
Mesa Laboratories, Inc.	629	104,735
Nano-X Imaging Ltd. (a)(b)	5,740	35,071
Neogen Corp. (a)	26,719	460,101
Nevro Corp. (a)	4,302	125,920
NuVasive, Inc. (a)	6,446	277,436
Omnicell, Inc. (a)	5,481	333,080
OraSure Technologies, Inc. (a)	8,821	59,983
Orthofix International NV (a)	4,199	79,067
OrthoPediatrics Corp. (a)	1,866	94,121
Outset Medical, Inc. (a)	5,961	107,238
Owlet, Inc. (a)	8,970	2,810
Paragon 28, Inc. (a)	5,985	110,244
PROCEPT BioRobotics Corp. (a)	3,207	97,461
Pulmonx Corp. (a)	4,238	49,797
RxSight, Inc. (a)	2,936	52,554
Senseonics Holdings, Inc. (a)(b)	58,033	34,535
Shockwave Medical, Inc. (a)	4,389	1,273,492
SI-BONE, Inc. (a)	4,190	92,599
Sight Sciences, Inc. (a)	2,672	25,838
Silk Road Medical, Inc. (a)	4,624	203,548
Staar Surgical Co. (a)	5,916	416,901
SurModics, Inc. (a)	1,675	38,592
Tactile Systems Technology, Inc. (a)	2,433	44,354
Tenon Medical, Inc.	937	1,733
TransMedics Group, Inc. (a)	3,761	297,495
Treace Medical Concepts, Inc. (a)	4,499	110,181
UFP Technologies, Inc. (a)	840	115,786
Utah Medical Products, Inc.	417	39,548
Varex Imaging Corp. (a)	4,739	84,070
Vicarious Surgical, Inc. (a)	6,630	14,918
ViewRay, Inc. (a)	18,231	21,513
Zimvie, Inc. (a)	2,604	21,431
Zynex, Inc. (a)	2,703	30,922
		11,787,611
Health Care Providers & Services - 2.6%
23andMe Holding Co. Class A (a)	31,727	62,502
Accolade, Inc. (a)	8,206	111,027
AdaptHealth Corp. (a)	8,890	105,613
Addus HomeCare Corp. (a)	1,903	155,551
Agiliti, Inc. (a)	3,458	57,818
AirSculpt Technologies, Inc.	1,617	7,923
Alignment Healthcare, Inc. (a)	12,191	76,681
AMN Healthcare Services, Inc. (a)	5,338	460,936
Apollo Medical Holdings, Inc. (a)	4,813	170,813
ATI Physical Therapy, Inc. (a)	8,189	2,222
Aveanna Healthcare Holdings, Inc. (a)	4,959	6,100
Brookdale Senior Living, Inc. (a)	22,942	98,421
Cano Health, Inc. (a)	19,545	22,672
CareMax, Inc. Class A (a)	7,445	18,761
Castle Biosciences, Inc. (a)	3,032	68,614
Clover Health Investments Corp. (a)(b)	47,785	35,294
Community Health Systems, Inc. (a)	15,441	97,896
Corvel Corp. (a)	1,075	217,182
Cross Country Healthcare, Inc. (a)	4,425	97,262
DocGo, Inc. Class A (a)	10,253	87,151
Fulgent Genetics, Inc. (a)	2,581	76,320
GeneDx Holdings Corp. Class A (a)	34,903	9,549
HealthEquity, Inc. (a)	10,234	547,007
Hims & Hers Health, Inc. (a)	14,946	173,224
Innovage Holding Corp. (a)	2,269	13,864
Invitae Corp. (a)(b)	29,071	39,537
LifeStance Health Group, Inc. (a)(b)	8,923	72,722
Modivcare, Inc. (a)	1,565	99,534
National Healthcare Corp.	1,542	89,297
National Research Corp. Class A	1,731	75,350
NeoGenomics, Inc. (a)	15,504	226,668
Nutex Health, Inc. (a)(b)	30,331	17,234
Opko Health, Inc. (a)	49,666	73,009
Option Care Health, Inc. (a)	20,617	662,837
Owens & Minor, Inc. (a)	9,127	141,834
P3 Health Partners, Inc. Class A (a)(b)	2,567	3,260
Patterson Companies, Inc.	10,757	291,622
Pediatrix Medical Group, Inc. (a)	10,060	144,160
Pennant Group, Inc. (a)	3,206	44,467
PetIQ, Inc. Class A (a)	3,358	39,591
Privia Health Group, Inc. (a)	6,377	176,197
Progyny, Inc. (a)	9,334	310,262
R1 Rcm, Inc.	18,543	289,085
RadNet, Inc. (a)	6,128	169,500
Select Medical Holdings Corp.	12,822	391,071
Surgery Partners, Inc. (a)	6,353	251,960
The Ensign Group, Inc.	6,626	643,318
The Joint Corp. (a)	1,749	27,617
The Oncology Institute, Inc. (a)	3,758	1,917
U.S. Physical Therapy, Inc.	1,582	168,420
		7,230,872
Health Care Technology - 0.5%
American Well Corp. (a)	28,310	61,999
Babylon Holdings Ltd. Class A (a)	492	3,916
Computer Programs & Systems, Inc. (a)	1,731	44,798
Evolent Health, Inc. (a)	10,121	368,506
Health Catalyst, Inc. (a)	6,802	85,705
HealthStream, Inc.	2,914	71,801
MultiPlan Corp. Class A (a)	46,164	45,162
Nextgen Healthcare, Inc. (a)	6,802	113,865
OptimizeRx Corp. (a)	2,068	31,082
Phreesia, Inc. (a)	6,130	193,953
Schrodinger, Inc. (a)	6,669	196,869
Sharecare, Inc. Class A (a)	36,833	56,723
Simulations Plus, Inc.	1,940	80,995
Veradigm, Inc. (a)	13,328	166,467
		1,521,841
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)	25,545	173,195
Adaptive Biotechnologies Corp. (a)	13,815	98,639
Akoya Biosciences, Inc. (a)	1,887	13,134
Alpha Teknova, Inc. (a)	730	1,380
BioLife Solutions, Inc. (a)	4,177	73,348
BioNano Genomics, Inc. (a)(b)	35,751	24,593
Codexis, Inc. (a)	7,560	29,635
CryoPort, Inc. (a)	5,444	114,542
Cytek Biosciences, Inc. (a)	14,145	162,385
Inotiv, Inc. (a)	2,893	16,027
MaxCyte, Inc. (a)	10,929	54,645
Medpace Holdings, Inc. (a)	3,129	626,238
Nanostring Technologies, Inc. (a)	5,749	56,340
Nautilus Biotechnology, Inc. (a)	6,046	15,599
OmniAb, Inc. (a)	9,455	32,903
Pacific Biosciences of California, Inc. (a)	30,535	323,671
Phenomex, Inc. (a)	8,131	9,513
Quanterix Corp. (a)	4,213	53,252
Quantum-Si, Inc. (a)	10,946	16,091
Science 37 Holdings, Inc. (a)	6,898	1,958
Seer, Inc. (a)	6,423	21,453
Singular Genomics Systems, Inc. (a)	6,673	6,606
SomaLogic, Inc. Class A (a)	19,124	53,547
		1,978,694
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	7,984	70,978
Amneal Pharmaceuticals, Inc. (a)	12,748	24,604
Amphastar Pharmaceuticals, Inc. (a)	4,724	168,977
Amylyx Pharmaceuticals, Inc. (a)	6,224	176,762
AN2 Therapeutics, Inc. (a)	1,368	10,739
ANI Pharmaceuticals, Inc. (a)	1,566	59,070
Arvinas Holding Co. LLC (a)	6,016	157,679
Atea Pharmaceuticals, Inc. (a)	9,611	31,428
Athira Pharma, Inc. (a)	3,968	11,071
Axsome Therapeutics, Inc. (a)	3,948	282,400
Cara Therapeutics, Inc. (a)	5,600	23,520
Cassava Sciences, Inc. (a)(b)	4,678	108,623
Collegium Pharmaceutical, Inc. (a)	4,137	96,268
Corcept Therapeutics, Inc. (a)(b)	10,648	239,899
DICE Therapeutics, Inc. (a)	4,359	141,668
Edgewise Therapeutics, Inc. (a)	4,606	40,395
Esperion Therapeutics, Inc. (a)	8,605	11,359
Evolus, Inc. (a)	4,331	37,853
Eyepoint Pharmaceuticals, Inc. (a)	3,378	21,214
Fulcrum Therapeutics, Inc. (a)	6,437	16,093
Harmony Biosciences Holdings, Inc. (a)	3,247	104,683
Innoviva, Inc. (a)	7,717	90,520
Intra-Cellular Therapies, Inc. (a)	11,296	702,046
Ligand Pharmaceuticals, Inc. Class B (a)	1,860	142,011
Liquidia Corp. (a)	5,900	39,589
Nektar Therapeutics (a)	22,325	16,795
NGM Biopharmaceuticals, Inc. (a)	5,159	23,267
Nuvation Bio, Inc. (a)	14,352	23,107
Ocular Therapeutix, Inc. (a)	9,552	59,222
Pacira Biosciences, Inc. (a)	5,548	251,380
Phathom Pharmaceuticals, Inc. (a)(b)	3,091	33,074
Phibro Animal Health Corp. Class A	2,499	38,884
Prestige Brands Holdings, Inc. (a)	6,117	376,379
Reata Pharmaceuticals, Inc. (a)	3,405	336,618
Relmada Therapeutics, Inc. (a)	3,895	9,815
Revance Therapeutics, Inc. (a)	9,952	316,772
Scilex Holding Co. (b)	7,037	45,853
SIGA Technologies, Inc.	5,867	34,205
Supernus Pharmaceuticals, Inc. (a)	6,094	224,625
Tarsus Pharmaceuticals, Inc. (a)	2,219	33,107
Theravance Biopharma, Inc. (a)	8,048	87,160
Theseus Pharmaceuticals, Inc. (a)	2,068	21,176
Third Harmonics Bio, Inc.	1,366	6,188
Ventyx Biosciences, Inc. (a)	3,072	115,507
Xeris Biopharma Holdings, Inc. (a)	16,632	37,588
		4,900,171
TOTAL HEALTH CARE		47,993,836
INDUSTRIALS - 16.7%
Aerospace & Defense - 1.1%
AAR Corp. (a)	4,075	215,079
Aerojet Rocketdyne Holdings, Inc. (a)	9,713	547,910
AeroVironment, Inc. (a)	3,041	306,198
AerSale Corp. (a)	3,104	50,223
Archer Aviation, Inc. Class A (a)	17,925	35,492
Astra Space, Inc. Class A (a)(b)	17,116	7,232
Astronics Corp. (a)	3,170	46,726
Cadre Holdings, Inc.	2,369	49,891
Ducommun, Inc. (a)	1,358	67,900
Kaman Corp.	3,493	77,091
Kratos Defense & Security Solutions, Inc. (a)	15,260	196,854
Maxar Technologies, Inc.	9,053	477,274
Momentus, Inc. Class A (a)	6,324	2,720
Moog, Inc. Class A	3,514	316,647
National Presto Industries, Inc.	639	43,465
Park Aerospace Corp.	2,482	32,465
Parsons Corp. (a)	4,103	178,481
Redwire Corp. (a)(b)	2,232	7,209
Rocket Lab U.S.A., Inc. Class A (a)(b)	26,708	104,695
Terran Orbital Corp. Class A (a)(b)	5,216	9,284
Triumph Group, Inc. (a)	7,916	85,572
V2X, Inc. (a)	1,482	64,022
Virgin Galactic Holdings, Inc. (a)(b)	30,051	109,386
		3,031,816
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	7,137	144,952
Forward Air Corp.	3,313	349,555
Hub Group, Inc. Class A (a)	3,979	300,017
Radiant Logistics, Inc. (a)	4,598	30,347
		824,871
Building Products - 1.5%
AAON, Inc.	5,400	529,200
American Woodmark Corp. (a)	2,033	102,707
Apogee Enterprises, Inc.	2,742	116,700
AZZ, Inc.	3,025	114,133
Caesarstone Sdot-Yam Ltd.	2,653	12,098
CSW Industrials, Inc.	1,799	242,271
Gibraltar Industries, Inc. (a)	3,822	191,253
Griffon Corp.	5,369	152,748
Insteel Industries, Inc.	2,331	64,172
Janus International Group, Inc. (a)	10,094	90,846
Jeld-Wen Holding, Inc. (a)	10,288	131,481
Masonite International Corp. (a)	2,738	250,281
PGT Innovations, Inc. (a)	7,121	182,725
Quanex Building Products Corp.	4,103	78,367
Resideo Technologies, Inc. (a)	17,818	317,160
Simpson Manufacturing Co. Ltd.	5,274	663,364
UFP Industries, Inc.	7,375	579,085
View, Inc. Class A (a)	16,467	5,632
Zurn Elkay Water Solutions Cor	15,314	330,017
		4,154,240
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	8,168	347,793
ACCO Brands Corp.	11,147	51,053
ACV Auctions, Inc. Class A (a)	14,544	189,508
Aris Water Solution, Inc. Class A	2,790	20,283
Brady Corp. Class A	5,544	282,910
BrightView Holdings, Inc. (a)	5,145	28,452
Casella Waste Systems, Inc. Class A (a)	6,148	547,172
Cimpress PLC (a)	2,174	112,939
CompX International, Inc. Class A	171	3,095
CoreCivic, Inc. (a)	14,056	123,552
Deluxe Corp.	5,355	81,128
Ennis, Inc.	3,119	60,602
Harsco Corp. (a)	9,628	66,144
Healthcare Services Group, Inc.	9,176	143,237
Heritage-Crystal Clean, Inc. (a)	1,929	67,438
HNI Corp.	5,117	132,940
Interface, Inc.	7,110	55,742
KAR Auction Services, Inc. (a)	13,265	179,608
Kimball International, Inc. Class B	4,352	53,573
Li-Cycle Holdings Corp. (a)(b)	16,942	80,475
Liquidity Services, Inc. (a)	3,049	39,850
Matthews International Corp. Class A	3,680	139,362
Millerknoll, Inc.	9,411	160,081
Montrose Environmental Group, Inc. (a)	3,401	103,594
NL Industries, Inc.	997	6,411
Pitney Bowes, Inc.	21,276	74,679
Quad/Graphics, Inc. (a)	3,884	13,555
SP Plus Corp. (a)	2,450	83,717
Steelcase, Inc. Class A	10,770	86,160
The Brink's Co.	5,577	350,514
The GEO Group, Inc. (a)	14,590	109,863
UniFirst Corp.	1,841	301,335
Viad Corp. (a)	2,527	48,089
VSE Corp.	1,315	55,611
		4,200,465
Construction & Engineering - 1.7%
Ameresco, Inc. Class A (a)	3,931	163,530
API Group Corp. (a)	25,556	581,655
Arcosa, Inc.	5,974	403,484
Argan, Inc.	1,586	63,805
Comfort Systems U.S.A., Inc.	4,370	653,271
Concrete Pumping Holdings, Inc. (a)	3,148	21,879
Construction Partners, Inc. Class A (a)	4,907	127,288
Dycom Industries, Inc. (a)	3,563	330,005
EMCOR Group, Inc.	5,812	993,852
Fluor Corp. (a)	17,555	510,148
Granite Construction, Inc.	5,456	208,037
Great Lakes Dredge & Dock Corp. (a)	8,069	46,235
IES Holdings, Inc. (a)	1,049	45,306
MYR Group, Inc. (a)	2,021	258,668
Northwest Pipe Co. (a)	1,218	33,544
Primoris Services Corp.	6,516	164,855
Sterling Construction Co., Inc. (a)	3,596	132,764
Tutor Perini Corp. (a)	5,093	26,993
		4,765,319
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	1,649	56,759
Array Technologies, Inc. (a)	18,583	380,022
Atkore, Inc. (a)	4,861	614,090
Babcock & Wilcox Enterprises, Inc. (a)	7,516	46,750
Blink Charging Co. (a)(b)	5,315	37,896
Bloom Energy Corp. Class A (a)	22,172	369,164
Encore Wire Corp.	2,185	341,581
Energy Vault Holdings, Inc. Class A (a)(b)	10,206	17,248
EnerSys	5,022	416,675
Enovix Corp. (a)(b)	13,423	145,237
ESS Tech, Inc. Class A (a)(b)	9,791	10,476
Fluence Energy, Inc. (a)	4,541	82,010
FTC Solar, Inc. (a)	5,243	14,313
FuelCell Energy, Inc. (a)(b)	50,683	95,284
GrafTech International Ltd.	23,768	111,947
Heliogen, Inc. (a)	9,894	2,777
Nextracker, Inc. Class A	3,802	119,725
NuScale Power Corp. (a)(b)	3,822	33,901
Powell Industries, Inc.	1,136	45,508
Preformed Line Products Co.	308	38,278
Shoals Technologies Group, Inc. (a)	20,069	419,241
Stem, Inc. (a)(b)	17,928	75,835
SunPower Corp. (a)(b)	10,124	133,839
Thermon Group Holdings, Inc. (a)	4,061	84,388
TPI Composites, Inc. (a)	4,512	55,768
Vicor Corp. (a)	2,723	117,007
		3,865,719
Ground Transportation - 0.7%
ArcBest Corp.	2,986	281,878
Bird Global, Inc. Class A (a)	19,279	2,610
Covenant Transport Group, Inc. Class A	1,147	45,180
Daseke, Inc. (a)	5,023	41,088
Heartland Express, Inc.	5,650	81,812
Marten Transport Ltd.	7,171	144,782
P.A.M. Transportation Services, Inc. (a)	782	17,556
Saia, Inc. (a)	3,275	975,197
TuSimple Holdings, Inc. (a)	17,823	21,566
Universal Logistics Holdings, Inc.	897	22,963
Werner Enterprises, Inc.	7,787	351,739
		1,986,371
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	3,266	60,290
Machinery - 3.9%
3D Systems Corp. (a)	15,655	143,400
Alamo Group, Inc.	1,238	218,792
Albany International Corp. Class A	3,832	349,517
Astec Industries, Inc.	2,837	117,111
Barnes Group, Inc.	5,993	251,886
Berkshire Grey, Inc. Class A (a)	7,087	9,709
Blue Bird Corp. (a)	2,147	40,149
Chart Industries, Inc. (a)	5,265	700,772
CIRCOR International, Inc. (a)	2,269	63,169
Columbus McKinnon Corp. (NY Shares)	3,435	119,229
Desktop Metal, Inc. (a)(b)	32,982	72,560
Douglas Dynamics, Inc.	2,787	81,687
Energy Recovery, Inc. (a)	6,786	152,889
Enerpac Tool Group Corp. Class A	7,046	167,413
EnPro Industries, Inc.	2,571	242,368
ESCO Technologies, Inc.	3,167	296,336
Evoqua Water Technologies Corp. (a)	14,496	716,827
Fathom Digital Manufacturing Corp. (a)	3,628	1,712
Federal Signal Corp.	7,345	377,386
Franklin Electric Co., Inc.	5,675	507,742
Gorman-Rupp Co.	2,803	68,814
Helios Technologies, Inc.	4,025	242,064
Hillenbrand, Inc.	8,548	389,960
Hillman Solutions Corp. Class A (a)	16,633	139,717
Hydrofarm Holdings Group, Inc. (a)	5,404	8,484
Hyliion Holdings Corp. Class A (a)	17,396	23,833
Hyster-Yale Materials Handling, Inc. Class A	1,336	70,354
Hyzon Motors, Inc. Class A (a)(b)	10,742	8,933
John Bean Technologies Corp.	3,901	424,078
Kadant, Inc.	1,433	266,294
Kennametal, Inc.	10,034	260,483
Lightning eMotors, Inc. (a)	382	1,700
Lindsay Corp.	1,363	164,569
Luxfer Holdings PLC sponsored	3,345	51,011
Manitowoc Co., Inc. (a)	4,257	65,090
Markforged Holding Corp. (a)(b)	13,910	13,561
Microvast Holdings, Inc. (a)	21,490	22,565
Miller Industries, Inc.	1,353	44,108
Mueller Industries, Inc.	6,899	495,693
Mueller Water Products, Inc. Class A	19,212	257,441
Nikola Corp. (a)(b)	40,979	36,287
Omega Flex, Inc.	408	44,884
Proterra, Inc. Class A (a)(b)	27,733	32,448
Proto Labs, Inc. (a)	3,358	96,610
RBC Bearings, Inc. (a)(b)	3,516	798,167
REV Group, Inc.	4,057	43,532
Sarcos Technology and Robotics Corp. Class A (a)	11,898	4,760
Shyft Group, Inc. (The)	4,268	107,041
SPX Technologies, Inc. (a)	5,382	342,726
Standex International Corp.	1,451	178,197
Tennant Co.	2,275	173,856
Terex Corp.	8,223	366,664
The Greenbrier Companies, Inc.	3,939	104,187
Titan International, Inc. (a)	6,327	61,752
Trinity Industries, Inc.	10,119	242,350
Velo3D, Inc. (a)(b)	6,907	16,162
Wabash National Corp.	5,866	150,580
Watts Water Technologies, Inc. Class A	3,367	544,545
Xos, Inc. Class A (a)	6,641	3,370
		10,997,524
Marine Transportation - 0.2%
Costamare, Inc.	6,447	58,216
Eagle Bulk Shipping, Inc.	1,684	75,308
Eneti, Inc.	2,655	22,753
Genco Shipping & Trading Ltd.	4,613	71,086
Golden Ocean Group Ltd. (b)	15,237	139,419
Matson, Inc.	4,603	313,142
Safe Bulkers, Inc.	8,771	32,102
		712,026
Passenger Airlines - 0.3%
Allegiant Travel Co. (a)	1,946	202,209
Blade Air Mobility, Inc. (a)	7,242	18,974
Frontier Group Holdings, Inc. (a)	4,589	43,550
Hawaiian Holdings, Inc. (a)	6,159	51,304
Joby Aviation, Inc. (a)(b)	31,720	137,348
SkyWest, Inc. (a)	6,136	173,649
Spirit Airlines, Inc.	13,396	229,072
Sun Country Airlines Holdings, Inc. (a)	4,102	80,932
Wheels Up Experience, Inc. Class A (a)	18,541	8,575
		945,613
Professional Services - 2.4%
Alight, Inc. Class A (a)	47,433	438,755
ASGN, Inc. (a)	6,052	433,263
Barrett Business Services, Inc.	834	69,731
CBIZ, Inc. (a)	5,808	306,024
Conduent, Inc. (a)	20,651	72,485
CRA International, Inc.	859	90,315
CSG Systems International, Inc.	3,831	201,817
ExlService Holdings, Inc. (a)	3,991	711,915
Exponent, Inc.	6,271	577,246
First Advantage Corp. (a)	7,274	93,544
Forrester Research, Inc. (a)	1,410	43,625
Franklin Covey Co. (a)	1,506	55,300
Heidrick & Struggles International, Inc.	2,403	60,339
HireRight Holdings Corp. (a)	2,589	27,443
Huron Consulting Group, Inc. (a)	2,428	205,870
IBEX Ltd. (a)	1,115	22,824
ICF International, Inc.	2,274	259,236
Insperity, Inc.	4,411	540,171
Kelly Services, Inc. Class A (non-vtg.)	4,147	68,052
Kforce, Inc.	2,450	144,893
Korn Ferry	6,461	310,257
LegalZoom.com, Inc. (a)	11,874	111,378
Maximus, Inc.	7,452	623,360
NV5 Global, Inc. (a)	1,674	158,578
Planet Labs PBC Class A (a)	24,050	98,124
Red Violet, Inc. (a)	1,170	20,007
Resources Connection, Inc.	3,980	58,068
Skillsoft Corp. (a)	9,761	12,006
Spire Global, Inc. (a)	15,434	10,804
Sterling Check Corp. (a)	2,934	32,978
TriNet Group, Inc. (a)	4,613	427,994
TrueBlue, Inc. (a)	3,939	59,676
Ttec Holdings, Inc.	2,316	78,906
Upwork, Inc. (a)	15,012	143,665
Verra Mobility Corp. (a)	17,269	292,710
Willdan Group, Inc. (a)	1,400	20,510
		6,881,869
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.	2,528	35,746
Applied Industrial Technologies, Inc.	4,714	639,501
Beacon Roofing Supply, Inc. (a)	6,339	381,481
BlueLinx Corp. (a)	1,081	75,735
Boise Cascade Co.	4,875	333,011
Custom Truck One Source, Inc. Class A (a)	7,428	46,648
Distribution Solutions Group I (a)	613	28,615
DXP Enterprises, Inc. (a)	1,874	47,225
GATX Corp.	4,312	491,180
Global Industrial Co.	1,620	43,173
GMS, Inc. (a)	5,156	299,357
H&E Equipment Services, Inc.	3,930	143,445
Herc Holdings, Inc.	3,103	310,362
Hudson Technologies, Inc. (a)	5,404	41,773
Karat Packaging, Inc.	792	10,740
McGrath RentCorp.	2,984	265,218
MRC Global, Inc. (a)	10,221	99,553
NOW, Inc. (a)	13,595	145,059
Rush Enterprises, Inc.:
Class A	5,703	302,886
Class B	219	12,829
Textainer Group Holdings Ltd.	5,336	187,294
Titan Machinery, Inc. (a)	2,510	78,689
Transcat, Inc. (a)	880	67,135
Triton International Ltd.	7,171	592,827
Veritiv Corp.	1,615	185,515
Xometry, Inc. (a)	4,229	58,741
		4,923,738
TOTAL INDUSTRIALS		47,349,861
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	9,486	86,512
Aviat Networks, Inc. (a)	1,373	45,048
Calix, Inc. (a)	7,099	324,424
Cambium Networks Corp. (a)	1,422	21,529
Casa Systems, Inc. (a)	4,263	5,329
Clearfield, Inc. (a)	1,589	69,408
CommScope Holding Co., Inc. (a)	25,322	124,837
Comtech Telecommunications Corp.	3,184	32,954
Digi International, Inc. (a)	4,298	129,628
DZS, Inc. (a)	2,547	17,320
Extreme Networks, Inc. (a)	15,551	276,497
Harmonic, Inc. (a)	11,377	160,302
Infinera Corp. (a)	23,838	150,895
Inseego Corp. (a)	9,000	5,418
NETGEAR, Inc. (a)	3,452	48,777
NetScout Systems, Inc. (a)	8,372	227,802
Ondas Holdings, Inc. (a)	4,004	4,004
Ribbon Communications, Inc. (a)	8,979	22,986
Viavi Solutions, Inc. (a)	27,709	248,273
		2,001,943
Electronic Equipment, Instruments & Components - 2.4%
908 Devices, Inc. (a)	2,853	19,286
Advanced Energy Industries, Inc.	4,638	401,187
Aeva Technologies, Inc. (a)	11,562	11,468
AEye, Inc. Class A (a)	11,314	2,249
Akoustis Technologies, Inc. (a)	8,488	24,191
Arlo Technologies, Inc. (a)	10,706	68,947
Badger Meter, Inc.	3,605	477,050
Belden, Inc.	5,230	412,595
Benchmark Electronics, Inc.	4,298	91,762
Cepton, Inc. (a)	5,171	1,929
CTS Corp.	3,908	153,233
ePlus, Inc. (a)	3,285	143,029
Evolv Technologies Holdings, Inc. (a)	10,310	37,116
Fabrinet (a)	4,557	432,687
FARO Technologies, Inc. (a)	2,329	54,382
Focus Universal, Inc. (b)	3,175	6,763
Identiv, Inc. (a)	2,677	14,724
Insight Enterprises, Inc. (a)	3,861	466,988
Itron, Inc. (a)	5,559	296,851
Kimball Electronics, Inc. (a)	2,961	59,605
Knowles Corp. (a)	11,017	185,967
Lightwave Logic, Inc. (a)(b)	14,057	63,257
Methode Electronics, Inc. Class A	4,367	179,003
MicroVision, Inc. (a)(b)	20,238	40,476
Mirion Technologies, Inc. Class A (a)	16,889	136,801
Napco Security Technologies, Inc. (a)	3,890	120,590
nLIGHT, Inc. (a)	5,513	48,349
Novanta, Inc. (a)	4,379	669,286
OSI Systems, Inc. (a)	1,969	222,418
Ouster, Inc. (a)	3,305	11,700
Par Technology Corp. (a)	3,283	100,427
PC Connection, Inc.	1,390	55,975
Plexus Corp. (a)	3,377	295,386
Rogers Corp. (a)	2,315	372,599
Sanmina Corp. (a)	7,023	367,022
ScanSource, Inc. (a)	3,110	85,059
Smartrent, Inc. (a)	14,798	38,179
TTM Technologies, Inc. (a)	12,479	147,377
Vishay Intertechnology, Inc.	16,009	340,832
Vishay Precision Group, Inc. (a)	1,509	56,648
		6,713,393
IT Services - 0.4%
BigCommerce Holdings, Inc. (a)	7,997	59,098
Brightcove, Inc. (a)	5,344	22,124
Cerberus Cyber Sentinel Corp. (a)	4,944	1,049
Cyxtera Technologies, Inc. Class A (a)	4,759	1,548
Digitalocean Holdings, Inc. (a)(b)	8,617	271,780
Edgio, Inc. (a)	16,343	10,803
Fastly, Inc. Class A (a)	14,013	207,112
Grid Dynamics Holdings, Inc. (a)	6,600	71,742
Hackett Group, Inc.	2,834	52,599
Information Services Group, Inc.	4,426	22,528
Perficient, Inc. (a)	4,219	273,897
PFSweb, Inc. (a)	2,093	8,414
Rackspace Technology, Inc. (a)(b)	6,961	10,163
Squarespace, Inc. Class A (a)	3,719	115,661
Tucows, Inc. (a)	1,206	27,002
Unisys Corp. (a)	8,098	25,995
		1,181,515
Semiconductors & Semiconductor Equipment - 2.6%
ACM Research, Inc. (a)	5,893	55,100
Alpha & Omega Semiconductor Ltd. (a)	2,719	64,930
Ambarella, Inc. (a)	4,572	283,373
Amkor Technology, Inc.	12,488	279,357
Atomera, Inc. (a)(b)	2,485	19,632
Axcelis Technologies, Inc. (a)	4,024	476,039
AXT, Inc. (a)	5,060	13,510
CEVA, Inc. (a)	2,805	70,490
Cohu, Inc. (a)	5,790	195,934
Credo Technology Group Holding Ltd. (a)	12,082	97,985
Diodes, Inc. (a)	5,482	436,915
FormFactor, Inc. (a)	9,508	259,663
Ichor Holdings Ltd. (a)	3,451	96,110
Impinj, Inc. (a)	2,642	233,579
indie Semiconductor, Inc. (a)	13,138	99,455
Kulicke & Soffa Industries, Inc.	6,875	327,663
MACOM Technology Solutions Holdings, Inc. (a)	6,678	389,595
MaxLinear, Inc. Class A (a)	8,996	217,073
Onto Innovation, Inc. (a)	6,113	495,031
PDF Solutions, Inc. (a)	3,692	133,097
Photronics, Inc. (a)	7,371	106,585
Power Integrations, Inc.	6,979	507,932
Rambus, Inc. (a)	13,171	584,002
Rigetti Computing, Inc. Class A (a)	8,796	4,134
Semtech Corp. (a)	7,808	152,178
Silicon Laboratories, Inc. (a)	3,901	543,409
SiTime Corp. (a)	2,007	217,699
SkyWater Technology, Inc. (a)	1,403	12,683
SMART Global Holdings, Inc. (a)	5,992	92,397
Synaptics, Inc. (a)	4,901	434,033
Transphorm, Inc. (a)	2,697	8,280
Ultra Clean Holdings, Inc. (a)	5,567	158,882
Veeco Instruments, Inc. (a)	6,220	114,572
		7,181,317
Software - 4.8%
8x8, Inc. (a)	13,977	40,114
A10 Networks, Inc.	7,925	112,060
ACI Worldwide, Inc. (a)	13,822	350,111
Adeia, Inc.	12,789	97,708
Agilysys, Inc. (a)	2,439	190,340
Alarm.com Holdings, Inc. (a)	5,934	282,992
Alkami Technology, Inc. (a)	4,498	53,931
Altair Engineering, Inc. Class A (a)	6,403	442,127
American Software, Inc. Class A	3,885	46,387
Amplitude, Inc. (a)	6,965	79,053
AppFolio, Inc. (a)	2,416	337,322
Appian Corp. Class A (a)	4,952	185,948
Applied Digital Corp.	8,351	26,723
Arteris, Inc. (a)	2,229	8,292
Asana, Inc. (a)	9,116	147,497
AvePoint, Inc. (a)(b)	16,202	70,317
Blackbaud, Inc. (a)	5,720	396,711
BlackLine, Inc. (a)	6,805	379,107
Blend Labs, Inc. (a)	23,657	14,007
Box, Inc. Class A (a)	17,251	456,461
C3.ai, Inc. (a)(b)	7,361	131,173
Cerence, Inc. (a)	4,976	127,137
Cipher Mining, Inc. (a)	4,966	11,471
Cleanspark, Inc. (a)	9,096	35,565
Clear Secure, Inc.	7,980	193,036
CommVault Systems, Inc. (a)	5,489	319,844
Consensus Cloud Solutions, Inc. (a)	2,307	86,120
Couchbase, Inc. (a)	3,522	54,098
CS Disco, Inc. (a)	2,904	17,076
Cvent Holding Corp. (a)	5,673	47,710
Digimarc Corp. (a)(b)	1,670	28,457
Digital Turbine, Inc. (a)	11,647	136,619
Domo, Inc. Class B (a)	3,833	60,868
E2open Parent Holdings, Inc. (a)	24,567	154,526
Ebix, Inc.	3,267	53,121
eGain Communications Corp. (a)	2,495	18,313
Enfusion, Inc. Class A (a)	3,284	27,520
EngageSmart, Inc. (a)	4,440	76,235
Envestnet, Inc. (a)	6,770	429,083
Everbridge, Inc. (a)	4,944	129,928
EverCommerce, Inc. (a)	2,985	36,029
ForgeRock, Inc. (a)	5,375	107,661
Greenidge Generation Holdings, Inc. (a)	1,487	729
Instructure Holdings, Inc. (a)	2,151	57,066
Intapp, Inc. (a)	1,796	72,415
InterDigital, Inc.	3,657	247,725
IronNet, Inc. Class A (a)	7,642	2,121
Kaleyra, Inc. (a)	928	1,708
Latch, Inc. (a)	13,169	10,401
LivePerson, Inc. (a)	8,693	40,249
Liveramp Holdings, Inc. (a)	7,867	189,516
Livevox Holdings, Inc. (a)	2,769	7,919
Marathon Digital Holdings, Inc. (a)(b)	14,458	145,592
Matterport, Inc. (a)(b)	27,705	64,553
MeridianLink, Inc. (a)	2,811	41,996
MicroStrategy, Inc. Class A (a)(b)	1,191	391,101
Mitek Systems, Inc. (a)	5,273	47,562
Model N, Inc. (a)	4,598	141,618
Momentive Global, Inc. (a)	16,088	151,066
N-able, Inc. (a)	8,364	106,641
Nextnav, Inc. (a)	7,973	17,222
Olo, Inc. (a)	11,077	75,877
ON24, Inc. (a)	5,243	45,614
Onespan, Inc. (a)	4,881	71,946
Pagerduty, Inc. (a)(b)	10,683	321,131
Porch Group, Inc. Class A (a)	9,657	8,789
PowerSchool Holdings, Inc. (a)	5,635	117,659
Progress Software Corp.	5,282	289,876
PROS Holdings, Inc. (a)	5,104	144,800
Q2 Holdings, Inc. (a)	6,919	170,346
Qualys, Inc. (a)	4,755	537,030
Rapid7, Inc. (a)	7,288	354,270
Rimini Street, Inc. (a)	6,362	23,794
Riot Platforms, Inc. (a)(b)	19,570	234,057
Sapiens International Corp. NV	3,959	79,695
SecureWorks Corp. (a)	1,143	10,367
SolarWinds, Inc. (a)	5,828	50,237
SoundThinking, Inc. (a)	1,112	33,082
Sprout Social, Inc. (a)	5,779	284,674
SPS Commerce, Inc. (a)	4,468	658,136
Sumo Logic, Inc. (a)	14,498	173,976
Telos Corp. (a)	6,218	10,571
Tenable Holdings, Inc. (a)	13,797	510,351
TeraWulf, Inc. (a)	8,444	15,030
Upland Software, Inc. (a)	3,582	13,146
Varonis Systems, Inc. (a)	13,202	305,758
Verint Systems, Inc. (a)	7,984	291,336
Veritone, Inc. (a)(b)	3,966	18,878
Viant Technology, Inc. (a)	1,804	7,974
Weave Communications, Inc. (a)	3,749	16,608
Workiva, Inc. (a)	5,869	548,282
Xperi, Inc.	5,181	49,168
Yext, Inc. (a)	13,894	121,989
Zeta Global Holdings Corp. (a)	13,704	133,066
Zuora, Inc. (a)	15,588	121,431
		13,584,942
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	4,282	126,362
CompoSecure, Inc. (a)	930	6,975
Corsair Gaming, Inc. (a)	4,981	86,769
Diebold Nixdorf, Inc. (a)	8,832	7,127
Eastman Kodak Co. (a)	6,867	22,592
IonQ, Inc. (a)(b)	14,758	81,317
Super Micro Computer, Inc. (a)	5,787	610,123
Turtle Beach Corp. (a)	1,940	21,088
Xerox Holdings Corp.	14,118	221,229
		1,183,582
TOTAL INFORMATION TECHNOLOGY		31,846,692
MATERIALS - 4.4%
Chemicals - 2.1%
AdvanSix, Inc.	3,297	124,231
American Vanguard Corp.	3,428	65,989
Amyris, Inc. (a)(b)	24,405	19,954
Aspen Aerogels, Inc. (a)	6,282	39,325
Avient Corp.	11,228	432,390
Balchem Corp.	3,920	515,088
Cabot Corp.	6,855	491,915
Chase Corp.	925	101,130
Danimer Scientific, Inc. (a)(b)	11,271	35,616
Diversey Holdings Ltd. (a)	9,632	78,308
Ecovyst, Inc. (a)	10,293	116,826
FutureFuel Corp.	3,211	24,083
H.B. Fuller Co.	6,605	437,053
Hawkins, Inc.	2,388	96,332
Ingevity Corp. (a)	4,614	331,008
Innospec, Inc.	3,044	309,362
Intrepid Potash, Inc. (a)	1,394	35,937
Koppers Holdings, Inc.	2,457	80,614
Kronos Worldwide, Inc.	2,811	26,142
Livent Corp. (a)(b)	19,994	436,869
LSB Industries, Inc. (a)	9,170	81,888
Mativ, Inc.	6,741	130,573
Minerals Technologies, Inc.	3,972	235,381
Origin Materials, Inc. Class A (a)	12,947	51,141
Orion Engineered Carbons SA	7,418	179,590
Perimeter Solutions SA (a)	14,461	108,168
PureCycle Technologies, Inc. (a)(b)	13,106	86,106
Quaker Houghton	1,669	311,485
Rayonier Advanced Materials, Inc. (a)	7,655	41,643
Sensient Technologies Corp.	5,157	383,990
Stepan Co.	2,619	241,472
Trinseo PLC	4,306	78,025
Tronox Holdings PLC	14,428	197,519
Valhi, Inc.	308	4,783
		5,929,936
Construction Materials - 0.2%
Summit Materials, Inc.	14,627	400,926
United States Lime & Minerals, Inc.	250	40,225
		441,151
Containers & Packaging - 0.3%
Eightco Holdings, Inc.	48	92
Greif, Inc.:
Class A	3,223	202,372
Class B	527	41,496
Myers Industries, Inc.	4,499	85,256
O-I Glass, Inc. (a)	18,931	425,380
Pactiv Evergreen, Inc.	5,396	42,628
Ranpak Holdings Corp. (A Shares) (a)	5,353	21,840
TriMas Corp.	5,082	129,134
		948,198
Metals & Mining - 1.7%
5E Advanced Materials, Inc. (a)(b)	4,964	20,948
Alpha Metallurgical Resources	1,879	275,386
Arconic Corp. (a)	12,498	309,326
ATI, Inc. (a)	15,266	589,573
Carpenter Technology Corp.	5,878	310,006
Century Aluminum Co. (a)	6,445	55,363
Coeur d'Alene Mines Corp. (a)	34,333	116,732
Commercial Metals Co.	14,389	671,822
Compass Minerals International, Inc.	4,211	137,826
Constellium NV (a)	15,563	231,111
Dakota Gold Corp.	6,158	20,260
Haynes International, Inc.	1,524	71,643
Hecla Mining Co.	68,154	412,332
Hycroft Mining Holding Corp. (a)	16,362	6,183
Ivanhoe Electric, Inc.	5,718	68,101
Kaiser Aluminum Corp.	1,959	128,745
Materion Corp.	2,512	272,075
Novagold Resources, Inc. (a)	29,294	159,359
Olympic Steel, Inc.	1,188	55,325
Piedmont Lithium, Inc. (a)	2,141	123,108
PolyMet Mining Corp. (a)	8,914	16,223
Ramaco Resources, Inc.	2,774	22,553
Ryerson Holding Corp.	2,398	90,572
Schnitzer Steel Industries, Inc. Class A	3,140	90,715
SunCoke Energy, Inc.	10,273	79,924
TimkenSteel Corp. (a)	5,472	91,601
Tredegar Corp.	3,274	30,710
Warrior Metropolitan Coal, Inc.	6,343	219,278
Worthington Industries, Inc.	3,866	229,602
		4,906,402
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,057	74,258
Glatfelter Corp.	5,327	24,078
Sylvamo Corp.	4,196	192,261
		290,597
TOTAL MATERIALS		12,516,284
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust (SBI)	11,676	157,743
Agree Realty Corp.	10,851	737,759
Alexander & Baldwin, Inc.	9,148	175,916
Alexanders, Inc.	278	51,727
American Assets Trust, Inc.	6,279	114,278
Apartment Investment & Management Co. Class A	18,308	143,352
Apple Hospitality (REIT), Inc.	26,731	398,025
Armada Hoffler Properties, Inc.	8,621	101,038
Ashford Hospitality Trust, Inc. (a)	4,114	13,988
Bluerock Homes Trust, Inc.	473	9,346
Braemar Hotels & Resorts, Inc.	8,155	30,989
Brandywine Realty Trust (SBI)	21,638	85,037
Broadstone Net Lease, Inc.	21,586	349,046
BRT Apartments Corp.	1,598	27,693
CareTrust (REIT), Inc.	12,350	240,702
CBL & Associates Properties, Inc.	3,306	76,468
Centerspace	1,915	107,968
Chatham Lodging Trust	5,967	61,102
City Office REIT, Inc.	5,316	30,939
Clipper Realty, Inc.	1,584	8,316
Community Healthcare Trust, Inc.	3,015	107,907
Corporate Office Properties Trust (SBI)	14,048	321,559
CTO Realty Growth, Inc.	2,850	47,994
DiamondRock Hospitality Co.	26,052	211,282
Diversified Healthcare Trust (SBI)	28,712	26,226
Easterly Government Properties, Inc.	11,518	162,058
Elme Communities (SBI)	10,930	188,324
Empire State Realty Trust, Inc.	16,529	100,992
Equity Commonwealth	12,861	266,480
Essential Properties Realty Trust, Inc.	17,514	433,472
Farmland Partners, Inc.	6,276	65,521
Four Corners Property Trust, Inc.	10,459	266,809
Franklin Street Properties Corp.	12,071	14,002
Getty Realty Corp.	5,257	175,216
Gladstone Commercial Corp.	5,082	60,679
Gladstone Land Corp.	4,081	65,745
Global Medical REIT, Inc.	7,945	73,730
Global Net Lease, Inc.	13,297	149,724
Hersha Hospitality Trust	4,012	25,276
Independence Realty Trust, Inc.	28,020	466,533
Indus Realty Trust, Inc.	670	44,602
Industrial Logistics Properties Trust	7,859	16,190
InvenTrust Properties Corp.	8,448	190,502
Kite Realty Group Trust	27,037	560,207
LTC Properties, Inc.	5,006	167,451
LXP Industrial Trust (REIT)	33,833	318,030
National Health Investors, Inc.	5,215	259,551
Necessity Retail (REIT), Inc./The	17,062	94,012
NETSTREIT Corp.	7,074	128,888
NexPoint Residential Trust, Inc.	2,836	121,749
Office Properties Income Trust	6,306	41,115
One Liberty Properties, Inc.	2,170	47,783
Orion Office (REIT), Inc.	7,432	45,632
Outfront Media, Inc.	18,228	303,678
Paramount Group, Inc.	23,633	102,331
Pebblebrook Hotel Trust	16,121	229,402
Phillips Edison & Co., Inc.	14,579	459,822
Physicians Realty Trust	28,419	409,802
Piedmont Office Realty Trust, Inc. Class A	15,848	103,170
Plymouth Industrial REIT, Inc.	4,765	96,444
Postal Realty Trust, Inc.	2,457	37,764
Potlatch Corp.	9,863	455,966
Retail Opportunity Investments Corp.	15,132	197,170
RLJ Lodging Trust	19,902	201,010
RPT Realty	10,614	98,710
Ryman Hospitality Properties, Inc.	6,635	594,894
Sabra Health Care REIT, Inc.	28,763	327,898
Safehold, Inc.	4,922	136,438
Saul Centers, Inc.	1,536	55,342
Service Properties Trust	20,306	178,084
SITE Centers Corp.	23,906	295,000
Stag Industrial, Inc.	22,374	757,807
Star Holdings	1,595	25,743
Summit Hotel Properties, Inc.	13,004	83,746
Sunstone Hotel Investors, Inc.	26,301	250,649
Tanger Factory Outlet Centers, Inc.	12,570	246,498
Terreno Realty Corp.	10,022	617,255
The Macerich Co.	26,759	267,322
UMH Properties, Inc.	6,734	102,357
Uniti Group, Inc.	29,887	102,214
Universal Health Realty Income Trust (SBI)	1,643	71,471
Urban Edge Properties	14,293	209,678
Urstadt Biddle Properties, Inc. Class A	3,633	62,560
Veris Residential, Inc. (a)	10,630	173,801
Whitestone REIT Class B	6,173	55,248
Xenia Hotels & Resorts, Inc.	14,203	179,810
		15,675,757
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)	193	3,596
Anywhere Real Estate, Inc. (a)	13,285	84,625
Compass, Inc. (a)	34,324	80,318
Cushman & Wakefield PLC (a)	19,704	194,084
Digitalbridge Group, Inc.	19,529	242,745
Doma Holdings, Inc. Class A (a)	15,581	6,700
Douglas Elliman, Inc.	9,383	29,932
eXp World Holdings, Inc. (b)	8,689	101,574
Forestar Group, Inc. (a)	2,244	43,399
FRP Holdings, Inc. (a)	810	46,980
Kennedy-Wilson Holdings, Inc.	14,608	245,122
Marcus & Millichap, Inc.	3,128	98,438
Newmark Group, Inc.	16,770	106,322
Offerpad Solutions, Inc. (a)	7,719	3,607
RE/MAX Holdings, Inc.	2,219	42,849
Redfin Corp. (a)	13,144	97,923
Stratus Properties, Inc.	720	15,408
Tejon Ranch Co. (a)	2,545	43,978
The RMR Group, Inc.	1,940	46,075
The St. Joe Co.	4,272	175,579
Transcontinental Realty Investors, Inc. (a)	151	5,504
		1,714,758
TOTAL REAL ESTATE		17,390,515
UTILITIES - 3.3%
Electric Utilities - 0.8%
Allete, Inc.	7,055	440,091
MGE Energy, Inc.	4,479	343,136
Otter Tail Corp.	5,074	365,074
PNM Resources, Inc.	10,461	503,488
Portland General Electric Co.	11,023	557,984
Via Renewables, Inc. Class A,	346	3,581
		2,213,354
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (b)	12,072	514,267
Chesapeake Utilities Corp.	2,147	265,155
New Jersey Resources Corp.	11,845	611,676
Northwest Natural Holding Co.	4,304	202,116
ONE Gas, Inc.	6,651	511,794
Southwest Gas Holdings, Inc.	8,281	463,736
Spire, Inc.	6,305	427,038
		2,995,782
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)	11,363	51,588
Clearway Energy, Inc.:
Class A	3,958	114,703
Class C	10,466	317,852
Montauk Renewables, Inc. (a)	8,018	53,320
Ormat Technologies, Inc.	6,436	552,273
Sunnova Energy International, Inc. (a)(b)	12,269	220,351
		1,310,087
Multi-Utilities - 0.5%
Avista Corp.	9,106	401,301
Black Hills Corp.	8,013	523,169
NorthWestern Energy Corp.	7,153	419,309
Unitil Corp.	1,964	109,179
		1,452,958
Water Utilities - 0.5%
American States Water Co.	4,549	403,724
Artesian Resources Corp. Class A	1,025	56,150
California Water Service Group	6,700	375,736
Global Water Resources, Inc.	1,720	18,868
Middlesex Water Co.	2,158	157,491
Pure Cycle Corp. (a)	2,445	24,132
SJW Group	3,329	252,738
York Water Co.	1,742	73,234
		1,362,073
TOTAL UTILITIES		9,334,254
TOTAL COMMON STOCKS (Cost $282,090,728)		279,320,329

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $198,505)	200,000	198,389

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	5,614,275	5,615,398
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	11,362,849	11,363,985
TOTAL MONEY MARKET FUNDS (Cost $16,979,383)		16,979,383

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $299,268,616)	296,498,101
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(13,732,926)
NET ASSETS - 100.0%	282,765,175

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	39	Jun 2023	3,460,860	21,513	21,513

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,614,533.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,389.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	4,281,328	69,368,070	68,033,999	71,594	-	(1)	5,615,398	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	25,198,424	54,058,519	67,892,958	349,749	-	-	11,363,985	0.0%
Total	29,479,752	123,426,589	135,926,957	421,343	-	(1)	16,979,383

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,758,887	7,758,887	-	-
Consumer Discretionary	32,096,817	32,096,817	-	-
Consumer Staples	10,884,598	10,884,598	-	-
Energy	18,046,866	18,046,866	-	-
Financials	44,101,719	44,101,719	-	-
Health Care	47,993,836	47,945,133	45,853	2,850
Industrials	47,349,861	47,349,861	-	-
Information Technology	31,846,692	31,846,692	-	-
Materials	12,516,284	12,516,284	-	-
Real Estate	17,390,515	17,390,515	-	-
Utilities	9,334,254	9,334,254	-	-

U.S. Government and Government Agency Obligations	198,389	-	198,389	-

Money Market Funds	16,979,383	16,979,383	-	-
Total Investments in Securities:	296,498,101	296,251,009	244,242	2,850
Derivative Instruments:

Assets
Futures Contracts	21,513	21,513	-	-
Total Assets	21,513	21,513	-	-
Total Derivative Instruments:	21,513	21,513	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,513	0
Total Equity Risk	21,513	0
Total Value of Derivatives	21,513	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2023

Assets
Investment in securities, at value (including securities loaned of $11,037,270) - See accompanying schedule:
Unaffiliated issuers (cost $282,289,233)	$279,518,718
Fidelity Central Funds (cost $16,979,383)	16,979,383

Total Investment in Securities (cost $299,268,616)		$296,498,101
Segregated cash with brokers for derivative instruments		26,864
Cash		104,345
Receivable for investments sold		200,143
Receivable for fund shares sold		429,663
Dividends receivable		83,942
Distributions receivable from Fidelity Central Funds		33,140
Receivable for daily variation margin on futures contracts		26,465
Other receivables		799
Total assets		297,403,462
Liabilities
Payable for investments purchased	$3,047,076
Payable for fund shares redeemed	227,245
Collateral on securities loaned	11,363,966
Total Liabilities		14,638,287
Net Assets		$282,765,175
Net Assets consist of:
Paid in capital		$293,442,328
Total accumulated earnings (loss)		(10,677,153)
Net Assets		$282,765,175
Net Asset Value , offering price and redemption price per share ($282,765,175 ÷ 22,264,009 shares)		$12.70

Statement of Operations
		Year ended April 30, 2023
Investment Income
Dividends		$3,865,765
Interest		4,436
Income from Fidelity Central Funds (including $349,749 from security lending)		421,343
Total Income		4,291,544
Expenses
Independent trustees' fees and expenses	$910
Total expenses before reductions	910
Expense reductions	(464)
Total expenses after reductions		446
Net Investment income (loss)		4,291,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,218,956)
Futures contracts	(458,180)
Total net realized gain (loss)		(3,677,136)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,397,601)
Fidelity Central Funds	(1)
Futures contracts	296,054
Total change in net unrealized appreciation (depreciation)		(8,101,548)
Net gain (loss)		(11,778,684)
Net increase (decrease) in net assets resulting from operations		$(7,487,586)
Statement of Changes in Net Assets

	Year ended April 30, 2023	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,291,098	$2,603,626
Net realized gain (loss)	(3,677,136)	4,606,515
Change in net unrealized appreciation (depreciation)	(8,101,548)	(52,186,134)
Net increase (decrease) in net assets resulting from operations	(7,487,586)	(44,975,993)
Distributions to shareholders	(3,089,661)	(6,456,110)
Share transactions
Proceeds from sales of shares	124,512,167	168,655,490
Reinvestment of distributions	2,144,309	4,332,568
Cost of shares redeemed	(76,140,306)	(56,802,403)
Net increase (decrease) in net assets resulting from share transactions	50,516,170	116,185,655
Total increase (decrease) in net assets	39,938,923	64,753,552

Net Assets
Beginning of period	242,826,252	178,072,700
End of period	$282,765,175	$242,826,252

Other Information
Shares
Sold	9,634,149	10,781,275
Issued in reinvestment of distributions	170,455	274,899
Redeemed	(5,765,531)	(3,645,940)
Net increase (decrease)	4,039,073	7,410,234

Financial Highlights
Fidelity Flex® Small Cap Index Fund

Years ended April 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$16.47	$9.52	$11.70	$11.43
Income from Investment Operations
Net investment income (loss) A,B	.22	.18	.14	.15	.16
Net realized and unrealized gain (loss)	(.68)	(2.89)	6.96	(1.98)	.35
Total from investment operations	(.46)	(2.71)	7.10	(1.83)	.51
Distributions from net investment income	(.16)	(.18)	(.15)	(.16)	(.11)
Distributions from net realized gain	-	(.26)	-	(.19)	(.12)
Total distributions	(.16)	(.44)	(.15)	(.35)	(.24) C
Net asset value, end of period	$12.70	$13.32	$16.47	$9.52	$11.70
Total Return D	(3.46)%	(16.88)%	75.01%	(16.23)%	4.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.66%	1.14%	1.09%	1.36%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$282,765	$242,826	$178,073	$104,119	$74,937
Portfolio turnover rate H	16%	18%	47%	18%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2023

1 . Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,723,615
Gross unrealized depreciation	(60,113,328)
Net unrealized appreciation (depreciation)	$(8,389,713)
Tax Cost	$304,887,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$968,523
Capital loss carryforward	$(3,255,962)
Net unrealized appreciation (depreciation) on securities and other investments	$(8,389,713)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,255,962)

The tax character of distributions paid was as follows:

	April 30, 2023	April 30, 2022
Ordinary Income	$3,089,661	$2,555,469
Long-term Capital Gains	-	3,900,641
Total	$3,089,661	$6,456,110
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	106,303,581	40,443,234
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Small Cap Index Fund	$6,017	$2,827
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $464.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 299 funds. Mr. Chiel oversees 188 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity ® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity Flex® Small Cap Index Fund	-%- D
Actual		$ 1,000	$ 966.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund designates $33,360 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 59% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 65.54% of the dividend distributed during the fiscal year as an amount which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 19.97% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881631.106
ZAP-ANN-0623

Item 2.

Code of Ethics

As of the end of the period, April 30, 2023, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund, Fidelity Series Large Cap Growth Index Fund, and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$40,100	$-	$7,700	$1,000
Fidelity Flex Small Cap Index Fund	$50,000	$-	$7,200	$1,200
Fidelity Large Cap Growth Index Fund	$39,300	$-	$7,400	$1,000
Fidelity Large Cap Value Index Fund	$39,200	$-	$7,700	$1,000
Fidelity Mid Cap Index Fund	$45,800	$-	$9,400	$1,000
Fidelity Series Large Cap Growth Index Fund	$39,200	$-	$7,900	$1,000
Fidelity Small Cap Index Fund	$61,700	$-	$9,200	$1,200

April 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$39,700	$-	$7,100	$900
Fidelity Flex Small Cap Index Fund	$49,600	$-	$6,900	$1,100
Fidelity Large Cap Growth Index Fund	$38,800	$-	$7,100	$900
Fidelity Large Cap Value Index Fund	$38,800	$-	$7,100	$900
Fidelity Mid Cap Index Fund	$42,500	$-	$9,100	$900
Fidelity Series Large Cap Growth Index Fund	$38,800	$-	$7,800	$900
Fidelity Small Cap Index Fund	$49,500	$-	$8,900	$1,100

A Amounts may reflect rounding

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2023A	April 30, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2023A	April 30, 2022A
Deloitte Entities	$306,500	$518,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023